UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—December 31, 2023

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2023
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Tax-Managed Balanced Fund	4
Tax-Managed Capital Appreciation Fund	62
Tax-Managed Small-Cap Fund	80
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. Returns for the Vanguard Tax-Managed Funds ranged from 15.53% for the Tax-Managed Balanced Fund to 26.67% for Institutional Shares of the Tax-Managed Capital Appreciation Fund. The returns were in line with their benchmarks.
•	With inflation continuing to ease, a number of major central banks slowed and eventually stopped hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	In the U.S. equity market, large-capitalization stocks outpaced small-caps for the 12 months, and growth stocks outperformed value by a substantial margin, largely driven by a handful of tech names.
•	Municipal bonds, as measured by the Bloomberg 1–15 Year Municipal Index, posted a total return of 5.26%, slightly less than the 5.60% return of the Bloomberg U.S. Aggregate Float Adjusted Index, a proxy for the taxable investment-grade bond market.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,059.60	$0.47
Tax-Managed Capital Appreciation Fund
Admiral™ Shares	$1,000.00	$1,084.10	$0.47
Institutional Shares	1,000.00	1,084.20	0.32
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,094.20	$0.48
Institutional Shares	1,000.00	1,094.40	0.32
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.75	$0.46
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Tax-Managed Balanced Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Balanced Fund	15.53%	8.82%	7.27%	$20,172
Tax-Managed Balanced Composite Index	15.65	9.25	7.52	20,648
Bloomberg Municipal Bond Index	6.40	2.25	3.03	13,483
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422
Tax-Managed Balanced Composite Index: 50% Russell 1000 Index and 50% Bloomberg 1–15 Year Municipal Bond Index.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund
Fund Allocation
As of December 31, 2023
Investment Exposure
Basic Materials	0.8%
Consumer Discretionary	7.0
Consumer Staples	2.2
Energy	1.8
Financials	5.0
Health Care	5.6
Industrials	6.3
Other	0.3
Real Estate	1.3
Technology	15.3
Telecommunications	1.1
Utilities	1.3
Tax-Exempt Municipal Bonds	52.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Balanced Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (47.7%)
Basic Materials (0.8%)
	Linde plc	48,859	20,067
	Freeport-McMoRan Inc.	141,391	6,019
	Air Products and Chemicals Inc.	21,609	5,917
	Ecolab Inc.	21,275	4,220
	Nucor Corp.	23,200	4,038
	Element Solutions Inc.	120,371	2,785
	Newmont Corp.	66,255	2,742
	Celanese Corp. Class A	15,842	2,461
	Alcoa Corp.	70,034	2,381
	Reliance Steel & Aluminum Co.	6,900	1,930
	Albemarle Corp.	12,068	1,744
	Westlake Corp.	11,056	1,547
	Fastenal Co.	21,246	1,376
	CF Industries Holdings Inc.	16,859	1,340
	Avery Dennison Corp.	5,500	1,112
	United States Steel Corp.	18,000	876
	Dow Inc.	15,461	848
	Huntsman Corp.	27,901	701
	Mosaic Co.	18,068	646
*	Valvoline Inc.	17,015	639
*	MP Materials Corp.	29,433	584
	FMC Corp.	9,098	574
	International Flavors & Fragrances Inc.	7,083	573
	LyondellBasell Industries NV Class A	5,638	536
	Ashland Inc.	6,198	523
	Steel Dynamics Inc.	4,100	484
	Royal Gold Inc.	3,900	472
	Timken Co.	5,841	468
	Eastman Chemical Co.	5,040	453
	Scotts Miracle-Gro Co.	4,442	283
	NewMarket Corp.	390	213
	SSR Mining Inc.	8,772	94
			68,646
Consumer Discretionary (7.0%)
*	Amazon.com Inc.	873,196	132,673
*	Tesla Inc.	258,313	64,186
	Home Depot Inc.	103,869	35,996
	Costco Wholesale Corp.	47,654	31,455
*	Netflix Inc.	47,459	23,107
	Walmart Inc.	142,753	22,505
	McDonald's Corp.	62,436	18,513
	Lowe's Cos. Inc.	75,512	16,805
	Walt Disney Co.	153,117	13,825
*	Booking Holdings Inc.	3,829	13,582
	NIKE Inc. Class B	120,861	13,122
*	Uber Technologies Inc.	178,112	10,966
	Starbucks Corp.	113,970	10,942
	TJX Cos. Inc.	106,628	10,003
*	Lululemon Athletica Inc.	15,881	8,120
*	Chipotle Mexican Grill Inc. Class A	3,372	7,712
*	O'Reilly Automotive Inc.	8,103	7,698
	General Motors Co.	193,935	6,966
*	Copart Inc.	141,652	6,941
	Marriott International Inc. Class A	28,408	6,406
	Target Corp.	42,065	5,991
	Lennar Corp. Class A	39,160	5,836
	DR Horton Inc.	37,302	5,669
	Hilton Worldwide Holdings Inc.	30,445	5,544
*	AutoZone Inc.	2,094	5,414
	Ross Stores Inc.	35,144	4,864
	Yum! Brands Inc.	31,728	4,146
*	Airbnb Inc. Class A	30,100	4,098
*	NVR Inc.	569	3,983
	Dollar General Corp.	28,880	3,926
	Delta Air Lines Inc.	89,337	3,594
*	Dollar Tree Inc.	25,146	3,572
*	Live Nation Entertainment Inc.	35,096	3,285
		Shares	Market Value• ($000)
	Electronic Arts Inc.	23,473	3,211
	eBay Inc.	70,736	3,086
*	Ulta Beauty Inc.	5,996	2,938
	Estee Lauder Cos. Inc. Class A	19,990	2,924
	Tractor Supply Co.	12,514	2,691
*	Capri Holdings Ltd.	53,000	2,663
	PulteGroup Inc.	25,300	2,611
*	MGM Resorts International	57,046	2,549
*	AutoNation Inc.	16,312	2,450
*	Deckers Outdoor Corp.	3,623	2,422
	Toll Brothers Inc.	22,801	2,344
*	Warner Bros Discovery Inc.	204,744	2,330
*	Take-Two Interactive Software Inc.	14,415	2,320
*	Expedia Group Inc.	14,301	2,171
*	Aptiv plc	23,498	2,108
*	Rivian Automotive Inc. Class A	83,439	1,957
	Tempur Sealy International Inc.	37,140	1,893
	Ford Motor Co.	150,000	1,828
*	Skechers USA Inc. Class A	28,459	1,774
	Domino's Pizza Inc.	4,261	1,757
	LKQ Corp.	36,460	1,742
*	Trade Desk Inc. Class A	23,953	1,724
*	United Airlines Holdings Inc.	37,444	1,545
*	Royal Caribbean Cruises Ltd.	11,931	1,545
*	Floor & Decor Holdings Inc. Class A	13,773	1,537
	News Corp. Class A	62,267	1,529
*	Carnival Corp.	80,800	1,498
	Lear Corp.	10,522	1,486
	U-Haul Holding Co. (XNYS)	20,513	1,445
	Williams-Sonoma Inc.	7,089	1,430
	Thor Industries Inc.	11,633	1,376
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,375
	Service Corp. International	19,880	1,361
	Gentex Corp.	39,660	1,295
	PVH Corp.	10,390	1,269
*	CarMax Inc.	16,457	1,263
	Dick's Sporting Goods Inc.	8,512	1,251
	Best Buy Co. Inc.	15,931	1,247
	Southwest Airlines Co.	42,498	1,227
*	ROBLOX Corp. Class A	26,606	1,216
	Paramount Global Class A	61,408	1,207
*	Grand Canyon Education Inc.	8,837	1,167
*	Five Below Inc.	5,244	1,118
*	Bright Horizons Family Solutions Inc.	11,722	1,105
	Sirius XM Holdings Inc.	196,880	1,077
*	Norwegian Cruise Line Holdings Ltd.	53,105	1,064
*	Etsy Inc.	13,105	1,062
*	Burlington Stores Inc.	5,298	1,030
	Rollins Inc.	23,442	1,024
*	Peloton Interactive Inc. Class A	161,083	981
*	Mattel Inc.	51,831	979
	Las Vegas Sands Corp.	18,100	891
*	RH	3,017	879
*	Lyft Inc. Class A	56,939	854
*	American Airlines Group Inc.	61,900	851
	New York Times Co. Class A	15,400	754
	Lennar Corp. Class B	5,464	732
*	QuantumScape Corp. Class A	90,000	625
*	Spotify Technology SA	3,225	606
*	Planet Fitness Inc. Class A	8,001	584
	Copa Holdings SA Class A	4,762	506
	BorgWarner Inc.	13,734	492
	Pool Corp.	1,216	485
	Wendy's Co.	24,919	485
	Garmin Ltd.	3,700	476
	Aramark	16,753	471
*	Liberty Media Corp.-Liberty SiriusXM Class A	16,247	467
*	Ollie's Bargain Outlet Holdings Inc.	6,100	463
*	Madison Square Garden Sports Corp.	2,448	445
	Ralph Lauren Corp. Class A	3,073	443

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Penn Entertainment Inc.	16,890	439
	Hyatt Hotels Corp. Class A	3,344	436
*	Victoria's Secret & Co.	14,850	394
*	YETI Holdings Inc.	7,558	391
	Wynn Resorts Ltd.	4,199	383
*	Carvana Co. Class A	6,796	360
	Avis Budget Group Inc.	2,000	355
	Lithia Motors Inc. Class A	1,011	333
*	GameStop Corp. Class A	18,414	323
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	323
*	Liberty Media Corp.-Liberty SiriusXM	10,300	296
	Vail Resorts Inc.	1,300	278
*	AMC Entertainment Holdings Inc. Class A	44,990	275
	Advance Auto Parts Inc.	4,451	272
	Harley-Davidson Inc.	6,470	238
	Wyndham Hotels & Resorts Inc.	2,776	223
	RB Global Inc.	3,309	221
*	DraftKings Inc. Class A	6,161	217
*	U-Haul Holding Co.	2,887	207
	Macy's Inc.	9,230	186
*	Petco Health & Wellness Co. Inc. Class A	55,460	175
	Darden Restaurants Inc.	884	145
	Bath & Body Works Inc.	3,339	144
	Nexstar Media Group Inc. Class A	802	126
*	Liberty Media Corp.-Liberty Live Class A	3,224	118
	Phinia Inc.	3,451	105
*	Wayfair Inc. Class A	1,200	74
	Choice Hotels International Inc.	444	50
*	Liberty Media Corp.-Liberty Live Class C	932	35
	Paramount Global Class B	1,873	28
			628,306
Consumer Staples (2.2%)
	Procter & Gamble Co.	239,701	35,126
	PepsiCo Inc.	132,297	22,469
	Coca-Cola Co.	344,600	20,307
	Mondelez International Inc. Class A	149,779	10,849
	CVS Health Corp.	115,925	9,153
*	Monster Beverage Corp.	156,646	9,024
	McKesson Corp.	15,695	7,267
	Kroger Co.	143,587	6,563
	Philip Morris International Inc.	58,903	5,542
	Kenvue Inc.	237,451	5,112
*	Post Holdings Inc.	55,842	4,917
	Colgate-Palmolive Co.	59,644	4,754
	Church & Dwight Co. Inc.	46,395	4,387
	Constellation Brands Inc. Class A	17,884	4,323
	Archer-Daniels-Midland Co.	51,496	3,719
	Corteva Inc.	75,255	3,606
	General Mills Inc.	50,342	3,279
	Cencora Inc.	15,012	3,083
	J M Smucker Co.	22,860	2,889
	Sysco Corp.	38,874	2,843
	Hershey Co.	14,203	2,648
	McCormick & Co. Inc. (Non-Voting)	24,760	1,694
	Brown-Forman Corp. Class B	28,038	1,601
	Altria Group Inc.	37,080	1,496
	Tyson Foods Inc. Class A	27,013	1,452
	Clorox Co.	10,000	1,426
	Molson Coors Beverage Co. Class B	23,112	1,415
*	US Foods Holding Corp.	30,138	1,369
	Campbell Soup Co.	31,541	1,364
	Keurig Dr Pepper Inc.	37,058	1,235
	Walgreens Boots Alliance Inc.	45,645	1,192
	Hormel Foods Corp.	34,031	1,093
	Kimberly-Clark Corp.	8,872	1,078
	Lamb Weston Holdings Inc.	9,800	1,059
	Conagra Brands Inc.	34,661	993
	Casey's General Stores Inc.	3,314	911
*	Freshpet Inc.	10,261	890
*	Grocery Outlet Holding Corp.	26,400	712
	Ingredion Inc.	6,341	688
	Bunge Global SA	6,746	681
	Spectrum Brands Holdings Inc.	7,191	574
	Brown-Forman Corp. Class A	9,544	569
*	Pilgrim's Pride Corp.	19,755	546
*	Olaplex Holdings Inc.	209,485	532
	WK Kellogg Co.	38,526	506
*	Performance Food Group Co.	6,632	459
	Seaboard Corp.	97	346
	Kraft Heinz Co.	8,459	313
		Shares	Market Value• ($000)
	Kellanova	5,000	280
*	Boston Beer Co. Inc. Class A	382	132
			198,466
Energy (1.8%)
	Exxon Mobil Corp.	352,718	35,265
	Chevron Corp.	153,042	22,828
	ConocoPhillips	110,127	12,782
	Schlumberger NV	149,820	7,797
	Marathon Petroleum Corp.	48,458	7,189
	Devon Energy Corp.	141,993	6,432
	Marathon Oil Corp.	225,300	5,443
	Cheniere Energy Inc.	31,747	5,420
	Occidental Petroleum Corp.	88,691	5,296
	EOG Resources Inc.	41,056	4,966
	Diamondback Energy Inc.	29,914	4,639
	Phillips 66	31,976	4,257
	Baker Hughes Co. Class A	116,762	3,991
	Hess Corp.	27,022	3,896
	Valero Energy Corp.	28,900	3,757
	Pioneer Natural Resources Co.	15,691	3,529
	Halliburton Co.	92,654	3,349
	Range Resources Corp.	99,510	3,029
	EQT Corp.	72,232	2,792
	Coterra Energy Inc.	101,672	2,595
	Murphy Oil Corp.	59,729	2,548
*	First Solar Inc.	12,625	2,175
	ChampionX Corp.	68,231	1,993
*	Enphase Energy Inc.	10,010	1,323
	Williams Cos. Inc.	36,405	1,268
	Targa Resources Corp.	13,957	1,212
	HF Sinclair Corp.	20,892	1,161
	ONEOK Inc.	13,704	962
	NOV Inc.	43,700	886
	Texas Pacific Land Corp.	467	734
	APA Corp.	20,000	718
*	Plug Power Inc.	127,971	576
	DT Midstream Inc.	8,587	471
	Vitesse Energy Inc.	2,520	55
	Kinder Morgan Inc.	5	—
			165,334
Financials (5.0%)
*	Berkshire Hathaway Inc. Class B	196,755	70,175
	JPMorgan Chase & Co.	294,849	50,154
	Bank of America Corp.	803,071	27,039
	Wells Fargo & Co.	366,221	18,025
	S&P Global Inc.	38,611	17,009
	Morgan Stanley	142,641	13,301
	Goldman Sachs Group Inc.	32,058	12,367
	Progressive Corp.	64,645	10,297
	Marsh & McLennan Cos. Inc.	50,714	9,609
	Chubb Ltd.	39,599	8,949
*	Arch Capital Group Ltd.	118,526	8,803
	BlackRock Inc.	10,567	8,578
	Charles Schwab Corp.	122,499	8,428
	Aon plc Class A	27,728	8,069
	Citigroup Inc.	137,658	7,081
	Moody's Corp.	17,333	6,770
	Intercontinental Exchange Inc.	51,833	6,657
	Webster Financial Corp.	97,211	4,934
	Aflac Inc.	57,474	4,742
	MSCI Inc. Class A	8,302	4,696
	CME Group Inc.	22,295	4,695
	PNC Financial Services Group Inc.	30,249	4,684
	Arthur J Gallagher & Co.	20,577	4,627
	Pinnacle Financial Partners Inc.	50,851	4,435
*	Coinbase Global Inc. Class A	24,800	4,313
	Apollo Global Management Inc.	43,815	4,083
	Allstate Corp.	28,624	4,007
	Truist Financial Corp.	108,153	3,993
	First Citizens BancShares Inc. Class A	2,775	3,938
	Ameriprise Financial Inc.	10,336	3,926
	Travelers Cos. Inc.	20,181	3,844
	KKR & Co. Inc.	45,775	3,792
	American International Group Inc.	52,675	3,569
	Bank of New York Mellon Corp.	66,105	3,441
	MetLife Inc.	50,516	3,341
	Assured Guaranty Ltd.	43,927	3,287
*	Markel Group Inc.	2,262	3,212
	US Bancorp	71,326	3,087
*	Brighthouse Financial Inc.	52,982	2,804

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Discover Financial Services	23,912	2,688
	Willis Towers Watson plc	11,000	2,653
	Hartford Financial Services Group Inc.	31,450	2,528
	Broadridge Financial Solutions Inc.	10,218	2,102
	Raymond James Financial Inc.	18,625	2,077
	Brown & Brown Inc.	28,718	2,042
	W R Berkley Corp.	28,873	2,042
	FactSet Research Systems Inc.	4,244	2,025
	Wintrust Financial Corp.	21,290	1,975
	State Street Corp.	24,769	1,919
	Globe Life Inc.	15,679	1,908
	Fifth Third Bancorp	55,196	1,904
	Blackstone Inc.	14,437	1,890
	Reinsurance Group of America Inc.	11,595	1,876
	White Mountains Insurance Group Ltd.	1,198	1,803
	East West Bancorp Inc.	23,858	1,717
	Voya Financial Inc.	22,512	1,642
	M&T Bank Corp.	11,745	1,610
	Zions Bancorp NA	33,982	1,491
	Cboe Global Markets Inc.	8,286	1,480
	RenaissanceRe Holdings Ltd.	7,451	1,460
	Nasdaq Inc.	24,069	1,399
	Prudential Financial Inc.	12,838	1,331
	Tradeweb Markets Inc. Class A	14,600	1,327
	Regions Financial Corp.	66,902	1,297
	Assurant Inc.	7,101	1,196
*	Credit Acceptance Corp.	2,161	1,151
	Ally Financial Inc.	30,516	1,066
	Popular Inc.	12,967	1,064
	LPL Financial Holdings Inc.	4,562	1,038
	Jefferies Financial Group Inc.	25,339	1,024
*	Robinhood Markets Inc. Class A	79,463	1,012
	Everest Group Ltd.	2,700	955
	KeyCorp	65,863	948
	Comerica Inc.	16,291	909
	Western Alliance Bancorp	13,750	905
	MGIC Investment Corp.	45,667	881
*	Upstart Holdings Inc.	20,900	854
	Hanover Insurance Group Inc.	6,939	843
	Commerce Bancshares Inc.	14,286	763
	Morningstar Inc.	2,620	750
	Cincinnati Financial Corp.	7,091	734
	Affiliated Managers Group Inc.	4,562	691
	Huntington Bancshares Inc.	52,824	672
	SEI Investments Co.	9,913	630
	First Horizon Corp.	43,114	611
	Lincoln National Corp.	21,914	591
	T. Rowe Price Group Inc.	4,874	525
	Bank OZK	9,680	482
	Equitable Holdings Inc.	14,088	469
	Primerica Inc.	2,200	453
	Citizens Financial Group Inc.	12,703	421
	Unum Group	9,127	413
	MarketAxess Holdings Inc.	1,350	395
	Synovus Financial Corp.	10,314	388
	Interactive Brokers Group Inc. Class A	4,420	366
	BOK Financial Corp.	4,048	347
	SLM Corp.	17,179	328
	Erie Indemnity Co. Class A	872	292
	Northern Trust Corp.	3,400	287
*	SoFi Technologies Inc.	22,812	227
	OneMain Holdings Inc.	4,339	214
	Ares Management Corp. Class A	1,623	193
	Fidelity National Financial Inc.	3,318	169
	Loews Corp.	2,394	167
	Blue Owl Capital Inc. Class A	11,085	165
	New York Community Bancorp Inc.	15,937	163
	Stifel Financial Corp.	2,262	156
	First American Financial Corp.	2,201	142
	Franklin Resources Inc.	1,525	45
			451,042
Health Care (5.6%)
	Eli Lilly & Co.	84,163	49,060
	UnitedHealth Group Inc.	91,396	48,117
	Johnson & Johnson	192,010	30,096
	Merck & Co. Inc.	240,113	26,177
	AbbVie Inc.	152,730	23,669
	Thermo Fisher Scientific Inc.	40,487	21,490
	Abbott Laboratories	164,142	18,067
	Amgen Inc.	53,330	15,360
		Shares	Market Value• ($000)
	Danaher Corp.	65,315	15,110
*	Intuitive Surgical Inc.	38,465	12,977
	Pfizer Inc.	395,207	11,378
*	Vertex Pharmaceuticals Inc.	27,730	11,283
	Cigna Group	37,283	11,164
	Elevance Health Inc.	23,239	10,959
	Zoetis Inc. Class A	53,753	10,609
*	Regeneron Pharmaceuticals Inc.	11,003	9,664
	Stryker Corp.	30,849	9,238
*	Boston Scientific Corp.	144,841	8,373
	Gilead Sciences Inc.	96,715	7,835
	HCA Healthcare Inc.	27,941	7,563
*	IDEXX Laboratories Inc.	12,149	6,743
*	IQVIA Holdings Inc.	27,495	6,362
	Humana Inc.	13,882	6,355
	Medtronic plc	76,410	6,295
*	Biogen Inc.	23,174	5,997
	Bristol-Myers Squibb Co.	99,301	5,095
*	Edwards Lifesciences Corp.	65,256	4,976
	Becton Dickinson & Co.	19,412	4,733
*	Dexcom Inc.	35,301	4,381
	Agilent Technologies Inc.	29,707	4,130
	Laboratory Corp. of America Holdings	15,797	3,591
	West Pharmaceutical Services Inc.	9,702	3,416
*	Alnylam Pharmaceuticals Inc.	16,335	3,127
*	Molina Healthcare Inc.	7,532	2,721
	GE HealthCare Technologies Inc.	34,816	2,692
*	Acadia Healthcare Co. Inc.	33,932	2,639
*	Elanco Animal Health Inc.	175,845	2,620
*	Centene Corp.	32,484	2,411
*	Moderna Inc.	24,203	2,407
*	Align Technology Inc.	8,696	2,383
*	BioMarin Pharmaceutical Inc.	24,108	2,325
*	Incyte Corp.	36,483	2,291
	Royalty Pharma plc Class A	76,450	2,147
*	Hologic Inc.	29,853	2,133
*	Charles River Laboratories International Inc.	8,768	2,073
	ResMed Inc.	11,913	2,049
*	Insulet Corp.	9,365	2,032
*	DaVita Inc.	18,873	1,977
	Cooper Cos. Inc.	5,136	1,944
*	Neurocrine Biosciences Inc.	14,361	1,892
*	Karuna Therapeutics Inc.	5,747	1,819
	Quest Diagnostics Inc.	12,819	1,768
*	Veeva Systems Inc. Class A	8,933	1,720
	Zimmer Biomet Holdings Inc.	13,570	1,651
	Revvity Inc.	14,596	1,596
	Bio-Techne Corp.	19,204	1,482
*	Sarepta Therapeutics Inc.	15,123	1,458
*	Envista Holdings Corp.	58,701	1,412
*	Ionis Pharmaceuticals Inc.	26,826	1,357
*	Tenet Healthcare Corp.	16,964	1,282
*	United Therapeutics Corp.	5,594	1,230
*	Azenta Inc.	18,821	1,226
*	Ultragenyx Pharmaceutical Inc.	25,446	1,217
*	ICU Medical Inc.	12,051	1,202
	Universal Health Services Inc. Class B	7,717	1,176
*	Bio-Rad Laboratories Inc. Class A	3,572	1,153
*	Penumbra Inc.	4,163	1,047
*	Illumina Inc.	7,500	1,044
*	QIAGEN NV	23,461	1,019
*	Globus Medical Inc. Class A	19,103	1,018
	STERIS plc	4,045	889
*	Inspire Medical Systems Inc.	4,347	884
*	Integra LifeSciences Holdings Corp.	20,125	876
	Cardinal Health Inc.	8,345	841
*	Enovis Corp.	14,597	818
*	Exact Sciences Corp.	10,950	810
*	Teladoc Health Inc.	37,495	808
	Chemed Corp.	1,305	763
*	Apellis Pharmaceuticals Inc.	11,851	709
*	Novocure Ltd.	46,146	689
*	Catalent Inc.	13,276	597
*	Masimo Corp.	5,033	590
*	QuidelOrtho Corp.	7,748	571
*	Fortrea Holdings Inc.	15,797	551
*	Exelixis Inc.	20,965	503
*	Mirati Therapeutics Inc.	7,989	469
*	Natera Inc.	7,188	450
*	Avantor Inc.	18,405	420
*	Shockwave Medical Inc.	2,113	403

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Organon & Co.	27,435	396
	Viatris Inc.	36,014	390
	Baxter International Inc.	9,900	383
	DENTSPLY SIRONA Inc.	9,088	323
*	Sotera Health Co.	17,800	300
*	Roivant Sciences Ltd.	23,424	263
	Teleflex Inc.	1,039	259
	Encompass Health Corp.	3,143	210
*	Ginkgo Bioworks Holdings Inc. Class A	120,214	203
*	ICON plc	574	163
*	Amedisys Inc.	1,487	141
*	10X Genomics Inc. Class A	2,400	134
*	Enhabit Inc.	12,266	127
*	Tandem Diabetes Care Inc.	4,200	124
	Bruker Corp.	1,507	111
*	Repligen Corp.	398	72
			505,243
Industrials (6.2%)
	Visa Inc. Class A	164,196	42,748
	Mastercard Inc. Class A	86,386	36,845
	Accenture plc Class A	64,534	22,646
	Union Pacific Corp.	63,210	15,526
*	Boeing Co.	58,781	15,322
	Honeywell International Inc.	69,899	14,659
	Caterpillar Inc.	46,357	13,706
	General Electric Co.	105,976	13,526
	Deere & Co.	32,002	12,797
	American Express Co.	63,207	11,841
	Lockheed Martin Corp.	21,492	9,741
	Capital One Financial Corp.	72,570	9,515
	RTX Corp.	111,761	9,404
	Sherwin-Williams Co.	29,768	9,285
	Automatic Data Processing Inc.	35,387	8,244
	United Parcel Service Inc. Class B	52,034	8,181
	Eaton Corp. plc	32,455	7,816
	CSX Corp.	223,570	7,751
	AMETEK Inc.	46,011	7,587
*	Fiserv Inc.	53,944	7,166
	United Rentals Inc.	12,074	6,923
	Illinois Tool Works Inc.	26,377	6,909
	Quanta Services Inc.	30,093	6,494
	Cintas Corp.	10,685	6,439
	TransDigm Group Inc.	6,285	6,358
	Vulcan Materials Co.	25,908	5,881
	Norfolk Southern Corp.	24,670	5,832
*	PayPal Holdings Inc.	94,204	5,785
	Howmet Aerospace Inc.	105,166	5,692
	Martin Marietta Materials Inc.	11,027	5,501
	Northrop Grumman Corp.	11,746	5,499
	FedEx Corp.	20,696	5,235
	Trane Technologies plc	21,310	5,198
	PACCAR Inc.	51,621	5,041
	Emerson Electric Co.	48,895	4,759
	Parker-Hannifin Corp.	10,202	4,700
	Global Payments Inc.	34,918	4,435
	Carrier Global Corp.	74,958	4,306
	Old Dominion Freight Line Inc.	9,621	3,900
	Eagle Materials Inc.	18,979	3,850
*	Mettler-Toledo International Inc.	3,121	3,786
	Ingersoll Rand Inc.	48,482	3,750
	Verisk Analytics Inc. Class A	15,666	3,742
	PPG Industries Inc.	24,020	3,592
	CNH Industrial NV	281,399	3,427
	General Dynamics Corp.	13,091	3,399
*	Keysight Technologies Inc.	21,308	3,390
	Rockwell Automation Inc.	10,862	3,372
	AECOM	35,745	3,304
	Fortive Corp.	43,894	3,232
	Equifax Inc.	12,828	3,172
*	Middleby Corp.	20,834	3,066
*	Block Inc. Class A	38,642	2,989
	Berry Global Group Inc.	43,393	2,924
	Textron Inc.	36,284	2,918
*	Teledyne Technologies Inc.	6,518	2,909
	Xylem Inc.	25,125	2,873
	L3Harris Technologies Inc.	13,517	2,847
	Otis Worldwide Corp.	30,224	2,704
*	Fair Isaac Corp.	2,234	2,600
*	Waters Corp.	7,833	2,579
	HEICO Corp. Class A	17,003	2,422
		Shares	Market Value• ($000)
	Expeditors International of Washington Inc.	18,995	2,416
	IDEX Corp.	10,462	2,271
	Nordson Corp.	8,492	2,243
	WW Grainger Inc.	2,682	2,223
	Jacobs Solutions Inc.	16,864	2,189
	ITT Inc.	18,189	2,170
	Crown Holdings Inc.	23,514	2,165
	BWX Technologies Inc.	27,902	2,141
	A O Smith Corp.	25,732	2,121
*	Kirby Corp.	27,000	2,119
	Lennox International Inc.	4,681	2,095
	Cummins Inc.	8,721	2,089
	Owens Corning	13,342	1,978
	Sealed Air Corp.	51,417	1,878
	3M Co.	16,900	1,848
	Ball Corp.	31,862	1,833
	Veralto Corp.	22,040	1,813
	Fidelity National Information Services Inc.	29,556	1,775
	JB Hunt Transport Services Inc.	8,852	1,768
*	FleetCor Technologies Inc.	6,146	1,737
	Synchrony Financial	45,220	1,727
	AGCO Corp.	13,710	1,665
	Huntington Ingalls Industries Inc.	6,396	1,661
*	Axon Enterprise Inc.	6,300	1,627
	Masco Corp.	23,716	1,589
	Allegion plc	12,151	1,539
	TransUnion	22,383	1,538
	Johnson Controls International plc	25,379	1,463
*	GXO Logistics Inc.	23,880	1,461
	Fortune Brands Innovations Inc.	18,587	1,415
	Tetra Tech Inc.	8,433	1,408
	Packaging Corp. of America	8,446	1,376
	Oshkosh Corp.	12,558	1,361
	Dover Corp.	8,810	1,355
*	Affirm Holdings Inc. Class A	27,352	1,344
	Esab Corp.	15,396	1,334
*	XPO Inc.	15,015	1,315
*	Trimble Inc.	24,487	1,303
	DuPont de Nemours Inc.	16,723	1,287
	Valmont Industries Inc.	5,396	1,260
	Toro Co.	13,011	1,249
	Landstar System Inc.	6,235	1,207
*	Axalta Coating Systems Ltd.	32,960	1,120
*	Gates Industrial Corp. plc	81,389	1,092
	Booz Allen Hamilton Holding Corp. Class A	8,401	1,075
	Carlisle Cos. Inc.	3,333	1,041
	RPM International Inc.	8,489	948
	Silgan Holdings Inc.	18,967	858
	WESCO International Inc.	4,845	842
	Knight-Swift Transportation Holdings Inc. Class A	14,300	824
	Lincoln Electric Holdings Inc.	3,765	819
	Donaldson Co. Inc.	12,229	799
*	Zebra Technologies Corp. Class A	2,910	795
	Westinghouse Air Brake Technologies Corp.	6,010	763
	Stanley Black & Decker Inc.	7,543	740
	Pentair plc	10,087	733
	Regal Rexnord Corp.	4,625	685
	Jack Henry & Associates Inc.	4,179	683
*	FTI Consulting Inc.	3,400	677
	AptarGroup Inc.	5,445	673
	Armstrong World Industries Inc.	6,812	670
	Air Lease Corp. Class A	15,591	654
	Graco Inc.	7,412	643
	Snap-on Inc.	2,097	606
	nVent Electric plc	10,087	596
	Vontier Corp.	17,060	589
	Advanced Drainage Systems Inc.	4,120	579
	Woodward Inc.	3,945	537
*	WEX Inc.	2,540	494
	Curtiss-Wright Corp.	2,100	468
*	Spirit AeroSystems Holdings Inc. Class A	14,705	467
*	NCR Atleos Corp.	18,662	453
	Littelfuse Inc.	1,678	449
	CH Robinson Worldwide Inc.	5,171	447
	Robert Half Inc.	5,000	440
	Flowserve Corp.	10,413	429
	Graphic Packaging Holding Co.	15,800	389
	Genpact Ltd.	11,065	384
	Hubbell Inc. Class B	1,100	362
	Brunswick Corp.	3,628	351
	Schneider National Inc. Class B	13,062	332

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Masterbrand Inc.	18,587	276
*	RXO Inc.	11,342	264
*	Builders FirstSource Inc.	1,401	234
*	Paylocity Holding Corp.	1,300	214
*	AZEK Co. Inc. Class A	5,509	211
	Westrock Co.	4,864	202
*	Trex Co. Inc.	2,409	199
	ManpowerGroup Inc.	2,450	195
	HEICO Corp.	1,087	194
	Vestis Corp.	8,376	177
*	Knife River Corp.	2,487	165
	Sensata Technologies Holding plc	4,000	150
	Louisiana-Pacific Corp.	2,046	145
*	Hayward Holdings Inc.	10,084	137
*	Mercury Systems Inc.	3,690	135
	MDU Resources Group Inc.	4,734	94
*	Mohawk Industries Inc.	904	94
	Paychex Inc.	518	62
*	Euronet Worldwide Inc.	400	41
	Cognex Corp.	801	33
*,1	GCI Liberty Inc.	25,555	—
			563,124
Other (0.3%)
[2]	Vanguard Tax-Exempt Bond Index ETF	492,618	25,148
Real Estate (1.3%)
	Prologis Inc.	99,320	13,239
	American Tower Corp.	52,349	11,301
	Equinix Inc.	9,921	7,990
*	CBRE Group Inc. Class A	57,849	5,385
	SBA Communications Corp. Class A	21,183	5,374
	Crown Castle Inc.	45,684	5,262
	Iron Mountain Inc.	68,339	4,782
*	CoStar Group Inc.	42,915	3,750
	Public Storage	12,156	3,708
	Extra Space Storage Inc.	21,998	3,527
	Alexandria Real Estate Equities Inc.	26,893	3,409
	Digital Realty Trust Inc.	22,270	2,997
	AvalonBay Communities Inc.	15,637	2,928
	American Homes 4 Rent Class A	81,183	2,919
	Welltower Inc.	29,375	2,649
	JBG SMITH Properties	130,155	2,214
*	Jones Lang LaSalle Inc.	11,207	2,117
	Host Hotels & Resorts Inc.	103,924	2,023
*	Howard Hughes Holdings Inc.	22,902	1,959
	Sun Communities Inc.	13,805	1,845
	Equity LifeStyle Properties Inc.	24,524	1,730
	Essex Property Trust Inc.	6,768	1,678
	Healthpeak Properties Inc.	82,877	1,641
	Douglas Emmett Inc.	102,886	1,492
	Ventas Inc.	27,680	1,380
	Mid-America Apartment Communities Inc.	9,294	1,250
	Americold Realty Trust Inc.	40,555	1,228
	Kilroy Realty Corp.	30,826	1,228
	Weyerhaeuser Co.	34,146	1,187
	Camden Property Trust	10,700	1,062
	SL Green Realty Corp.	22,832	1,031
*	Zillow Group Inc. Class A	17,624	1,000
	First Industrial Realty Trust Inc.	18,521	976
	Realty Income Corp.	16,442	944
	Invitation Homes Inc.	27,059	923
*	Zillow Group Inc. Class C	15,191	879
	EastGroup Properties Inc.	4,785	878
	Equity Residential	13,531	828
	Lamar Advertising Co. Class A	7,472	794
	Simon Property Group Inc.	4,494	641
	Kimco Realty Corp.	29,302	624
	Vornado Realty Trust	20,779	587
	Rexford Industrial Realty Inc.	10,000	561
	Federal Realty Investment Trust	4,442	458
*	Opendoor Technologies Inc.	93,478	419
	VICI Properties Inc. Class A	12,500	399
	Park Hotels & Resorts Inc.	21,560	330
	WP Carey Inc.	4,367	283
	Rayonier Inc.	5,100	170
	NET Lease Office Properties	8,381	155
	EPR Properties	3,121	151
	Regency Centers Corp.	2,045	137
	Brixmor Property Group Inc.	5,563	130
	Omega Healthcare Investors Inc.	4,245	130
	Highwoods Properties Inc.	5,071	116
		Shares	Market Value• ($000)
*	WeWork Inc. Class A	294,119	82
	UDR Inc.	2,100	80
	Spirit Realty Capital Inc.	3	—
			116,960
Technology (15.2%)
	Apple Inc.	1,464,275	281,917
	Microsoft Corp.	742,384	279,166
	NVIDIA Corp.	237,516	117,623
*	Alphabet Inc. Class A	636,116	88,859
*	Meta Platforms Inc. Class A	216,043	76,471
*	Alphabet Inc. Class C	505,280	71,209
	Broadcom Inc.	36,674	40,937
*	Adobe Inc.	49,641	29,616
*	Advanced Micro Devices Inc.	176,679	26,044
*	Salesforce Inc.	98,729	25,980
	Intuit Inc.	28,645	17,904
	Oracle Corp.	165,126	17,409
	Intel Corp.	329,142	16,539
	QUALCOMM Inc.	108,410	15,679
	Applied Materials Inc.	91,615	14,848
	Texas Instruments Inc.	78,992	13,465
*	ServiceNow Inc.	18,434	13,023
	Micron Technology Inc.	132,374	11,297
	International Business Machines Corp.	65,574	10,725
	Lam Research Corp.	13,149	10,299
*	Palo Alto Networks Inc.	31,628	9,326
*	Cadence Design Systems Inc.	33,815	9,210
*	Synopsys Inc.	17,645	9,086
	Roper Technologies Inc.	14,570	7,943
	Marvell Technology Inc.	112,683	6,796
	Analog Devices Inc.	33,550	6,662
	KLA Corp.	11,370	6,609
*	Workday Inc. Class A	23,847	6,583
	Amphenol Corp. Class A	65,560	6,499
*	Autodesk Inc.	22,471	5,471
	Microchip Technology Inc.	57,040	5,144
*	ON Semiconductor Corp.	58,609	4,896
*	Atlassian Corp. Class A	18,488	4,398
*	Gartner Inc.	9,051	4,083
*	Snowflake Inc. Class A	19,507	3,882
*	ANSYS Inc.	10,269	3,726
	Cognizant Technology Solutions Corp. Class A	48,221	3,642
	HP Inc.	119,671	3,601
*	Fortinet Inc.	60,810	3,559
	CDW Corp.	15,357	3,491
*	Palantir Technologies Inc. Class A	195,363	3,354
*	Guidewire Software Inc.	29,042	3,167
*	MongoDB Inc. Class A	7,494	3,064
*	Tyler Technologies Inc.	6,076	2,541
	Dell Technologies Inc. Class C	31,391	2,401
*	Western Digital Corp.	45,817	2,399
*	VeriSign Inc.	11,478	2,364
*	Cloudflare Inc. Class A	27,100	2,256
*	Arrow Electronics Inc.	17,906	2,189
	Teradyne Inc.	19,532	2,120
	Corning Inc.	68,131	2,075
*	PTC Inc.	11,822	2,068
	Hewlett Packard Enterprise Co.	120,529	2,047
*	Crowdstrike Holdings Inc. Class A	7,601	1,941
*	Elastic NV	17,000	1,916
*	GoDaddy Inc. Class A	17,857	1,896
	Vertiv Holdings Co. Class A	39,400	1,892
*	Akamai Technologies Inc.	15,501	1,835
	Skyworks Solutions Inc.	15,100	1,698
*	Manhattan Associates Inc.	7,597	1,636
*	CACI International Inc. Class A	5,009	1,622
*	Datadog Inc. Class A	12,940	1,571
*	Zscaler Inc.	6,613	1,465
*	Splunk Inc.	9,487	1,445
	Monolithic Power Systems Inc.	2,144	1,352
*	Qorvo Inc.	10,165	1,145
*	HubSpot Inc.	1,916	1,112
	Jabil Inc.	8,300	1,057
*	F5 Inc.	5,875	1,052
*	EPAM Systems Inc.	3,426	1,019
*	SentinelOne Inc. Class A	36,846	1,011
	NetApp Inc.	11,362	1,002
*	Pure Storage Inc. Class A	28,105	1,002
*	Teradata Corp.	22,886	996
*	Informatica Inc. Class A	32,443	921

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Ceridian HCM Holding Inc.	12,978	871
*	Nutanix Inc. Class A	18,189	867
*	Clarivate plc	91,130	844
*	Pinterest Inc. Class A	22,695	841
	Paycom Software Inc.	3,751	775
	Universal Display Corp.	3,786	724
	Dolby Laboratories Inc. Class A	8,275	713
	Concentrix Corp.	7,250	712
*	Match Group Inc.	19,384	708
*	DoorDash Inc. Class A	6,900	682
	Entegris Inc.	5,006	600
*	Kyndryl Holdings Inc.	28,580	594
	Leidos Holdings Inc.	5,350	579
	Gen Digital Inc.	24,339	555
*	Unity Software Inc.	12,900	528
*	AppLovin Corp. Class A	12,252	488
*	Dropbox Inc. Class A	15,760	465
	Pegasystems Inc.	9,302	455
*	DoubleVerify Holdings Inc.	12,015	442
*	Lattice Semiconductor Corp.	6,221	429
*	Coherent Corp.	9,800	427
*	Twilio Inc. Class A	5,456	414
*	NCR Voyix Corp.	22,731	384
*	Wolfspeed Inc.	8,651	376
*	IAC Inc.	6,481	339
*	Maplebear Inc.	13,414	315
*	Dynatrace Inc.	4,970	272
*	Alteryx Inc. Class A	5,499	259
	SS&C Technologies Holdings Inc.	4,100	251
	Amdocs Ltd.	2,400	211
	Bentley Systems Inc. Class B	3,941	206
*	nCino Inc.	5,545	186
	TD SYNNEX Corp.	1,700	183
*	Five9 Inc.	2,137	168
*	CCC Intelligent Solutions Holdings Inc.	14,588	166
*	DXC Technology Co.	6,882	157
*	Smartsheet Inc. Class A	3,200	153
*	Confluent Inc. Class A	6,395	150
*	Okta Inc. Class A	1,635	148
*	RingCentral Inc. Class A	3,800	129
*	IPG Photonics Corp.	621	67
*	UiPath Inc. Class A	3	—
			1,374,081
Telecommunications (1.0%)
	Cisco Systems Inc.	376,287	19,010
	Comcast Corp. Class A	410,811	18,014
	T-Mobile US Inc.	78,984	12,663
	Verizon Communications Inc.	295,835	11,153
	AT&T Inc.	586,195	9,836
*	Arista Networks Inc.	33,504	7,891
	Motorola Solutions Inc.	15,378	4,815
*	Charter Communications Inc. Class A	11,775	4,577
*	Liberty Broadband Corp. Class C	20,921	1,686
*	Frontier Communications Parent Inc.	58,546	1,484
*	Roku Inc. Class A	9,998	916
*	Viasat Inc.	26,599	743
*	Ciena Corp.	14,679	661
*	Liberty Broadband Corp. Class A	4,398	355
			93,804
Utilities (1.3%)
	NextEra Energy Inc.	199,740	12,132
	Southern Co.	98,422	6,901
	DTE Energy Co.	58,745	6,477
	CenterPoint Energy Inc.	226,420	6,469
	Waste Management Inc.	33,653	6,027
	Duke Energy Corp.	59,772	5,800
*	Clean Harbors Inc.	31,700	5,532
	Consolidated Edison Inc.	58,011	5,277
	Sempra	64,438	4,815
	Constellation Energy Corp.	40,963	4,788
	PG&E Corp.	260,094	4,690
	Public Service Enterprise Group Inc.	76,193	4,659
	Exelon Corp.	105,474	3,787
	American Electric Power Co. Inc.	43,400	3,525
	Republic Services Inc. Class A	17,596	2,902
	Xcel Energy Inc.	42,691	2,643
	Eversource Energy	42,484	2,622
	American Water Works Co. Inc.	18,062	2,384
	AES Corp.	120,726	2,324
	WEC Energy Group Inc.	26,464	2,227
				Shares	Market Value• ($000)
	Dominion Energy Inc.			46,682	2,194
	Vistra Corp.			51,991	2,003
	NRG Energy Inc.			32,838	1,698
	Atmos Energy Corp.			14,148	1,640
	Edison International			21,423	1,532
	FirstEnergy Corp.			41,305	1,514
	Alliant Energy Corp.			24,227	1,243
	CMS Energy Corp.			20,227	1,175
	NiSource Inc.			42,656	1,133
*	Sunrun Inc.			57,360	1,126
	Entergy Corp.			10,419	1,054
	Essential Utilities Inc.			24,886	929
	Pinnacle West Capital Corp.			10,008	719
	Ameren Corp.			9,798	709
	OGE Energy Corp.			19,986	698
	UGI Corp.			15,661	385
*	Stericycle Inc.			3,528	175
	National Fuel Gas Co.			2,430	122
	Evergy Inc.			1,443	75
					116,105
Total Common Stocks (Cost $1,471,003)					4,306,259
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (51.8%)
Alabama (1.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	501
	Alabama Federal AID Highway Finance Authority SO Revenue ETM	5.000%	9/1/25	3,525	3,655
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,273
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/36	3,690	3,911
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/40	1,465	1,517
	Auburn AL GO	5.000%	8/1/38	1,000	1,137
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,214
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	880	882
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	6,705	7,022
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,250	1,335
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/29	4,530	4,848
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	13,810	14,747
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	1,660	1,785
[3]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	12/1/30	1,095	1,191
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/32	3,610	3,988
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	930	934
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,745	8,784

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	12/1/26	3,750	3,658
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	5,795	5,712
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,335	3,353
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/31	885	969
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/31	3,145	3,522
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	550
	Huntsville AL GO	5.000%	5/1/35	1,125	1,217
	Huntsville AL GO	5.000%	5/1/38	1,860	2,034
	Huntsville AL GO	5.000%	3/1/42	1,620	1,836
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	853
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/30	1,170	1,301
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,578
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,072
[5]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	460
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,180
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	3,255	3,267
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.650%	1/10/25	1,000	1,002
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	250	252
	Montgomery AL GO	4.000%	12/1/36	400	418
	Montgomery AL GO	4.000%	12/1/39	450	461
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,598
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,167
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	2,035
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,680	6,683
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,516
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,270	1,379
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	755	755
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	4,400	4,598
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	7,855	8,359
[3]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/30	1,115	1,190
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	561
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,150
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,015
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,363
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	551
					132,339
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,663
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,261
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,456
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,369
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center)	5.000%	9/1/31	1,345	1,381
	Municipality of Anchorage GO	4.000%	9/1/36	785	838
	North Slope Borough Alaska GO	5.000%	6/30/29	1,405	1,573
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	1,007
					12,548
Arizona (0.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	696
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	550
	Arizona COP ETM	5.000%	10/1/26	2,000	2,133
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	554
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	843
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/28	1,000	1,083
[3,6]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	4.470%	1/2/24	400	400
[3,6]	Arizona Industrial Development Authority Multifamily Housing Revenue (Agave House Apartments) TOB VRDO	4.470%	1/2/24	5,530	5,530
[3,6]	Arizona Industrial Development Authority Multifamily Housing Revenue (Mesa Vista Project) TOB VRDO	4.470%	1/2/24	5,600	5,600
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	11
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	6
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	16
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	18
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	635
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,436
[8]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,406
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,649
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,093
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,688
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,057
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,015
	Chandler AZ GO	5.000%	7/1/26	2,000	2,122
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	101
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,937

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	107
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,002
[6]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	589
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,115
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	895
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health) PUT	5.000%	5/15/26	1,000	1,043
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	814
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	841
	Mesa AZ GO	5.000%	7/1/27	2,565	2,788
[9,10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	1,905
[11]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,000	1,262
[11]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/43	1,250	1,581
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,372
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,024
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,997
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,769
[6]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	1,005
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	312
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	263
[6]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	1,002
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,045
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,002
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,137
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,642
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/39	1,370	1,472
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,136
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	921
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,607
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	683
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	1,015	1,131
					71,041
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,142
	El Dorado AR School District No. 15 GO	5.000%	2/1/43	1,385	1,472
	El Dorado AR School District No. 15 GO	5.000%	2/1/45	2,920	3,096
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,136
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	566
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,112
[8]	Springdale AR Sales & Use Revenue Prere.	5.000%	4/1/24	1,000	1,005
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	486
	University of Arkansas Revenue	5.000%	11/1/24	850	864
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,146
					13,025
California (4.1%)
[5]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,238
[12]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	598
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,029
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	429
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,902
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	960	953
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,959
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	985	970
[4]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	4.170%	4/1/27	1,000	975
[4]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	4.280%	4/1/28	1,000	972
[12]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	832
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,585	3,610
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,745	3,800
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	7,065	7,612
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,385	1,472
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	8,535	9,066
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/30	6,000	6,497
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/30	3,325	3,688
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/31	5,575	6,018
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	3,530	3,554

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority Revenue	5.250%	10/1/34	1,000	1,118
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,000	1,252
[3,6]	California Educational Facilities Authority Revenue TOB VRDO	3.720%	1/2/24	4,800	4,800
	California GO	5.000%	4/1/24	2,000	2,011
	California GO	5.000%	10/1/24	2,000	2,033
	California GO	5.000%	3/1/26	660	678
	California GO	5.000%	10/1/26	1,000	1,067
	California GO	5.000%	4/1/27	2,000	2,162
	California GO	5.000%	4/1/27	1,000	1,081
	California GO	3.500%	8/1/27	1,515	1,574
	California GO	5.000%	10/1/27	1,000	1,094
	California GO	5.000%	4/1/28	5,125	5,676
	California GO	5.000%	4/1/28	1,000	1,107
	California GO	5.000%	10/1/28	1,000	1,121
	California GO	5.000%	4/1/29	1,000	1,134
	California GO	5.000%	9/1/29	455	483
	California GO	5.000%	11/1/29	5,000	5,740
	California GO	5.000%	11/1/29	920	922
	California GO	5.000%	9/1/30	5,000	5,839
	California GO	5.000%	4/1/31	1,000	1,181
	California GO	4.000%	8/1/31	1,675	1,717
	California GO	5.000%	4/1/32	2,500	2,830
	California GO	5.000%	9/1/32	1,000	1,002
	California GO	5.000%	10/1/32	1,875	1,898
	California GO	4.000%	8/1/33	1,520	1,556
	California GO	5.000%	8/1/33	2,865	3,027
	California GO	4.000%	9/1/33	2,000	2,048
	California GO	3.000%	10/1/34	2,725	2,688
	California GO	5.000%	11/1/34	1,340	1,562
	California GO	5.000%	3/1/35	2,000	2,302
	California GO	5.000%	4/1/35	210	232
	California GO	3.000%	10/1/35	1,815	1,776
	California GO	4.000%	3/1/36	1,000	1,072
	California GO	5.000%	4/1/36	5,000	5,615
	California GO	5.000%	9/1/36	1,000	1,052
	California GO	4.000%	10/1/36	1,155	1,247
	California GO	4.000%	4/1/42	1,000	1,047
	California GO	5.000%	10/1/42	1,500	1,642
	California GO	5.000%	9/1/43	2,500	2,892
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	6,250	7,051
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,065
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,024
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	919
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,066
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	2,478	2,519
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	546	550
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,526	2,496
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,438	1,400
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,195	3,005
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	498	500
[10]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	551
[4]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/24	1,000	993
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	889
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	5.000%	10/1/26	6,560	6,972
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,008
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,450
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,073
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,127
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,167
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,156
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,036
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,455
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	41
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	884
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/33	500	545
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,537
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	1,000	1,128
[6]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	412
[5]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,074
[5]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	829
	Chino Valley Unified School District GO	0.000%	8/1/31	600	480
	Citrus CA Community College District GO Prere.	5.000%	2/1/24	1,000	1,002
[6]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,500	1,132
[6]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	800	625
[6]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	399
[3,6]	Deutsche Bank Spears Lifers Revenue VRDO	4.550%	1/2/24	2,395	2,395
[5]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	992
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	888
[4]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	3.970%	7/1/24	300	299
[13]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,625
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,038
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	515
[12]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,894
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,177

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	La Quinta CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project 2014A) Prere.	5.000%	9/1/24	1,000	1,016
[9]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,268
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,316
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	402
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,149
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,587
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,479
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,474
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,044
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,876
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,206
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,065
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,259
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	531
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,790
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	2,635	3,065
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,166
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,177
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,174
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,000	1,164
[3]	Los Angeles CA Department of Water & Power Revenue VRDO	3.900%	1/2/24	400	400
[3]	Los Angeles CA Department of Water & Power Revenue VRDO	3.900%	1/2/24	7,700	7,700
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,539
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,438
	Los Angeles CA Unified School District GO	4.000%	7/1/40	455	476
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,898
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,076
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	1,800	1,898
[8]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,094
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,154
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	5/21/24	500	499
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	5/21/24	500	499
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	5/21/24	500	499
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No.1 2015)	5.000%	9/1/31	1,130	1,171
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	714
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,118
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	531
[9]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	961
[9]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,635
[9]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	565
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,725
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,167
[5]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,466
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,364
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,328
[3,6]	River Islands Public Financing Authority Special Tax Bonds TOB VRDO	4.500%	1/2/24	2,800	2,800
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,086
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,927
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	327
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	329
[11]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,448
	Sacramento CA Municipal Utility District Electric Revenue PUT	5.000%	10/15/30	1,000	1,149
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	598
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,252
[5]	San Diego CA Unified School District GO	5.500%	7/1/27	520	579
	San Diego CA Unified School District GO	0.000%	7/1/28	220	193
	San Diego CA Unified School District GO	0.000%	7/1/30	250	206
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	291
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	73
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	91
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	62
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	53
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	150	133
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	52
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	173
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	240	208
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,311
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,034
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,963

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,710
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,011
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,029
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,122
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,131
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,140
[3,6]	San Francisco CA City & County Multifamily Housing Revenue TOB VRDO	4.500%	1/2/24	22,600	22,600
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	4,157
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37	1,475	1,765
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,058
	San Mateo Foster City School District GO	3.000%	8/1/40	750	684
[12]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,076
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,054
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	566
	Sonoma County CA Junior College District GO	5.000%	8/1/41	2,000	2,098
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,042
[8]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,011
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,091
[11]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	949
	Union City CA Community Redevelopment Agency Successor Tax Allocation Refunding Bonds	5.000%	10/1/30	1,635	1,698
	University of California Revenue	4.000%	5/15/33	1,000	1,009
	University of California Revenue	4.000%	5/15/34	1,000	1,038
	University of California Revenue	5.000%	5/15/34	1,000	1,245
	University of California Revenue	4.000%	5/15/35	2,000	2,064
	University of California Revenue	5.000%	5/15/35	1,620	1,796
	University of California Revenue	5.000%	5/15/35	1,165	1,289
	University of California Revenue	4.000%	5/15/41	1,740	1,799
	University of California Revenue	4.000%	5/15/41	5,000	5,155
	University of California Revenue	5.000%	5/15/41	2,000	2,350
	University of California Revenue VRDO	4.100%	1/2/24	3,800	3,800
[5,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	906
[11]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	895
					365,634
Colorado (0.9%)
[14]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,487
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,783
	Adams County CO COP	5.000%	12/1/31	650	676
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,105
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,749
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,790
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	1,019
	Colorado COP	4.000%	12/15/33	1,235	1,305
	Colorado COP	4.000%	12/15/34	1,800	1,895
	Colorado COP	6.000%	12/15/36	1,000	1,258
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	171
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	512
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,090
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,104
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,019
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,412
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,406
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	101
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	988
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,462
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,579
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,282
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,538
[3,6]	Colorado Housing & Finance Authority Multifamily Revenue (Windsor Court Project) TOB VRDO	4.580%	1/2/24	1,600	1,600
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,575	1,538
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,222
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	829
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	409
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	658
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,756
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	407
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,422
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,561
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,012
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,308
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,106
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,689
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	760
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40	1,000	524
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,562
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,027
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,090
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,740
[5]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	850	828
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,240	2,822
	Regional Transportation District of Colorado COP	5.000%	6/1/31	535	599
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,331
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,035

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	439
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	487
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,749
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,606
					78,847
Connecticut (0.6%)
	Connecticut GO	5.000%	5/15/25	2,345	2,414
	Connecticut GO	5.000%	2/15/27	1,000	1,076
	Connecticut GO	5.000%	4/15/28	1,000	1,106
	Connecticut GO	5.000%	3/1/32	2,950	2,965
	Connecticut GO	3.000%	1/15/33	270	269
	Connecticut GO	4.000%	3/15/35	5,000	5,088
	Connecticut GO	3.000%	1/15/38	2,345	2,159
[15]	Connecticut GO	5.000%	1/15/39	2,800	3,266
	Connecticut GO	5.000%	4/15/39	1,650	1,805
	Connecticut GO	4.000%	6/15/39	300	313
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,039
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,783
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,298
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,660
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	953
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	650	661
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	800	812
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	203
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	578
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	996
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,468
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	923
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	889
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	487
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,983
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/29	1,500	1,703
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,110
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/38	1,000	1,176
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,278
	Connecticut State Health & Educational Facilities Authority Revenue PUT	2.800%	2/3/26	1,245	1,246
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	770
[6]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,300	1,330
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,081
[8]	New Haven Connecticut GO	5.000%	8/1/28	500	547
[8]	New Haven Connecticut GO	5.000%	8/1/37	1,000	1,146
	Norwalk CT GO	4.000%	8/15/41	695	719
	University of Connecticut Revenue	5.000%	2/15/27	635	648
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,093
					52,041
Delaware (0.1%)
[6]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	2,495	2,117
	Delaware GO	5.000%	2/1/25	1,010	1,035
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	641
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,095
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,411
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	609
	University of Delaware Bonds Revenue	5.000%	11/1/35	500	614
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,875
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	594
					9,991
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,275
	District of Columbia GO	5.000%	6/1/27	1,000	1,086
	District of Columbia GO	5.000%	6/1/29	3,780	3,811
	District of Columbia GO	5.000%	6/1/32	1,000	1,051
	District of Columbia GO	5.000%	6/1/34	1,320	1,397
	District of Columbia GO	5.000%	1/1/39	1,000	1,166
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,028
[15]	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/30	1,355	1,565
[15]	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/36	1,000	1,211
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/39	1,000	1,170
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,821
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/44	2,000	2,171
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,284
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	964
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	1,060	1,107
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,329
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,195
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,155
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	980
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,694
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	329
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,442

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	706
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,135
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	553
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,004
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,159
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,179
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/27	100	109
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/28	100	111
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/37	750	890
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/39	685	797
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/41	805	929
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,034
					46,837
Florida (2.2%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	291
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	587
[5]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,320
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,663
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,595
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,097
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,001
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,917
	Broward County FL School COP	5.000%	7/1/36	1,000	1,152
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,102
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	528
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	566
[6]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	419
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	409
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,036
[5]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,065
[5]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,043
[5]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	804
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Davie FL Educational Facilities Revenue	5.000%	4/1/38	1,000	1,047
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,285
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,002
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,167
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,325	1,409
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,573
	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,466
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	195
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	419
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	496
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	435	440
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	1,105	1,116
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	783
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,822
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/26	1,000	1,045
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,053
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,125	1,183
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,500	1,528
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,888
	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,324
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	981
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/30	1,965	2,017
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/42	1,000	1,016
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	1,000	1,061
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,307
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	1,023
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	1,021
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,066
[5]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,067
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,009
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,416

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Myers FL Utility System Refunding Revenue	4.000%	10/1/44	1,590	1,604
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	190
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	1,024
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	505
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,980
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,070
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,592
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,271
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,148
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,640
	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,202
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,553
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,027
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,240
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,704
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,053
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,001
[3]	JEA FL Electric System Revenue VRDO	3.950%	1/2/24	2,400	2,400
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,114
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	1,054
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,551
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/40	1,000	1,019
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	460
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36	1,750	1,891
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,756
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,011
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,049
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,546
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,083
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/39	3,500	3,997
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,457
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,085
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,927
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,041
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,047
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,211
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	716
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	866
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	837
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,326
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,532
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,061
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,159
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	407
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,641
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	695
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,384
	Miami-Dade County FL SO Revenue	0.000%	10/1/38	2,265	1,285
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	1,750	943
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/31	1,400	1,438
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,185
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,061
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	2,006
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,133
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,810
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/43	1,000	1,084
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	835
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,583
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,353
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,495
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	858
[5]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,647
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,234
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,166
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	531
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,238
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	569
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	395
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,304
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,583
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,537
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	230

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	431
[6]	Pasco County FL Revenue	5.000%	7/1/30	2,500	2,799
[5]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,888
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,220
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,020
	Sarasota County FL School Board COP	5.000%	7/1/25	2,500	2,583
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,718
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,938
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,039
	South Broward FL Hospital District Revenue	3.000%	5/1/40	1,960	1,708
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	533
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,213
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/42	2,500	2,467
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	862
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,095
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,010
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,027
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	759
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,279
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,140
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,963
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	220
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	275
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,026
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/36	1,000	828
[6]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.850%	5/1/38	500	499
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	922
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,705
[8]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,646
					203,263
Georgia (1.8%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,616
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,008
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,708
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,000
	Atlanta GA Airport Revenue	5.000%	7/1/40	1,015	1,170
	Atlanta GA Airport Revenue	4.000%	7/1/41	2,015	2,064
	Atlanta GA GO	5.000%	12/1/40	5,500	6,318
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,327
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	514
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,420
	Augusta Development Authority Revenue (AU Health System Inc. Project)	5.000%	7/1/24	500	503
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	1,017
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	217
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	401
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	1,000	1,095
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,148
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	863
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,493
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,644
[6]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	837
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	1,009
	Georgia GO	5.000%	7/1/24	1,500	1,517
	Georgia GO	5.000%	7/1/25	1,100	1,139
	Georgia GO	5.000%	2/1/26	4,280	4,494
	Georgia GO	5.000%	7/1/26	1,340	1,422
	Georgia GO	5.000%	7/1/28	1,080	1,206
	Georgia GO	5.000%	7/1/28	5,000	5,582
	Georgia GO	5.000%	7/1/31	5,000	5,573
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,510
	Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,447
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,176
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	614
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	370
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,664
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,130
	Gwinnett County GA School District GO	5.000%	2/1/28	500	512
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	275
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	1,965	1,980
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	12,690	13,529
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	7,745	8,213
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	8,145	8,714
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/30	6,285	6,684
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/31	7,575	8,152
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	675	732
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	341

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,225	1,228
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	3,195	3,210
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	7,085	7,133
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	3,825	4,037
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	650	654
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,390
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,492
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,901
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,881
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	2,261
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	687
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,008
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,572
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,220
[8]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,574
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,933
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,045
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,738
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,110
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,286
[3,6,8]	Municipal Electric Authority Georgia Revenue TOB VRDO	4.420%	1/2/24	3,200	3,200
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,173
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	577
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	557
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	617
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	865
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	853
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	538
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	194
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	642
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,276
[6]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,951
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	888
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	618
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,162
					163,819
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	750
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	883
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	657
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	750	718
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,266
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,121
	Guam Power Authority Revenue	5.000%	10/1/35	150	166
					6,561
Hawaii (0.3%)
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,018
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,575
	Hawaii GO	5.000%	10/1/25	1,575	1,638
	Hawaii GO	5.000%	8/1/29	595	601
	Hawaii GO	5.000%	1/1/36	4,115	4,485
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,518
	Honolulu HI City & County GO	5.000%	7/1/28	895	995
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,036
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,140
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	255
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,067
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,033
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	999
	Maui County HI GO	2.000%	3/1/41	1,000	728
					24,088
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/41	2,000	2,279
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,710
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/31	585	688
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	655
					5,332
Illinois (3.4%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/36	500	532
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,084
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	528
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,091
	Chicago IL Board of Education GO	5.000%	12/1/24	700	705
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,511
	Chicago IL Board of Education GO	7.000%	12/1/26	500	529
[11]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	828

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,205
[11]	Chicago IL Board of Education GO	0.000%	12/1/29	520	414
[11]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	1,030
[5]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,334
	Chicago IL Board of Education GO	5.000%	12/1/30	500	523
[11]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,133
	Chicago IL Board of Education GO	5.500%	12/1/31	1,600	1,766
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,058
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,226
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	974
	Chicago IL Board of Education GO	5.500%	12/1/37	1,200	1,305
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	965
	Chicago IL Board of Education GO	5.500%	12/1/38	1,400	1,511
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,823
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,319
	Chicago IL GO	5.000%	1/1/24	520	520
	Chicago IL GO	5.000%	1/1/26	120	121
	Chicago IL GO	5.000%	1/1/28	930	983
	Chicago IL GO	5.000%	1/1/29	1,500	1,611
	Chicago IL GO	5.000%	1/1/31	1,500	1,623
	Chicago IL GO	5.750%	1/1/34	390	410
	Chicago IL GO	4.000%	1/1/35	500	493
	Chicago IL GO	5.250%	1/1/38	1,000	1,087
	Chicago IL GO	6.000%	1/1/38	500	525
[11]	Chicago IL GO	0.000%	1/1/39	1,600	798
	Chicago IL GO	5.500%	1/1/39	1,000	1,098
	Chicago IL GO	5.500%	1/1/40	1,000	1,093
	Chicago IL GO ETM	5.000%	1/1/28	160	175
	Chicago IL GO Prere.	5.000%	1/1/25	215	219
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,070
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,667
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	719
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	240
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,029
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,387
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,186
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,038
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,077
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	500
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,016
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,759
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,155
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,681
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,921
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,212
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,123
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,166
[8]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,134
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,026
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,168
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,077
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	1,017
[8]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,095
[8]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,272
[8]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,073
[5]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,181
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,053
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,582
[11]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,210	1,316
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,013
	Chicago Park District GO	5.000%	1/1/31	460	461
	Chicago Park District GO Prere.	5.000%	1/1/24	540	540
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,000
[5]	Cook County IL GO	5.000%	11/15/26	1,545	1,646
	Cook County IL GO	5.000%	11/15/30	1,635	1,731
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,824
[5]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	450
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,439
	Illinois Finance Authority Revenue	5.000%	10/1/35	1,060	1,090
	Illinois Finance Authority Revenue	4.000%	7/1/37	2,040	2,058
	Illinois Finance Authority Revenue	4.000%	7/1/42	2,350	2,260
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,567
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,577
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	449
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,316
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,652
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,040
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,071
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,050
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,049
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,068
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	999
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	533
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,819
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,022
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,396
[3]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	3.870%	1/2/24	4,100	4,100
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,057
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	883
[3]	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare) VRDO	4.000%	1/2/24	23,940	23,940
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,003
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,067
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,821
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,009
	Illinois GO	4.000%	3/1/24	750	751
	Illinois GO	5.000%	10/1/24	1,470	1,489
	Illinois GO	5.000%	11/1/24	1,785	1,811
	Illinois GO	5.000%	7/1/26	1,000	1,048
	Illinois GO	5.000%	6/1/27	1,070	1,111
	Illinois GO	5.000%	7/1/27	1,000	1,068
	Illinois GO	5.000%	10/1/27	1,640	1,757

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	2/1/28	1,690	1,791
	Illinois GO	5.000%	7/1/28	1,000	1,087
	Illinois GO	5.000%	10/1/28	2,000	2,180
	Illinois GO	5.000%	11/1/28	1,050	1,127
	Illinois GO	5.000%	7/1/29	1,000	1,102
	Illinois GO	5.000%	11/1/29	1,105	1,183
	Illinois GO	5.250%	2/1/30	1,900	1,902
	Illinois GO	5.000%	5/1/30	1,000	1,115
	Illinois GO	5.000%	5/1/31	1,305	1,472
	Illinois GO	5.000%	10/1/31	475	513
	Illinois GO	5.000%	5/1/32	1,500	1,709
	Illinois GO	5.000%	5/1/34	1,500	1,695
	Illinois GO	4.000%	11/1/34	1,250	1,276
	Illinois GO	5.000%	5/1/35	500	530
	Illinois GO	5.000%	5/1/35	2,150	2,418
	Illinois GO	4.125%	10/1/36	500	513
	Illinois GO	5.000%	5/1/37	1,085	1,204
	Illinois GO	4.000%	10/1/38	1,000	1,010
	Illinois GO	5.500%	5/1/39	500	554
	Illinois GO	5.250%	5/1/40	1,110	1,235
	Illinois GO	4.000%	10/1/40	1,825	1,828
	Illinois GO	5.250%	5/1/42	2,125	2,342
	Illinois GO	5.125%	10/1/43	1,000	1,090
	Illinois GO	5.000%	12/1/47	2,000	2,140
[6]	Illinois Housing Development Authority Multifamily Revenue TOB	6.000%	10/5/40	1,000	1,022
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	3,615	3,520
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,875	1,911
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	1,030	1,082
[8]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,037
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,037
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,031
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	1,075	1,137
[15]	Illinois State Toll Highway Authority Revenue	5.000%	1/1/38	2,500	2,957
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/40	2,800	2,876
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,339
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	3,195	3,387
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,295
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,005
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,786
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	502
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,249
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,281
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,560
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,727
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	2,705	2,737
[8]	Joliet IL GO	5.250%	12/15/39	1,500	1,712
[8]	Joliet IL GO	5.500%	12/15/42	1,000	1,143
[5]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	262
[5]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,471
	Lake County IL GO	4.000%	11/30/27	2,620	2,765
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	840
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,071
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,628
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,817
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,187
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	763
[5,10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	427
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,203
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	276
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	917
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,554
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,868
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,367
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	830	493
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	586
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	564
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	2,500	2,498
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/39	1,100	1,108
[8]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/42	1,000	1,006
[15]	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/44	1,000	993
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,140
[8]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	518
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/26	1,570	1,654
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,626
	Regional Transportation Authority Illinois Revenue	5.000%	6/1/31	1,785	1,875
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,014
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,666
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,522
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,550
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/44	3,425	3,653
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	392

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	468
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	697
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	619
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,068
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,452
[8]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,312
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	121
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
[8]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,519
[8]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	846
[8]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,473
					304,333
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	457
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,193
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,556
	Carmel IN Local Public Improvement Bond Bank Revenue (Special Program Bonds)	4.000%	1/15/35	1,000	1,031
	Crown Point IN Multi School Building Corp. Revenue	5.000%	7/15/28	490	540
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/24	495	495
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/24	850	859
[8]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,124
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	851
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,539
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/32	1,500	1,725
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,433
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	748
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	509
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	506
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,115
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,280
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,655
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,224
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,730
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,646
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	653
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,110
	Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	1,074
[15]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	1,270	1,414
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	889
[15]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	276
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,478
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,082
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,715
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,601
	Indianapolis Local Public Improvement Bond Bank Revenue (Cityway 1 Project)	5.000%	2/1/32	1,345	1,346
	Indianapolis Local Public Improvement Bond Revenue	5.000%	6/1/31	1,000	1,144
	Indianapolis Public School GO	5.000%	1/15/27	500	537
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,417
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/37	1,050	1,194
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	949
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	958
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/42	3,890	4,317
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	720
	Seymour IN Elementary School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/35	750	887
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,196
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,135
					53,308
Iowa (0.2%)
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/39	2,000	1,794
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,689
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,436
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	1,013
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,604
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,346
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	1,026
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	3,135	3,152
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,064
					17,124
Kansas (0.2%)
[5]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/42	1,500	1,657

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,034
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	5,202
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,498
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	709
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	78
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	505	552
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,145
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	363
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,712
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,155
					18,105
Kentucky (0.7%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	929
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	235
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,188
[11]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,141
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,672
[11]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,025
[8]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,089
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	4/1/48	9,220	9,243
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,655	6,657
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	895	897
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,095	3,101
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,885
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	8,880	8,904
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	5,065	5,084
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/32	5,480	5,972
[4]	Kentucky Public Energy Authority Gas Supply Revenue PUT, SOFR + 1.200%	4.811%	8/1/30	2,000	1,940
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/27	155	168
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/28	215	237
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	290
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/29	2,180	2,371
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,284
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	470
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	940
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,437
					59,159
Louisiana (0.4%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	891
	Lafayette Parish LA School Board Sale Tax Revenue	5.000%	4/1/35	500	595
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,141
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	444
	Louisiana Gasoline & Fuel Tax Revenue Prere.	4.500%	5/1/25	2,000	2,042
[4]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	4.273%	5/1/26	490	480
	Louisiana GO	5.000%	2/1/27	2,000	2,149
	Louisiana GO	5.000%	2/1/28	1,500	1,651
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,461
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,254
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,994
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,131
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,153
[8]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,448
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/28	1,000	1,033
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,323
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/34	350	412
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,411
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	312
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	469
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,136
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,124

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	949
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	705
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	689
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	530	524
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,606
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	2,039
					40,566
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	481
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	645
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	157
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	579
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	850
	Maine Municipal Bond Bank Revenue	4.000%	11/1/38	800	837
	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,194
	Portland ME General Airport Revenue	4.000%	1/1/39	820	824
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,157
					6,724
Maryland (0.7%)
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,514
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,193
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,253
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,116
	Harford County MD GO	5.000%	10/1/25	2,000	2,084
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	918
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	988
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	975	1,012
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	63
	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	75
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,365
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,610
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,351
	Maryland GO	5.000%	8/1/25	9,380	9,732
	Maryland GO	4.000%	8/1/26	1,970	1,970
	Maryland GO	5.000%	8/1/26	2,110	2,244
	Maryland GO	5.000%	3/15/28	4,280	4,617
	Maryland GO	3.250%	8/1/30	1,000	1,000
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,058
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,079
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	175
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	788
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	532
[4,6]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	4.410%	12/8/27	3,470	3,470
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,243
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	290
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,017
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,181
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	1,050
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,234
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,141
	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,120
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,577
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,257
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,518
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,009
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,018
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,037
					63,899
Massachusetts (1.0%)
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,805
[11]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,635
[11]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	439
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,134
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,550
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,206
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/27	1,000	1,080
[16]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	512
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,650
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/32	1,665	1,929
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/34	1,415	1,644
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,873
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,328

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,150
[4,6]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	4.470%	1/29/26	1,000	991
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,990
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	548
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	397
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	859
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,052
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	216
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,302
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	533
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/34	2,000	2,061
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,143
	Massachusetts GO	5.000%	9/1/25	3,850	4,000
	Massachusetts GO	5.000%	9/1/28	5,530	6,198
	Massachusetts GO	5.000%	10/1/30	6,000	7,034
	Massachusetts GO	5.000%	5/1/31	1,675	1,676
	Massachusetts GO	5.250%	1/1/34	2,665	3,020
	Massachusetts GO	5.000%	7/1/35	1,000	1,031
	Massachusetts GO	5.000%	5/1/37	1,000	1,191
	Massachusetts GO	5.000%	9/1/38	3,500	3,801
	Massachusetts GO	5.000%	5/1/40	2,255	2,457
	Massachusetts GO	2.000%	3/1/41	1,000	721
	Massachusetts GO	5.000%	11/1/43	2,500	2,831
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/27	1,000	1,017
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/28	1,000	1,027
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,687
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	631
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,367
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,909
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,503
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,047
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	367
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	922
[11]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	538
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,085
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	764
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,007
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,188
					87,046
Michigan (1.2%)
[17]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/44	1,000	1,023
[17]	Battle Creek MI School District GO	5.000%	5/1/25	535	550
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	565
[17]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,030
[5,17]	Detroit MI City School District GO	5.250%	5/1/28	615	681
[5]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,127
	Detroit MI Unlimited Tax GO	6.000%	5/1/43	25	28
[5]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,136
[5]	Grand Rapids Public Schools GO	5.000%	11/1/36	1,000	1,082
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/37	1,000	1,185
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,987
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,331
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,312
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,727
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,079
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,757
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,085
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,583
[5]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,021
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,486
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,041
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,159
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,443
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	554
[17]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	453
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,718
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,035
[17]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,451
[17]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/27	450	486
[17]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/28	515	569
[5]	Lansing MI GO	4.000%	6/1/39	1,000	1,038
[5,17]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,007
[17]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,716
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,038
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,296
	Michigan Building Authority Revenue	5.000%	10/15/41	200	228
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,035

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,109
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,285
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,147
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,138
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,067
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,559
[4]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	4.720%	12/1/24	1,500	1,502
[4]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	4.770%	12/1/25	500	501
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,170
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,871
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,851
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	668
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	768
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,507
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,005
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,273
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	895
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,034
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,861
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,201
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,101
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,014
	Michigan State Hospital Finance Authority Revenue (Ascension Health Credit Group)	4.000%	11/15/32	1,000	1,036
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	4,175	4,121
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	900	938
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,090	1,179
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	2,080
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	1,695	1,964
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	2,210	2,538
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/45	3,180	3,499
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,158
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	397
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	516
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	340
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,303
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,149
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,670
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,300
[17]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,713
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital) Prere.	5.000%	3/1/24	1,450	1,454
[17]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,102
	University of Michigan Revenue	5.000%	4/1/25	35	36
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/29	20	22
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/31	30	32
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,205
[5]	University of Michigan Revenue	5.000%	11/15/33	200	229
	University of Michigan Revenue Prere.	5.000%	4/1/26	25	26
	University of Michigan Revenue Prere.	5.000%	4/1/26	40	42
	University of Michigan Revenue Prere.	5.000%	4/1/26	30	32
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	903
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,341
					110,941
Minnesota (0.8%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	389
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	380
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/38	400	454
	Hennepin County MN GO	5.000%	12/1/43	2,410	2,754
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/37	2,000	2,198
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,416
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	470
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,293
	Minneapolis MN Health Care System Revenue	4.000%	11/15/36	1,000	1,044
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/28	1,085	1,178
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,980
	Minnesota GO	5.000%	8/1/25	1,500	1,555
	Minnesota GO	5.000%	8/1/25	2,170	2,249
	Minnesota GO	5.000%	8/1/27	1,005	1,042
	Minnesota GO	5.000%	8/1/29	5,000	5,711
	Minnesota GO	5.000%	9/1/30	5,000	5,836
	Minnesota GO	5.000%	8/1/31	5,000	5,932
	Minnesota GO	5.000%	8/1/33	1,440	1,607
	Minnesota GO	5.000%	10/1/33	3,235	3,537
	Minnesota GO	4.000%	8/1/41	2,000	2,061
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	612
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	1,006

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	631	565
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	465	460
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,569
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	2,205	2,219
[3,4]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	4.611%	12/1/27	1,000	990
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,367
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,081
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,191
	Rochester Independent School District No. 535 GO	3.000%	2/1/35	1,000	952
	Rosemount MN Independent School District No. 196 GO	4.000%	2/1/41	5,000	5,155
	University of Minnesota Revenue	5.000%	4/1/38	2,000	2,196
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,050
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,157
					73,656
Mississippi (0.2%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	956
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,392
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/27	500	537
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,887
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,088
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,605
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,042
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	897
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	681
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	284
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,068
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,027
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,800	3,026
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	617
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	553
					16,660
Missouri (0.6%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,867
	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,731
	Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,561
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,143
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,694
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,163
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,235
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,520
	Kansas City MO GO	4.000%	2/1/26	615	633
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,120
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,727
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,464
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	566
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,247
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) Prere.	5.000%	6/1/24	1,480	1,492
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,080
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,138
	Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	1,045
	Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	1,500	1,529
	Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,425	2,628
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,139
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,524
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/41	2,000	2,316
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/26	5,000	5,280
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	415	410
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	965	1,005
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	200	214
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,452
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,050
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,700
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/42	1,000	1,052
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,500	1,411
[6,12]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,155
[6,12]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,334
[5]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	709
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,027
					56,361

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montana (0.0%)
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	1,021
[16]	Montana Board of Housing Multifamily Revenue PUT	5.000%	5/1/25	2,444	2,483
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	861
					4,365
Multiple States (0.2%)
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,475	1,326
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,900	1,607
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,865	1,584
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,340	1,129
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,834	4,203
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	463	424
[6,18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,245	1,025
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.996%	12/25/36	4,994	4,835
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.141%	1/25/40	1,493	1,348
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.548%	8/25/40	2,000	1,978
[18]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.990%	4/25/43	2,996	2,518
					21,977
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,041
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,444
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/29	10,260	10,876
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	2,030	2,140
[3]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	8,015	8,059
	Nebraska Public Power District Revenue	5.000%	7/1/28	1,000	1,096
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,487
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,544
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,042
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,041
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,786
					32,556
Nevada (0.5%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	582
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,274
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,087
	Clark County NV GO	4.000%	6/1/32	1,505	1,563
	Clark County NV GO	4.000%	7/1/32	2,190	2,274
	Clark County NV GO	4.000%	6/1/33	1,000	1,062
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,587
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,147
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Clark County NV Highway Improvement Revenue	4.000%	7/1/40	1,000	1,023
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,130
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,292
[5]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,879
[8]	Clark County NV School District GO	3.000%	6/15/34	1,000	980
[8]	Clark County NV School District GO	3.000%	6/15/37	1,000	925
	Clark County NV School District GO	3.000%	6/15/38	1,000	901
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,378
[5]	Clark County NV School District GO	4.000%	6/15/40	850	869
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/37	1,100	1,280
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,057
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,200
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,049
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,953
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,101
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,145
	Nevada GO	5.000%	11/1/25	1,015	1,045
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,716
[3,6]	Nevada Housing Divisional Custodial Receipts Revenue TOB VRDO	4.470%	1/2/24	10,000	10,000
[6]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	750	763
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	264
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	268
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	270
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	270
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/26	1,510	1,596
					48,930
New Hampshire (0.2%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,668
	National Finance Authority NH Revenue	4.125%	1/20/34	5,272	5,212
	National Finance Authority NH Revenue	3.875%	1/20/38	2,608	2,525
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,603
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	981	991
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/33	1,000	1,077
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,355	2,308
					15,384
New Jersey (1.7%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group) Prere.	5.000%	2/15/24	1,400	1,403
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,414
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,971
[5]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,282
	Hudson County NJ General Improvement Bonds GO	3.000%	11/15/31	2,615	2,602
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	832
[8]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,330

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Mercer County NJ GO TOB VRDO	4.060%	1/2/24	200	200
[8]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	948
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,032
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,451
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	3,500	3,818
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,962
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	268
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,255
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,119
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	519
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,134
	New Jersey Economic Development Authority Revenue Prere.	5.250%	6/15/25	300	310
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,173
[11]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	425
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,574
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,685
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	1,725	1,766
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,386
[11]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,096
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,530
[15]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,172
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	776
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	820
[5]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	466
	New Jersey GO	2.000%	6/1/31	1,295	1,169
	New Jersey GO	2.000%	6/1/32	1,230	1,089
	New Jersey GO	2.000%	6/1/35	1,000	842
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	501
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	540
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	123
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	1,036
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,030
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,082
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,541
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,339
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,502
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	652
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,472
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,051
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/31	1,000	1,161
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/34	600	700
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,167
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/39	1,000	1,146
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,127
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	565	640
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/41	1,000	1,132
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,767
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/42	1,000	1,125
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,091
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,102
[5]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,421
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,421
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,105
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,226
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,221
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,106
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/30	2,000	2,285
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	1,141
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/31	1,000	1,161
[11,19]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	207
[5]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	759
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,102
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	692

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	907
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	525
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	997
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	2,905	1,852
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	1,000	631
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/38	3,000	1,704
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,543
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,019
[12]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,818
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,736
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,551
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	708
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,725
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,705
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	527
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	4,245	4,536
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,091
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,115
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,604
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,056
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,079
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	2,000	2,027
[8]	Newark NJ Board of Education School Energy Savings Obligation Refunding Bonds GO	5.000%	7/15/29	375	416
[5]	North Hudson Sewerage Authority Revenue ETM	5.000%	6/1/36	1,320	1,643
[3]	Rutgers State University New Jersey Revenue VRDO	4.060%	1/2/24	3,000	3,000
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	525	528
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,896
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,385
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,670
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,073
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,073
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,676
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,593
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,056
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	2,988
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,827
					156,973
New Mexico (0.2%)
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,276
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	894
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,387
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,210
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	495	501
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	895
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,053
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,566
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	975	945
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	818
					14,545
New York (6.9%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	832
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	718
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	991
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	992
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	281
[5]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,292
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	351
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	460
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	608
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,179
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	464
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	206
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	247
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	544
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	604
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	545

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	757
[5]	Hempstead NY GO	4.000%	4/1/29	1,420	1,443
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,656
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,589
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	549
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	1,020
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,465	1,706
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,208
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,285
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,045
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,132
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,164
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,675	1,816
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,644
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,684
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,694
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	809
[5]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,068
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	1,370	1,361
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,488
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	800	794
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	532
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,033
[4,5]	Metropolitan Transportation Authority NY Revenue PUT, SOFR + 0.550%	4.161%	4/1/24	500	500
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,128
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	2,041
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,640
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	592
	New York City NY GO	5.000%	8/1/24	1,000	1,012
	New York City NY GO	5.000%	8/1/25	1,245	1,290
	New York City NY GO	5.000%	8/1/25	1,310	1,358
	New York City NY GO	5.000%	8/1/25	1,000	1,036
	New York City NY GO	5.000%	6/1/26	2,450	2,524
	New York City NY GO	5.000%	8/1/27	1,000	1,088
	New York City NY GO	5.000%	8/1/32	1,000	1,201
	New York City NY GO	5.000%	12/1/32	1,755	1,864
	New York City NY GO	5.000%	12/1/32	1,000	1,110
	New York City NY GO	5.000%	10/1/34	1,940	2,198
	New York City NY GO	4.000%	8/1/35	1,000	1,082
	New York City NY GO	5.000%	12/1/35	1,120	1,184
	New York City NY GO	4.000%	8/1/36	1,000	1,071
	New York City NY GO	5.000%	10/1/36	3,875	4,179
	New York City NY GO	4.000%	8/1/37	2,000	2,089
	New York City NY GO	4.000%	10/1/37	6,640	6,936
	New York City NY GO	5.000%	4/1/39	1,000	1,160
	New York City NY GO	5.000%	4/1/39	2,260	2,425
	New York City NY GO	5.000%	9/1/39	5,000	5,754
	New York City NY GO	3.000%	3/1/41	1,210	1,072
	New York City NY GO	5.000%	4/1/41	3,000	3,443
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	5.250%	5/1/41	1,250	1,441
	New York City NY GO	4.000%	4/1/42	3,000	3,062
	New York City NY GO	5.250%	10/1/42	1,000	1,154
	New York City NY GO	5.250%	4/1/43	1,000	1,156
	New York City NY GO	5.000%	8/1/44	2,430	2,754
	New York City NY GO	5.000%	8/1/45	2,500	2,818
[3]	New York City NY GO VRDO	4.000%	1/2/24	7,400	7,400
[3]	New York City NY GO VRDO	4.100%	1/2/24	1,070	1,070
[3]	New York City NY GO VRDO	3.800%	1/4/24	200	200
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,875
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,512
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	382
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	1,965	1,861
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	1,000	932
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	992
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/28	1,000	1,026
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,002
[16]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	997
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	2,015
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	1,005
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	785	704
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,321
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,773
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,870
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	4,761
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,090
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,058
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,376
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,072
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,111
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,749
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	215	247

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,395
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	4.000%	1/2/24	3,640	3,640
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,786
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,063
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,087
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,799
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,701
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,786
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,069
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,377
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,134
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,134
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,500	1,735
[15]	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,000	1,156
[15]	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,000	1,167
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,543
[15]	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	1,800	2,158
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,380
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,557
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,000	1,219
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,459
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,794
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,623
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,078
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,633
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,689
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,807
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,220
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,679
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,268
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,052
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,788
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,036
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,301
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	2,740	2,943
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/40	1,485	1,595
[15]	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/40	1,000	1,174
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/41	1,000	1,208
[15]	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/41	1,000	1,166
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	2,195	2,228
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/42	1,000	1,202
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	1,500	1,506
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/44	1,000	1,192
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,325
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,796
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/34	2,895	3,189
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,215
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,411
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	130
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,074
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,546
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	3,007
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	265
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	212
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,091
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,624

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,169
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	2,095
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,453
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	622
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,335
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,701
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,654
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,752
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	877
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	9,328
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	575
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,283
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,570	1,797
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	1,011
[3]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	4.100%	1/2/24	1,050	1,050
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,649
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,253
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,806
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,458
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,438
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,062
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	438
[8]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,781
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	4.000%	2/15/43	1,000	1,008
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,334
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,676
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,270
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,323
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,229
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	827
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,471
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	344
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	1,815	1,650
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	904
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,218
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,179
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,483
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,710
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	767
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,595
[5]	New York Power Authority Green Transmission Revenue	5.000%	11/15/28	1,000	1,116
[5]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,583
[5]	New York Power Authority Green Transmission Revenue	5.000%	11/15/48	1,000	1,119
[12]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	505
[12]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	547
[8]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,164
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,162
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	963
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	840
[5]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,891
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,257
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,021
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,015
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,968
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	577
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,109
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	2,000	2,148
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,007
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,445	2,492
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,000	2,145
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,349
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,048

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,965
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,006
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,231
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,035
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,423
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,085
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,201
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,440
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,148
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	1,051
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,702
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,070
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,124
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,725
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	3,116
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,332
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	1,000	1,152
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,689
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,287
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	1,030
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,131
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	2,020
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,536
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	5	5
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	10	10
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	2,035	2,084
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	9/15/25	1,700	1,738
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	219
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	234
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	261
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	272
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	294
New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/30	4,000	4,630
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,269
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,589
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,892
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,462
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,634
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,337
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,219
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,970	3,100
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	2,000	2,202
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/44	2,000	2,218
	New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/25	1,295	1,329
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	992
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,294
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,624
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,327
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	759
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,452
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	866
[16]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,500
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/28	1,000	1,022
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	2,425	2,434
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	5,700	5,299
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,315
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	1,890	1,860
[8]	New York State Thruway Authority General Revenue	4.000%	1/1/39	1,000	1,021
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	1,014
	New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	2,025
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	1,011
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,161
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,171
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,523
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,463
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,099
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	5,000	5,317
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,124
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,117

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/38	3,325	3,754
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	5,179
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,639
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	1,027
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,521
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	2,000	2,039
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	2,810	2,884
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	21
	New York State Urban Development Corp. Revenue (Personal Income Tax) Prere.	5.000%	3/15/24	1,930	1,938
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/30	1,015	1,171
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	3,119
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,661
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/41	5,000	5,746
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,492
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	229
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,399
[3,6]	Niagara County NY Industrial Development Agency Multifamily Revenue TOB VRDO	4.470%	1/2/24	2,600	2,600
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	380
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	2,033
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,339
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,586
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,154
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,380
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,951
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	2,245	2,331
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	438
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	446
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	275
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,435
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,089
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,280
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,323
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	3.000%	5/15/32	490	489
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,205
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	1,000	1,231
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	617
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,137
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/40	1,000	1,187
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	962
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,404
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,150
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	829
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,076
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,033
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,063
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,000	2,119
	Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,225
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	2,117
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,434
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	1,007
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/29	2,000	2,201
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/31	1,000	1,004
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	2,019
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,536
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/38	5,000	5,878
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/40	1,000	1,183
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	242
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	661
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,092
[5]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/32	1,000	1,162
[5]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/33	1,250	1,468
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,464

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,558
[8]	Yonkers NY GO	5.000%	11/15/38	500	579
					619,158
North Carolina (0.4%)
	Charlotte NC Airport Revenue	5.000%	7/1/41	2,000	2,295
	Charlotte NC GO	4.000%	7/1/34	4,260	4,364
	Charlotte NC GO	5.000%	7/1/42	2,950	3,409
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,568
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,487
	North Carolina GAN Revenue	5.000%	3/1/25	1,055	1,082
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,041
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	1,000	1,082
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/33	1,000	984
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	751
	North Carolina State Ltd. Obligation Revenue	5.000%	5/1/25	3,590	3,698
[9]	North Carolina Turnpike Authority Revenue	0.000%	1/1/34	1,000	707
[5]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	32
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,007
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	364
	Union County NC GO	5.000%	9/1/28	1,520	1,704
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	420
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,508
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,039
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	331
	Wake County NC GO	5.000%	2/1/26	1,300	1,365
	Wake County NC GO	5.000%	5/1/29	1,250	1,423
	Western California University General Revenue	3.000%	4/1/36	1,480	1,407
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	485
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	557
					35,110
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,228
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	469
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	833
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/39	475	528
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	1,000	1,072
					4,130
Ohio (1.1%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,411
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,241
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,213
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	1,069
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,068
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	379
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/29	1,250	1,390
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	420
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	279
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,252
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	999
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,082
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	723
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	378
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	330
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	376
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,086
[5]	Columbus OH City School District GO	0.000%	12/1/29	1,000	842
	Columbus OH GO	5.000%	4/1/25	1,200	1,235
	Columbus OH GO	4.000%	8/15/26	1,730	1,762
	Columbus OH GO	5.000%	4/1/30	4,500	5,201
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	1,016
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,148
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,069
	Copley Fairlawn OH City School District Facilities Construction Improvement Unlimited Tax GO	5.000%	12/1/37	300	325
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,032
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	599
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,707
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	696
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,229
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	921
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/34	1,000	1,095
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,053
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	658
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	405
[3,6]	Lucas Country OH GO TOB VRDO	4.250%	1/2/24	200	200
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	919
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	860
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/40	1,000	834

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	969
Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	936
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,431
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,677
North Royalton OH City School District GO	5.000%	12/1/26	300	309
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,441
Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	504
Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	742
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,729
Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,181
Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	388
Ohio GO	5.000%	8/1/24	500	506
Ohio GO	5.000%	11/1/24	1,675	1,706
Ohio GO	5.000%	2/1/27	1,000	1,047
Ohio GO	5.000%	5/1/33	1,010	1,117
Ohio GO	5.000%	3/1/35	1,000	1,068
Ohio GO	5.000%	5/1/35	770	912
Ohio GO	5.000%	3/15/36	1,005	1,009
Ohio GO	5.000%	5/1/36	600	706
Ohio GO	5.000%	5/1/37	600	700
Ohio GO	5.000%	3/1/38	2,000	2,107
Ohio Higher Education GO	5.000%	5/1/30	5,015	5,155
Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	1,000	1,066
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,558
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,075
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,454
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,441
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	972
Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,311
Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/37	1,050	1,021
Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	995
Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	113
Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	540
Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,648
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,426
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	453
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,985
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,613
				95,513
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,179
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,295
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,153
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	985	1,006
Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/28	15	16
Oklahoma City OK GO	5.000%	3/1/24	525	526
Oklahoma City OK GO	4.000%	3/1/28	5,605	5,930
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,509
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,000	1,001
Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	481
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	1,450	1,477
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,075
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,596
				19,244
Oregon (0.5%)
Clackamas County School District No. 12 North GO	0.000%	6/15/38	1,500	797
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,227
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	598
Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	858
Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,047
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,180
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,617
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,038
Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	472
Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	472
Oregon GO	5.000%	5/1/30	4,215	4,432
Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	905	907
Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,670	1,808
Oregon State Business Development Commission Revenue PUT	3.800%	6/15/28	1,950	1,991
Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,422
Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,705
Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	585
Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	2,022
Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,418
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	544
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	491
Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36	1,000	975

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,809
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,664
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,394
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,432
					43,905
Pennsylvania (2.8%)
	Adams County PA General Authority College Revenue	5.000%	8/15/33	1,000	1,108
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,060
[4]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	4.063%	8/1/27	500	494
[3]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) VRDO	4.150%	1/2/24	400	400
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	562
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,069
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,073
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,073
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	508
[4]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	5/15/27	3,630	3,584
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,074
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,646
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	485
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	255
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	320
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,352
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	540
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	489
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,119
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	2,017
[8]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,047
[8]	Armstrong PA School District GO	5.000%	3/15/27	995	1,068
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,166
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.961%	11/1/25	100	98
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.961%	11/1/25	95	94
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.961%	11/1/25	100	98
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,814
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	728
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,445	1,640
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,109
[3,6]	Chester County PA Industrial Development Authority Student Housing Revenue TOB VRDO	4.580%	1/2/24	13,100	13,100
[8]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	301
[8]	Coatesville PA Area School District GO	4.250%	11/15/39	2,000	2,040
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	521
[6]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	766
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	239
[12]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	395	440
[4]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	4.101%	3/1/27	1,000	968
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,009
[8,12]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	80
[8,12]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,103
[8]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	902
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,105
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,514
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,044
[5]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,872
[5]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,571
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,062
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,048
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	886
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,102
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	199
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,279
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,655
[5]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,040
	Manheim Township PA School District GO	4.000%	5/1/35	550	573

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	858
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,263
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	2,009
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,654
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	720
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,019
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,885	2,940
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,060
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,304
	Pennsylvania COP	5.000%	7/1/26	500	529
	Pennsylvania COP	5.000%	7/1/27	500	542
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,117
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,604
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	5/15/31	500	570
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	854
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,438
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	1,017
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	775	777
[4]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	5/15/27	1,000	988
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	913
	Pennsylvania GO	5.000%	8/15/24	500	507
	Pennsylvania GO	5.000%	1/1/26	3,295	3,451
	Pennsylvania GO	5.000%	9/15/26	1,500	1,597
	Pennsylvania GO	5.000%	9/1/28	2,500	2,781
	Pennsylvania GO	4.000%	1/1/29	3,000	3,098
[5]	Pennsylvania GO	4.000%	8/15/30	1,000	1,017
	Pennsylvania GO	5.000%	9/1/30	2,500	2,888
	Pennsylvania GO	5.000%	3/15/32	8,000	8,157
	Pennsylvania GO	5.000%	10/15/32	1,000	1,004
[5]	Pennsylvania GO	4.000%	3/1/33	1,110	1,165
[5]	Pennsylvania GO	4.000%	3/1/34	1,670	1,744
	Pennsylvania GO	5.000%	10/1/35	2,500	2,938
	Pennsylvania GO	4.000%	3/1/36	1,000	1,036
	Pennsylvania GO	3.000%	5/15/36	1,000	985
	Pennsylvania GO	4.000%	3/1/37	1,000	1,030
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Pennsylvania GO	4.000%	3/1/37	1,000	1,032
	Pennsylvania GO	2.000%	5/15/38	1,390	1,080
	Pennsylvania GO	2.000%	5/15/39	1,000	749
	Pennsylvania GO	2.000%	5/15/40	1,540	1,105
	Pennsylvania GO	2.000%	5/15/41	1,430	1,004
	Pennsylvania GO	4.000%	9/1/41	1,500	1,547
	Pennsylvania GO	4.000%	9/1/42	1,500	1,538
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	675
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,210
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,196
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/41	1,500	1,631
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,135	1,147
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	2,125	2,271
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	990	1,061
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/53	2,050	2,269
	Pennsylvania State University Revenue	5.000%	9/1/44	1,255	1,364
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,075
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,052
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	669
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	1,018
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	1,996
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,763
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,031
[5]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,723
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	798
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,369
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,140
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,600
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,409
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,403
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	2,071
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,176
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,555
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,078
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,746
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,228
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,102
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,290
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,695
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,206
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,697
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,080
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	2,050

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	1,035	984
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,024
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,020
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,025
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,034
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,681
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,056
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,368
	Philadelphia PA GO	4.000%	5/1/39	3,000	3,026
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24	1,000	1,005
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,017
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,667
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,033
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,111
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	1,019
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,088
	Philadelphia PA School District GO	5.000%	9/1/31	940	965
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	1,000	1,082
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,686
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,128
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/33	1,465	1,559
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,117
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,731
[5]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,121
[3,5,6]	Pittsburgh PA Water & Sewer Authority System Revenue TOB VRDO	4.420%	1/2/24	400	400
[3,5,6]	Pittsburgh PA Water & Sewer Authority System Revenue TOB VRDO	4.420%	1/2/24	1,200	1,200
[5]	Reading PA School District GO	5.000%	3/1/25	955	974
[5]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,198
[5]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,920
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	847
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	818
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,125
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,648
	School District of Philadelphia GO	5.000%	9/1/31	1,115	1,271
	School District of Philadelphia GO	5.250%	9/1/39	2,000	2,278
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	2,108
[20]	Shaler PA Area School District GO	0.000%	9/1/31	1,195	920
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,196
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,094
[8]	State Public School Building Authority PA College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,106
[8]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,545
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,735
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,162
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	5.000%	2/15/29	1,000	1,123
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	775
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,244
					251,916
Puerto Rico (0.7%)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	254
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,589
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,810	1,836
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,000	1,015
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	1,000	1,009
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	250	251
	Puerto Rico Commonwealth GO	4.000%	7/1/37	371	354
	Puerto Rico GO	0.000%	7/1/24	364	357
	Puerto Rico GO	5.375%	7/1/25	5,218	5,333
	Puerto Rico GO	5.625%	7/1/27	6,312	6,675
	Puerto Rico GO	5.625%	7/1/29	6,627	7,187
	Puerto Rico GO	5.750%	7/1/31	3,685	4,099
	Puerto Rico GO	0.000%	7/1/33	3,380	2,107
	Puerto Rico GO	4.000%	7/1/33	6,426	6,292
	Puerto Rico GO	4.000%	7/1/35	1,385	1,339
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,072
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	238
[9]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,084
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	54	53
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,763	1,535
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,853	1,482
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	992	726
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	3,811	2,538

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,772	10,694
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,786	2,766
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,573
					63,458
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	1,994
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	521
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	226
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	517
	Rhode Island Health & Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,255
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	680	677
					5,190
South Carolina (0.8%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	278
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	461
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	956
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	839
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/28	1,000	1,100
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,637
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	261
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/43	1,000	1,043
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,027
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,036
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,557
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,038
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,940
[3]	Patriots Energy Group Financing Agency SC Gas Supply Revenue	4.000%	10/1/48	1,895	1,896
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/31	5,290	5,761
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/31	1,425	1,535
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	864
[11]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,600
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,619
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	4,000	4,209
	Richland County SC School District No.2 GO	5.000%	3/1/26	4,185	4,398
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,460
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,575
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,142
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/28	500	503
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,123
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,149
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,345
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	466
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,040
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	1,037
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,749
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,548
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	906
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,536
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	911
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	1,019
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	1,017
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,242
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	1,011
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	1,001
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	6,472
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,428
[5]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	567
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,304
[8]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,040
					69,646
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,461
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,089
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,170
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	920	896
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,440	1,394
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	185	200
					10,210
Tennessee (0.8%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,032

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,143
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,046
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,688
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,061
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,776
	Knox County TN GO	3.000%	6/1/37	3,580	3,408
	Knox County TN GO	4.000%	6/1/38	3,645	3,830
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,043
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	962
	Memphis TN GO	4.000%	6/1/31	1,000	1,024
	Memphis TN GO	4.000%	5/1/35	5,685	5,898
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	566
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,065
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,651
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,485
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	217
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/39	750	830
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	1,000	1,088
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	315
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/39	3,500	3,163
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,557
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	979
[13]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	278
[3,6]	Sullivan County Health Educational & Housing Facilities Revenue TOB VRDO	3.990%	1/2/24	385	385
[3]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,340	5,386
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,346
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	2,060	2,204
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,930	1,931
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	920
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,068
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,208
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	520	522
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	5,240	5,470
	Tennessee GO	4.000%	8/1/28	4,850	4,938
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,036
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,000	992
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	1,000	1,080
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/27	510	533
					72,134
Texas (7.3%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,102
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,325
[21]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,084
[21]	Andrews Independent School District GO	5.000%	2/15/28	1,025	1,121
[21]	Arlington Independent School District GO	5.000%	2/15/25	1,255	1,286
[21]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	623
[21]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,113
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	448
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	332
[8]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,256
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,565
[21]	Aubrey TX Independent School District GO	5.000%	2/15/38	2,375	2,700
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,197
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,327
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,899
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,032
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,171
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/44	1,000	1,084
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,113
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	4,995	5,304
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,172
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,044
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,953
[21]	Barbers Hill Independent School District GO	4.000%	2/15/41	1,690	1,752
[21]	Bastrop Independent School District GO	5.000%	2/15/42	4,115	4,642
[21]	Belton TX Independent School District GO	5.000%	2/15/35	1,000	1,154
	Bexar County TX GO	4.000%	6/15/36	3,070	3,173
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,155
[21]	Birdville Independent School District GO	5.000%	2/15/43	2,500	2,836
[21]	Bonham Independent School District GO	5.000%	2/15/42	1,325	1,492
[21]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,137

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[21]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/29	1,285	1,450
[21]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	917
[21]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/40	2,170	2,502
[11]	Cedar Hill TX Independent School District GO	0.000%	8/15/26	1,000	922
	Celina TX Tax & Waterworks & Sewer System GO	5.000%	9/1/37	500	579
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,015
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	96
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	824
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,155
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,400
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,997
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	1,061
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,146
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	407
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	892
[21]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	970
[21]	Clear Creek TX Independent School District GO PUT	0.280%	8/15/24	500	490
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,111
[21]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	708
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	1,500	1,478
[21]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	739
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,642
	Collin County TX GO	5.000%	2/15/27	3,900	4,193
	Collin County TX GO	5.000%	2/15/28	1,450	1,593
[3,6]	Collin County TX Housing Finance Corp. Multifamily Revenue TOB VRDO	4.470%	1/2/24	3,900	3,900
[21]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	887
[21]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,542
	Conroe TX GO	5.000%	11/15/41	410	465
[21]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,552
[21]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/27	560	603
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	298
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	349
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	852
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	517
[21]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/34	1,000	1,018
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	2,054
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,355
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,740
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,022
[21]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,187
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[21]	Dallas TX Independent School District GO Prere.	5.000%	2/15/25	2,200	2,247
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/37	2,145	2,017
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,062
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,135
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	1,000	1,172
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	500	507
	Denton TX GO	4.000%	2/15/42	160	166
[21]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,160
[21]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,028
[21]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,202
	El Paso TX Combination Tax GO	4.000%	8/15/33	455	486
	El Paso TX GO	5.000%	8/15/27	1,000	1,045
	El Paso TX GO	5.000%	8/15/28	750	831
	El Paso TX GO	4.000%	8/15/34	1,000	1,056
	El Paso TX GO	3.000%	8/15/37	765	702
[21]	El Paso TX Independent School District GO	5.000%	8/15/42	5,000	5,207
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/43	1,670	1,687
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,859
[8]	Forney TX Independent School District GO	0.000%	8/15/42	1,000	438
[8]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	418
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/33	1,000	1,033
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,717
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,142
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,482
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,465
[21]	Frisco TX Independent School District GO	0.000%	8/15/26	3,620	3,363
[21]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,431
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,458
	Frisco TX Refunding & Improvement GO	4.000%	2/15/40	1,000	1,025
[21]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,687
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	747
[21]	Garland TX Independent School District GO	5.000%	2/15/41	1,500	1,725
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,224
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,754
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	685
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,590
[21]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,139
[21]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	377
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/30	1,550	1,723
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,087
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43	2,580	2,743
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/28	1,400	1,509
[21]	Granger TX Independent School District GO	5.000%	2/15/42	4,885	5,359

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	861
[5]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,151
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	130
[8]	Harlandale TX Independent School District GO PUT	2.000%	8/15/24	90	89
	Harris County Flood Control District GO	4.000%	9/15/41	1,000	1,034
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	896
[4]	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT, SOFR + 0.730%	4.447%	7/1/24	500	500
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,068
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,346
	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,603
	Harris County TX GO	5.000%	10/1/36	1,200	1,237
	Harris County TX GO	5.000%	10/1/40	2,470	2,532
	Harris County TX GO	4.000%	9/15/41	1,740	1,811
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	3,725	3,806
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,747
[11]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/28	2,950	2,491
[11]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,877
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,033
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/39	500	514
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	859
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	779
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	318
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,228
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,859
	Houston TX GO	5.000%	3/1/27	1,000	1,076
	Houston TX GO	4.000%	3/1/35	1,500	1,546
	Houston TX GO	5.250%	3/1/41	1,000	1,161
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	499
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,082
[16]	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	1,002
[21]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,831
[21]	Houston TX Independent School District GO PUT	3.000%	6/1/24	300	300
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/34	580	624
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/35	660	707
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	946
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,443
	Houston TX Utility System Revenue	5.000%	11/15/26	900	959
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,011
	Houston TX Utility System Revenue	5.000%	11/15/34	3,100	3,251
	Houston TX Utility System Revenue	5.000%	11/15/35	920	1,017
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,602
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	1,040
	Irving TX GO	5.000%	9/15/27	1,425	1,552
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[21]	Jacksboro TX Independent School District GO	5.000%	2/15/37	2,550	2,994
[21]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,596
[21]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	1,044
[21]	Killeen TX Independent School District Unlimited Tax Building GO	5.000%	2/15/32	4,550	5,093
[21]	Klein TX Independent School District GO	5.000%	8/1/25	4,480	4,639
[21]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,269
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	438
[21]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,389
[21]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/41	1,000	1,144
[21]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/43	1,000	1,135
	Laredo TX Combination Tax GO	5.000%	2/15/36	1,000	1,181
	Laredo TX Combination Tax GO	4.125%	2/15/41	1,000	1,030
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,012
[21]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,645
	Lewisville TX GO	5.000%	2/15/27	3,140	3,374
[21]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	3,963
[21]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,958
[21]	Llano TX Independent School District GO	5.000%	2/15/29	1,500	1,679
	Lone Star College System TX GO	5.000%	2/15/26	3,100	3,256
	Lone Star College System TX GO	5.000%	2/15/28	5,500	5,755
	Lone Star College System TX GO	5.000%	2/15/29	1,555	1,631
[5]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,629
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	2,000	2,133
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,716
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,417
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,407
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,590
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,227
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,005
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,223
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,218
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,131
[5]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,995
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,718

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lubbock TX GO	4.000%	2/15/42	1,490	1,520
	Manor TX Combination Tax GO	5.000%	8/15/40	2,250	2,589
	Manor TX Combination Tax GO	5.000%	8/15/41	1,280	1,466
	Manor TX Combination Tax GO	5.000%	8/15/42	1,200	1,366
	McKinney TX GO	3.750%	8/15/36	1,090	1,121
	McKinney TX GO	3.875%	8/15/38	880	892
	McKinney TX GO	4.000%	8/15/43	1,000	1,023
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	461
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	786
[7]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	74	1
[21]	Midlothian TX Independent School District GO PUT	2.000%	8/1/24	1,005	998
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	6,268
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,087
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,027
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	894
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	491
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	211
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	245
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,464
[8]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	540
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	716
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	548
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,561
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/27	6,335	6,910
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,117
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,112
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	804
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,370
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	748
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,081
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	1,039
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	661
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,046
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,625
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,075	1,152
[9]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	887
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,271
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	575
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,018
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,850
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,200	1,407
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,524
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,757
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,076
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,036
[5]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,547
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,054
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,291
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,078
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	1,024
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,134
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	1,024
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,126
	North Texas Tollway Authority System Revenue	5.000%	1/1/41	1,000	1,131
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	639
[21]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,205
[21]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,331
[21]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	968
[21]	Northside TX Independent School District GO PUT	3.000%	8/1/26	2,855	2,840
[21]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,921
[21]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,022
[21]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,493
[21]	Northwest Independent School District Texas GO	5.000%	2/15/41	1,200	1,353
[21]	Northwest Independent School District Texas GO	4.000%	2/15/43	1,450	1,488
[21]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,799
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,108
[21]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,953
[21]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,139
	Pasadena TX GO	4.000%	2/15/28	1,000	1,015
	Pearland TX GO	4.000%	3/1/32	1,095	1,121
	Pearland TX GO	4.000%	3/1/33	910	930
[8]	Pearland TX GO	5.000%	9/1/33	510	596
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	245
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	347
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,325
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,277
[21]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,640
[21]	Plano Independent School District GO	4.000%	2/15/34	5,620	5,724
	Plano TX GO	5.000%	9/1/26	1,185	1,262
	Plano TX GO	5.000%	9/1/28	1,305	1,455
	Plano TX GO	3.200%	9/1/34	1,410	1,413
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/28	1,350	1,503

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/42	1,000	1,126
[21]	Prosper TX Independent School District GO	4.000%	2/15/38	1,580	1,651
[21]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,557
[21]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,169
[21]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,869
[21]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,151
[21]	Richardson Independent School District GO	5.000%	2/15/39	4,500	5,109
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/42	2,000	2,038
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,001
	San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24	2,580	2,584
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	540
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,055
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,860
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,289
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,282
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,273
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,056
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	1,017
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/46	1,500	1,632
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	137
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	1,002
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	940
	San Antonio TX GO	5.000%	2/1/26	1,000	1,023
[21]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,170
[21]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,243
[21]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,341
[21]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,559
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,499
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,435
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,312
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,058
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,777
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,553
[21]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	2,011
[21]	Sherman TX Independent School District GO	5.000%	2/15/28	270	297
	Smith County TX GO	5.000%	8/15/43	3,000	3,362
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,387
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/36	1,250	1,458
[21]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,215
[21]	Spring TX Independent School District GO	5.000%	2/1/28	1,690	1,861
[21]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,033
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[21]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,440
[21]	Spring TX Independent School District GO	4.000%	2/1/43	3,070	3,126
	Sugar Land TX GO	5.000%	2/15/26	510	533
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,039
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	1,000	1,122
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,454
	Tarrant County TX GO	5.000%	7/15/33	600	707
	Tarrant County TX GO	4.000%	7/15/41	1,000	1,024
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,846
[21]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,484
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	985	1,060
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	985	1,053
	Texas GO	5.000%	10/1/36	1,225	1,259
	Texas GO Prere.	5.000%	4/1/24	1,330	1,336
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	588
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	85	89
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,600
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	4,235	4,484
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	960	1,025
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,390	1,495
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/30	10,000	10,782
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/34	4,000	4,445
[5]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	930
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	3,111
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,075
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,024
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,012
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,223
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,019
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,093
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,089
[8]	Texas Public Finance Authority Revenue	5.250%	5/1/37	500	565

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/28	1,800	1,554
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,738
	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,980
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,554
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,099
	Texas Transportation Commission GO	5.000%	10/1/36	4,900	5,228
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,464
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,831
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	526
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,479
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,081
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,679
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,175
	Texas Water Development Board Revenue	4.000%	10/15/34	1,305	1,363
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,985
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,311
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,294
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,044
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,637
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,524
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	3,045	2,782
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/43	3,535	3,777
	Tomball TX Combination Tax GO	4.500%	2/15/42	1,290	1,355
[21]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	998
	Travis TX GO	5.000%	3/1/27	1,545	1,618
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,056
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	270
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,348
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/37	625	734
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/29	1,190	1,348
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,261
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,099
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,875
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,564
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,685
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,150
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,353
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	620
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	1,500	1,844
	University of Texas Permanent University Fund Revenue	5.000%	7/1/40	3,200	3,689
[21]	Waco TX Independent School District GO	4.000%	8/15/42	915	930
[8]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,334
[8]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	277
[21]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,308
	Williamson County TX GO	5.000%	2/15/28	2,000	2,199
					654,563
Utah (0.4%)
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,697
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,037
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,517
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,702
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/36	2,310	2,476
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,288
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/40	2,000	2,287
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,798
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	781
	Nebo UT School District GO	5.000%	7/1/28	5,000	5,568
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	822
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	928
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,095
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	1,000	1,154
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,032
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,326
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	161
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	134
	Weber School District UT GO	5.000%	6/15/26	1,050	1,111
					35,914
Vermont (0.0%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,201
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,055
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	948
	Vermont GO	4.000%	8/15/42	1,000	1,026
					4,230
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	45
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	116
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	385	391
					552
Virginia (0.6%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/31	1,000	1,112
	Arlington County VA GO	4.000%	8/1/39	1,195	1,247
[6]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	747
	Danville VA GO	4.000%	9/1/27	1,540	1,622

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,163
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,801
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/27	2,000	2,161
	Hampton Roads VA Transportation Accountability Commission Revenue ETM	5.000%	7/1/26	1,045	1,100
[6]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	238
[5]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/37	500	559
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	204
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	784
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,105
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,364
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,548
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,263
	Richmond VA Public Utility Revenue Prere.	5.000%	1/15/26	1,000	1,046
	Spotsylvania County VA Public Improvement GO	5.000%	1/15/25	1,150	1,176
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,128
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	609
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/30	1,000	1,025
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	429
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,257
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,458
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,000	1,195
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,129
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,219
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,484
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,194
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,325
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,821
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,147
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/36	5,035	5,983
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	490
Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	535
York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	387
				54,150
Washington (1.7%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	850
Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,219
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,264
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/36	1,000	1,193
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,614
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,677
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	7,441
Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,058
Grant County Public Hospital District No. 1 GO	5.500%	12/1/41	2,605	2,849
Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,470
King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,119
King County WA GO	4.000%	12/1/32	1,500	1,534
King County WA GO	4.000%	12/1/34	2,150	2,182
King County WA Housing Authority Revenue	4.500%	1/1/40	1,000	1,046
King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	812
King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	1,034
Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/41	3,275	3,351
Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,792
Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,151
Seattle WA Ltd Tax GO	5.000%	11/1/27	2,180	2,389
Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,128
Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,026
Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,221
University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,516
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,185
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,087
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,022
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,245	1,356
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,518
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/40	2,630	2,895
Washington GO	5.000%	8/1/26	5,105	5,428
Washington GO	5.000%	8/1/27	1,000	1,034
Washington GO	5.000%	8/1/27	2,745	2,995
Washington GO	4.000%	7/1/28	5,000	5,345
Washington GO	5.000%	7/1/28	2,000	2,042
Washington GO	5.000%	8/1/28	2,185	2,438
Washington GO	5.000%	7/1/30	1,100	1,122

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	7/1/32	1,250	1,274
	Washington GO	5.000%	8/1/34	1,750	1,801
	Washington GO	5.000%	2/1/35	5,000	5,331
	Washington GO	5.000%	8/1/35	1,000	1,075
	Washington GO	5.000%	8/1/36	2,150	2,361
	Washington GO	5.000%	8/1/38	2,070	2,250
	Washington GO	5.000%	2/1/39	2,000	2,181
	Washington GO	5.000%	8/1/42	5,015	5,677
	Washington GO	5.000%	8/1/43	2,000	2,145
	Washington GO	5.000%	8/1/43	1,460	1,612
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,795
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,915
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,690	1,822
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,001
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,555
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,057
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,058
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,045
	Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,783
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	736
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	952
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	4,006
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	274
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	929
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	5,076
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	5,954	5,678
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/37	1,998	1,805
[6]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/33	740	817
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,759
	Whitman County WA School District No. 267 Pullman GO	5.000%	12/1/29	715	817
					155,870
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,262
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,584
	West Virginia GO	5.000%	12/1/35	1,000	1,095
	West Virginia GO	5.000%	6/1/36	1,000	1,091
	West Virginia GO	5.000%	6/1/38	2,500	2,753
	West Virginia GO	5.000%	12/1/43	3,920	4,259
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,390
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,436
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	865	894
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/34	1,180	1,212
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/43	1,000	1,120
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	930
					19,026
Wisconsin (0.7%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,857
	Madison WI GO	4.000%	10/1/26	1,500	1,560
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,003
[8]	Milwaukee WI GO	5.000%	4/1/27	1,000	1,063
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,213
	Oshkosh WI GO	4.250%	6/1/41	1,000	1,041
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	319
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,103
	Public Finance Authority Revenue PUT	4.000%	7/1/26	1,600	1,585
[6]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	355
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	1,001
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,186
[8]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,174
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,381
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	711
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	4,001
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	854
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	662
	Wisconsin GO	5.000%	5/1/24	1,000	1,007
	Wisconsin GO	4.000%	5/1/33	1,665	1,739
	Wisconsin GO	5.000%	5/1/34	3,880	4,296
	Wisconsin GO	5.000%	5/1/36	5,000	6,005
	Wisconsin GO	5.000%	5/1/38	1,740	1,845
[6]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,018
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/38	2,245	2,301
[3]	Wisconsin Health & Educational Facilities Authority Revenue VRDO	3.950%	1/2/24	1,500	1,500
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,148
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,050
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,128
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,566

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,345
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,672
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	658
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	2,012
Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,041
Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	350
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,608
Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	1,365	1,371
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	768
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	799
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,120
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	985
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	368
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	267
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	402
Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,783
				67,221
Wyoming (0.0%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	137
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	185	198
[8]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,074
					1,409
Total Tax-Exempt Municipal Bonds (Cost $4,692,463)					4,670,527
Total Investments (99.5%) (Cost $6,163,466)					8,976,786
Other Assets and Liabilities—Net (0.5%)					42,179
Net Assets (100%)					9,018,965
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $132,421,000, representing 1.5% of net assets.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Step bond.
14	Securities with a value of $289,000 have been segregated as initial margin for open futures contracts.
15	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
16	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
17	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
18	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
19	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
20	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
21	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	70	14,414	143
5-Year U.S. Treasury Note	March 2024	209	22,733	502
E-mini S&P 500 Index	March 2024	62	14,942	172
				817

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(41)	(5,477)	(530)
				287

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,138,932)	8,951,638
Affiliated Issuers (Cost $24,534)	25,148
Total Investments in Securities	8,976,786
Investment in Vanguard	287
Cash	4,900
Cash Collateral Pledged—Futures Contracts	740
Receivables for Investment Securities Sold	43
Receivables for Accrued Income	57,441
Receivables for Capital Shares Issued	7,452
Variation Margin Receivable—Futures Contracts	333
Total Assets	9,047,982
Liabilities
Payables for Investment Securities Purchased	22,706
Payables for Capital Shares Redeemed	5,934
Payables to Vanguard	354
Variation Margin Payable—Futures Contracts	23
Total Liabilities	29,017
Net Assets	9,018,965
At December 31, 2023, net assets consisted of:

Paid-in Capital	6,421,861
Total Distributable Earnings (Loss)	2,597,104
Net Assets	9,018,965

Net Assets
Applicable to 218,958,335 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,018,965
Net Asset Value Per Share	$41.19

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1,2]	58,638
Interest	122,853
Total Income	181,491
Expenses
The Vanguard Group—Note B
Investment Advisory Services	158
Management and Administrative	6,780
Marketing and Distribution	384
Custodian Fees	27
Auditing Fees	30
Shareholders’ Reports	73
Trustees’ Fees and Expenses	5
Other Expenses	17
Total Expenses	7,474
Net Investment Income	174,017
Realized Net Gain (Loss)
Investment Securities Sold[1]	(42,746)
Futures Contracts	7,110
Realized Net Gain (Loss)	(35,636)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,064,639
Futures Contracts	1,322
Change in Unrealized Appreciation (Depreciation)	1,065,961
Net Increase (Decrease) in Net Assets Resulting from Operations	1,204,342
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $1,065,000, ($890,000), and $437,000, respectively. Purchases and sales were $158,658,000 and $142,955,000, respectively.
2	Dividends are net of foreign withholding taxes of $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	174,017	142,431
Realized Net Gain (Loss)	(35,636)	(111,796)
Change in Unrealized Appreciation (Depreciation)	1,065,961	(1,171,271)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,204,342	(1,140,636)
Distributions
Total Distributions	(172,284)	(142,355)
Capital Share Transactions
Issued	980,337	1,244,824
Issued in Lieu of Cash Distributions	141,689	116,995
Redeemed	(864,033)	(1,165,577)
Net Increase (Decrease) from Capital Share Transactions	257,993	196,242
Total Increase (Decrease)	1,290,051	(1,086,749)
Net Assets
Beginning of Period	7,728,914	8,815,663
End of Period	9,018,965	7,728,914

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$36.39	$42.43	$38.06	$34.25	$29.65
Investment Operations
Net Investment Income[1]	.808	.673	.620	.658	.701
Net Realized and Unrealized Gain (Loss) on Investments	4.790	(6.040)	4.335	3.808	4.603
Total from Investment Operations	5.598	(5.367)	4.955	4.466	5.304
Distributions
Dividends from Net Investment Income[2]	(.798)	(.673)	(.585)	(.656)	(.704)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.798)	(.673)	(.585)	(.656)	(.704)
Net Asset Value, End of Period	$41.19	$36.39	$42.43	$38.06	$34.25
Total Return[3]	15.53%	-12.66%	13.10%	13.30%	18.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,019	$7,729	$8,816	$6,859	$5,809
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.09%	1.78%	1.53%	1.90%	2.16%
Portfolio Turnover Rate	23%	22%[4]	6%[4]	20%[4]	12%[4]
1	Calculated based on average shares outstanding.
2	For tax purposes, nontaxable dividends represent 68%, 63%, 63%, 62%, and 61% of dividends from net investment income.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

Tax-Managed Balanced Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $287,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Balanced Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,306,259	—	—	4,306,259
Tax-Exempt Municipal Bonds	—	4,670,527	—	4,670,527
Total	4,306,259	4,670,527	—	8,976,786

Derivative Financial Instruments
Assets
Futures Contracts[1]	817	—	—	817
Liabilities
Futures Contracts[1]	530	—	—	530
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,623
Undistributed Ordinary Income	865
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,814,569
Capital Loss Carryforwards	(219,953)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,597,104
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	116,969	90,007
Ordinary Income*	55,315	52,348
Long-Term Capital Gains	—	—
Total	172,284	142,355
*	Includes short-term capital gains, if any.

Tax-Managed Balanced Fund
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,162,217
Gross Unrealized Appreciation	2,915,370
Gross Unrealized Depreciation	(100,801)
Net Unrealized Appreciation (Depreciation)	2,814,569
E.  During the year ended December 31, 2023, the fund purchased $2,225,568,000 of investment securities and sold $1,857,658,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $123,605,000 and sales were $170,320,000, resulting in net realized gain of $1,340,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2023 Shares (000)	2022 Shares (000)
Issued	25,347	32,460
Issued in Lieu of Cash Distributions	3,642	3,174
Redeemed	(22,438)	(31,005)
Net Increase (Decrease) in Shares Outstanding	6,551	4,629
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Capital Appreciation Fund Admiral Shares	26.64%	15.66%	11.93%	$30,852
Russell 1000 Index	26.53	15.52	11.80	30,522
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Tax-Managed Capital Appreciation Fund Institutional Shares	26.67%	15.69%	11.96%	$15,471,277
Russell 1000 Index	26.53	15.52	11.80	15,260,804
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990
See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund
Fund Allocation
As of December 31, 2023
Basic Materials	1.8%
Consumer Discretionary	14.9
Consumer Staples	4.8
Energy	4.0
Financials	10.4
Health Care	11.9
Industrials	13.2
Real Estate	2.8
Technology	32.0
Telecommunications	1.8
Utilities	2.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Capital Appreciation Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Basic Materials (1.8%)
	Linde plc	205,547	84,420
	Freeport-McMoRan Inc.	587,143	24,995
	Ecolab Inc.	113,298	22,473
	Air Products and Chemicals Inc.	63,253	17,319
	Fastenal Co.	261,986	16,969
	Celanese Corp. Class A	91,133	14,159
	Albemarle Corp.	97,961	14,153
	Southern Copper Corp.	151,825	13,068
	Newmont Corp.	314,138	13,002
	Nucor Corp.	73,100	12,722
	Reliance Steel & Aluminum Co.	44,502	12,446
	Alcoa Corp.	363,851	12,371
	LyondellBasell Industries NV Class A	122,525	11,650
	Mosaic Co.	259,163	9,260
	FMC Corp.	138,121	8,708
	Steel Dynamics Inc.	61,902	7,311
	Dow Inc.	121,066	6,639
*	Cleveland-Cliffs Inc.	242,507	4,952
	Element Solutions Inc.	178,298	4,126
*	RBC Bearings Inc.	12,972	3,696
	CF Industries Holdings Inc.	45,426	3,611
	International Flavors & Fragrances Inc.	41,799	3,384
	Scotts Miracle-Gro Co.	48,965	3,121
	Hexcel Corp.	34,752	2,563
	Westlake Corp.	18,022	2,522
	Eastman Chemical Co.	18,581	1,669
	Avery Dennison Corp.	7,027	1,421
	International Paper Co.	35,745	1,292
*	MP Materials Corp.	63,880	1,268
	United States Steel Corp.	24,784	1,206
	Royal Gold Inc.	7,388	894
	Ashland Inc.	2,950	249
	Sylvamo Corp.	3,516	173
	NewMarket Corp.	39	21
*	Valvoline Inc.	549	21
	Timken Co.	248	20
	Olin Corp.	307	16
	Chemours Co.	273	9
	Huntsman Corp.	376	9
			337,908
Consumer Discretionary (14.7%)
*	Amazon.com Inc.	3,790,932	575,994
*	Tesla Inc.	1,161,727	288,666
	Home Depot Inc.	401,901	139,279
	Costco Wholesale Corp.	187,416	123,710
	Walmart Inc.	601,663	94,852
*	Netflix Inc.	188,458	91,756
	McDonald's Corp.	277,959	82,418
	Walt Disney Co.	789,801	71,311
	Lowe's Cos. Inc.	281,040	62,545
*	Booking Holdings Inc.	15,001	53,212
*	Copart Inc.	1,059,800	51,930
*	Uber Technologies Inc.	826,441	50,884
	NIKE Inc. Class B	457,419	49,662
	Starbucks Corp.	477,271	45,823
		Shares	Market Value• ($000)
*	O'Reilly Automotive Inc.	42,777	40,642
	Marriott International Inc. Class A	177,639	40,059
	TJX Cos. Inc.	413,488	38,789
*	AutoZone Inc.	14,267	36,889
	DR Horton Inc.	216,890	32,963
	Ross Stores Inc.	206,421	28,567
*	Chipotle Mexican Grill Inc. Class A	10,692	24,452
*	NVR Inc.	3,473	24,313
	Target Corp.	161,353	22,980
	PulteGroup Inc.	218,687	22,573
*	Airbnb Inc. Class A	157,970	21,506
	General Motors Co.	576,445	20,706
	Lennar Corp. Class A	132,676	19,774
	Tempur Sealy International Inc.	387,514	19,752
*	Lululemon Athletica Inc.	37,140	18,989
	Yum! Brands Inc.	140,313	18,333
*	Dollar Tree Inc.	127,742	18,146
	Estee Lauder Cos. Inc. Class A	118,061	17,266
	Hilton Worldwide Holdings Inc.	85,474	15,564
	Electronic Arts Inc.	113,009	15,461
	eBay Inc.	348,246	15,190
*	Trade Desk Inc. Class A	204,010	14,681
*	Capri Holdings Ltd.	274,026	13,767
	PVH Corp.	111,051	13,562
*	Spotify Technology SA	68,431	12,859
	Dollar General Corp.	92,610	12,590
*	Royal Caribbean Cruises Ltd.	97,212	12,588
	Delta Air Lines Inc.	307,256	12,361
*	Take-Two Interactive Software Inc.	74,618	12,010
*	Warner Bros Discovery Inc.	1,025,390	11,669
*	AutoNation Inc.	76,111	11,430
	Darden Restaurants Inc.	69,471	11,414
*	CarMax Inc.	146,898	11,273
*	Live Nation Entertainment Inc.	119,200	11,157
*	ROBLOX Corp. Class A	238,783	10,917
*	Expedia Group Inc.	68,774	10,439
	Hyatt Hotels Corp. Class A	77,726	10,136
	Gentex Corp.	304,013	9,929
	Toll Brothers Inc.	95,872	9,855
*	Aptiv plc	106,195	9,528
	Interpublic Group of Cos. Inc.	260,110	8,490
	Southwest Airlines Co.	282,052	8,146
*	Ulta Beauty Inc.	16,005	7,842
	Las Vegas Sands Corp.	157,379	7,745
*	Coupang Inc.	459,276	7,436
*	MGM Resorts International	166,296	7,430
	Omnicom Group Inc.	83,383	7,213
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	6,444
*	Floor & Decor Holdings Inc. Class A	53,322	5,949
*	United Airlines Holdings Inc.	142,403	5,876
*	Rivian Automotive Inc. Class A	247,082	5,796
*	Burlington Stores Inc.	28,282	5,500
*	BJ's Wholesale Club Holdings Inc.	81,409	5,427
*	Deckers Outdoor Corp.	7,986	5,338
*	Norwegian Cruise Line Holdings Ltd.	265,895	5,328
*	American Airlines Group Inc.	356,238	4,895
	Tractor Supply Co.	22,460	4,830
*	Five Below Inc.	20,096	4,284

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Coty Inc. Class A	334,341	4,152
	BorgWarner Inc.	113,602	4,073
*	Skechers USA Inc. Class A	64,614	4,028
	Hasbro Inc.	77,134	3,938
*	DraftKings Inc. Class A	111,122	3,917
	Wynn Resorts Ltd.	42,329	3,857
	News Corp. Class A	153,012	3,756
	Fox Corp. Class A	123,624	3,668
*	Liberty Media Corp.-Liberty Formula One Class A	60,489	3,507
	Ralph Lauren Corp. Class A	24,166	3,485
	Lear Corp.	24,522	3,463
	Best Buy Co. Inc.	43,840	3,432
*	Liberty Media Corp.-Liberty SiriusXM	116,571	3,355
	New York Times Co. Class A	68,276	3,345
*	SiteOne Landscape Supply Inc.	20,508	3,333
	Vail Resorts Inc.	15,007	3,203
*	Planet Fitness Inc. Class A	40,472	2,954
	Sirius XM Holdings Inc.	530,118	2,900
	Pool Corp.	7,246	2,889
*	TripAdvisor Inc.	133,925	2,883
*	Bright Horizons Family Solutions Inc.	30,211	2,847
	LKQ Corp.	59,159	2,827
	U-Haul Holding Co. (XNYS)	39,075	2,752
*	Mattel Inc.	144,751	2,733
	Advance Auto Parts Inc.	44,269	2,702
*	Carnival Corp.	140,667	2,608
	RB Global Inc.	38,717	2,590
*	Caesars Entertainment Inc.	53,285	2,498
*	Grand Canyon Education Inc.	18,705	2,470
*	Ollie's Bargain Outlet Holdings Inc.	31,452	2,387
*	Lyft Inc. Class A	152,335	2,283
	Nexstar Media Group Inc. Class A	14,455	2,266
	Genuine Parts Co.	15,989	2,214
	Polaris Inc.	23,114	2,190
*	GameStop Corp. Class A	123,369	2,163
*	Liberty Media Corp.-Liberty SiriusXM Class A	71,554	2,056
	Harley-Davidson Inc.	54,931	2,024
	Domino's Pizza Inc.	4,900	2,020
	Paramount Global Class B	133,603	1,976
	Churchill Downs Inc.	14,559	1,964
*	Etsy Inc.	24,195	1,961
	Avis Budget Group Inc.	10,041	1,780
*	Liberty Media Corp.-Liberty Live Class C	46,770	1,749
*	Alaska Air Group Inc.	43,637	1,705
	TKO Group Holdings Inc. Class A	20,218	1,649
	Fox Corp. Class B	59,280	1,639
	Thor Industries Inc.	13,531	1,600
	Williams-Sonoma Inc.	7,893	1,593
	Lithia Motors Inc. Class A	4,830	1,590
	Lennar Corp. Class B	10,972	1,471
*	Madison Square Garden Sports Corp.	7,890	1,435
*	Lucid Group Inc.	323,493	1,362
	Aramark	46,461	1,306
	News Corp. Class B	50,143	1,290
*	Under Armour Inc. Class C	151,921	1,268
*	Liberty Media Corp.-Liberty Live Class A	34,301	1,254
	Carter's Inc.	15,864	1,188
	Rollins Inc.	26,651	1,164
	Ford Motor Co.	89,431	1,090
*	Wayfair Inc. Class A	15,694	968
*	Playtika Holding Corp.	105,131	917
*	Under Armour Inc. Class A	94,297	829
*	Hertz Global Holdings Inc.	78,842	819
*	Mister Car Wash Inc.	91,549	791
*	Victoria's Secret & Co.	29,192	775
	Phinia Inc.	22,720	688
*	YETI Holdings Inc.	13,095	678
		Shares	Market Value• ($000)
	Copa Holdings SA Class A	5,903	628
*	U-Haul Holding Co.	8,480	609
	Nordstrom Inc.	28,246	521
	Garmin Ltd.	3,130	402
*	Driven Brands Holdings Inc.	25,754	367
*	Penn Entertainment Inc.	13,132	342
*	Peloton Interactive Inc. Class A	55,956	341
*	RH	1,078	314
*	Cava Group Inc.	7,222	310
*	QuantumScape Corp. Class A	42,833	298
*	Crocs Inc.	3,148	294
	Service Corp. International	3,239	222
	Wendy's Co.	9,127	178
	Boyd Gaming Corp.	720	45
	Dick's Sporting Goods Inc.	200	29
	Choice Hotels International Inc.	227	26
	Penske Automotive Group Inc.	140	22
	Columbia Sportswear Co.	235	19
	Wyndham Hotels & Resorts Inc.	241	19
	Gap Inc.	674	14
	H&R Block Inc.	250	12
	Tapestry Inc.	268	10
	Marriott Vacations Worldwide Corp.	109	9
	Travel + Leisure Co.	213	8
	Whirlpool Corp.	49	6
	Leggett & Platt Inc.	188	5
			2,788,407
Consumer Staples (4.7%)
	Procter & Gamble Co.	995,689	145,908
	PepsiCo Inc.	557,663	94,714
	Coca-Cola Co.	1,448,534	85,362
	Philip Morris International Inc.	553,688	52,091
	Mondelez International Inc. Class A	593,003	42,951
	CVS Health Corp.	442,664	34,953
*	Monster Beverage Corp.	605,979	34,910
	McKesson Corp.	67,291	31,154
	Colgate-Palmolive Co.	371,028	29,575
	Cencora Inc.	108,183	22,219
	Constellation Brands Inc. Class A	79,903	19,317
	Kroger Co.	412,774	18,868
	Archer-Daniels-Midland Co.	232,468	16,789
	Church & Dwight Co. Inc.	170,662	16,138
	Hershey Co.	78,828	14,697
	Altria Group Inc.	355,660	14,347
	Corteva Inc.	285,638	13,688
	Kenvue Inc.	628,337	13,528
	Sysco Corp.	180,105	13,171
	Keurig Dr Pepper Inc.	363,913	12,126
	Kimberly-Clark Corp.	98,134	11,924
	McCormick & Co. Inc. (Non-Voting)	173,197	11,850
	General Mills Inc.	175,548	11,435
	Brown-Forman Corp. Class B	185,294	10,580
	Clorox Co.	69,726	9,942
	Tyson Foods Inc. Class A	161,658	8,689
	Lamb Weston Holdings Inc.	71,576	7,737
	Casey's General Stores Inc.	27,851	7,652
	Spectrum Brands Holdings Inc.	92,440	7,374
	Hormel Foods Corp.	209,953	6,742
*	US Foods Holding Corp.	144,093	6,543
*	Performance Food Group Co.	91,007	6,293
	Ingredion Inc.	55,014	5,971
	J M Smucker Co.	46,718	5,904
	Bunge Global SA	56,862	5,740
*	Darling Ingredients Inc.	105,389	5,253
*	Celsius Holdings Inc.	93,450	5,095
	Campbell Soup Co.	103,939	4,493
	Molson Coors Beverage Co. Class B	72,858	4,460

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Freshpet Inc.	49,275	4,275
*	Post Holdings Inc.	44,212	3,893
*	Boston Beer Co. Inc. Class A	8,986	3,106
	Kraft Heinz Co.	83,527	3,089
*	Grocery Outlet Holding Corp.	104,048	2,805
	WK Kellogg Co.	191,879	2,521
*	Pilgrim's Pride Corp.	89,820	2,484
	Kellanova	27,247	1,523
	Walgreens Boots Alliance Inc.	53,586	1,399
	Brown-Forman Corp. Class A	18,956	1,130
	Seaboard Corp.	111	396
	Flowers Foods Inc.	8,974	202
	Conagra Brands Inc.	4,077	117
	Reynolds Consumer Products Inc.	413	11
			897,134
Energy (3.9%)
	Exxon Mobil Corp.	1,621,417	162,109
	Chevron Corp.	745,570	111,209
	ConocoPhillips	515,928	59,884
	Occidental Petroleum Corp.	533,473	31,854
	Schlumberger NV	596,664	31,050
	EOG Resources Inc.	247,024	29,878
	Cheniere Energy Inc.	173,517	29,621
	Marathon Petroleum Corp.	193,281	28,675
	Devon Energy Corp.	503,073	22,789
	Phillips 66	160,889	21,421
	Pioneer Natural Resources Co.	91,866	20,659
	Valero Energy Corp.	155,896	20,267
	EQT Corp.	497,639	19,239
	Hess Corp.	118,201	17,040
	Halliburton Co.	395,337	14,291
	NOV Inc.	690,587	14,005
	Diamondback Energy Inc.	89,953	13,950
	Baker Hughes Co. Class A	397,451	13,585
	Williams Cos. Inc.	279,777	9,745
	Marathon Oil Corp.	390,226	9,428
	Coterra Energy Inc.	364,433	9,300
*	First Solar Inc.	50,632	8,723
	Targa Resources Corp.	91,406	7,940
*	Enphase Energy Inc.	56,247	7,432
	APA Corp.	206,479	7,408
	Texas Pacific Land Corp.	2,411	3,791
*	Southwestern Energy Co.	512,425	3,356
	Range Resources Corp.	108,753	3,310
	HF Sinclair Corp.	56,712	3,152
	Ovintiv Inc.	70,964	3,117
*	Antero Resources Corp.	134,495	3,050
	DT Midstream Inc.	40,621	2,226
	ONEOK Inc.	18,367	1,290
	Antero Midstream Corp.	96,938	1,215
*	Fluence Energy Inc.	15,959	381
	Vitesse Energy Inc.	11,247	246
*	ChargePoint Holdings Inc.	50,520	118
*	Plug Power Inc.	5,509	25
	Kinder Morgan Inc.	312	6
			746,785
Financials (10.4%)
*	Berkshire Hathaway Inc. Class B	774,051	276,073
	JPMorgan Chase & Co.	1,154,087	196,310
	Bank of America Corp.	3,083,888	103,835
	Wells Fargo & Co.	1,571,233	77,336
	Morgan Stanley	780,182	72,752
	S&P Global Inc.	136,371	60,074
	Goldman Sachs Group Inc.	131,448	50,709
	Charles Schwab Corp.	633,859	43,609
	Progressive Corp.	273,358	43,540
		Shares	Market Value• ($000)
	MSCI Inc. Class A	73,052	41,322
	Citigroup Inc.	778,874	40,065
	BlackRock Inc.	48,984	39,765
	Marsh & McLennan Cos. Inc.	185,643	35,174
	Aon plc Class A	119,279	34,713
	Chubb Ltd.	148,830	33,636
	Intercontinental Exchange Inc.	255,235	32,780
	Moody's Corp.	76,633	29,930
	Ameriprise Financial Inc.	78,718	29,899
	Aflac Inc.	302,125	24,925
	Brown & Brown Inc.	341,058	24,253
	CME Group Inc.	109,349	23,029
*	Arch Capital Group Ltd.	309,231	22,967
	American International Group Inc.	310,158	21,013
	Arthur J Gallagher & Co.	89,279	20,077
	Discover Financial Services	176,147	19,799
	Nasdaq Inc.	319,797	18,593
	KKR & Co. Inc.	222,095	18,401
	PNC Financial Services Group Inc.	116,652	18,064
	Travelers Cos. Inc.	94,766	18,052
	W R Berkley Corp.	239,930	16,968
	US Bancorp	389,971	16,878
	Allstate Corp.	108,743	15,222
	Prudential Financial Inc.	140,884	14,611
	Raymond James Financial Inc.	129,707	14,462
*	Coinbase Global Inc. Class A	76,480	13,301
	Assurant Inc.	76,527	12,894
	Popular Inc.	153,668	12,612
	Truist Financial Corp.	340,772	12,581
	Globe Life Inc.	102,186	12,438
	SLM Corp.	646,586	12,363
	Broadridge Financial Solutions Inc.	57,129	11,754
	Apollo Global Management Inc.	125,719	11,716
	State Street Corp.	146,577	11,354
	Blackstone Inc.	84,743	11,095
	Fifth Third Bancorp	314,536	10,848
	MetLife Inc.	160,593	10,620
*	Markel Group Inc.	7,439	10,563
	T. Rowe Price Group Inc.	90,620	9,759
	East West Bancorp Inc.	134,007	9,642
	M&T Bank Corp.	69,907	9,583
	Reinsurance Group of America Inc.	59,104	9,562
	Commerce Bancshares Inc.	166,524	8,894
*	NU Holdings Ltd. Class A	1,039,346	8,658
	Principal Financial Group Inc.	109,328	8,601
	Bank of New York Mellon Corp.	154,389	8,036
	White Mountains Insurance Group Ltd.	5,215	7,849
	SEI Investments Co.	122,255	7,769
	FactSet Research Systems Inc.	16,164	7,711
	Zions Bancorp NA	171,375	7,518
	Willis Towers Watson plc	31,075	7,495
	Voya Financial Inc.	97,876	7,141
	Loews Corp.	97,510	6,786
	Citizens Financial Group Inc.	203,567	6,746
	First Citizens BancShares Inc. Class A	4,710	6,683
*	Brighthouse Financial Inc.	123,132	6,516
	LPL Financial Holdings Inc.	27,341	6,223
	KeyCorp	411,095	5,920
	Hanover Insurance Group Inc.	48,707	5,914
	Hartford Financial Services Group Inc.	71,498	5,747
	Wintrust Financial Corp.	61,743	5,727
	Cullen/Frost Bankers Inc.	46,483	5,043
	Interactive Brokers Group Inc. Class A	55,424	4,595
*	SoFi Technologies Inc.	435,600	4,334
	MGIC Investment Corp.	202,775	3,912
	Huntington Bancshares Inc.	295,471	3,758
	Webster Financial Corp.	73,560	3,734

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	RenaissanceRe Holdings Ltd.	18,039	3,536
	American Financial Group Inc.	29,602	3,519
	Jefferies Financial Group Inc.	86,956	3,514
	BOK Financial Corp.	38,778	3,321
	MarketAxess Holdings Inc.	9,103	2,666
	CNA Financial Corp.	62,286	2,635
	Pinnacle Financial Partners Inc.	29,964	2,613
	Stifel Financial Corp.	37,286	2,578
	Morningstar Inc.	8,784	2,514
*	Credit Acceptance Corp.	4,676	2,491
	Northern Trust Corp.	29,195	2,463
	Cboe Global Markets Inc.	11,618	2,075
	First Horizon Corp.	139,824	1,980
	FNB Corp.	141,348	1,946
	Lincoln National Corp.	71,718	1,934
	Affiliated Managers Group Inc.	11,087	1,679
	Everest Group Ltd.	4,732	1,673
*	Rocket Cos. Inc. Class A	106,677	1,545
	Fidelity National Financial Inc.	29,762	1,518
	Western Alliance Bancorp	22,469	1,478
	Tradeweb Markets Inc. Class A	15,134	1,375
	Primerica Inc.	6,531	1,344
	Ally Financial Inc.	38,372	1,340
	Assured Guaranty Ltd.	13,487	1,009
	Lazard Ltd. Class A	18,791	654
*	Robinhood Markets Inc. Class A	44,574	568
	New York Community Bancorp Inc.	50,648	518
*	Ryan Specialty Holdings Inc. Class A	6,435	277
	Kemper Corp.	4,492	219
	Erie Indemnity Co. Class A	316	106
	F&G Annuities & Life Inc.	2,023	93
	Corebridge Financial Inc.	2,779	60
	Evercore Inc. Class A	113	19
	Ares Management Corp. Class A	140	17
	Bank OZK	264	13
	Cincinnati Financial Corp.	125	13
	Unum Group	264	12
	First American Financial Corp.	166	11
	Old Republic International Corp.	371	11
	Prosperity Bancshares Inc.	163	11
	Axis Capital Holdings Ltd.	190	11
	Carlyle Group Inc.	269	11
	Regions Financial Corp.	466	9
	Synovus Financial Corp.	234	9
	Franklin Resources Inc.	280	8
	Invesco Ltd.	453	8
	First Hawaiian Inc.	319	7
	Virtu Financial Inc. Class A	339	7
	Columbia Banking System Inc.	232	6
	Janus Henderson Group plc	213	6
			1,958,261
Health Care (11.8%)
	Eli Lilly & Co.	350,302	204,198
	UnitedHealth Group Inc.	385,951	203,192
	Johnson & Johnson	917,275	143,774
	Merck & Co. Inc.	982,793	107,144
	AbbVie Inc.	626,702	97,120
	Thermo Fisher Scientific Inc.	155,650	82,617
	Abbott Laboratories	693,260	76,307
	Amgen Inc.	236,310	68,062
	Pfizer Inc.	2,097,770	60,395
	Danaher Corp.	259,597	60,055
*	Intuitive Surgical Inc.	145,826	49,196
	Zoetis Inc. Class A	245,316	48,418
	Elevance Health Inc.	101,321	47,779
*	Vertex Pharmaceuticals Inc.	117,029	47,618
	Cigna Group	156,932	46,993
		Shares	Market Value• ($000)
	Bristol-Myers Squibb Co.	892,947	45,817
*	Boston Scientific Corp.	752,639	43,510
*	Regeneron Pharmaceuticals Inc.	44,487	39,072
	Medtronic plc	472,509	38,925
	Stryker Corp.	125,199	37,492
	Gilead Sciences Inc.	454,489	36,818
	Becton Dickinson & Co.	124,469	30,349
	Humana Inc.	62,904	28,798
	Agilent Technologies Inc.	201,648	28,035
	HCA Healthcare Inc.	85,223	23,068
*	Edwards Lifesciences Corp.	252,493	19,253
*	IDEXX Laboratories Inc.	33,737	18,726
*	Dexcom Inc.	147,899	18,353
*	Biogen Inc.	69,832	18,070
*	Charles River Laboratories International Inc.	76,292	18,035
*	IQVIA Holdings Inc.	76,161	17,622
*	Centene Corp.	235,154	17,451
	Cooper Cos. Inc.	40,909	15,482
	Laboratory Corp. of America Holdings	66,721	15,165
	Cardinal Health Inc.	137,780	13,888
	Bio-Techne Corp.	179,780	13,872
*	Moderna Inc.	134,056	13,332
	Bruker Corp.	164,181	12,064
	GE HealthCare Technologies Inc.	151,457	11,711
	Zimmer Biomet Holdings Inc.	95,477	11,620
	Revvity Inc.	106,266	11,616
*	Alnylam Pharmaceuticals Inc.	57,833	11,070
*	Veeva Systems Inc. Class A	55,146	10,617
*	QIAGEN NV	237,140	10,299
*	Hologic Inc.	135,866	9,708
	Quest Diagnostics Inc.	69,413	9,571
*	Henry Schein Inc.	125,538	9,504
*	Molina Healthcare Inc.	25,632	9,261
	Teleflex Inc.	36,695	9,150
	Universal Health Services Inc. Class B	59,942	9,138
*	Illumina Inc.	63,723	8,873
*	ICON plc	31,078	8,797
	ResMed Inc.	45,887	7,893
*	Align Technology Inc.	28,518	7,814
*	BioMarin Pharmaceutical Inc.	75,166	7,248
	Baxter International Inc.	176,974	6,842
	STERIS plc	31,012	6,818
	West Pharmaceutical Services Inc.	17,994	6,336
*	Avantor Inc.	267,339	6,103
*	Incyte Corp.	96,150	6,037
*	Insulet Corp.	27,682	6,006
*	Exact Sciences Corp.	77,836	5,758
*	United Therapeutics Corp.	23,805	5,234
*	Ionis Pharmaceuticals Inc.	95,957	4,854
*	Sarepta Therapeutics Inc.	49,506	4,774
*	Penumbra Inc.	18,571	4,671
*	Neurocrine Biosciences Inc.	32,932	4,339
*	Bio-Rad Laboratories Inc. Class A	12,885	4,160
*	Repligen Corp.	23,004	4,136
*	Acadia Healthcare Co. Inc.	51,806	4,028
*	Karuna Therapeutics Inc.	12,649	4,004
*	DaVita Inc.	36,758	3,851
*	Tenet Healthcare Corp.	50,862	3,844
*	Exelixis Inc.	150,917	3,621
*	Natera Inc.	53,259	3,336
	DENTSPLY SIRONA Inc.	89,184	3,174
*	Jazz Pharmaceuticals plc	25,276	3,109
*	Catalent Inc.	66,875	3,005
*	Fortrea Holdings Inc.	80,501	2,809
*	Elanco Animal Health Inc.	176,019	2,623
*	Shockwave Medical Inc.	13,364	2,547
*	Masimo Corp.	20,256	2,374

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Azenta Inc.	36,109	2,352
*	Apellis Pharmaceuticals Inc.	38,288	2,292
	Viatris Inc.	206,750	2,239
*	Inspire Medical Systems Inc.	10,733	2,183
*	Ultragenyx Pharmaceutical Inc.	41,476	1,983
*	QuidelOrtho Corp.	25,878	1,907
*	Envista Holdings Corp.	76,814	1,848
*	Integra LifeSciences Holdings Corp.	40,994	1,785
*	Teladoc Health Inc.	80,678	1,739
*	Amedisys Inc.	17,685	1,681
*	Globus Medical Inc. Class A	30,413	1,621
*	Enovis Corp.	28,715	1,609
	Encompass Health Corp.	21,067	1,406
	Royalty Pharma plc Class A	49,228	1,383
	Organon & Co.	87,914	1,268
	Chemed Corp.	1,985	1,161
*	Ginkgo Bioworks Holdings Inc. Class A	579,049	979
*	agilon health Inc.	77,134	968
*	Zimvie Inc.	49,062	871
*	Mirati Therapeutics Inc.	13,856	814
*	ICU Medical Inc.	7,728	771
	Premier Inc. Class A	23,831	533
*	Sotera Health Co.	28,426	479
*	Certara Inc.	26,232	461
*	10X Genomics Inc. Class A	5,356	300
*	Medpace Holdings Inc.	947	290
*	Doximity Inc. Class A	9,884	277
*	Roivant Sciences Ltd.	22,945	258
*	R1 RCM Inc.	18,057	191
	Perrigo Co. plc	4,469	144
*	Tandem Diabetes Care Inc.	1,826	54
*	Maravai LifeSciences Holdings Inc. Class A	3,556	23
			2,224,218
Industrials (13.1%)
	Visa Inc. Class A	683,104	177,846
	Mastercard Inc. Class A	355,268	151,525
	Accenture plc Class A	258,904	90,852
	Union Pacific Corp.	254,904	62,609
*	Boeing Co.	233,628	60,897
	General Electric Co.	454,373	57,992
	Caterpillar Inc.	169,239	50,039
	American Express Co.	260,066	48,721
	Honeywell International Inc.	229,942	48,221
	Old Dominion Freight Line Inc.	106,305	43,089
*	Fiserv Inc.	316,479	42,041
	TransDigm Group Inc.	41,082	41,559
	Cintas Corp.	65,348	39,383
	Sherwin-Williams Co.	123,560	38,538
	RTX Corp.	457,310	38,478
	Deere & Co.	95,500	38,188
	United Parcel Service Inc. Class B	230,234	36,200
	Illinois Tool Works Inc.	133,372	34,935
	CSX Corp.	943,154	32,699
	Northrop Grumman Corp.	67,694	31,690
	Verisk Analytics Inc. Class A	132,233	31,585
	Eaton Corp. plc	129,381	31,158
*	PayPal Holdings Inc.	489,994	30,091
	Parker-Hannifin Corp.	64,817	29,861
	General Dynamics Corp.	110,221	28,621
	Norfolk Southern Corp.	116,015	27,424
	FedEx Corp.	107,576	27,213
	Global Payments Inc.	213,540	27,120
	Automatic Data Processing Inc.	115,159	26,829
*	Mettler-Toledo International Inc.	21,779	26,417
	Lockheed Martin Corp.	56,668	25,684
	AMETEK Inc.	151,988	25,061
	Martin Marietta Materials Inc.	46,278	23,089
		Shares	Market Value• ($000)
	PACCAR Inc.	217,746	21,263
	3M Co.	192,318	21,024
*	Waters Corp.	63,290	20,837
*	Keysight Technologies Inc.	126,368	20,104
	Vulcan Materials Co.	87,751	19,920
	WW Grainger Inc.	22,697	18,809
*	Block Inc. Class A	238,287	18,431
	Jacobs Solutions Inc.	140,325	18,214
	Eagle Materials Inc.	87,864	17,822
	Equifax Inc.	71,898	17,780
	Carrier Global Corp.	307,603	17,672
	Carlisle Cos. Inc.	56,053	17,513
	Lennox International Inc.	38,471	17,217
	IDEX Corp.	76,994	16,716
	Expeditors International of Washington Inc.	131,032	16,667
	L3Harris Technologies Inc.	78,249	16,481
	Emerson Electric Co.	161,076	15,678
	JB Hunt Transport Services Inc.	77,704	15,521
	Landstar System Inc.	77,810	15,068
	Owens Corning	100,139	14,844
	Fidelity National Information Services Inc.	244,766	14,703
	United Rentals Inc.	24,859	14,255
	Otis Worldwide Corp.	154,499	13,823
	Quanta Services Inc.	63,452	13,693
	Toro Co.	140,216	13,459
	Capital One Financial Corp.	101,944	13,367
	Trane Technologies plc	53,740	13,107
	AGCO Corp.	104,696	12,711
	Crown Holdings Inc.	137,555	12,667
	Cummins Inc.	51,256	12,279
	Ball Corp.	211,487	12,165
	DuPont de Nemours Inc.	153,582	11,815
	Textron Inc.	138,654	11,151
	Huntington Ingalls Industries Inc.	42,737	11,096
	BWX Technologies Inc.	144,342	11,075
	Fortive Corp.	148,709	10,949
*	Zebra Technologies Corp. Class A	38,549	10,537
	Xylem Inc.	89,582	10,245
	Ingersoll Rand Inc.	127,975	9,898
*	Teledyne Technologies Inc.	21,521	9,605
	Westinghouse Air Brake Technologies Corp.	72,508	9,201
*	Builders FirstSource Inc.	54,216	9,051
	Armstrong World Industries Inc.	91,138	8,961
*	FleetCor Technologies Inc.	31,032	8,770
	Oshkosh Corp.	79,990	8,672
	Graco Inc.	99,359	8,620
	Rockwell Automation Inc.	27,534	8,549
	Jack Henry & Associates Inc.	51,317	8,386
	ITT Inc.	69,239	8,262
	Robert Half Inc.	91,429	8,038
*	Fair Isaac Corp.	6,737	7,842
	Synchrony Financial	203,945	7,789
*	Axon Enterprise Inc.	29,285	7,565
	Veralto Corp.	90,032	7,406
	PPG Industries Inc.	46,985	7,027
	Genpact Ltd.	194,732	6,759
	Donaldson Co. Inc.	101,876	6,658
	Johnson Controls International plc	110,027	6,342
	Dover Corp.	40,038	6,158
	Valmont Industries Inc.	26,229	6,125
	Howmet Aerospace Inc.	108,701	5,883
*	Saia Inc.	11,725	5,138
	HEICO Corp.	28,466	5,092
	Paychex Inc.	40,215	4,790
	Packaging Corp. of America	27,608	4,498
*	XPO Inc.	51,261	4,490
*	Affirm Holdings Inc. Class A	87,707	4,310

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	EMCOR Group Inc.	19,710	4,246
	MSC Industrial Direct Co. Inc. Class A	41,833	4,236
	ManpowerGroup Inc.	52,638	4,183
*	Trex Co. Inc.	49,832	4,126
*	WillScot Mobile Mini Holdings Corp.	92,628	4,122
	AECOM	42,351	3,914
*	Trimble Inc.	72,177	3,840
*	Axalta Coating Systems Ltd.	109,313	3,713
	Allison Transmission Holdings Inc.	63,742	3,707
	Tetra Tech Inc.	22,037	3,679
	Advanced Drainage Systems Inc.	26,160	3,679
*	Generac Holdings Inc.	28,341	3,663
	Flowserve Corp.	88,132	3,633
*	Mohawk Industries Inc.	34,649	3,586
	Curtiss-Wright Corp.	16,014	3,568
	Berry Global Group Inc.	52,116	3,512
	Woodward Inc.	24,846	3,382
	Sealed Air Corp.	92,139	3,365
	WESCO International Inc.	18,606	3,235
*	Paylocity Holding Corp.	19,019	3,135
*	GXO Logistics Inc.	49,423	3,023
	CH Robinson Worldwide Inc.	34,925	3,017
	Stanley Black & Decker Inc.	29,402	2,884
*	BILL Holdings Inc.	32,369	2,641
*	TopBuild Corp.	6,987	2,615
*	Euronet Worldwide Inc.	25,337	2,571
*	FTI Consulting Inc.	12,884	2,566
	Nordson Corp.	9,571	2,528
	Crane Co.	20,174	2,383
*	WEX Inc.	11,991	2,333
*	Shift4 Payments Inc. Class A	30,365	2,257
*	Middleby Corp.	15,011	2,209
*	MasTec Inc.	28,849	2,184
	Vontier Corp.	59,035	2,040
*	AZEK Co. Inc. Class A	53,067	2,030
*	Spirit AeroSystems Holdings Inc. Class A	59,896	1,903
*	Knife River Corp.	28,170	1,864
	Esab Corp.	21,096	1,827
*	Kirby Corp.	23,122	1,815
	Acuity Brands Inc.	8,642	1,770
	Hubbell Inc. Class B	5,281	1,737
	Sensata Technologies Holding plc	45,484	1,709
	MDU Resources Group Inc.	80,878	1,601
	Allegion plc	12,560	1,591
	Pentair plc	21,676	1,576
	Lincoln Electric Holdings Inc.	6,990	1,520
	Fortune Brands Innovations Inc.	19,846	1,511
	Regal Rexnord Corp.	9,368	1,387
*	NCR Atleos Corp.	55,897	1,358
	nVent Electric plc	22,427	1,325
	TransUnion	18,646	1,281
	A O Smith Corp.	15,254	1,258
	Cognex Corp.	29,135	1,216
	Knight-Swift Transportation Holdings Inc. Class A	20,258	1,168
	Booz Allen Hamilton Holding Corp. Class A	8,916	1,140
	MSA Safety Inc.	6,608	1,116
*	Mercury Systems Inc.	30,070	1,100
	Vestis Corp.	40,556	857
	Graphic Packaging Holding Co.	33,842	834
*	Gates Industrial Corp. plc	55,612	746
	RPM International Inc.	5,644	630
	MKS Instruments Inc.	5,873	604
	Silgan Holdings Inc.	11,464	519
	Littelfuse Inc.	1,812	485
*	Core & Main Inc. Class A	11,478	464
	AptarGroup Inc.	3,262	403
	Brunswick Corp.	3,917	379
		Shares	Market Value• ($000)
*	RXO Inc.	15,723	366
*	Hayward Holdings Inc.	23,777	323
*	Masterbrand Inc.	21,413	318
	CNH Industrial NV	16,031	195
	Sonoco Products Co.	2,778	155
	HEICO Corp. Class A	992	141
	Schneider National Inc. Class B	995	25
	Louisiana-Pacific Corp.	303	21
	Watsco Inc.	47	20
	Masco Corp.	287	19
	Air Lease Corp. Class A	423	18
	Snap-on Inc.	60	17
	Ryder System Inc.	128	15
	Westrock Co.	333	14
	ADT Inc.	2,106	14
	Crane NXT Co.	164	9
	Amcor plc	685	7
	Western Union Co.	339	4
*,1	GCI Liberty Inc.	58,613	—
			2,468,398
Real Estate (2.8%)
	Prologis Inc.	403,489	53,785
	American Tower Corp.	205,690	44,404
	Equinix Inc.	39,638	31,924
	SBA Communications Corp. Class A	104,615	26,540
*	CBRE Group Inc. Class A	266,615	24,819
	Public Storage	66,240	20,203
	Welltower Inc.	210,933	19,020
	Crown Castle Inc.	164,987	19,005
*	CoStar Group Inc.	194,245	16,975
	Extra Space Storage Inc.	105,773	16,959
	Digital Realty Trust Inc.	110,826	14,915
	Equity LifeStyle Properties Inc.	192,195	13,557
	Weyerhaeuser Co.	354,822	12,337
	American Homes 4 Rent Class A	342,614	12,320
	AvalonBay Communities Inc.	62,823	11,762
	Simon Property Group Inc.	82,364	11,748
	VICI Properties Inc. Class A	348,140	11,099
	Invitation Homes Inc.	301,513	10,285
	Realty Income Corp.	177,321	10,182
*	Jones Lang LaSalle Inc.	50,679	9,572
	Alexandria Real Estate Equities Inc.	70,540	8,942
	Equity Residential	146,175	8,940
	Ventas Inc.	168,878	8,417
	Mid-America Apartment Communities Inc.	62,574	8,414
	Essex Property Trust Inc.	32,068	7,951
	Sun Communities Inc.	52,146	6,969
*	Howard Hughes Holdings Inc.	76,106	6,511
*	Zillow Group Inc. Class C	108,338	6,268
	Host Hotels & Resorts Inc.	299,986	5,841
	Lamar Advertising Co. Class A	49,778	5,290
*	Zillow Group Inc. Class A	91,767	5,205
	Rexford Industrial Realty Inc.	87,828	4,927
	EastGroup Properties Inc.	26,627	4,887
	Americold Realty Trust Inc.	157,485	4,767
	Vornado Realty Trust	167,394	4,729
	UDR Inc.	116,501	4,461
	Camden Property Trust	43,841	4,353
	First Industrial Realty Trust Inc.	82,530	4,347
	Kimco Realty Corp.	183,756	3,916
	CubeSmart	76,750	3,557
	Park Hotels & Resorts Inc.	144,355	2,209
	Apartment Income REIT Corp. Class A	62,841	2,182
	Rayonier Inc.	62,009	2,072
	Iron Mountain Inc.	23,721	1,660
	EPR Properties	30,812	1,493
	Cousins Properties Inc.	58,986	1,436

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Federal Realty Investment Trust	8,239	849
	Douglas Emmett Inc.	5,620	82
	Regency Centers Corp.	135	9
	Brixmor Property Group Inc.	356	8
	NNN REIT Inc.	158	7
	Gaming & Leisure Properties Inc.	124	6
	Healthpeak Properties Inc.	291	6
	Spirit Realty Capital Inc.	144	6
	Omega Healthcare Investors Inc.	127	4
			522,132
Technology (31.8%)
	Apple Inc.	6,305,598	1,214,017
	Microsoft Corp.	3,147,464	1,183,572
	NVIDIA Corp.	1,004,904	497,649
*	Alphabet Inc. Class A	2,544,544	355,447
*	Meta Platforms Inc. Class A	947,619	335,419
*	Alphabet Inc. Class C	2,164,034	304,977
	Broadcom Inc.	147,518	164,667
*	Adobe Inc.	197,259	117,685
*	Salesforce Inc.	401,975	105,776
*	Advanced Micro Devices Inc.	666,448	98,241
	Applied Materials Inc.	482,341	78,173
	Intel Corp.	1,551,541	77,965
	Intuit Inc.	123,342	77,092
*	Cadence Design Systems Inc.	272,735	74,285
	Oracle Corp.	657,786	69,350
*	Synopsys Inc.	133,608	68,796
	Lam Research Corp.	84,650	66,303
	QUALCOMM Inc.	456,665	66,047
	Texas Instruments Inc.	356,982	60,851
*	ServiceNow Inc.	80,960	57,197
	KLA Corp.	90,136	52,396
	International Business Machines Corp.	263,114	43,032
*	Palo Alto Networks Inc.	121,042	35,693
	Analog Devices Inc.	179,001	35,542
	Micron Technology Inc.	414,454	35,370
	Amphenol Corp. Class A	346,011	34,300
*	Autodesk Inc.	135,214	32,922
	Roper Technologies Inc.	52,739	28,752
*	Fortinet Inc.	446,803	26,151
*	Snowflake Inc. Class A	129,361	25,743
	Teradyne Inc.	218,782	23,742
*	Workday Inc. Class A	81,034	22,370
*	Crowdstrike Holdings Inc. Class A	84,151	21,485
*	Gartner Inc.	45,952	20,729
	Marvell Technology Inc.	330,308	19,921
	Cognizant Technology Solutions Corp. Class A	235,083	17,756
*	ON Semiconductor Corp.	184,064	15,375
	Corning Inc.	449,200	13,678
*	Atlassian Corp. Class A	56,213	13,371
*	Datadog Inc. Class A	108,847	13,212
*	Arrow Electronics Inc.	106,525	13,023
*	DoorDash Inc. Class A	125,673	12,428
	Hewlett Packard Enterprise Co.	712,810	12,104
	NetApp Inc.	137,113	12,088
*	ANSYS Inc.	32,359	11,742
	Microchip Technology Inc.	126,882	11,442
*	Pinterest Inc. Class A	301,952	11,184
*	MongoDB Inc. Class A	27,282	11,154
*	Palantir Technologies Inc. Class A	645,640	11,086
*	HubSpot Inc.	18,865	10,952
	Dolby Laboratories Inc. Class A	116,172	10,012
	Monolithic Power Systems Inc.	15,563	9,817
	HP Inc.	314,733	9,470
*	Splunk Inc.	60,602	9,233
*	PTC Inc.	50,661	8,864
*	VeriSign Inc.	42,734	8,802
		Shares	Market Value• ($000)
*	Cloudflare Inc. Class A	97,703	8,135
*	Manhattan Associates Inc.	34,884	7,511
*	Zscaler Inc.	33,533	7,430
*	Akamai Technologies Inc.	62,535	7,401
*	Western Digital Corp.	140,480	7,357
*	GoDaddy Inc. Class A	67,059	7,119
	Vertiv Holdings Co. Class A	140,567	6,751
	Gen Digital Inc.	267,673	6,108
*	Zoom Video Communications Inc. Class A	83,704	6,019
*	EPAM Systems Inc.	19,928	5,925
	Dell Technologies Inc. Class C	75,945	5,810
	SS&C Technologies Holdings Inc.	92,885	5,676
*	Match Group Inc.	155,301	5,668
	Jabil Inc.	42,664	5,435
	Avnet Inc.	106,031	5,344
	Entegris Inc.	43,689	5,235
*	Dynatrace Inc.	95,407	5,218
*	F5 Inc.	28,229	5,052
*	Qorvo Inc.	41,818	4,709
*	Ceridian HCM Holding Inc.	65,458	4,394
	Paycom Software Inc.	20,709	4,281
*	Guidewire Software Inc.	38,275	4,174
*	Tyler Technologies Inc.	9,957	4,163
*	Lattice Semiconductor Corp.	59,941	4,135
	CDW Corp.	17,522	3,983
*	ZoomInfo Technologies Inc. Class A	212,915	3,937
	Skyworks Solutions Inc.	31,988	3,596
	KBR Inc.	56,846	3,150
*	Okta Inc. Class A	34,545	3,127
*	IAC Inc.	58,528	3,066
*	Aspen Technology Inc.	13,804	3,039
	Universal Display Corp.	15,466	2,958
*	CACI International Inc. Class A	9,052	2,932
	Leidos Holdings Inc.	25,301	2,739
*	Globant SA	11,484	2,733
*	DocuSign Inc. Class A	45,951	2,732
*	Pure Storage Inc. Class A	74,044	2,640
*	Teradata Corp.	60,048	2,613
*	Twilio Inc. Class A	33,140	2,514
*	Nutanix Inc. Class A	51,287	2,446
*	Wolfspeed Inc.	51,526	2,242
*	Unity Software Inc.	53,786	2,199
*	DXC Technology Co.	96,014	2,196
*	Clarivate plc	228,828	2,119
*	AppLovin Corp. Class A	47,775	1,904
*	NCR Voyix Corp.	111,794	1,890
	Concentrix Corp.	18,459	1,813
*	Kyndryl Holdings Inc.	86,691	1,801
*	Alteryx Inc. Class A	34,365	1,621
*	IPG Photonics Corp.	14,686	1,594
*	DoubleVerify Holdings Inc.	42,402	1,560
*	Toast Inc. Class A	77,884	1,422
*	Five9 Inc.	17,180	1,352
	Bentley Systems Inc. Class B	24,059	1,255
	Science Applications International Corp.	9,890	1,230
	Dun & Bradstreet Holdings Inc.	104,194	1,219
	Amdocs Ltd.	12,261	1,078
*	Allegro MicroSystems Inc.	34,019	1,030
*	Elastic NV	8,536	962
*	Dropbox Inc. Class A	30,238	891
*	Coherent Corp.	19,507	849
*	Vimeo Inc.	190,444	747
*	Smartsheet Inc. Class A	14,447	691
*	RingCentral Inc. Class A	18,401	625
*	Informatica Inc. Class A	17,729	503
*	Cirrus Logic Inc.	5,892	490
*	nCino Inc.	12,371	416

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	GLOBALFOUNDRIES Inc.	6,712	407
*	Procore Technologies Inc.	5,779	400
*	SentinelOne Inc. Class A	13,155	361
*	UiPath Inc. Class A	12,564	312
*	Gitlab Inc. Class A	4,460	281
*	Klaviyo Inc. Class A	10,075	280
*	Paycor HCM Inc.	11,937	258
*	HashiCorp Inc. Class A	9,923	235
*	CCC Intelligent Solutions Holdings Inc.	17,949	204
	Pegasystems Inc.	4,160	203
*	Confluent Inc. Class A	6,964	163
	TD SYNNEX Corp.	281	30
*	Maplebear Inc.	89	2
			6,004,540
Telecommunications (1.8%)
	Cisco Systems Inc.	1,586,308	80,140
	Comcast Corp. Class A	1,748,872	76,688
	T-Mobile US Inc.	410,818	65,867
*	Arista Networks Inc.	102,481	24,135
	AT&T Inc.	1,376,174	23,092
*	Charter Communications Inc. Class A	46,263	17,982
	Verizon Communications Inc.	412,446	15,549
	Motorola Solutions Inc.	40,433	12,659
	Juniper Networks Inc.	274,434	8,090
*	Roku Inc. Class A	72,660	6,660
*	Liberty Broadband Corp. Class C	57,723	4,652
*	Frontier Communications Parent Inc.	172,525	4,372
*	Ciena Corp.	57,527	2,589
*	Lumentum Holdings Inc.	38,928	2,041
*	Viasat Inc.	58,595	1,638
*	Liberty Broadband Corp. Class A	19,220	1,550
	Cable One Inc.	2,422	1,348
	Ubiquiti Inc.	102	14
			349,066
Utilities (2.4%)
	NextEra Energy Inc.	845,361	51,347
	Waste Management Inc.	171,073	30,639
	Duke Energy Corp.	309,026	29,988
	PG&E Corp.	1,641,280	29,592
	Southern Co.	338,705	23,750
	Sempra	266,060	19,883
	WEC Energy Group Inc.	199,959	16,831
	Constellation Energy Corp.	141,884	16,585
	American Water Works Co. Inc.	123,293	16,273
	Dominion Energy Inc.	324,271	15,241
	Atmos Energy Corp.	129,145	14,968
	Xcel Energy Inc.	232,918	14,420
	Exelon Corp.	386,906	13,890
	CMS Energy Corp.	212,061	12,314
	Consolidated Edison Inc.	133,236	12,120
	American Electric Power Co. Inc.	135,933	11,040
		Shares	Market Value• ($000)
	Eversource Energy	172,448	10,644
	Edison International	139,937	10,004
	Public Service Enterprise Group Inc.	151,716	9,277
	DTE Energy Co.	80,769	8,906
	Ameren Corp.	110,785	8,014
	FirstEnergy Corp.	215,613	7,904
	CenterPoint Energy Inc.	266,739	7,621
	AES Corp.	385,856	7,428
	NiSource Inc.	277,058	7,356
	Essential Utilities Inc.	194,378	7,260
	Republic Services Inc. Class A	32,062	5,287
	NRG Energy Inc.	99,120	5,125
	Alliant Energy Corp.	92,022	4,721
	Entergy Corp.	43,203	4,372
*	Clean Harbors Inc.	22,369	3,904
	Evergy Inc.	67,666	3,532
	PPL Corp.	123,450	3,346
*	Stericycle Inc.	44,875	2,224
	IDACORP Inc.	21,330	2,097
	UGI Corp.	83,440	2,053
	National Fuel Gas Co.	36,286	1,820
*	Sunrun Inc.	71,004	1,394
	Vistra Corp.	10,465	403
	Pinnacle West Capital Corp.	1,103	79
	Brookfield Renewable Corp. Class A	262	8
	OGE Energy Corp.	211	7
	Avangrid Inc.	198	6
			453,673
Total Common Stocks (Cost $6,041,115)			18,750,522
Preferred Stocks (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $697)	24,579	884
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity Fund, 5.435% (Cost $129,633)	1,296,552	129,629
Total Investments (99.9%) (Cost $6,171,445)			18,881,035
Other Assets and Liabilities—Net (0.1%)			24,125
Net Assets (100%)			18,905,160
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	638	153,758	3,693

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,041,812)	18,751,406
Affiliated Issuers (Cost $129,633)	129,629
Total Investments in Securities	18,881,035
Investment in Vanguard	597
Cash	15
Cash Collateral Pledged—Futures Contracts	7,412
Receivables for Investment Securities Sold	74
Receivables for Accrued Income	15,320
Receivables for Capital Shares Issued	11,891
Total Assets	18,916,344
Liabilities
Payables for Investment Securities Purchased	493
Payables for Capital Shares Redeemed	9,600
Payables to Vanguard	707
Variation Margin Payable—Futures Contracts	384
Total Liabilities	11,184
Net Assets	18,905,160
At December 31, 2023, net assets consisted of:

Paid-in Capital	6,679,539
Total Distributable Earnings (Loss)	12,225,621
Net Assets	18,905,160

Admiral Shares—Net Assets
Applicable to 65,404,115 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,162,344
Net Asset Value Per Share—Admiral Shares	$247.12

Institutional Shares—Net Assets
Applicable to 22,340,388 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,742,816
Net Asset Value Per Share—Institutional Shares	$122.77

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	246,191
Interest[2]	2,762
Total Income	248,953
Expenses
The Vanguard Group—Note B
Investment Advisory Services	343
Management and Administrative—Admiral Shares	12,029
Management and Administrative—Institutional Shares	1,319
Marketing and Distribution—Admiral Shares	542
Marketing and Distribution—Institutional Shares	41
Custodian Fees	15
Auditing Fees	31
Shareholders’ Reports—Admiral Shares	68
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	10
Other Expenses	16
Total Expenses	14,415
Net Investment Income	234,538
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	119,795
Futures Contracts	7,062
Realized Net Gain (Loss)	126,857
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,608,775
Futures Contracts	5,151
Change in Unrealized Appreciation (Depreciation)	3,613,926
Net Increase (Decrease) in Net Assets Resulting from Operations	3,975,321
1	Dividends are net of foreign withholding taxes of $41,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,606,000, ($12,000), $1,000, and ($14,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $162,609,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	234,538	218,338
Realized Net Gain (Loss)	126,857	(121,291)
Change in Unrealized Appreciation (Depreciation)	3,613,926	(3,622,172)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,975,321	(3,525,125)
Distributions
Admiral Shares	(200,554)	(188,047)
Institutional Shares	(33,752)	(31,245)
Total Distributions	(234,306)	(219,292)
Capital Share Transactions
Admiral Shares	104,430	219,518
Institutional Shares	131,619	57,468
Net Increase (Decrease) from Capital Share Transactions	236,049	276,986
Total Increase (Decrease)	3,977,064	(3,467,431)
Net Assets
Beginning of Period	14,928,096	18,395,527
End of Period	18,905,160	14,928,096

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$197.82	$247.92	$197.63	$165.93	$128.29
Investment Operations
Net Investment Income[1]	3.079	2.900	2.542	2.666	2.557
Net Realized and Unrealized Gain (Loss) on Investments	49.291	(50.089)	50.328	31.640	37.603
Total from Investment Operations	52.370	(47.189)	52.870	34.306	40.160
Distributions
Dividends from Net Investment Income	(3.070)	(2.911)	(2.580)	(2.606)	(2.520)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.070)	(2.911)	(2.580)	(2.606)	(2.520)
Net Asset Value, End of Period	$247.12	$197.82	$247.92	$197.63	$165.93
Total Return[2]	26.64%	-19.06%	26.87%	21.07%	31.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,162	$12,846	$15,850	$12,543	$10,579
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.37%	1.13%	1.60%	1.70%
Portfolio Turnover Rate[4]	2%	2%	0%	6%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$98.28	$123.18	$98.19	$82.46	$63.75
Investment Operations
Net Investment Income[1]	1.566	1.473	1.304	1.360	1.292
Net Realized and Unrealized Gain (Loss) on Investments	24.482	(24.895)	25.002	15.690	18.693
Total from Investment Operations	26.048	(23.422)	26.306	17.050	19.985
Distributions
Dividends from Net Investment Income	(1.558)	(1.478)	(1.316)	(1.320)	(1.275)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.558)	(1.478)	(1.316)	(1.320)	(1.275)
Net Asset Value, End of Period	$122.77	$98.28	$123.18	$98.19	$82.46
Total Return	26.67%	-19.04%	26.91%	21.08%	31.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,743	$2,082	$2,546	$1,627	$1,223
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.40%	1.17%	1.63%	1.73%
Portfolio Turnover Rate[3]	2%	2%	0%	6%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

Tax-Managed Capital Appreciation Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $597,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Capital Appreciation Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,750,522	—	—	18,750,522
Preferred Stocks	884	—	—	884
Temporary Cash Investments	129,629	—	—	129,629
Total	18,881,035	—	—	18,881,035

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,693	—	—	3,693
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	162,609
Total Distributable Earnings (Loss)	(162,609)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,777
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	12,709,654
Capital Loss Carryforwards	(491,810)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	12,225,621
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	234,306	219,292
Long-Term Capital Gains	—	—
Total	234,306	219,292
*	Includes short-term capital gains, if any.

Tax-Managed Capital Appreciation Fund
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,171,381
Gross Unrealized Appreciation	12,931,422
Gross Unrealized Depreciation	(221,768)
Net Unrealized Appreciation (Depreciation)	12,709,654
E.  During the year ended December 31, 2023, the fund purchased $582,585,000 of investment securities and sold $449,967,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $185,887,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $0 and sales were $8,140,000, resulting in net realized gain of $3,445,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,021,525	4,581	1,139,209	5,394
Issued in Lieu of Cash Distributions	138,820	617	129,200	638
Redeemed	(1,055,915)	(4,731)	(1,048,891)	(5,025)
Net Increase (Decrease)—Admiral Shares	104,430	467	219,518	1,007
Institutional Shares
Issued	159,252	1,412	121,221	1,138
Issued in Lieu of Cash Distributions	16,533	148	14,834	147
Redeemed	(44,166)	(404)	(78,587)	(769)
Net Increase (Decrease)—Institutional Shares	131,619	1,156	57,468	516
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Small-Cap Fund Admiral Shares	15.95%	11.09%	8.64%	$22,907
S&P SmallCap 600 Index	16.05	11.03	8.66	22,941
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Tax-Managed Small-Cap Fund Institutional Shares	15.99%	11.12%	8.68%	$11,489,770
S&P SmallCap 600 Index	16.05	11.03	8.66	11,470,394
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990
See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund
Fund Allocation
As of December 31, 2023
Communication Services	2.8%
Consumer Discretionary	14.8
Consumer Staples	4.4
Energy	4.2
Financials	18.5
Health Care	10.5
Industrials	17.4
Information Technology	12.1
Materials	5.7
Real Estate	7.6
Utilities	2.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.8%)
	Cogent Communications Holdings Inc.	338,085	25,715
*	Yelp Inc. Class A	534,949	25,325
*	Madison Square Garden Sports Corp.	130,372	23,706
*	TripAdvisor Inc.	844,649	18,185
*	Cargurus Inc. Class A	669,377	16,172
*	Lumen Technologies Inc.	7,882,034	14,424
	Telephone & Data Systems Inc.	770,154	14,132
*	Cinemark Holdings Inc.	828,769	11,677
*	DISH Network Corp. Class A	1,942,208	11,207
	John Wiley & Sons Inc. Class A	331,968	10,537
*	Cars.com Inc.	481,194	9,128
	Shutterstock Inc.	186,935	9,025
	Shenandoah Telecommunications Co.	392,695	8,490
	Scholastic Corp.	213,323	8,042
*	TechTarget Inc.	201,799	7,035
*	QuinStreet Inc.	405,083	5,193
*	Thryv Holdings Inc.	241,775	4,920
*	Gogo Inc.	483,137	4,894
*	AMC Networks Inc. Class A	238,049	4,473
*	EchoStar Corp. Class A	258,067	4,276
*	EW Scripps Co. Class A	459,998	3,675
	ATN International Inc.	81,923	3,193
	Marcus Corp.	192,321	2,804
*	Consolidated Communications Holdings Inc.	582,452	2,534
			248,762
Consumer Discretionary (14.8%)
	Meritage Homes Corp.	290,179	50,549
	Academy Sports & Outdoors Inc.	590,658	38,983
	Signet Jewelers Ltd.	356,661	38,255
*	Asbury Automotive Group Inc.	160,759	36,166
*	Abercrombie & Fitch Co. Class A	398,828	35,185
	Installed Building Products Inc.	185,702	33,950
	Group 1 Automotive Inc.	107,993	32,910
	American Eagle Outfitters Inc.	1,450,278	30,688
*	M/I Homes Inc.	217,575	29,969
	Advance Auto Parts Inc.	464,610	28,355
*	Tri Pointe Homes Inc.	758,230	26,841
	Newell Brands Inc.	2,977,067	25,841
	MDC Holdings Inc.	466,638	25,782
	LCI Industries	197,853	24,872
	Kontoor Brands Inc.	390,647	24,384
	Steven Madden Ltd.	547,826	23,009
	Kohl's Corp.	790,880	22,682
*	Frontdoor Inc.	622,016	21,907
*	Shake Shack Inc. Class A	292,929	21,712
*	LGI Homes Inc.	162,811	21,680
*	Cavco Industries Inc.	61,038	21,157
	Century Communities Inc.	223,882	20,405
	Foot Locker Inc.	639,988	19,936
	Papa John's International Inc.	255,904	19,508
*	Boot Barn Holdings Inc.	247,376	18,989
*	Dorman Products Inc.	221,401	18,467
*	Stride Inc.	310,517	18,435
*	Adtalem Global Education Inc.	311,158	18,343
	Bloomin' Brands Inc.	641,146	18,048
		Shares	Market Value• ($000)
*	Sonos Inc.	1,002,015	17,175
	Winnebago Industries Inc.	233,630	17,027
	Patrick Industries Inc.	165,834	16,641
*	Victoria's Secret & Co.	603,703	16,022
*	Topgolf Callaway Brands Corp.	1,109,982	15,917
	Strategic Education Inc.	171,674	15,858
*	Urban Outfitters Inc.	442,130	15,780
*	Brinker International Inc.	345,173	14,905
	Dana Inc.	1,003,596	14,663
*	ODP Corp.	259,910	14,633
*	Dave & Buster's Entertainment Inc.	268,324	14,449
*	Six Flags Entertainment Corp.	561,269	14,077
	Worthington Enterprises Inc.	238,117	13,704
*	Gentherm Inc.	256,219	13,416
*	Vista Outdoor Inc.	453,691	13,416
*	Sabre Corp.	2,964,713	13,045
	Jack in the Box Inc.	157,095	12,824
*	National Vision Holdings Inc.	611,299	12,794
	Cheesecake Factory Inc.	364,930	12,776
	La-Z-Boy Inc.	336,347	12,418
*	Hanesbrands Inc.	2,734,852	12,197
	Upbound Group Inc.	347,834	11,816
	Cracker Barrel Old Country Store Inc.	152,000	11,716
	Oxford Industries Inc.	114,720	11,472
*	Sally Beauty Holdings Inc.	841,957	11,181
	Buckle Inc.	232,526	11,050
	Phinia Inc.	364,727	11,048
*	G-III Apparel Group Ltd.	317,933	10,803
*	Green Brick Partners Inc.	198,537	10,312
*	Leslie's Inc.	1,437,544	9,933
	Perdoceo Education Corp.	513,181	9,011
*	XPEL Inc.	166,206	8,950
*	iRobot Corp.	217,704	8,425
*	American Axle & Manufacturing Holdings Inc.	914,532	8,057
	Caleres Inc.	260,994	8,020
	Hibbett Inc.	102,311	7,368
*	Chico's FAS Inc.	964,535	7,311
	Monarch Casino & Resort Inc.	104,279	7,211
	Sonic Automotive Inc. Class A	124,685	7,009
	Golden Entertainment Inc.	167,680	6,695
*	BJ's Restaurants Inc.	181,540	6,537
	Monro Inc.	218,784	6,419
	Sturm Ruger & Co. Inc.	138,461	6,293
*	Mister Car Wash Inc.	711,566	6,148
*	MarineMax Inc.	155,770	6,059
	Dine Brands Global Inc.	121,492	6,032
	Standard Motor Products Inc.	145,990	5,812
	Ethan Allen Interiors Inc.	178,587	5,701
*	Chuy's Holdings Inc.	135,573	5,183
	Guess? Inc.	213,517	4,924
	Wolverine World Wide Inc.	522,648	4,646
	Shoe Carnival Inc.	141,080	4,262
	Haverty Furniture Cos. Inc.	104,211	3,700
*	America's Car-Mart Inc.	45,374	3,438
	Designer Brands Inc. Class A	342,573	3,032
	Movado Group Inc.	93,945	2,832
			1,329,151

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
Consumer Staples (4.4%)
*	elf Beauty Inc.	431,246	62,246
*	Simply Good Foods Co.	708,140	28,042
	WD-40 Co.	105,915	25,321
	J & J Snack Foods Corp.	120,545	20,148
	Inter Parfums Inc.	139,879	20,144
	Cal-Maine Foods Inc.	317,571	18,225
	Energizer Holdings Inc.	519,389	16,454
*	TreeHouse Foods Inc.	392,987	16,289
*	Central Garden & Pet Co. Class A	341,502	15,040
	PriceSmart Inc.	195,582	14,821
	Edgewell Personal Care Co.	397,000	14,542
	Andersons Inc.	247,870	14,262
	Universal Corp.	191,874	12,917
	MGP Ingredients Inc.	122,121	12,031
	Vector Group Ltd.	1,035,525	11,681
*	National Beverage Corp.	182,336	9,066
*	Chefs' Warehouse Inc.	275,799	8,117
*	Hain Celestial Group Inc.	700,882	7,675
*	United Natural Foods Inc.	464,125	7,533
	John B Sanfilippo & Son Inc.	70,107	7,224
	Fresh Del Monte Produce Inc.	263,182	6,909
	Nu Skin Enterprises Inc. Class A	337,400	6,552
	SpartanNash Co.	270,499	6,208
	WK Kellogg Co.	435,000	5,716
	B&G Foods Inc.	532,562	5,592
	Medifast Inc.	72,737	4,889
*	USANA Health Sciences Inc.	86,700	4,647
	Tootsie Roll Industries Inc.	134,975	4,487
	Calavo Growers Inc.	138,768	4,081
*	Central Garden & Pet Co.	77,826	3,900
			394,759
Energy (4.2%)
	SM Energy Co.	926,099	35,859
	Helmerich & Payne Inc.	785,088	28,436
	California Resources Corp.	503,926	27,555
	Patterson-UTI Energy Inc.	2,510,203	27,110
	Northern Oil & Gas Inc.	714,541	26,488
	CONSOL Energy Inc.	224,206	22,539
	Liberty Energy Inc. Class A	1,198,693	21,744
*	Oceaneering International Inc.	786,915	16,746
	Archrock Inc.	1,072,903	16,523
*	Par Pacific Holdings Inc.	434,841	15,815
*	Callon Petroleum Co.	434,168	14,067
*	Green Plains Inc.	464,928	11,725
	Dorian LPG Ltd.	266,493	11,691
*	Helix Energy Solutions Group Inc.	1,106,779	11,378
*	Talos Energy Inc.	785,184	11,173
	World Kinect Corp.	470,312	10,714
*	Vital Energy Inc.	193,602	8,807
*	US Silica Holdings Inc.	602,742	6,817
	Core Laboratories Inc.	365,032	6,446
*	Nabors Industries Ltd.	78,103	6,375
	Comstock Resources Inc.	717,827	6,353
*	Dril-Quip Inc.	266,994	6,213
*	REX American Resources Corp.	118,972	5,627
*	ProPetro Holding Corp.	663,148	5,557
*	Bristow Group Inc. Class A	187,572	5,303
	RPC Inc.	664,659	4,839
	CVR Energy Inc.	126,756	3,841
*	Oil States International Inc.	499,121	3,389
			379,130
Financials (18.4%)
	Lincoln National Corp.	1,325,482	35,748
*	Mr Cooper Group Inc.	527,401	34,344
	Radian Group Inc.	1,196,553	34,162
		Shares	Market Value• ($000)
	Assured Guaranty Ltd.	442,137	33,085
	Moelis & Co. Class A	520,823	29,234
	Walker & Dunlop Inc.	261,327	29,010
	Jackson Financial Inc. Class A	552,768	28,302
*	American Equity Investment Life Holding Co.	487,724	27,215
	United Community Banks Inc.	929,531	27,198
	Ameris Bancorp	507,101	26,902
	Blackstone Mortgage Trust Inc. Class A	1,229,005	26,141
	ServisFirst Bancshares Inc.	382,748	25,503
	Cathay General Bancorp	567,569	25,297
*	Genworth Financial Inc. Class A	3,717,040	24,830
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	868,494	23,953
	First Bancorp	1,415,441	23,284
	First Hawaiian Inc.	996,965	22,791
	Independent Bank Corp.	342,599	22,546
	Bank of Hawaii Corp.	310,556	22,503
	Arbor Realty Trust Inc.	1,472,674	22,355
*	Axos Financial Inc.	401,346	21,913
	Pacific Premier Bancorp Inc.	749,219	21,810
	WSFS Financial Corp.	474,471	21,792
	Community Bank System Inc.	417,079	21,734
	Atlantic Union Bankshares Corp.	586,064	21,415
	Fulton Financial Corp.	1,282,738	21,114
	Piper Sandler Cos.	120,556	21,082
	EVERTEC Inc.	514,024	21,044
	BankUnited Inc.	644,161	20,890
	CVB Financial Corp.	1,034,151	20,880
	Artisan Partners Asset Management Inc. Class A	445,943	19,702
	Simmons First National Corp. Class A	977,878	19,401
	Seacoast Banking Corp. of Florida	665,236	18,933
*	NMI Holdings Inc. Class A	633,433	18,800
	PJT Partners Inc. Class A	174,226	17,748
	First Financial Bancorp	743,133	17,649
	WaFd Inc.	505,755	16,670
*	Bancorp Inc.	419,192	16,164
*	StoneX Group Inc.	209,576	15,473
	NBT Bancorp Inc.	367,874	15,418
	Park National Corp.	112,056	14,888
	Renasant Corp.	438,604	14,772
*	Goosehead Insurance Inc. Class A	191,015	14,479
	Banner Corp.	268,341	14,372
	Virtus Investment Partners Inc.	59,259	14,326
	Independent Bank Group Inc.	280,595	14,277
*	Enova International Inc.	251,593	13,928
	OFG Bancorp	367,645	13,779
	Banc of California Inc.	1,021,818	13,723
*	Triumph Financial Inc.	169,233	13,569
*	Customers Bancorp Inc.	234,515	13,513
	Trustmark Corp.	477,103	13,302
	Lakeland Financial Corp.	198,688	12,947
	City Holding Co.	115,874	12,776
	Hilltop Holdings Inc.	361,753	12,737
*	NCR Atleos Corp.	522,695	12,696
	Bread Financial Holdings Inc.	385,397	12,695
	Stewart Information Services Corp.	213,761	12,558
	Northwest Bancshares Inc.	992,980	12,392
	First Commonwealth Financial Corp.	797,738	12,317
	Navient Corp.	661,322	12,314
*	Donnelley Financial Solutions Inc.	193,244	12,053
	Apollo Commercial Real Estate Finance Inc.	1,016,027	11,928
	First Bancorp (XNGS)	321,023	11,881
	Westamerica Bancorp	208,192	11,744
	Hope Bancorp Inc.	938,329	11,335
	BancFirst Corp.	113,167	11,015
	National Bank Holdings Corp. Class A	295,004	10,971
	FB Financial Corp.	274,473	10,938
	Pathward Financial Inc.	204,514	10,825

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	PROG Holdings Inc.	349,399	10,800
*	Palomar Holdings Inc.	193,211	10,723
	Provident Financial Services Inc.	590,149	10,640
*	Payoneer Global Inc.	2,035,174	10,603
	Ready Capital Corp.	1,027,769	10,535
	Horace Mann Educators Corp.	319,008	10,432
	Stellar Bancorp Inc.	366,173	10,194
	PennyMac Mortgage Investment Trust	677,804	10,133
	S&T Bancorp Inc.	298,707	9,983
	Veritex Holdings Inc.	424,386	9,875
*	Encore Capital Group Inc.	183,822	9,329
	Berkshire Hills Bancorp Inc.	375,128	9,314
	Two Harbors Investment Corp.	640,714	8,925
	Safety Insurance Group Inc.	115,556	8,781
*	Trupanion Inc.	279,130	8,516
*	SiriusPoint Ltd.	706,971	8,201
*	PRA Group Inc.	306,597	8,033
	Employers Holdings Inc.	200,927	7,917
	Mercury General Corp.	207,641	7,747
	Brookline Bancorp Inc.	694,255	7,574
	Dime Community Bancshares Inc.	272,959	7,351
	Preferred Bank	97,626	7,132
	Eagle Bancorp Inc.	233,794	7,047
	Southside Bancshares Inc.	224,114	7,019
	AMERISAFE Inc.	150,028	7,018
	Redwood Trust Inc.	926,845	6,868
	Capitol Federal Financial Inc.	987,652	6,370
	Franklin BSP Realty Trust Inc.	447,423	6,045
	New York Mortgage Trust Inc.	708,463	6,043
	KKR Real Estate Finance Trust Inc.	454,867	6,018
	WisdomTree Inc.	862,682	5,978
	Tompkins Financial Corp.	97,513	5,873
	Heritage Financial Corp.	272,658	5,832
*	Ambac Financial Group Inc.	353,058	5,818
	ProAssurance Corp.	398,178	5,491
	Brightsphere Investment Group Inc.	252,935	4,846
	ARMOUR Residential REIT Inc.	243,597	4,706
	HCI Group Inc.	53,329	4,661
	TrustCo Bank Corp.	148,616	4,615
	Hanmi Financial Corp.	237,444	4,606
	Central Pacific Financial Corp.	211,271	4,158
	Northfield Bancorp Inc.	309,049	3,888
*	EZCORP Inc. Class A	407,035	3,557
*	Green Dot Corp. Class A	352,410	3,489
	Ellington Financial Inc.	272,824	3,468
*	World Acceptance Corp.	26,551	3,466
	United Fire Group Inc.	165,790	3,336
	B. Riley Financial Inc.	129,024	2,708
			1,654,747
Health Care (10.4%)
*	Cytokinetics Inc.	766,052	63,958
	Ensign Group Inc.	441,030	49,488
*	Alkermes plc	1,303,758	36,166
*	Merit Medical Systems Inc.	451,173	34,271
*	Glaukos Corp.	380,627	30,256
	CONMED Corp.	240,252	26,310
*	Integer Holdings Corp.	260,368	25,797
	Organon & Co.	1,750,000	25,235
*	Fortrea Holdings Inc.	693,749	24,212
*	Prestige Consumer Healthcare Inc.	387,645	23,732
*	AMN Healthcare Services Inc.	305,927	22,908
*	Corcept Therapeutics Inc.	705,011	22,899
	Premier Inc. Class A	934,923	20,905
	Select Medical Holdings Corp.	866,078	20,353
*	Privia Health Group Inc.	802,469	18,481
*	Amphastar Pharmaceuticals Inc.	291,820	18,049
*	CorVel Corp.	70,830	17,510
		Shares	Market Value• ($000)
*	RadNet Inc.	472,084	16,414
*	NeoGenomics Inc.	995,831	16,113
*	ICU Medical Inc.	158,418	15,801
*	Schrodinger Inc.	427,318	15,298
*	Tandem Diabetes Care Inc.	508,423	15,039
*	Certara Inc.	836,689	14,717
*	Dynavax Technologies Corp.	1,009,850	14,118
*	Omnicell Inc.	355,228	13,367
*	Vericel Corp.	372,857	13,277
*	Myriad Genetics Inc.	692,731	13,259
*	Catalyst Pharmaceuticals Inc.	782,924	13,161
*	Apollo Medical Holdings Inc.	324,601	12,432
*	Supernus Pharmaceuticals Inc.	426,926	12,355
*	Ironwood Pharmaceuticals Inc. Class A	1,073,403	12,280
*	Pacira BioSciences Inc.	362,795	12,241
*	STAAR Surgical Co.	381,385	11,903
*	Addus HomeCare Corp.	126,678	11,762
*	Owens & Minor Inc.	597,666	11,517
	US Physical Therapy Inc.	117,085	10,905
*	Xencor Inc.	475,363	10,092
	National HealthCare Corp.	105,359	9,737
*	UFP Technologies Inc.	54,906	9,446
*	Ligand Pharmaceuticals Inc.	128,045	9,145
*	Veradigm Inc.	853,605	8,954
	LeMaitre Vascular Inc.	154,800	8,786
	Embecta Corp.	447,688	8,475
*	Harmony Biosciences Holdings Inc.	256,252	8,277
*	Avanos Medical Inc.	365,624	8,201
*	Arcus Biosciences Inc.	421,070	8,042
*	Collegium Pharmaceutical Inc.	254,770	7,842
*	Innoviva Inc.	440,992	7,074
*	Cytek Biosciences Inc.	773,037	7,050
*	Vir Biotechnology Inc.	672,611	6,766
*	ANI Pharmaceuticals Inc.	117,779	6,494
*	Varex Imaging Corp.	316,639	6,491
*	Pediatrix Medical Group Inc.	647,084	6,018
*	Cross Country Healthcare Inc.	258,139	5,844
*	REGENXBIO Inc.	316,202	5,676
	Simulations Plus Inc.	124,618	5,577
*	Artivion Inc.	304,670	5,448
	HealthStream Inc.	186,919	5,052
*	OraSure Technologies Inc.	574,100	4,708
*	AdaptHealth Corp. Class A	639,327	4,661
*	Fulgent Genetics Inc.	157,423	4,551
*	BioLife Solutions Inc.	271,756	4,416
*	ModivCare Inc.	96,428	4,242
	Mesa Laboratories Inc.	40,017	4,193
*	Enhabit Inc.	391,640	4,053
*	Agiliti Inc.	273,907	2,169
	Phibro Animal Health Corp. Class A	158,886	1,840
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			935,809
Industrials (17.4%)
	Applied Industrial Technologies Inc.	302,243	52,194
	Mueller Industries Inc.	885,386	41,746
	Boise Cascade Co.	308,720	39,936
*	Alaska Air Group Inc.	998,543	39,013
	AAON Inc.	525,815	38,842
	Federal Signal Corp.	475,050	36,455
*	SPX Technologies Inc.	355,897	35,949
	Armstrong World Industries Inc.	344,401	33,862
	Moog Inc. Class A	224,105	32,446
	Arcosa Inc.	380,039	31,406
	Franklin Electric Co. Inc.	309,159	29,880
*	Verra Mobility Corp. Class A	1,296,073	29,849
	Matson Inc.	272,279	29,842

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Dycom Industries Inc.	228,731	26,325
	Encore Wire Corp.	123,019	26,277
*	GMS Inc.	316,518	26,091
	Hillenbrand Inc.	545,184	26,087
*	AeroVironment Inc.	205,001	25,838
	Enpro Inc.	163,023	25,552
	John Bean Technologies Corp.	248,248	24,688
	Korn Ferry	410,905	24,387
	Albany International Corp. Class A	243,179	23,885
	ESCO Technologies Inc.	200,984	23,521
	ABM Industries Inc.	510,863	22,902
*	Hub Group Inc. Class A	242,479	22,294
	ArcBest Corp.	184,860	22,222
	Vestis Corp.	1,021,286	21,590
	UniFirst Corp.	118,006	21,584
*	Resideo Technologies Inc.	1,140,632	21,467
*	RXO Inc.	914,072	21,261
	Brady Corp. Class A	350,131	20,549
	Griffon Corp.	319,948	19,501
*	MYR Group Inc.	130,546	18,881
*	Gibraltar Industries Inc.	237,787	18,780
*	PGT Innovations Inc.	445,460	18,130
	Rush Enterprises Inc. Class A	350,000	17,605
	Granite Construction Inc.	343,223	17,456
	Trinity Industries Inc.	639,617	17,007
	Alamo Group Inc.	80,667	16,955
*	SkyWest Inc.	319,723	16,690
*	AAR Corp.	261,955	16,346
	Kennametal Inc.	621,903	16,039
	MillerKnoll Inc.	574,085	15,317
	HNI Corp.	363,899	15,222
*	Mercury Systems Inc.	407,530	14,903
	Standex International Corp.	92,970	14,725
*	Masterbrand Inc.	990,343	14,707
*	JetBlue Airways Corp.	2,603,815	14,451
	Tennant Co.	145,940	13,527
*	Hayward Holdings Inc.	985,028	13,396
	Enerpac Tool Group Corp. Class A	424,914	13,211
	Barnes Group Inc.	395,897	12,918
*	CoreCivic Inc.	887,530	12,896
	Forward Air Corp.	200,486	12,605
*	OPENLANE Inc.	843,887	12,498
*	American Woodmark Corp.	128,292	11,912
	CSG Systems International Inc.	221,888	11,807
	AZZ Inc.	195,916	11,381
	Lindsay Corp.	86,016	11,110
*	NV5 Global Inc.	99,350	11,040
	Greenbrier Cos. Inc.	242,986	10,735
*	GEO Group Inc.	953,410	10,325
*	Triumph Group Inc.	600,442	9,955
	Allegiant Travel Co.	117,881	9,738
	Marten Transport Ltd.	451,005	9,462
*	NOW Inc.	830,719	9,404
	Wabash National Corp.	360,056	9,225
	Apogee Enterprises Inc.	172,439	9,210
	Matthews International Corp. Class A	238,030	8,724
*	Vicor Corp.	176,304	7,923
	Quanex Building Products Corp.	257,715	7,878
*	Proto Labs Inc.	201,460	7,849
	Deluxe Corp.	341,345	7,322
*	3D Systems Corp.	1,042,467	6,620
	Astec Industries Inc.	177,651	6,609
	Powell Industries Inc.	71,348	6,307
*	Healthcare Services Group Inc.	576,935	5,983
*	Viad Corp.	163,429	5,916
*	Titan International Inc.	395,273	5,882
	Insteel Industries Inc.	151,991	5,820
		Shares	Market Value• ($000)
	Interface Inc. Class A	453,959	5,729
*	Enviri Corp.	623,702	5,613
	Kelly Services Inc. Class A	249,635	5,397
	Kaman Corp.	220,466	5,280
	Pitney Bowes Inc.	1,198,522	5,273
	Heartland Express Inc.	358,081	5,106
*	Sun Country Airlines Holdings Inc.	304,504	4,790
	Heidrick & Struggles International Inc.	157,198	4,642
*	TrueBlue Inc.	243,276	3,732
	Resources Connection Inc.	250,088	3,544
*	DXP Enterprises Inc.	103,632	3,492
	National Presto Industries Inc.	40,942	3,287
*	SunPower Corp.	670,613	3,239
	TTEC Holdings Inc.	148,196	3,211
*	Liquidity Services Inc.	175,263	3,016
*	Forrester Research Inc.	90,181	2,418
			1,557,612
Information Technology (12.1%)
*	SPS Commerce Inc.	287,802	55,788
*	Fabrinet	284,095	54,072
*	SolarEdge Technologies Inc.	443,834	41,543
*	DoubleVerify Holdings Inc.	1,088,980	40,053
*	Insight Enterprises Inc.	216,330	38,332
	Badger Meter Inc.	229,273	35,393
*	DXC Technology Co.	1,512,840	34,599
*	Axcelis Technologies Inc.	256,470	33,262
	Advanced Energy Industries Inc.	291,419	31,741
*	Diodes Inc.	358,884	28,897
*	Itron Inc.	355,411	26,837
*	ACI Worldwide Inc.	849,401	25,992
*	FormFactor Inc.	608,141	25,366
*	Alarm.com Holdings Inc.	390,533	25,236
	Kulicke & Soffa Industries Inc.	441,187	24,142
*	Plexus Corp.	214,691	23,215
*	Sanmina Corp.	447,468	22,986
	InterDigital Inc.	200,806	21,795
*	LiveRamp Holdings Inc.	511,832	19,388
*	Envestnet Inc.	388,569	19,242
	Progress Software Corp.	341,850	18,562
*	Perficient Inc.	271,657	17,880
*	Extreme Networks Inc.	1,012,607	17,862
*	Viavi Solutions Inc.	1,737,425	17,496
*	Rogers Corp.	130,899	17,288
*	ePlus Inc.	210,406	16,799
*	SiTime Corp.	135,086	16,491
*	Viasat Inc.	583,627	16,312
*	OSI Systems Inc.	122,100	15,757
*	Photronics Inc.	488,865	15,336
	Xerox Holdings Corp.	755,000	13,839
*	MaxLinear Inc. Class A	579,839	13,783
*	Veeco Instruments Inc.	440,164	13,658
*	Agilysys Inc.	159,750	13,550
*	Cohu Inc.	371,117	13,134
*	NCR Voyix Corp.	755,499	12,775
*	Knowles Corp.	705,122	12,629
*	TTM Technologies Inc.	798,775	12,629
*	NetScout Systems Inc.	554,639	12,174
*	Ultra Clean Holdings Inc.	350,231	11,957
*	Harmonic Inc.	876,482	11,429
*	Semtech Corp.	501,355	10,985
	CTS Corp.	243,413	10,647
	Adeia Inc.	837,295	10,374
*	ScanSource Inc.	195,050	7,726
*	Ichor Holdings Ltd.	229,524	7,719
	Benchmark Electronics Inc.	279,014	7,712
*	PDF Solutions Inc.	239,122	7,685
*	SMART Global Holdings Inc.	405,607	7,678

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Digi International Inc.	281,004	7,306
*	N-able Inc.	543,057	7,196
	A10 Networks Inc.	544,456	7,170
*	Arlo Technologies Inc.	739,303	7,038
	Methode Electronics Inc.	281,315	6,394
*	Cerence Inc.	315,106	6,195
	PC Connection Inc.	88,255	5,932
*	Digital Turbine Inc.	712,327	4,887
*	Corsair Gaming Inc.	337,906	4,764
*	Alpha & Omega Semiconductor Ltd.	175,814	4,582
*	CEVA Inc.	184,063	4,180
	ADTRAN Holdings Inc.	553,336	4,061
*	Xperi Inc.	339,593	3,742
*	Consensus Cloud Solutions Inc.	139,166	3,648
			1,086,840
Materials (5.7%)
*	ATI Inc.	996,710	45,320
	Sealed Air Corp.	1,128,405	41,209
	Balchem Corp.	251,885	37,468
	HB Fuller Co.	422,042	34,358
	Alpha Metallurgical Resources Inc.	92,366	31,305
	Carpenter Technology Corp.	385,212	27,273
	Warrior Met Coal Inc.	406,259	24,770
	Innospec Inc.	194,268	23,942
	Quaker Chemical Corp.	108,192	23,090
	Sensient Technologies Corp.	330,079	21,785
	Materion Corp.	161,231	20,981
*	O-I Glass Inc.	1,211,410	19,843
	Minerals Technologies Inc.	254,252	18,131
	Stepan Co.	166,005	15,696
	Sylvamo Corp.	275,946	13,552
*	Ingevity Corp.	263,242	12,430
	Hawkins Inc.	147,793	10,408
	Kaiser Aluminum Corp.	125,116	8,907
	Koppers Holdings Inc.	162,684	8,333
*	TimkenSteel Corp.	300,090	7,037
	SunCoke Energy Inc.	654,388	7,028
*	Worthington Steel Inc.	238,008	6,688
	Compass Minerals International Inc.	263,660	6,676
	Mativ Holdings Inc.	423,452	6,483
	AdvanSix Inc.	210,577	6,309
	Haynes International Inc.	99,481	5,675
	Myers Industries Inc.	287,581	5,622
	Olympic Steel Inc.	76,548	5,106
*	Century Aluminum Co.	404,310	4,908
*	Clearwater Paper Corp.	129,398	4,674
	Mercer International Inc.	343,034	3,252
			508,259
Real Estate (7.5%)
	Phillips Edison & Co. Inc.	934,371	34,086
	Essential Properties Realty Trust Inc.	1,228,910	31,411
	Apple Hospitality REIT Inc.	1,662,422	27,613
	Macerich Co.	1,683,203	25,972
	Tanger Inc.	854,835	23,696
	SL Green Realty Corp.	503,262	22,732
	LXP Industrial Trust	2,286,196	22,679
	Innovative Industrial Properties Inc.	219,063	22,086
	CareTrust REIT Inc.	930,556	20,826
	SITE Centers Corp.	1,406,355	19,169
	Douglas Emmett Inc.	1,302,643	18,888
	Four Corners Property Trust Inc.	707,524	17,900
	St. Joe Co.	291,495	17,542
	Sunstone Hotel Investors Inc.	1,605,027	17,222
	Urban Edge Properties	919,086	16,819
	Highwoods Properties Inc.	684,513	15,716
	DiamondRock Hospitality Co.	1,637,711	15,378
		Shares	Market Value• ($000)
*	Cushman & Wakefield plc	1,423,818	15,377
	Pebblebrook Hotel Trust	941,421	15,044
	Outfront Media Inc.	1,076,294	15,025
	Retail Opportunity Investments Corp.	984,382	13,811
	Acadia Realty Trust	744,853	12,655
	Global Net Lease Inc.	1,186,959	11,810
	JBG SMITH Properties	680,357	11,573
	Kennedy-Wilson Holdings Inc.	925,647	11,460
	Xenia Hotels & Resorts Inc.	828,524	11,284
	Service Properties Trust	1,295,076	11,060
	Uniti Group Inc.	1,864,646	10,778
	Alexander & Baldwin Inc.	566,672	10,778
	Getty Realty Corp.	365,548	10,681
	Hudson Pacific Properties Inc.	1,120,465	10,432
	LTC Properties Inc.	323,519	10,391
	eXp World Holdings Inc.	650,000	10,088
	Elme Communities	686,181	10,018
	Easterly Government Properties Inc. Class A	743,739	9,996
	Veris Residential Inc.	626,819	9,860
	Marcus & Millichap Inc.	208,990	9,129
	American Assets Trust Inc.	379,528	8,543
*	Anywhere Real Estate Inc.	1,013,207	8,217
	Safehold Inc.	349,775	8,185
	Centerspace	117,602	6,844
	Armada Hoffler Properties Inc.	526,556	6,514
	NexPoint Residential Trust Inc.	178,512	6,146
	Summit Hotel Properties Inc.	840,450	5,648
	Community Healthcare Trust Inc.	198,082	5,277
	Whitestone REIT	368,006	4,523
	Brandywine Realty Trust	816,862	4,411
	Universal Health Realty Income Trust	99,348	4,297
	Chatham Lodging Trust	381,694	4,092
	Saul Centers Inc.	101,011	3,967
			677,649
Utilities (2.0%)
	Otter Tail Corp.	325,859	27,688
	California Water Service Group	450,849	23,386
	American States Water Co.	288,895	23,233
	Avista Corp.	604,399	21,601
	Chesapeake Utilities Corp.	169,187	17,871
	SJW Group	227,007	14,835
	Clearway Energy Inc. Class C	471,176	12,924
	Northwest Natural Holding Co.	287,300	11,187
	Middlesex Water Co.	139,111	9,129
	Clearway Energy Inc. Class A	330,034	8,442
	Unitil Corp.	125,748	6,611
			176,907
Total Common Stocks (Cost $5,951,651)			8,949,625
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund, 5.435% (Cost $15,442)	154,452	15,442
Total Investments (99.9%) (Cost $5,967,093)			8,965,067
Other Assets and Liabilities—Net (0.1%)			11,177
Net Assets (100%)			8,976,244
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	277	28,361	878

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,951,651)	8,949,625
Affiliated Issuers (Cost $15,442)	15,442
Total Investments in Securities	8,965,067
Investment in Vanguard	265
Cash	622
Cash Collateral Pledged—Futures Contracts	1,810
Receivables for Investment Securities Sold	33,141
Receivables for Accrued Income	11,428
Receivables for Capital Shares Issued	2,896
Total Assets	9,015,229
Liabilities
Payables for Investment Securities Purchased	34,862
Payables for Capital Shares Redeemed	2,964
Payables to Vanguard	341
Variation Margin Payable—Futures Contracts	818
Total Liabilities	38,985
Net Assets	8,976,244
At December 31, 2023, net assets consisted of:

Paid-in Capital	6,854,267
Total Distributable Earnings (Loss)	2,121,977
Net Assets	8,976,244

Admiral Shares—Net Assets
Applicable to 91,551,250 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,048,425
Net Asset Value Per Share—Admiral Shares	$87.91

Institutional Shares—Net Assets
Applicable to 10,530,196 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	927,819
Net Asset Value Per Share—Institutional Shares	$88.11

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	140,516
Interest[2]	1,418
Total Income	141,934
Expenses
The Vanguard Group—Note B
Investment Advisory Services	166
Management and Administrative—Admiral Shares	5,956
Management and Administrative—Institutional Shares	432
Marketing and Distribution—Admiral Shares	374
Marketing and Distribution—Institutional Shares	17
Custodian Fees	49
Auditing Fees	31
Shareholders’ Reports—Admiral Shares	71
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	5
Other Expenses	17
Total Expenses	7,120
Net Investment Income	134,814
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	334,579
Futures Contracts	106
Realized Net Gain (Loss)	334,685
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	775,132
Futures Contracts	878
Change in Unrealized Appreciation (Depreciation)	776,010
Net Increase (Decrease) in Net Assets Resulting from Operations	1,245,509
1	Dividends are net of foreign withholding taxes of $30,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,324,000, ($4,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $400,899,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	134,814	118,118
Realized Net Gain (Loss)	334,685	325,316
Change in Unrealized Appreciation (Depreciation)	776,010	(1,976,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,245,509	(1,533,145)
Distributions
Admiral Shares	(121,201)	(107,517)
Institutional Shares	(13,525)	(11,321)
Total Distributions	(134,726)	(118,838)
Capital Share Transactions
Admiral Shares	(96,319)	17,320
Institutional Shares	59,585	16,687
Net Increase (Decrease) from Capital Share Transactions	(36,734)	34,007
Total Increase (Decrease)	1,074,049	(1,617,976)
Net Assets
Beginning of Period	7,902,195	9,520,171
End of Period	8,976,244	7,902,195

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$77.06	$93.29	$74.30	$67.84	$55.70
Investment Operations
Net Investment Income[1]	1.311	1.153	1.090	.819	.772
Net Realized and Unrealized Gain (Loss) on Investments	10.854	(16.221)	18.985	6.451	12.146
Total from Investment Operations	12.165	(15.068)	20.075	7.270	12.918
Distributions
Dividends from Net Investment Income	(1.315)	(1.162)	(1.085)	(.810)	(.778)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.315)	(1.162)	(1.085)	(.810)	(.778)
Net Asset Value, End of Period	$87.91	$77.06	$93.29	$74.30	$67.84
Total Return[2]	15.95%	-16.14%	27.08%	11.05%	23.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,048	$7,150	$8,631	$6,689	$6,506
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.41%	1.22%	1.39%	1.23%
Portfolio Turnover Rate[4]	20%	10%	9%	31%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$77.23	$93.50	$74.47	$67.99	$55.83
Investment Operations
Net Investment Income[1]	1.346	1.180	1.126	.844	.794
Net Realized and Unrealized Gain (Loss) on Investments	10.876	(16.261)	19.019	6.466	12.164
Total from Investment Operations	12.222	(15.081)	20.145	7.310	12.958
Distributions
Dividends from Net Investment Income	(1.342)	(1.189)	(1.115)	(.830)	(.798)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.342)	(1.189)	(1.115)	(.830)	(.798)
Net Asset Value, End of Period	$88.11	$77.23	$93.50	$74.47	$67.99
Total Return	15.99%	-16.12%	27.11%	11.10%	23.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$928	$752	$889	$646	$593
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.44%	1.26%	1.42%	1.26%
Portfolio Turnover Rate[3]	20%	10%	9%	31%	53%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management

Tax-Managed Small-Cap Fund
and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $265,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Small-Cap Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,949,625	—	—	8,949,625
Temporary Cash Investments	15,442	—	—	15,442
Total	8,965,067	—	—	8,965,067

Derivative Financial Instruments
Assets
Futures Contracts[1]	878	—	—	878
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	401,121
Total Distributable Earnings (Loss)	(401,121)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	964
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,993,829
Capital Loss Carryforwards	(872,816)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,121,977
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	134,726	118,838
Long-Term Capital Gains	—	—
Total	134,726	118,838
*	Includes short-term capital gains, if any.

Tax-Managed Small-Cap Fund
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,971,238
Gross Unrealized Appreciation	3,473,816
Gross Unrealized Depreciation	(479,987)
Net Unrealized Appreciation (Depreciation)	2,993,829
E.  During the year ended December 31, 2023, the fund purchased $2,177,554,000 of investment securities and sold $2,224,655,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $612,911,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $547,502,000 and sales were $120,098,000, resulting in net realized gain of $2,084,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,070,519	13,342	1,142,954	14,128
Issued in Lieu of Cash Distributions	83,991	1,039	75,203	977
Redeemed	(1,250,829)	(15,618)	(1,200,837)	(14,836)
Net Increase (Decrease)—Admiral Shares	(96,319)	(1,237)	17,320	269
Institutional Shares
Issued	92,320	1,198	63,464	795
Issued in Lieu of Cash Distributions	7,645	94	6,480	84
Redeemed	(40,380)	(504)	(53,257)	(650)
Net Increase (Decrease)—Institutional Shares	59,585	788	16,687	229
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (three of the funds constituting Vanguard Tax-Managed Funds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes,  and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Tax-Managed Balanced Fund	94.5%
Tax-Managed Capital Appreciation Fund	96.8
Tax-Managed Small-Cap Fund	77.6
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
Tax-Managed Balanced Fund	54,414
Tax-Managed Capital Appreciation Fund	234,306
Tax-Managed Small-Cap Fund	108,427
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Tax-Managed Balanced Fund	—
Tax-Managed Capital Appreciation Fund	1,001
Tax-Managed Small-Cap Fund	512
The Tax-Managed Balanced Fund designates 68% of its income dividends as exempt-interest dividends.
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
Tax-Managed Balanced Fund	902
Tax-Managed Capital Appreciation Fund	—
Tax-Managed Small-Cap Fund	25,221

"Bloomberg®" and Bloomberg 1–15 Year Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Tax-Managed Balanced Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Tax-Managed Balanced Fund or any member of the public regarding the advisability of investing in securities generally or in the Tax-Managed Balanced Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1–15 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Tax-Managed Balanced Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the or the owners of the Tax-Managed Balanced Fund into consideration in determining, composing or calculating the Bloomberg 1–15 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Tax-Managed Balanced Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Tax-Managed Balanced Fund customers, in connection with the administration, marketing or trading of the Tax-Managed Balanced Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TAX-MANAGED BALANCED FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TAX-MANAGED BALANCED FUND OR BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September
2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present)
of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1030 022024

Annual Report   |   December 31, 2023
Vanguard Developed Markets Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. Returns for Vanguard Developed Markets Index Fund ranged from 17.61% for Investor Shares to 17.84% for Institutional Shares. The fund’s benchmark, the FTSE Developed All Cap ex US Index, returned 17.97%.
•	With inflation continuing to ease, several major central banks slowed and eventually stopped hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	The industrial, financial, and technology sectors contributed most to results.
•	Over the past decade, the fund recorded average annual returns of around 4.5%, in line with its spliced benchmark index.
•	Returns for the fund differed from that of its benchmark in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.[1]
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1See Note 1 in the Notes to Financial Statements.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,059.40	$0.83
FTSE Developed Markets ETF Shares	1,000.00	1,059.60	0.26
Admiral™ Shares	1,000.00	1,059.10	0.36
Institutional Shares	1,000.00	1,059.80	0.26
Institutional Plus Shares	1,000.00	1,059.60	0.21
Based on Hypothetical 5% Yearly Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
FTSE Developed Markets ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.05% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Developed Markets Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Developed Markets ETF Shares Net Asset Value	17.77%	8.40%	4.55%	$15,609
FTSE Developed Markets ETF Shares Market Price	18.01	8.46	4.51	15,549
Spliced Developed ex US Index	17.97	8.38	4.56	15,619
FTSE Global All Cap ex US Index	15.79	7.46	4.20	15,093
Spliced Developed ex US Index: FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Developed Markets Index Fund Investor Shares	17.61%	8.27%	4.44%	$15,435
Spliced Developed ex US Index	17.97	8.38	4.56	15,619
FTSE Global All Cap ex US Index	15.79	7.46	4.20	15,093

See Financial Highlights for dividend and capital gains information.
4

Developed Markets Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Developed Markets Index Fund Admiral Shares	17.67%	8.36%	4.54%	$15,587
Spliced Developed ex US Index	17.97	8.38	4.56	15,619
FTSE Global All Cap ex US Index	15.79	7.46	4.20	15,093

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Developed Markets Index Fund Institutional Shares	17.84%	8.41%	4.56%	$7,808,094
Spliced Developed ex US Index	17.97	8.38	4.56	7,809,529
FTSE Global All Cap ex US Index	15.79	7.46	4.20	7,546,346

	One Year	Five Years	Since Inception (4/1/2014)	Final Value of a $100,000,000 Investment
Developed Markets Index Fund Institutional Plus Shares	17.80%	8.40%	4.57%	$154,620,260
Spliced Developed ex US Index	17.97	8.38	4.58	154,689,400
FTSE Global All Cap ex US Index	15.79	7.46	4.16	148,860,100
“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
FTSE Developed Markets ETF Shares Market Price	18.01%	50.10%	55.49%
FTSE Developed Markets ETF Shares Net Asset Value	17.77	49.65	56.09
Spliced Developed ex US Index	17.97	49.54	56.19
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Developed Markets Index Fund
Fund Allocation
As of December 31, 2023
Japan	21.1%
United Kingdom	12.8
Canada	9.6
France	9.1
Switzerland	7.7
Australia	6.9
Germany	6.8
South Korea	4.8
Netherlands	3.6
Sweden	3.1
Denmark	2.6
Italy	2.3
Spain	2.2
Hong Kong	1.9
Singapore	1.1
Other	4.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Developed Markets Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (6.8%)
	BHP Group Ltd.	40,978,059	1,400,000
	Commonwealth Bank of Australia	13,731,175	1,046,550
	CSL Ltd.	3,920,096	764,219
	National Australia Bank Ltd.	25,549,003	533,997
	Westpac Banking Corp.	28,405,403	443,195
	ANZ Group Holdings Ltd.	24,435,377	431,725
	Macquarie Group Ltd.	2,955,458	369,970
	Wesfarmers Ltd.	9,208,612	358,113
	Woodside Energy Group Ltd.	15,389,645	324,977
	Rio Tinto Ltd.	3,022,823	279,907
	Goodman Group	15,026,820	258,715
	Fortescue Ltd.	12,950,434	255,348
	Woolworths Group Ltd.	9,905,133	251,293
	Transurban Group	25,051,593	234,092
	Aristocrat Leisure Ltd.	5,325,139	147,951
*	James Hardie Industries plc GDR	3,579,858	138,025
	Santos Ltd.	26,419,574	137,369
	QBE Insurance Group Ltd.	12,107,075	122,676
	Coles Group Ltd.	10,559,259	115,994
	Amcor plc GDR	11,779,205	114,127
	Cochlear Ltd.	520,702	105,935
	Brambles Ltd.	11,290,688	104,652
	Suncorp Group Ltd.	10,285,250	97,395
	Telstra Group Ltd.	32,846,020	88,759
	Scentre Group	42,135,320	85,805
	Northern Star Resources Ltd.	9,156,510	84,955
	South32 Ltd.	37,092,148	83,889
	Computershare Ltd. (XASX)	4,857,579	80,905
	Origin Energy Ltd.	13,989,021	80,726
	Sonic Healthcare Ltd.	3,631,696	79,355
		Shares	Market Value• ($000)
*	Xero Ltd.	1,037,318	79,135
	Insurance Australia Group Ltd.	19,899,260	76,918
	ASX Ltd.	1,572,809	67,573
	WiseTech Global Ltd.	1,307,829	67,032
	Mineral Resources Ltd.	1,394,934	66,446
[1]	Pilbara Minerals Ltd.	23,417,521	62,856
	CAR Group Ltd.	2,933,453	62,164
	APA Group	10,417,402	60,625
	Lottery Corp. Ltd.	18,070,074	59,624
	BlueScope Steel Ltd.	3,705,283	59,071
	Stockland	19,415,028	58,879
	Medibank Pvt Ltd.	22,347,996	54,256
	SEEK Ltd.	2,845,145	51,762
	Ramsay Health Care Ltd.	1,423,258	51,055
	REA Group Ltd.	408,592	50,383
	GPT Group	15,501,521	48,922
	Treasury Wine Estates Ltd.	6,491,356	47,760
	Ampol Ltd.	1,932,689	47,631
	Dexus	8,750,213	45,730
	Mirvac Group	32,105,397	45,674
	Washington H Soul Pattinson & Co. Ltd.	2,041,645	45,610
	Vicinity Ltd.	30,986,869	43,044
	Evolution Mining Ltd.	15,090,573	40,599
	Orica Ltd.	3,685,579	40,063
	Endeavour Group Ltd.	11,079,264	39,346
*	NEXTDC Ltd.	4,149,628	38,753
	Atlas Arteria Ltd.	9,763,982	38,442
	Aurizon Holdings Ltd.	14,298,647	37,018
*	Lynas Rare Earths Ltd.	7,576,199	36,981
	Worley Ltd.	3,059,239	36,465
	ALS Ltd.	4,002,598	35,059
*	Arcadium Lithium plc GDR	4,542,381	34,700
	Cleanaway Waste Management Ltd.	18,097,252	33,177
	Steadfast Group Ltd.	8,330,761	33,089
7

Developed Markets Index Fund
		Shares	Market Value• ($000)
	JB Hi-Fi Ltd.	886,023	32,020
	Charter Hall Group	3,892,224	31,889
	AGL Energy Ltd.	4,854,388	31,380
	IGO Ltd.	5,054,395	31,151
	IDP Education Ltd.	2,263,818	30,881
	Altium Ltd.	959,102	30,574
	Incitec Pivot Ltd.	15,725,622	30,458
	Bendigo & Adelaide Bank Ltd.	4,589,337	30,261
	Qube Holdings Ltd.	13,598,096	30,067
	Seven Group Holdings Ltd.	1,149,794	28,942
	Whitehaven Coal Ltd.	5,697,640	28,914
	Lendlease Corp. Ltd.	5,583,456	28,422
	Pro Medicus Ltd.	415,013	27,081
	Reece Ltd.	1,729,054	26,373
*	Qantas Airways Ltd.	6,842,875	25,066
	Technology One Ltd.	2,291,239	23,983
	Bank of Queensland Ltd.	5,286,525	21,916
	Breville Group Ltd.	1,159,428	21,516
	Champion Iron Ltd.	3,726,653	21,356
[2]	Viva Energy Group Ltd.	8,898,316	21,172
	Domino's Pizza Enterprises Ltd.	505,400	20,288
	nib holdings Ltd.	3,910,899	19,717
	Orora Ltd.	10,960,039	19,440
	Reliance Worldwide Corp. Ltd.	6,393,035	19,313
	Metcash Ltd.	7,812,855	18,588
*	Sandfire Resources Ltd.	3,668,649	18,352
	CSR Ltd.	3,993,694	17,968
	Ansell Ltd.	1,032,986	17,722
[1]	Flight Centre Travel Group Ltd.	1,267,368	17,575
	Challenger Ltd.	3,712,725	16,436
	Downer EDI Ltd.	5,455,965	16,362
	Nine Entertainment Co. Holdings Ltd.	11,834,001	16,283
*	Paladin Energy Ltd.	23,686,893	15,872
	Perpetual Ltd.	904,817	15,723
	National Storage REIT	10,029,672	15,687
	Beach Energy Ltd.	14,362,807	15,681
	Iluka Resources Ltd.	3,418,568	15,378
	Eagers Automotive Ltd.	1,558,422	15,375
*	Webjet Ltd.	3,044,662	15,230
	ARB Corp. Ltd.	621,087	15,190
*	Neuren Pharmaceuticals Ltd.	877,162	14,924
	Region RE Ltd.	9,697,645	14,920
	New Hope Corp. Ltd.	4,206,885	14,805
*	Liontown Resources Ltd.	12,944,876	14,519
	Charter Hall Long Wale REIT	5,631,723	14,425
		Shares	Market Value• ($000)
	AMP Ltd.	22,635,270	14,350
	AUB Group Ltd.	747,943	14,158
	Super Retail Group Ltd.	1,315,534	14,137
	Perseus Mining Ltd.	11,103,619	13,966
	Harvey Norman Holdings Ltd.	4,776,157	13,675
	Sims Ltd.	1,288,675	13,674
	Deterra Royalties Ltd.	3,569,742	12,825
*	Alumina Ltd.	20,586,479	12,698
	Premier Investments Ltd.	661,427	12,435
	Ventia Services Group Pty. Ltd.	5,762,902	12,334
	Corporate Travel Management Ltd.	922,563	12,282
	Gold Road Resources Ltd.	8,739,652	11,682
	HomeCo Daily Needs REIT	14,000,423	11,635
	HUB24 Ltd.	455,956	11,186
	Nufarm Ltd.	3,126,019	11,132
	Tabcorp Holdings Ltd.	18,465,504	10,515
	Ramelius Resources Ltd.	9,115,665	10,445
	TPG Telecom Ltd.	2,956,249	10,440
	Charter Hall Retail REIT	4,226,262	10,391
	Bapcor Ltd.	2,722,020	10,278
	Nickel Industries Ltd.	21,572,185	10,212
*	De Grey Mining Ltd.	11,965,282	10,209
*	Boral Ltd.	2,744,134	10,083
*	Bellevue Gold Ltd.	8,851,670	10,083
	Centuria Industrial REIT	4,552,339	10,081
*	Genesis Minerals Ltd.	8,183,752	9,966
	BWP Trust	4,001,248	9,618
	Lifestyle Communities Ltd.	757,247	9,403
	GUD Holdings Ltd.	1,137,440	9,297
*	Telix Pharmaceuticals Ltd.	1,343,237	9,212
	Waypoint REIT Ltd.	5,481,555	9,107
	GrainCorp Ltd. Class A	1,830,844	9,104
	Ingenia Communities Group	3,003,079	9,097
	Brickworks Ltd.	474,785	9,046
	Yancoal Australia Ltd.	2,638,877	8,905
*	Regis Resources Ltd.	5,645,441	8,372
	Insignia Financial Ltd.	5,247,193	8,370
	IRESS Ltd.	1,499,990	8,317
	HMC Capital Ltd.	1,956,036	8,197

8

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Capricorn Metals Ltd.	2,513,259	8,057
	Inghams Group Ltd.	2,973,904	8,030
*	PEXA Group Ltd.	1,058,066	7,994
*	Megaport Ltd.	1,226,614	7,670
	Kelsian Group Ltd.	1,584,089	7,552
	Helia Group Ltd.	2,524,934	7,489
*	Adbri Ltd.	3,655,186	7,485
*	Star Entertainment Group Ltd.	21,341,050	7,484
	Costa Group Holdings Ltd.	3,522,597	7,479
*	Boss Energy Ltd.	2,728,230	7,474
	Monadelphous Group Ltd.	733,931	7,430
	Centuria Capital Group	6,159,402	7,370
	Lovisa Holdings Ltd.	440,746	7,343
*,2	Life360 Inc. GDR	1,421,257	7,297
[2]	Coronado Global Resources Inc. GDR	6,061,534	7,272
	Sigma Healthcare Ltd.	10,532,747	7,210
*	Karoon Energy Ltd.	5,198,729	7,203
	Netwealth Group Ltd.	684,697	7,191
	NRW Holdings Ltd.	3,532,875	7,177
	Collins Foods Ltd.	879,979	7,097
	Magellan Financial Group Ltd.	1,116,717	7,059
	EVT Ltd.	845,880	7,054
	Data#3 Ltd.	1,173,086	6,747
*	Strike Energy Ltd.	20,566,177	6,726
	Arena REIT	2,639,979	6,666
*	Audinate Group Ltd.	588,020	6,473
	Elders Ltd.	1,255,985	6,450
[1]	GQG Partners Inc. GDR	5,373,325	6,240
	IPH Ltd.	1,420,815	6,215
	Charter Hall Social Infrastructure REIT	3,044,150	6,199
	Johns Lyng Group Ltd.	1,483,669	6,188
	Link Administration Holdings Ltd.	4,043,932	6,013
*	Healius Ltd.	5,327,147	5,940
*,1	SiteMinder Ltd.	1,698,754	5,937
	Bega Cheese Ltd.	2,390,670	5,769
	Codan Ltd.	989,600	5,760
*	Nanosonics Ltd.	1,891,996	5,668
*	West African Resources Ltd.	8,650,170	5,564
*	Silver Lake Resources Ltd.	6,872,683	5,561
*	Red 5 Ltd.	26,035,012	5,489
*,1	PolyNovo Ltd.	4,865,690	5,481
*	Perenti Ltd.	7,621,781	5,397
	Stanmore Resources Ltd.	1,964,207	5,370
		Shares	Market Value• ($000)
	Pinnacle Investment Management Group Ltd.	767,061	5,267
*,1	Temple & Webster Group Ltd.	882,572	5,238
*	Resolute Mining Ltd.	17,338,696	5,234
	G8 Education Ltd.	6,497,223	5,222
	Credit Corp. Group Ltd.	467,990	5,169
	Imdex Ltd.	4,022,804	5,162
	McMillan Shakespeare Ltd.	471,906	5,131
*	Macquarie Technology Group Ltd.	105,113	4,909
	Domain Holdings Australia Ltd.	2,050,898	4,819
*	Silex Systems Ltd.	1,598,300	4,729
	Hansen Technologies Ltd.	1,361,527	4,726
*	Westgold Resources Ltd.	3,155,793	4,679
	Rural Funds Group	2,992,728	4,322
*,1	Weebit Nano Ltd.	1,470,107	4,273
*,1	Imugene Ltd.	56,608,722	4,235
*	Fleetpartners Group Ltd.	2,034,352	4,234
	Vulcan Steel Ltd.	803,169	4,184
	SmartGroup Corp. Ltd.	675,412	4,010
	Jumbo Interactive Ltd.	423,379	4,010
*	Alpha HPA Ltd.	5,562,815	3,976
	oOh!media Ltd.	3,451,990	3,892
	Centuria Office REIT	4,254,946	3,878
	Dexus Industria REIT	2,043,745	3,869
	Platinum Asset Management Ltd.	4,160,478	3,769
	Growthpoint Properties Australia Ltd.	2,374,821	3,767
*	Aussie Broadband Ltd.	1,414,804	3,758
	Cromwell Property Group	12,573,755	3,593
	Accent Group Ltd.	2,708,169	3,578
	HealthCo REIT	3,568,475	3,574
	Austal Ltd.	2,576,033	3,559
*	Tietto Minerals Ltd.	8,492,013	3,530
*,1	Latin Resources Ltd.	18,001,577	3,488
	PWR Holdings Ltd.	511,775	3,405
	Australian Ethical Investment Ltd.	918,810	3,385
	Dicker Data Ltd.	412,292	3,361
	Abacus Storage King	4,282,758	3,291
	Nick Scali Ltd.	391,260	3,286
[1]	Clinuvel Pharmaceuticals Ltd.	300,118	3,269
	GWA Group Ltd.	2,129,216	3,249
*,1	Chalice Mining Ltd.	2,777,185	3,204
*,1	Sayona Mining Ltd.	66,319,965	3,196

9

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Cettire Ltd.	1,612,355	3,187
	Abacus Group	4,025,443	3,142
*,1	Calix Ltd.	1,325,630	3,095
*,1	Zip Co. Ltd.	6,920,038	2,985
	Hotel Property Investments Ltd.	1,523,451	2,979
*	Judo Capital Holdings Ltd.	4,179,950	2,853
	Service Stream Ltd.	4,438,308	2,846
	Infomedia Ltd.	2,859,293	2,807
	Mayne Pharma Group Ltd.	657,999	2,753
*,1	Core Lithium Ltd.	15,963,741	2,716
	Myer Holdings Ltd.	6,407,008	2,615
*,3	Leo Lithium Ltd.	7,547,085	2,597
*	Australian Agricultural Co. Ltd.	2,585,056	2,465
*,3	AVZ Minerals Ltd.	18,520,485	2,461
*,1	Syrah Resources Ltd.	5,467,712	2,404
*,1	Carnarvon Energy Ltd.	14,823,690	2,322
[1]	Regis Healthcare Ltd.	1,016,749	2,253
*	Mount Gibson Iron Ltd.	5,773,933	2,163
*	Nuix Ltd.	1,599,437	2,062
[1]	Australian Clinical Labs Ltd.	1,001,538	1,971
*,1	Kogan.com Ltd.	547,988	1,953
*	Tyro Payments Ltd.	2,593,788	1,950
*,1	Select Harvests Ltd.	985,337	1,946
[1]	APM Human Services International Ltd.	2,327,568	1,944
*	Opthea Ltd.	5,012,258	1,942
*	Omni Bridgeway Ltd.	2,018,839	1,865
*,1	Vulcan Energy Resources Ltd.	947,699	1,840
*	Cooper Energy Ltd.	20,475,611	1,813
	MyState Ltd.	843,776	1,805
	Emeco Holdings Ltd.	3,941,779	1,799
*	OFX Group Ltd.	1,724,162	1,771
	Integral Diagnostics Ltd.	1,303,918	1,693
*,1	ioneer Ltd.	16,526,891	1,684
*	Bravura Solutions Ltd.	2,834,682	1,649
	Australian Finance Group Ltd.	1,536,988	1,633
*	Alkane Resources Ltd.	3,626,578	1,614
*,1	Mesoblast Ltd.	7,568,667	1,586
	GDI Property Group Partnership	3,577,001	1,584
	Cedar Woods Properties Ltd.	460,080	1,564
*,1	Arafura Rare Earths Ltd.	13,678,880	1,537
*,1	Fineos Corp. Ltd. GDR	1,133,495	1,475
		Shares	Market Value• ($000)
*	Superloop Ltd.	3,218,749	1,469
*	Coast Entertainment Holdings Ltd.	4,598,736	1,442
*	EML Payments Ltd.	2,593,475	1,396
*	Seven West Media Ltd.	7,289,604	1,340
[1]	Baby Bunting Group Ltd.	980,042	1,335
*,1	29Metals Ltd.	3,013,058	1,323
	SG Fleet Group Ltd.	824,704	1,319
[1]	Southern Cross Media Group Ltd.	1,891,003	1,283
	Solvar Ltd.	1,338,328	1,205
	Navigator Global Investments Ltd. (XASX)	1,329,992	1,152
*	Aurelia Metals Ltd.	14,557,973	1,088
[1]	PointsBet Holdings Ltd.	1,642,457	1,028
*,1	Praemium Ltd.	3,716,078	986
*,1	Lake Resources NL	10,707,296	946
	St Barbara Ltd.	6,363,871	907
*,1	Argosy Minerals Ltd.	9,847,470	903
[1]	Humm Group Ltd.	2,670,191	901
*,1	Novonix Ltd.	1,768,371	873
	Jupiter Mines Ltd.	7,668,459	863
*	Pact Group Holdings Ltd.	1,420,127	828
*,1	BrainChip Holdings Ltd.	6,871,365	792
*,1	Australian Strategic Materials Ltd.	911,613	788
*,1	Paradigm Biopharmaceuticals Ltd.	2,117,667	612
*,1	Jervois Global Ltd.	20,431,993	611
*,1	Appen Ltd.	1,339,474	573
*,1	Neometals Ltd.	3,746,652	536
*	Navigator Global Investments Ltd.	525,896	455
*,1	Bubs Australia Ltd.	5,079,742	449
*,1	Andromeda Metals Ltd.	21,412,926	365
*,3	Firefinch Ltd.	8,031,301	328
			12,280,692
Austria (0.3%)
	Erste Group Bank AG	2,492,776	100,970
	OMV AG	1,152,833	50,578
	Verbund AG	538,219	49,878
	ANDRITZ AG	563,282	35,043
[2]	BAWAG Group AG	649,437	34,369
	Wienerberger AG	862,758	28,746
	voestalpine AG	903,055	28,434
	Raiffeisen Bank International AG	1,043,806	21,510
	CA Immobilien Anlagen AG	305,303	10,942
[1]	Mayr Melnhof Karton AG	70,205	9,822
[1]	Oesterreichische Post AG	271,560	9,793

10

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Telekom Austria AG	1,123,315	9,481
[1]	EVN AG	292,469	9,176
	Vienna Insurance Group AG Wiener Versicherung Gruppe	311,942	9,119
	DO & CO AG	54,512	8,097
	UNIQA Insurance Group AG	914,985	7,532
*	Lenzing AG	154,754	6,067
*	IMMOFINANZ AG	257,264	5,975
[1]	AT&S Austria Technologie & Systemtechnik AG	202,757	5,878
	Strabag SE	100,614	4,599
	Schoeller-Bleckmann Oilfield Equipment AG	85,863	4,187
	Palfinger AG	109,397	3,040
	Flughafen Wien AG	43,609	2,452
	Porr AG	98,955	1,387
	Agrana Beteiligungs AG	84,876	1,321
*,1	Eurotelesites AG	273,661	1,100
*	S IMMO AG (XWBO)	41,656	574
			460,070
Belgium (0.9%)
	Anheuser-Busch InBev SA	7,040,455	454,448
*	Argenx SE	481,229	183,044
	KBC Group NV	1,999,029	129,736
	UCB SA	983,438	85,728
*	Syensqo SA	565,359	58,830
	Ageas SA	1,337,034	58,122
	Groupe Bruxelles Lambert NV	736,908	58,034
	Umicore SA	1,663,272	45,751
	Warehouses De Pauw CVA	1,362,217	42,880
	Elia Group SA	306,125	38,319
	D'ieteren Group	180,774	35,362
	Sofina SA	139,711	34,833
	Ackermans & van Haaren NV	180,523	31,671
	Lotus Bakeries NV	3,262	29,648
	Aedifica SA	381,475	26,811
	Cofinimmo SA	277,240	21,849
	Colruyt Group N.V	394,207	17,782
	Solvay SA	565,359	17,328
	Melexis NV	164,678	16,597
	Euronav NV	867,698	15,324
	Bekaert SA	290,208	14,916
	KBC Ancora	282,497	12,965
	Montea NV	130,460	12,402
	Proximus SADP	1,144,610	10,761
	Barco NV	574,215	10,502
	Shurgard Self Storage Ltd. (XBRU)	202,946	10,053
	VGP NV	80,923	9,377
	Fagron	472,363	8,676
		Shares	Market Value• ($000)
	Xior Student Housing NV	253,977	8,347
	Gimv NV	161,143	7,891
	Retail Estates NV	99,391	7,094
	Deme Group NV	55,516	6,828
	Tessenderlo Group SA	186,422	5,819
	Kinepolis Group NV	111,662	5,515
*	Ontex Group NV	509,156	4,279
	bpost SA	803,846	4,144
	Van de Velde NV	48,441	1,806
*	AGFA-Gevaert NV	972,016	1,579
	Wereldhave Belgium Comm VA	20,290	1,081
			1,546,132
Canada (9.5%)
	Royal Bank of Canada	11,412,891	1,154,166
	Toronto-Dominion Bank	14,797,394	956,155
*	Shopify Inc. Class A	9,232,722	718,801
	Enbridge Inc.	17,197,050	619,070
	Canadian Pacific Kansas City Ltd.	7,556,861	597,910
	Canadian National Railway Co.	4,736,201	595,309
	Bank of Montreal	5,861,990	580,028
	Canadian Natural Resources Ltd.	8,701,792	570,094
	Brookfield Corp.	12,222,879	490,280
[1]	Bank of Nova Scotia	9,803,323	477,200
	Constellation Software Inc.	161,081	399,377
	Alimentation Couche-Tard Inc.	6,023,496	354,714
	Canadian Imperial Bank of Commerce	7,348,546	353,826
	Suncor Energy Inc.	10,596,158	339,464
	Manulife Financial Corp.	14,887,819	328,980
[1]	TC Energy Corp.	8,376,683	327,216
	Waste Connections Inc.	2,086,350	311,539
	Sun Life Financial Inc.	4,762,678	247,003
	Nutrien Ltd.	4,035,354	227,342
	Intact Financial Corp.	1,444,771	222,279
[1]	National Bank of Canada	2,727,232	207,879
	Agnico Eagle Mines Ltd.	3,723,700	204,163
	Restaurant Brands International Inc.	2,499,991	195,332
	Barrick Gold Corp.	10,708,649	193,476
	Thomson Reuters Corp.	1,269,190	185,563
	Wheaton Precious Metals Corp.	3,674,268	181,266
*	CGI Inc.	1,680,955	180,077
	Cenovus Energy Inc.	10,637,176	177,253
	Franco-Nevada Corp.	1,548,593	171,531

11

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Fortis Inc. (XTSE)	3,935,104	161,883
	Fairfax Financial Holdings Ltd.	175,427	161,851
	Dollarama Inc.	2,193,001	158,039
	Teck Resources Ltd. Class B	3,686,892	155,845
	Pembina Pipeline Corp.	4,463,792	153,683
	Cameco Corp.	3,512,850	151,458
	WSP Global Inc.	952,328	133,493
	Magna International Inc.	2,160,839	127,672
[1]	Power Corp. of Canada	4,327,768	123,753
	Loblaw Cos. Ltd.	1,224,852	118,580
	Tourmaline Oil Corp.	2,324,441	104,534
	RB Global Inc.	1,467,482	98,201
	Metro Inc.	1,892,842	97,981
	BCE Inc.	2,462,241	96,944
	Open Text Corp.	2,173,938	91,368
	TFI International Inc.	666,372	90,643
	Brookfield Asset Management Ltd. Class A	2,198,094	88,285
	Emera Inc.	2,220,050	84,275
	Imperial Oil Ltd.	1,381,586	78,701
[2]	Hydro One Ltd.	2,566,226	76,887
[1]	ARC Resources Ltd.	4,939,440	73,325
	Great-West Lifeco Inc.	2,204,501	72,970
	Stantec Inc.	904,332	72,603
	TELUS Corp.	3,918,750	69,736
	George Weston Ltd.	546,889	67,894
	Barrick Gold Corp. (XLON)	3,561,990	63,793
	Kinross Gold Corp.	9,962,606	60,300
*	Descartes Systems Group Inc.	686,179	57,652
	Toromont Industries Ltd.	656,148	57,491
	iA Financial Corp. Inc.	836,743	57,042
	GFL Environmental Inc.	1,599,801	55,188
	TMX Group Ltd.	2,251,827	54,467
	West Fraser Timber Co. Ltd.	626,857	53,629
	Element Fleet Management Corp.	3,190,471	51,912
*	CAE Inc.	2,391,088	51,609
	FirstService Corp.	310,226	50,255
[1]	Canadian Apartment Properties REIT	1,353,028	49,830
	Pan American Silver Corp.	2,935,482	47,919
	AltaGas Ltd.	2,258,016	47,408
	Gildan Activewear Inc.	1,412,656	46,717
	SNC-Lavalin Group Inc.	1,423,257	45,822
		Shares	Market Value• ($000)
	Canadian Tire Corp. Ltd. Class A	428,261	45,481
	Lundin Mining Corp.	5,545,242	45,365
	Keyera Corp.	1,851,958	44,767
*,1	Ivanhoe Mines Ltd. Class A	4,585,201	44,466
	Alamos Gold Inc. Class A	3,210,143	43,172
*	MEG Energy Corp.	2,315,694	41,366
	Saputo Inc.	1,978,814	40,068
	Onex Corp.	553,649	38,662
[1]	Northland Power Inc.	2,053,332	37,299
	First Quantum Minerals Ltd.	4,514,979	36,970
[1]	Boyd Group Services Inc.	173,109	36,383
	Parkland Corp.	1,107,578	35,700
	Finning International Inc.	1,218,115	35,227
[1]	Algonquin Power & Utilities Corp.	5,544,733	34,983
[1]	Brookfield Infrastructure Corp. Class A	964,889	34,036
[1]	RioCan REIT	2,416,125	33,952
	B2Gold Corp.	10,421,413	32,954
[1]	Colliers International Group Inc.	252,661	31,958
[1]	Brookfield Renewable Corp. Class A (XTSE)	1,081,084	31,118
[1]	PrairieSky Royalty Ltd.	1,724,141	30,188
	Crescent Point Energy Corp.	4,329,565	30,028
*	Bombardier Inc. Class B	693,527	27,850
	Granite REIT	483,133	27,813
*	ATS Corp.	644,863	27,794
*	Celestica Inc.	946,203	27,714
	Stella-Jones Inc.	474,125	27,595
[1]	Capital Power Corp.	946,385	27,026
	Enerplus Corp.	1,723,614	26,419
[1]	Methanex Corp.	544,199	25,743
*	Kinaxis Inc.	227,067	25,484
*	Lightspeed Commerce Inc.	1,128,388	23,691
[1]	Choice Properties REIT	2,074,875	21,844
[1]	Premium Brands Holdings Corp.	301,581	21,401
[1]	Osisko Gold Royalties Ltd.	1,497,258	21,368
[1]	Dream Industrial REIT	1,997,518	21,045
*	Bausch Health Cos. Inc.	2,579,672	20,695
[1]	BRP Inc.	282,836	20,240
*	Air Canada	1,424,121	20,087
[1]	SmartCentres REIT	1,059,736	19,906
[1]	First Capital REIT	1,713,475	19,837
*	Eldorado Gold Corp.	1,501,919	19,496

12

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Primo Water Corp.	1,270,983	19,146
	TransAlta Corp.	2,252,348	18,732
[1]	Baytex Energy Corp.	5,563,022	18,389
	SSR Mining Inc.	1,674,146	17,966
[1]	Tricon Residential Inc.	1,967,430	17,907
	Atco Ltd. Class I	608,897	17,770
	Canadian Western Bank	761,474	17,740
[1]	Gibson Energy Inc.	1,156,631	17,571
*	Capstone Copper Corp.	3,574,350	17,399
[1]	IGM Financial Inc.	658,443	17,397
	Russel Metals Inc.	503,554	17,113
	Definity Financial Corp.	597,661	16,932
	Chartwell Retirement Residences	1,904,477	16,845
	Boralex Inc. Class A	658,872	16,747
	Linamar Corp.	344,747	16,656
[1]	Boardwalk REIT	303,060	16,317
[1]	H&R REIT	2,148,322	16,051
[1]	Whitecap Resources Inc.	2,397,557	16,049
	Parex Resources Inc.	841,890	15,852
[1]	Vermilion Energy Inc.	1,306,494	15,746
[1]	Allied Properties REIT	1,027,259	15,645
*	BlackBerry Ltd.	4,272,539	15,155
*,1	Aritzia Inc.	729,496	15,140
[1]	First Majestic Silver Corp.	2,314,531	14,201
[1]	CI Financial Corp.	1,238,259	13,887
	Stelco Holdings Inc.	349,017	13,220
[2]	Nuvei Corp.	502,101	13,191
*	Shopify Inc. Class A (XTSE)	165,520	12,894
	Paramount Resources Ltd. Class A	612,257	11,981
	Maple Leaf Foods Inc.	602,317	11,473
	North West Co. Inc.	382,398	11,333
	Topaz Energy Corp.	749,598	10,964
	OceanaGold Corp.	5,668,849	10,867
	Centerra Gold Inc.	1,759,684	10,505
	Lundin Gold Inc.	835,632	10,431
[1]	Superior Plus Corp.	1,434,884	10,428
*	Equinox Gold Corp.	2,129,930	10,352
	Hudbay Minerals Inc.	1,859,073	10,228
	Quebecor Inc. Class B	413,979	9,848
*	IAMGOLD Corp.	3,855,267	9,718
	Enghouse Systems Ltd.	355,488	9,417
[1]	Innergex Renewable Energy Inc.	1,244,026	8,628
[1]	Primaris REIT	775,979	8,082
	Winpak Ltd.	248,272	7,663
*	Torex Gold Resources Inc.	691,275	7,627
		Shares	Market Value• ($000)
*,1	Ballard Power Systems Inc.	2,046,132	7,582
	Mullen Group Ltd.	708,819	7,511
	Laurentian Bank of Canada	351,269	7,388
*	Novagold Resources Inc.	1,951,050	7,289
[1]	Cascades Inc.	757,120	7,274
[1]	NorthWest Healthcare Properties REIT	1,710,235	6,660
[1]	Westshore Terminals Investment Corp.	317,612	6,573
*	Canfor Corp.	480,977	6,479
[1]	Cargojet Inc.	69,188	6,222
[1]	Transcontinental Inc. Class A	584,657	6,045
*,1	Lithium Americas Corp.	782,056	5,017
*,1	Lithium Americas Argentina Corp.	782,056	4,928
*,1	Canada Goose Holdings Inc.	408,425	4,852
[1]	Dye & Durham Ltd.	377,516	4,091
	First National Financial Corp.	135,781	3,933
	Cogeco Communications Inc.	76,544	3,428
*,1	Cronos Group Inc.	1,626,883	3,401
			17,111,998
Denmark (2.6%)
	Novo Nordisk A/S Class B	25,477,489	2,640,262
*	Vestas Wind Systems A/S	8,191,765	259,202
	DSV A/S	1,420,698	249,626
*	Genmab A/S	530,967	169,300
	Danske Bank A/S	5,389,307	144,063
	Coloplast A/S Class B	1,009,461	115,347
	Carlsberg A/S Class B	752,402	94,415
	Pandora A/S	660,322	91,293
	Novozymes A/S Class B	1,622,945	89,219
[2]	Orsted A/S	1,532,277	84,944
	AP Moller - Maersk A/S Class B	39,665	71,398
	Chr Hansen Holding A/S	834,357	69,975
	Tryg A/S	2,809,219	61,135
	AP Moller - Maersk A/S Class A	22,211	39,453
*	Demant A/S	788,602	34,588
	Ringkjoebing Landbobank A/S	221,877	32,587
*	NKT A/S	438,797	30,164
*	GN Store Nord A/S	1,181,590	30,067
	Jyske Bank A/S (Registered)	375,095	26,897
	Royal Unibrew A/S	402,422	26,884

13

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Zealand Pharma A/S	475,182	26,285
	ISS A/S	1,244,263	23,765
*	Ambu A/S Class B	1,481,321	23,077
	ROCKWOOL A/S Class B	71,268	20,851
	Sydbank A/S	457,744	19,909
	FLSmidth & Co. A/S	458,916	19,528
	Topdanmark A/S	346,598	16,551
*	ALK-Abello A/S	1,069,916	16,045
*	Bavarian Nordic A/S	507,151	13,330
	Alm Brand A/S	6,850,651	12,111
	H Lundbeck A/S	2,099,919	10,195
	Spar Nord Bank A/S	641,892	10,138
*,1,2	Netcompany Group A/S	268,105	8,954
	D/S Norden A/S	178,430	8,486
	Schouw & Co. A/S	100,627	8,244
	Dfds A/S	247,303	8,167
[2]	Scandinavian Tobacco Group A/S	437,160	7,596
	Torm plc Class A	242,440	7,338
	Chemometec A/S	126,988	7,297
*	NTG Nordic Transport Group A/S	130,324	5,677
	H Lundbeck A/S Shares A	448,123	1,907
			4,636,270
Finland (0.9%)
	Nordea Bank Abp (XHEL)	27,790,468	345,015
	UPM-Kymmene OYJ	4,326,798	163,210
	Sampo OYJ Class A	3,649,329	159,886
	Nokia OYJ	42,225,187	143,816
	Kone OYJ Class B	2,651,846	132,648
	Neste OYJ	3,387,715	120,433
	Stora Enso OYJ Class R	4,652,229	64,459
	Wartsila OYJ Abp	3,948,827	57,390
	Elisa OYJ	1,157,894	53,528
	Metso OYJ	5,198,027	52,770
	Fortum OYJ	3,536,148	51,077
	Kesko OYJ Class B	2,202,610	43,664
	Valmet OYJ	1,340,220	38,756
	Orion OYJ Class B	846,852	36,695
	Huhtamaki OYJ	757,142	30,732
	Konecranes OYJ	581,019	26,211
	Cargotec OYJ Class B	357,840	20,874
	TietoEVRY OYJ (XHEL)	826,801	19,696
	Kojamo OYJ	1,404,847	18,441
*	Mandatum OYJ	3,881,499	17,400
	Kemira OYJ	929,821	17,248
	Outokumpu OYJ	2,974,063	14,757
*,1	QT Group OYJ	160,789	11,478
	Metsa Board OYJ Class B	1,405,242	11,182
	Nokian Renkaat OYJ	999,777	9,137
	Tokmanni Group Corp.	397,281	6,419
		Shares	Market Value• ($000)
	Revenio Group OYJ	191,357	5,735
[2]	Terveystalo OYJ	630,482	5,392
	Sanoma OYJ	608,672	4,666
	Citycon OYJ	625,850	3,593
*	Finnair OYJ	67,113,073	2,952
	YIT OYJ	1,275,049	2,791
	Raisio OYJ Class V	991,296	2,164
	F-Secure OYJ	848,223	1,908
			1,696,123
France (9.0%)
	LVMH Moet Hennessy Louis Vuitton SE	2,013,791	1,636,280
	TotalEnergies SE	17,888,841	1,216,424
	Sanofi SA	8,859,868	880,430
	Schneider Electric SE	4,342,931	874,259
	Airbus SE	4,765,717	736,248
	Hermes International SCA	278,160	591,233
	BNP Paribas SA	8,486,385	589,343
	L'Oreal SA Loyalty Shares	1,077,995	537,381
	Vinci SA	4,027,804	506,880
	EssilorLuxottica SA	2,477,297	497,438
	Safran SA	2,771,680	488,676
	AXA SA	14,444,619	471,710
	Air Liquide SA Loyalty Shares	2,317,116	451,132
	Danone SA	5,070,858	328,990
	Pernod Ricard SA	1,659,103	293,200
	L'Oreal SA (XPAR)	572,950	285,616
	Air Liquide SA (XPAR)	1,462,666	284,774
	Cie de Saint-Gobain SA	3,756,779	277,052
	Capgemini SE	1,309,967	273,772
	Dassault Systemes SE	5,444,420	266,490
	STMicroelectronics NV	5,299,752	265,830
	Kering SA	583,980	258,644
	Legrand SA	2,090,215	217,667
	Cie Generale des Etablissements Michelin SCA	5,690,584	204,443
	Orange SA	15,574,131	177,509
	Publicis Groupe SA	1,857,822	172,614
	Veolia Environnement SA	5,172,124	163,474
	Societe Generale SA	6,044,386	160,813
	Engie SA Loyalty Shares	7,440,768	131,079
	Credit Agricole SA	8,927,756	126,923
	Edenred SE	2,023,381	121,089
	Thales SA	801,946	118,746
	Engie SA (XPAR)	5,424,031	95,551
	Carrefour SA	4,422,485	80,996
	L'Oreal SA	148,958	74,256
	Teleperformance SE	470,397	68,870
	Eiffage SA	630,973	67,735

14

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Eurofins Scientific SE	994,108	64,848
	Bouygues SA	1,716,555	64,764
	Renault SA	1,555,341	63,613
*,1	Unibail-Rodamco-Westfield	836,407	61,864
	Bureau Veritas SA	2,317,402	58,630
[2]	Euronext NV	661,121	57,456
	Accor SA	1,494,364	57,198
	Vivendi SE	5,169,014	55,334
	Arkema SA	467,806	53,292
	Rexel SA	1,934,752	53,102
	Getlink SE	2,853,703	52,265
	Sartorius Stedim Biotech	194,869	51,676
	Gecina SA	418,463	50,943
	Air Liquide SA PF 2025	256,252	49,891
	Klepierre SA	1,669,521	45,579
	Bollore SE	7,061,638	44,190
	L'Oreal SA Loyalty Line 2024	82,735	41,243
	Sodexo SA ACT Loyalty Shares	372,569	41,016
	BioMerieux	348,815	38,809
	Gaztransport Et Technigaz SA	282,289	37,394
	Dassault Aviation SA	183,885	36,433
*	SOITEC	201,554	36,067
	SCOR SE	1,225,812	35,918
	Alten SA	240,791	35,875
*,2	Worldline SA	1,992,749	34,654
	Aeroports de Paris SA	259,751	33,704
	Ipsen SA	278,297	33,198
	SPIE SA	1,041,356	32,596
[2]	Amundi SA	461,470	31,477
	Alstom SA	2,316,773	31,242
	Elis SA	1,472,069	30,768
[2]	La Francaise des Jeux SAEM	808,910	29,384
*	Forvia SE	1,287,793	29,172
	Air Liquide SA Loyalty Line 2024	143,409	27,921
	Valeo SE	1,686,934	26,073
	Technip Energies NV	1,105,042	25,794
	Sopra Steria Group SACA	116,048	25,417
	Sodexo SA (XPAR)	224,462	24,711
	Covivio SA	432,285	23,261
	Remy Cointreau SA	179,363	22,879
	Nexans SA	255,672	22,431
[2]	Verallia SA	567,461	21,862
*	Ubisoft Entertainment SA	840,123	21,476
*	Vallourec SACA	1,337,758	20,780
	Wendel SE	224,557	20,037
	IPSOS SA	309,962	19,462
	SES SA	2,901,760	19,108
	Rubis SCA	760,720	18,925
[2]	Neoen SA	552,225	18,492
		Shares	Market Value• ($000)
	SEB SA Loyalty Shares	126,015	15,780
	Eurazeo SE Prime DE Fidelite	193,320	15,372
	Engie SA PF 2025	834,909	14,708
	Virbac SACA	35,099	13,986
*	Air France-KLM	924,434	13,911
	Societe BIC SA	195,061	13,546
*	JCDecaux SE	589,958	11,871
[2]	ALD SA	1,590,934	11,360
	Coface SA	855,484	11,211
	Trigano SA	64,908	10,656
	ICADE	263,135	10,328
	Eurazeo SE (XPAR)	126,497	10,058
	Imerys SA	316,697	9,986
	Engie SA Loyalty Line 2024	553,090	9,743
*	SES-imagotag SA	62,932	9,453
	Interparfums SA	153,425	8,544
	Mercialys SA	716,225	7,872
	Carmila SA	455,556	7,846
	ARGAN SA	80,044	7,537
	Metropole Television SA	522,279	7,464
	SEB SA (XPAR)	56,193	7,037
*	ID Logistics Group SACA	20,545	6,944
	Television Francaise 1 SA	849,576	6,696
	Nexity SA	345,436	6,438
*,1	Atos SE	790,128	6,171
	Eramet SA	77,842	6,167
	Cie Plastic Omnium SE	438,182	5,814
	Quadient SA	268,493	5,707
[1]	Mersen SA	137,054	5,330
*,1	Eutelsat Communications SACA	1,111,783	5,227
	Cie de L'Odet SE	3,072	4,937
*,2	X-Fab Silicon Foundries SE	429,254	4,834
	PEUGEOT INVEST	43,061	4,827
	Vicat SACA	122,025	4,432
	Sodexo Prime De Fidelite 2026	39,000	4,293
	Derichebourg SA	753,479	4,242
*,1	Valneva SE	800,972	4,182
	Sodexo Prime De Fidelite 2027	37,444	4,122
	Eurazeo SE PF 2025	49,881	3,966
	Beneteau SACA	282,877	3,903
*	CGG SA	5,889,141	3,889
	Vetoquinol SA	30,410	3,440
*	Voltalia SA (Registered)	296,467	3,415
	Antin Infrastructure Partners SA	214,007	3,257
*,1,2	Elior Group SA	933,414	3,033
	Etablissements Maurel et Prom SA	427,935	2,870

15

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Altarea SCA	32,343	2,862
	Fnac Darty SA	87,396	2,657
	Manitou BF SA	102,096	2,617
	Sodexo Inc.	22,289	2,454
	Lagardere SA	119,252	2,422
*	Euroapi SA	372,744	2,363
	Jacquet Metals SACA	100,866	2,185
*,1	OVH Groupe SAS	229,158	2,184
	GL Events SACA	99,788	2,163
	Lisi SA	73,787	1,926
	Equasens	28,095	1,897
	Boiron SA	42,518	1,894
[1]	Clariane SE	576,733	1,531
	Eurazeo SE Prime Fidelite 2024	16,261	1,293
	Bonduelle SCA	104,031	1,259
*,2	SMCP SA	329,050	1,245
	Sodexo SA Loyalty Shares 2025	11,102	1,222
*	Believe SA	102,436	1,190
	LISI (XPAR)	38,168	996
[2]	Maisons du Monde SA	141,135	885
*,1,2	Aramis Group SAS	146,609	705
*,1	Casino Guichard Perrachon SA	301,325	261
	Lisi SA Prime De Fidelite	3,549	93
			16,210,500
Germany (6.5%)
	SAP SE	8,929,079	1,374,378
	Siemens AG (Registered)	6,067,830	1,138,382
	Allianz SE (Registered)	3,230,777	863,397
	Deutsche Telekom AG (Registered)	27,542,742	662,219
	Mercedes-Benz Group AG	6,991,790	482,419
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,110,931	460,830
	Infineon Technologies AG	10,608,321	443,031
	BASF SE	7,239,826	389,843
	Deutsche Post AG	7,667,347	379,504
	Deutsche Boerse AG	1,495,550	307,986
	Bayer AG (Registered)	8,002,967	296,941
	Bayerische Motoren Werke AG (XETR)	2,531,260	281,658
	adidas AG	1,343,536	273,016
	RWE AG	5,795,246	263,758
	E.ON SE	18,029,783	242,231
	Deutsche Bank AG (Registered)	16,239,426	221,686
[1]	Vonovia SE	5,664,639	177,993
	Merck KGaA	1,051,718	167,449
		Shares	Market Value• ($000)
	Daimler Truck Holding AG	4,317,910	162,198
[2]	Siemens Healthineers AG	2,251,699	130,731
	Beiersdorf AG	811,054	121,459
	Hannover Rueck SE	487,291	116,513
	Symrise AG	1,060,090	116,499
	Rheinmetall AG	353,176	112,005
	Fresenius SE & Co. KGaA	3,348,451	103,787
	Heidelberg Materials AG	1,133,020	101,279
	Brenntag SE	1,097,354	100,855
	Commerzbank AG	8,465,852	100,623
	MTU Aero Engines AG	437,683	94,297
*,2	Covestro AG	1,547,613	90,182
*	QIAGEN NV	1,787,308	77,706
	Continental AG	878,267	74,592
	Fresenius Medical Care AG	1,652,093	69,071
	Henkel AG & Co. KGaA (XTER)	814,998	58,475
	GEA Group AG	1,398,340	58,135
*,1	Siemens Energy AG	4,398,084	58,126
*	LEG Immobilien SE (XETR)	603,558	52,817
	Puma SE	810,470	45,086
*,2	Delivery Hero SE	1,605,675	44,193
*	Deutsche Lufthansa AG (Registered)	4,870,372	43,299
[2]	Scout24 SE	601,942	42,564
*,2	Zalando SE	1,774,617	42,013
	Nemetschek SE	438,597	37,866
	AIXTRON SE	862,469	36,722
	Knorr-Bremse AG	535,898	34,611
	HUGO BOSS AG	460,990	34,344
	Evonik Industries AG	1,663,507	33,984
	Bechtle AG	666,706	33,394
	CTS Eventim AG & Co. KGaA	478,553	33,099
	Carl Zeiss Meditec AG (Bearer)	299,207	32,570
	Talanx AG	432,713	30,924
	Volkswagen AG	234,192	30,645
*	Evotec SE	1,281,155	30,047
	Rational AG	38,734	29,889
	Gerresheimer AG	281,642	29,301
	thyssenkrupp AG	4,015,424	27,933
	Freenet AG	966,396	27,048
	KION Group AG	586,435	25,029
	K&S AG (Registered)	1,553,412	24,524
	LANXESS AG	705,817	22,077
*	HelloFresh SE	1,318,909	20,795
	Aurubis AG	246,611	20,180
	HOCHTIEF AG	172,458	19,099
	Telefonica Deutschland Holding AG	7,310,714	18,992
*	TAG Immobilien AG	1,223,052	17,782

16

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Fraport AG Frankfurt Airport Services Worldwide	287,088	17,323
*,2	TeamViewer SE	1,098,527	17,063
[1]	Hella GmbH & Co. KGaA	184,882	16,823
	United Internet AG (Registered)	655,162	16,662
	Siltronic AG	168,542	16,454
*,1	Encavis AG	892,708	15,355
	Wacker Chemie AG	121,291	15,292
	Stroeer SE & Co. KGaA	253,952	15,064
*	Aroundtown SA	5,514,119	15,028
	Krones AG	117,272	14,473
	Stabilus SE	200,605	13,661
	Jenoptik AG	414,298	12,994
*,1	Nordex SE	1,129,478	12,961
[2]	Befesa SA	328,741	12,747
[2]	DWS Group GmbH & Co. KGaA	319,027	12,262
[1]	RTL Group SA	310,308	11,985
	Sixt SE (XETR)	107,216	11,969
	Hensoldt AG	427,144	11,504
	Fielmann Group AG	196,493	10,537
	Deutsche Wohnen SE	397,376	10,490
*,1	MorphoSys AG	277,972	10,466
	FUCHS SE	265,038	9,498
	Salzgitter AG	306,992	9,477
	Traton SE	400,833	9,438
*,2	Redcare Pharmacy NV	64,982	9,430
	Duerr AG	397,586	9,375
	CANCOM SE	285,163	9,304
*	Grand City Properties SA	794,707	8,918
[1]	Kontron AG	362,605	8,611
*	flatexDEGIRO AG	678,709	8,353
[1]	ProSiebenSat.1 Media SE	1,352,523	8,251
	CompuGroup Medical SE & Co. KGaA	196,499	8,225
	Bilfinger SE	208,240	8,008
	Suedzucker AG	484,628	7,593
*	Vitesco Technologies Group Class A	73,039	7,577
*	METRO AG	1,062,903	7,408
	1&1 AG	368,223	7,365
	Atoss Software AG	31,611	7,291
*,1	Nagarro SE	71,771	6,916
[1,2]	Deutsche Pfandbriefbank AG	997,324	6,813
*	Hypoport SE	34,326	6,700
*	Synlab AG	601,008	6,568
	Dermapharm Holding SE	136,724	6,393
	GRENKE AG	208,230	5,761
*	Vitesco Technologies Group AG (XETR)	65,759	5,695
		Shares	Market Value• ($000)
	Elmos Semiconductor SE	68,970	5,639
	Sartorius AG	18,725	5,468
[1]	Verbio Vereinigte Bioenergie AG	164,506	5,430
	Deutz AG	1,021,238	5,405
*,1,2	Auto1 Group SE	750,533	5,361
	Hornbach Holding AG & Co. KGaA	72,253	5,262
[1]	PNE AG	340,065	5,197
	Eckert & Ziegler Strahlen- und Medizintechnik AG	113,654	5,176
*,1	Thyssenkrupp Nucera AG & Co. KGaa	244,380	4,979
	Energiekontor AG	54,293	4,957
	KWS Saat SE & Co. KGaA	82,882	4,918
*,1	SMA Solar Technology AG	72,437	4,852
	GFT Technologies SE	138,192	4,755
	Norma Group SE	255,481	4,513
	Kloeckner & Co. SE	576,033	4,368
*	CECONOMY AG	1,478,120	4,040
*,1	Varta AG	176,558	4,035
	Wacker Neuson SE	194,684	3,925
	Indus Holding AG	158,554	3,909
	Takkt AG	260,970	3,892
	BayWa AG	110,767	3,827
*	Ionos SE	190,519	3,672
	Deutsche Beteiligungs AG	110,988	3,598
*	Hamburger Hafen und Logistik AG	188,640	3,486
	Vossloh AG	72,140	3,343
[1]	Adesso SE	27,761	3,291
*	Adtran Networks SE	146,114	3,225
*,1	SGL Carbon SE	404,770	2,911
	PATRIZIA SE	320,197	2,890
	STRATEC SE	57,344	2,882
	CropEnergies AG	183,371	2,330
	Deutsche EuroShop AG	91,692	2,291
	Wuestenrot & Wuerttembergische AG	154,294	2,270
	Bertrandt AG	37,572	2,131
	Software AG	52,072	2,073
	New Work SE	21,461	1,863
*,1	About You Holding SE	380,329	1,817
[1]	Secunet Security Networks AG	10,672	1,721
[1]	BRANICKS Group AG	410,937	1,534
	Basler AG	114,873	1,477
	ElringKlinger AG	229,017	1,396
	Draegerwerk AG & Co. KGaA (XETR)	24,155	1,193
	Synlab AG (XETR)	24,409	308

17

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hamburger Hafen und Logistik AG (XTER)	9,928	184
			11,725,956
Hong Kong (1.9%)
	AIA Group Ltd.	93,572,756	814,353
	Hong Kong Exchanges & Clearing Ltd.	10,332,499	354,407
	Techtronic Industries Co. Ltd.	10,679,212	127,244
	Sun Hung Kai Properties Ltd.	11,538,003	124,857
	Link REIT	20,776,237	116,660
	CK Hutchison Holdings Ltd.	21,591,514	116,003
	CLP Holdings Ltd.	13,367,721	110,446
	Galaxy Entertainment Group Ltd.	17,566,879	98,390
	Lenovo Group Ltd.	61,270,312	85,744
	CK Asset Holdings Ltd.	15,802,301	79,313
	BOC Hong Kong Holdings Ltd.	29,157,439	79,207
	Hang Seng Bank Ltd.	5,888,815	68,755
	Hong Kong & China Gas Co. Ltd.	88,815,076	68,102
	Jardine Matheson Holdings Ltd.	1,602,824	65,977
	Power Assets Holdings Ltd.	11,126,073	64,506
*	Sands China Ltd.	19,569,742	57,280
	MTR Corp. Ltd.	11,734,336	45,545
	Wharf Real Estate Investment Co. Ltd.	12,594,940	42,577
[2]	WH Group Ltd.	63,446,417	40,974
*,2	Samsonite International SA	10,588,499	34,934
	Henderson Land Development Co. Ltd.	10,580,969	32,583
[2]	ESR Group Ltd.	22,876,954	31,638
	Hongkong Land Holdings Ltd.	8,950,308	31,130
	Sino Land Co. Ltd.	27,367,785	29,762
	Swire Pacific Ltd. Class A	3,392,894	28,737
	CK Infrastructure Holdings Ltd.	4,789,059	26,504
[1,2]	Budweiser Brewing Co. APAC Ltd.	13,820,763	25,910
[1]	Wharf Holdings Ltd.	7,793,898	25,108
	ASMPT Ltd.	2,523,901	24,067
	PRADA SpA	4,143,949	23,695
	Chow Tai Fook Jewellery Group Ltd.	14,215,512	21,178
	Hang Lung Properties Ltd.	14,765,093	20,528
		Shares	Market Value• ($000)
[1]	Xinyi Glass Holdings Ltd.	17,120,536	19,229
	PCCW Ltd.	33,820,641	18,023
	SITC International Holdings Co. Ltd.	10,419,736	17,985
[1]	New World Development Co. Ltd.	11,482,367	17,804
	Swire Properties Ltd.	8,496,600	17,199
	AAC Technologies Holdings Inc.	5,487,831	16,309
	Orient Overseas International Ltd.	1,062,527	14,839
*	HUTCHMED China Ltd.	3,978,045	14,622
[2]	BOC Aviation Ltd.	1,703,867	13,041
	Pacific Basin Shipping Ltd.	38,814,261	12,773
	Swire Pacific Ltd. Class B	7,659,458	10,029
*,1	Wynn Macau Ltd.	11,920,316	9,818
	Hysan Development Co. Ltd.	4,926,079	9,779
	Hang Lung Group Ltd.	7,011,993	9,555
	Bank of East Asia Ltd.	7,724,704	9,534
	L'Occitane International SA	3,259,317	9,312
	Kerry Properties Ltd.	4,826,779	8,830
*,1	Cathay Pacific Airways Ltd.	8,098,453	8,464
	Man Wah Holdings Ltd.	12,339,903	8,463
	VTech Holdings Ltd.	1,328,519	8,022
*	MGM China Holdings Ltd.	6,038,409	7,659
	First Pacific Co. Ltd.	18,376,433	7,323
*,1	Cowell e Holdings Inc.	2,476,722	7,316
	Luk Fook Holdings International Ltd.	2,723,653	7,312
	Fortune REIT	11,350,182	7,208
	United Laboratories International Holdings Ltd.	7,863,064	7,063
	United Energy Group Ltd.	60,833,098	6,625
	Vitasoy International Holdings Ltd.	6,417,174	6,396
	NWS Holdings Ltd.	6,723,458	6,339
	Yue Yuen Industrial Holdings Ltd.	5,659,366	6,272
*,1	SJM Holdings Ltd.	19,239,247	6,085
*	Shangri-La Asia Ltd.	8,792,314	6,041
*	MMG Ltd.	19,763,153	5,844
	DFI Retail Group Holdings Ltd.	2,407,905	5,774
*	Haitong International Securities Group Ltd.	29,843,295	5,769

18

Developed Markets Index Fund
		Shares	Market Value• ($000)
	CITIC Telecom International Holdings Ltd.	12,047,932	5,063
	Johnson Electric Holdings Ltd.	2,987,627	4,745
	Champion REIT	14,649,036	4,598
*	Melco International Development Ltd.	6,279,627	4,398
*	NagaCorp Ltd.	11,075,386	4,357
	Nexteer Automotive Group Ltd.	6,552,777	4,140
	Stella International Holdings Ltd.	3,427,448	4,044
*,1	Vobile Group Ltd.	12,422,230	3,835
	China Travel International Investment Hong Kong Ltd.	20,086,609	3,448
	Jinchuan Group International Resources Co. Ltd.	38,724,802	3,224
	Giordano International Ltd.	9,381,774	3,172
	Cafe de Coral Holdings Ltd.	2,676,597	3,089
	Dah Sing Financial Holdings Ltd.	1,480,507	3,033
	HKBN Ltd.	6,774,993	3,028
	VSTECS Holdings Ltd.	5,256,750	2,962
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,883,616	2,933
*	IGG Inc.	6,720,344	2,791
*,1,2	Sirnaomics Ltd.	544,587	2,495
	Sunlight REIT	8,844,663	2,468
	K Wah International Holdings Ltd.	9,839,489	2,457
[1]	Huabao International Holdings Ltd.	7,673,172	2,447
*,1	Theme International Holdings Ltd.	39,278,893	2,415
*,1,2	Everest Medicines Ltd.	900,509	2,413
	SUNeVision Holdings Ltd.	6,022,962	2,385
	Kerry Logistics Network Ltd.	2,136,005	2,248
	Chow Sang Sang Holdings International Ltd.	1,848,991	2,127
	Dah Sing Banking Group Ltd.	3,151,623	2,034
*,1	Realord Group Holdings Ltd.	2,813,595	1,974
	Value Partners Group Ltd.	7,179,044	1,968
[1]	LK Technology Holdings Ltd.	3,012,966	1,945
[2]	Js Global Lifestyle Co. Ltd.	9,656,125	1,917
		Shares	Market Value• ($000)
*,1	C-Mer Eye Care Holdings Ltd.	4,287,601	1,890
*	Super Hi International Holding Ltd.	1,318,000	1,756
*,1	Kingkey Financial International Holdings Ltd.	27,348,529	1,749
	Far East Consortium International Ltd.	9,219,460	1,642
	Prosperity REIT	8,962,983	1,594
*,1,2	Frontage Holdings Corp.	5,280,348	1,573
	SmarTone Telecommunications Holdings Ltd.	2,943,409	1,530
	Guotai Junan International Holdings Ltd.	19,081,503	1,467
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,340,014	1,416
*,1	Hong Kong Technology Venture Co. Ltd.	4,101,959	1,392
*,1,2	FIT Hon Teng Ltd.	9,029,481	1,366
*	Texhong International Group Ltd.	2,429,358	1,365
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,918,512	1,353
	Sun Hung Kai & Co. Ltd.	4,226,130	1,321
*	Shun Tak Holdings Ltd.	10,039,763	1,299
	Truly International Holdings Ltd.	11,368,294	1,164
*,2	Fosun Tourism Group	1,540,200	1,140
*	Sa Sa International Holdings Ltd.	8,676,035	1,123
	Asia Cement China Holdings Corp.	3,484,794	1,091
*,1	Esprit Holdings Ltd.	20,374,718	1,058
*,1	Powerlong Real Estate Holdings Ltd.	11,003,943	1,030
*,1	Television Broadcasts Ltd.	2,268,705	920
	CITIC Resources Holdings Ltd.	19,533,284	875
[2]	IMAX China Holding Inc.	830,321	712
	Singamas Container Holdings Ltd.	10,297,574	685
	EC Healthcare	3,003,207	670
	Texwinca Holdings Ltd.	5,272,702	648
*	OCI International Holdings Ltd.	6,235,307	323

19

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Apollo Future Mobility Group Ltd.	2,158,761	221
*	Chinese Estates Holdings Ltd.	800,372	125
*,2	JW Cayman Therapeutics Co. Ltd.	336,309	97
*	Renze Harvest International Ltd.	7,152,196	97
	Dynam Japan Holdings Co. Ltd.	122,208	60
*	CMBC Capital Holdings Ltd.	540,819	22
*,3	Convoy Inc.	62,200,399	—
			3,397,697
Ireland (0.2%)
	Kerry Group plc Class A	1,252,648	108,729
	Kingspan Group plc	1,227,988	106,129
	Bank of Ireland Group plc	8,597,805	78,055
	AIB Group plc	11,307,120	48,426
	Glanbia plc (XDUB)	1,444,269	23,812
	Dalata Hotel Group plc	1,804,791	9,202
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			374,353
Israel (0.6%)
*	Nice Ltd.	517,558	102,931
	Bank Leumi Le-Israel BM	12,429,958	100,034
	Bank Hapoalim BM	10,862,370	97,583
*	Teva Pharmaceutical Industries Ltd.	9,058,758	95,137
	Israel Discount Bank Ltd. Class A	10,063,165	50,386
	Mizrahi Tefahot Bank Ltd.	1,116,024	43,203
	Elbit Systems Ltd.	198,757	42,155
*	Nova Ltd.	233,977	32,297
	ICL Group Ltd.	5,881,735	29,571
*	Tower Semiconductor Ltd.	893,764	27,288
	Bezeq The Israeli Telecommunication Corp. Ltd.	16,623,254	22,637
	Azrieli Group Ltd.	297,286	19,229
*	Enlight Renewable Energy Ltd.	940,259	18,222
	First International Bank of Israel Ltd.	432,988	17,698
	Melisron Ltd.	203,415	15,761
*	Camtek Ltd.	218,285	15,268
	Mivne Real Estate KD Ltd.	5,083,610	15,122
	Phoenix Holdings Ltd.	1,376,101	13,943
		Shares	Market Value• ($000)
*	Big Shopping Centers Ltd.	112,052	11,523
*	Perion Network Ltd.	343,402	10,788
	Alony Hetz Properties & Investments Ltd.	1,258,944	10,285
*	Shufersal Ltd.	2,154,406	10,270
*	Airport City Ltd.	553,490	9,450
	Amot Investments Ltd.	1,748,466	9,419
*	Clal Insurance Enterprises Holdings Ltd.	573,376	9,132
	Delek Group Ltd.	63,480	8,177
	Energix-Renewable Energies Ltd.	2,102,633	7,715
*	Strauss Group Ltd.	396,956	7,467
*	Israel Corp. Ltd.	29,329	7,426
*	Shikun & Binui Ltd.	2,603,406	7,366
	Shapir Engineering and Industry Ltd.	1,144,084	7,345
	REIT 1 Ltd.	1,552,370	7,197
	Sapiens International Corp. NV	244,325	7,187
	Harel Insurance Investments & Financial Services Ltd.	869,540	6,808
	Paz Oil Co. Ltd.	78,306	6,554
	Electra Ltd.	15,424	6,543
	Oil Refineries Ltd.	19,270,987	6,495
	FIBI Holdings Ltd.	136,207	5,935
	Hilan Ltd.	111,109	5,846
*	Fattal Holdings 1998 Ltd.	51,296	5,662
	Isracard Ltd.	1,502,847	5,323
	Formula Systems 1985 Ltd.	79,672	5,113
	Matrix IT Ltd.	264,072	4,980
	Summit Real Estate Holdings Ltd.	322,469	4,839
	Ashtrom Group Ltd.	310,858	4,823
	Sella Capital Real Estate Ltd.	1,957,349	4,575
	Kenon Holdings Ltd.	185,647	4,488
*	Equital Ltd.	142,932	4,389
	Menora Mivtachim Holdings Ltd.	170,392	4,382
*	OPC Energy Ltd.	659,773	4,284
	One Software Technologies Ltd.	332,252	4,243
*	Partner Communications Co. Ltd.	849,749	4,205
	Maytronics Ltd.	354,998	4,025
	Fox Wizel Ltd.	55,354	3,765
	Mega Or Holdings Ltd.	157,136	3,661
	Israel Canada T.R Ltd.	1,139,617	3,403

20

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	60,758	3,385
	Migdal Insurance & Financial Holdings Ltd.	2,916,595	3,319
	Danel Adir Yeoshua Ltd.	39,737	3,286
	Delta Galil Ltd.	71,442	3,185
*	Cellcom Israel Ltd.	730,759	2,997
	Delek Automotive Systems Ltd.	407,427	2,618
	AudioCodes Ltd.	205,002	2,494
*	AFI Properties Ltd.	55,560	2,457
	Elco Ltd.	71,825	2,264
*	G City Ltd.	676,144	2,221
*	Kamada Ltd.	312,393	1,907
	Gav-Yam Lands Corp. Ltd.	234,429	1,906
*	Ashdod Refinery Ltd.	78,560	1,748
	IDI Insurance Co. Ltd.	56,572	1,510
	Naphtha Israel Petroleum Corp. Ltd.	277,708	1,425
*	Gilat Satellite Networks Ltd.	205,065	1,257
			1,041,532
Italy (2.3%)
	Enel SpA	63,201,494	470,207
	Stellantis NV	17,404,703	407,804
	UniCredit SpA	14,097,471	383,870
	Intesa Sanpaolo SpA	126,234,144	369,411
	Ferrari NV	962,134	324,823
	Eni SpA	17,485,076	296,571
	Assicurazioni Generali SpA	10,191,632	215,324
	Moncler SpA	1,661,305	102,285
	Prysmian SpA	2,220,224	101,209
	Terna - Rete Elettrica Nazionale	11,450,699	95,529
	Snam SpA	18,485,639	95,107
	FinecoBank Banca Fineco SpA	4,963,837	74,677
	Tenaris SA	3,802,025	66,129
	Mediobanca Banca di Credito Finanziario SpA	5,233,424	64,851
	Banco BPM SpA	11,124,871	58,950
*,2	Nexi SpA	6,698,572	54,881
	Leonardo SpA	3,253,536	53,759
	Davide Campari-Milano NV	4,040,013	45,623
	Recordati Industria Chimica e Farmaceutica SpA	790,305	42,615
[1,2]	Poste Italiane SpA	3,677,621	41,803
		Shares	Market Value• ($000)
[2]	Infrastrutture Wireless Italiane SpA	2,878,634	36,446
	Amplifon SpA	1,048,459	36,330
	Interpump Group SpA	645,631	33,496
	BPER Banca	8,580,895	28,770
*	Telecom Italia SpA (MTAA)	87,488,251	28,465
	Brunello Cucinelli SpA	275,952	27,008
	A2A SpA	12,455,261	25,584
	Reply SpA	188,696	24,940
	Azimut Holding SpA	872,574	22,809
	Italgas SpA	3,983,006	22,806
[2]	Pirelli & C SpA	3,959,460	21,604
	Buzzi SpA	695,598	21,156
	Hera SpA	6,226,898	20,449
*	Banca Monte dei Paschi di Siena SpA	6,047,476	20,416
	Banca Popolare di Sondrio SpA	3,082,816	19,987
	Unipol Gruppo SpA	3,501,768	19,985
	De' Longhi SpA	562,665	18,986
	Banca Mediolanum SpA	1,974,826	18,652
	DiaSorin SpA	172,848	17,814
[2]	BFF Bank SpA	1,498,558	17,096
	Banca Generali SpA	442,632	16,465
	Brembo SpA	1,179,171	14,476
	ERG SpA	453,659	14,473
*	Iveco Group NV	1,597,841	14,407
*	Saipem SpA	8,594,744	13,970
	Iren SpA	5,248,463	11,457
[1,2]	Carel Industries SpA	401,454	10,996
[2]	Technogym SpA	1,089,997	10,921
	Saras SpA	5,013,357	8,949
	SOL SpA	290,573	8,947
	UnipolSai Assicurazioni SpA	3,407,084	8,514
	Tamburi Investment Partners SpA	800,040	8,223
	Sesa SpA	57,965	7,880
[2]	Anima Holding SpA	1,758,466	7,787
[2]	Enav SpA	1,999,468	7,595
	Salvatore Ferragamo SpA	520,251	7,027
	Maire Tecnimont SpA	1,290,031	7,012
	Ariston Holding NV	829,378	5,759
*	Lottomatica Group SpA	522,365	5,649
	Credito Emiliano SpA	613,207	5,454
	Sanlorenzo SpA	110,552	5,180
	ACEA SpA	334,388	5,111
[1]	Webuild SpA (MTAA)	2,458,957	4,971
	Salcef Group SpA	168,895	4,602
	Gruppo MutuiOnline SpA	129,031	4,553
	Piaggio & C SpA	1,357,885	4,472
	El.En. SpA	414,863	4,464

21

Developed Markets Index Fund
		Shares	Market Value• ($000)
[2]	RAI Way SpA	754,177	4,258
	Cementir Holding NV	360,165	3,797
	MFE-MediaForEurope NV Class A	1,426,707	3,719
*,2	GVS SpA	572,233	3,536
	Italmobiliare SpA	112,710	3,453
[1]	Tinexta SpA	149,401	3,346
	Banca IFIS SpA	186,827	3,244
[1]	Danieli & C Officine Meccaniche SpA (MTAA)	89,621	2,907
*	Tod's SpA	66,232	2,499
	Zignago Vetro SpA	150,650	2,375
*,1	Fincantieri SpA	3,772,544	2,325
	MARR SpA	180,958	2,296
	Arnoldo Mondadori Editore SpA	966,191	2,289
*,1	Juventus Football Club SpA	7,129,589	2,027
[2]	doValue SpA	445,272	1,686
	MFE-MediaForEurope NV Class B	413,111	1,490
	Biesse SpA	101,247	1,421
	Alerion Cleanpower SpA	46,878	1,379
	Datalogic SpA	134,038	1,002
	Rizzoli Corriere Della Sera Mediagroup SpA	899,703	736
			4,127,326
Japan (20.9%)
	Toyota Motor Corp.	97,225,478	1,781,532
	Sony Group Corp.	10,039,348	950,053
	Mitsubishi UFJ Financial Group Inc.	94,453,278	810,611
	Keyence Corp.	1,585,245	696,488
	Shin-Etsu Chemical Co. Ltd.	15,528,220	649,439
	Tokyo Electron Ltd.	3,574,981	635,417
	Hitachi Ltd.	7,207,937	518,465
	Sumitomo Mitsui Financial Group Inc.	10,361,098	504,169
	Recruit Holdings Co. Ltd.	11,824,607	494,400
	Mitsui & Co. Ltd.	12,063,265	451,938
	Nintendo Co. Ltd.	8,475,490	441,013
	Mitsubishi Corp.	27,587,454	439,448
	ITOCHU Corp.	10,780,819	439,209
	Daiichi Sankyo Co. Ltd.	15,300,209	418,870
	Honda Motor Co. Ltd.	39,512,030	407,575
	KDDI Corp.	12,621,313	400,329
	Tokio Marine Holdings Inc.	15,072,461	375,319
	Takeda Pharmaceutical Co. Ltd.	12,370,632	354,766
		Shares	Market Value• ($000)
	Mizuho Financial Group Inc.	20,639,678	352,068
	Daikin Industries Ltd.	2,157,165	349,935
	SoftBank Group Corp.	7,881,856	347,893
	Hoya Corp.	2,783,128	346,609
	Fast Retailing Co. Ltd.	1,254,232	310,145
	Murata Manufacturing Co. Ltd.	13,682,915	289,147
	Oriental Land Co. Ltd.	7,625,490	283,426
	Nippon Telegraph & Telephone Corp.	231,255,675	282,383
	Softbank Corp.	22,320,691	278,154
	Denso Corp.	16,693,360	250,606
[1]	Japan Tobacco Inc.	9,620,296	248,446
	Seven & i Holdings Co. Ltd.	6,260,118	247,585
	SMC Corp.	452,312	241,958
	FANUC Corp.	7,760,190	227,755
	Mitsubishi Electric Corp.	15,810,714	223,628
	Fujitsu Ltd.	1,445,839	217,590
	Advantest Corp.	5,990,484	201,853
	Chugai Pharmaceutical Co. Ltd.	5,291,552	199,906
[1]	Canon Inc.	7,668,847	196,735
	Marubeni Corp.	12,421,903	195,577
	Komatsu Ltd.	7,448,043	193,823
	Sumitomo Corp.	8,902,378	193,730
*	Renesas Electronics Corp.	10,778,087	192,723
	Terumo Corp.	5,820,736	190,344
	Bridgestone Corp.	4,556,330	188,183
	Central Japan Railway Co.	7,363,930	186,899
	ORIX Corp.	9,502,088	178,460
	Mitsui Fudosan Co. Ltd.	7,256,465	177,418
	Astellas Pharma Inc.	14,632,038	174,023
	FUJIFILM Holdings Corp.	2,880,082	172,603
	Panasonic Holdings Corp.	17,352,204	170,877
	Nidec Corp.	4,205,726	169,521
	East Japan Railway Co.	2,928,407	168,567
	Disco Corp.	678,769	167,633
	Dai-ichi Life Holdings Inc.	7,642,550	162,121
	Lasertec Corp.	616,861	161,942
	Ajinomoto Co. Inc.	4,179,651	160,891
	Daiwa House Industry Co. Ltd.	5,228,219	158,051
	Suzuki Motor Corp.	3,676,959	156,699
	Kao Corp.	3,693,143	151,809
	Nippon Steel Corp.	6,636,901	151,612
	Asahi Group Holdings Ltd.	3,944,615	146,883

22

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Otsuka Holdings Co. Ltd.	3,902,501	145,942
	Japan Post Holdings Co. Ltd.	16,209,530	144,710
	MS&AD Insurance Group Holdings Inc.	3,651,864	143,587
	Olympus Corp.	9,823,977	141,802
	Kyocera Corp.	9,713,312	141,426
	TDK Corp.	2,925,770	138,753
	Mitsubishi Heavy Industries Ltd.	2,322,999	135,255
[1]	Kubota Corp.	8,713,250	130,768
	Aeon Co. Ltd.	5,775,698	128,882
	NEC Corp.	2,081,522	122,989
	Mitsubishi Estate Co. Ltd.	8,908,016	122,112
	Sompo Holdings Inc.	2,490,621	121,862
	Japan Post Bank Co. Ltd.	11,754,229	119,622
	Nippon Yusen KK	3,802,799	117,444
[1]	Unicharm Corp.	3,138,362	113,506
	Secom Co. Ltd.	1,538,702	110,695
	Nomura Holdings Inc.	24,577,324	110,686
	Sumitomo Mitsui Trust Holdings Inc.	5,750,860	110,140
	Eisai Co. Ltd.	2,151,762	107,139
	Toyota Tsusho Corp.	1,808,513	106,127
	Toyota Industries Corp.	1,300,943	105,754
	Shionogi & Co. Ltd.	2,153,197	103,629
	Inpex Corp.	7,496,863	100,321
	Nomura Research Institute Ltd.	3,436,737	99,812
	Sekisui House Ltd.	4,445,582	98,542
	Shimano Inc.	618,862	95,332
	Shiseido Co. Ltd.	3,159,202	95,226
	Sumitomo Realty & Development Co. Ltd.	3,205,788	95,000
	Bandai Namco Holdings Inc.	4,749,146	94,975
	Obic Co. Ltd.	541,521	93,171
	Kikkoman Corp.	1,481,000	90,499
	ENEOS Holdings Inc.	22,789,724	90,389
	Japan Exchange Group Inc.	4,242,852	89,547
	Subaru Corp.	4,892,079	89,229
	Kirin Holdings Co. Ltd.	6,026,700	88,232
	Resona Holdings Inc.	17,286,017	87,629
	Yaskawa Electric Corp.	2,091,709	87,061
	Mitsui OSK Lines Ltd.	2,706,710	86,534
	Sysmex Corp.	1,542,190	85,731
	Nitto Denko Corp.	1,146,924	85,589
	Nitori Holdings Co. Ltd.	607,437	81,565
	Kansai Electric Power Co. Inc.	5,908,999	78,425
		Shares	Market Value• ($000)
	West Japan Railway Co.	1,874,555	78,110
	Daiwa Securities Group Inc.	11,554,016	77,553
	Sumitomo Electric Industries Ltd.	6,098,939	77,387
	Pan Pacific International Holdings Corp.	3,250,038	77,365
	LY Corp.	21,174,110	74,878
	Tokyo Gas Co. Ltd.	3,247,878	74,502
	Asahi Kasei Corp.	10,026,008	73,995
	JFE Holdings Inc.	4,777,511	73,914
	Chubu Electric Power Co. Inc.	5,669,681	73,203
[1]	Kawasaki Kisen Kaisha Ltd.	1,702,038	72,841
	NTT Data Group Corp.	5,108,392	72,210
	Omron Corp.	1,471,325	68,465
	MINEBEA MITSUMI Inc.	3,320,598	67,966
	Osaka Gas Co. Ltd.	3,197,776	66,752
	Nippon Paint Holdings Co. Ltd.	8,233,381	66,413
*	Tokyo Electric Power Co. Holdings Inc.	12,641,057	66,152
[1]	Yamaha Motor Co. Ltd.	7,345,509	65,363
	Toray Industries Inc.	12,305,707	63,744
	T&D Holdings Inc.	3,995,734	63,434
	Mitsubishi Chemical Group Corp.	10,355,594	63,305
	Nissan Motor Co. Ltd.	15,684,229	61,324
	Daito Trust Construction Co. Ltd.	525,150	60,784
	Shimadzu Corp.	2,178,054	60,731
	Ono Pharmaceutical Co. Ltd.	3,385,506	60,226
	TOPPAN Holdings Inc.	2,150,672	59,895
	Dai Nippon Printing Co. Ltd.	2,012,929	59,444
	Tokyu Corp.	4,812,557	58,680
	Nexon Co. Ltd.	3,188,315	57,993
	Kajima Corp.	3,442,469	57,400
	Sumitomo Metal Mining Co. Ltd.	1,924,095	57,141
	Nissin Foods Holdings Co. Ltd.	1,636,137	57,134
	M3 Inc.	3,420,507	56,446
	Hankyu Hanshin Holdings Inc.	1,765,641	56,112
	Makita Corp.	1,979,037	54,434
	SCREEN Holdings Co. Ltd.	644,844	54,354
[1]	AGC Inc.	1,457,273	54,013
[1]	Nippon Building Fund Inc.	12,379	53,587
	Isuzu Motors Ltd.	4,167,855	53,431

23

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Keisei Electric Railway Co. Ltd.	1,124,358	53,059
	MatsukiyoCocokara & Co.	2,943,673	52,026
	Rohm Co. Ltd.	2,666,480	50,905
[1]	Rakuten Group Inc.	11,282,310	50,300
	MEIJI Holdings Co. Ltd.	2,092,774	49,711
	Mazda Motor Corp.	4,637,828	49,574
	Idemitsu Kosan Co. Ltd.	9,043,225	49,109
	SG Holdings Co. Ltd.	3,417,071	48,987
	Trend Micro Inc.	917,592	48,972
	Aisin Corp.	1,398,847	48,766
	Yamato Holdings Co. Ltd.	2,625,481	48,449
	Ibiden Co. Ltd.	875,383	48,291
	Taisei Corp.	1,408,561	48,099
	Daifuku Co. Ltd.	2,354,063	47,467
	Yakult Honsha Co. Ltd.	2,105,950	47,274
	Obayashi Corp.	5,463,334	47,195
	Capcom Co. Ltd.	1,435,517	46,325
	Kintetsu Group Holdings Co. Ltd.	1,458,510	46,211
	Japan Real Estate Investment Corp.	10,787	44,625
	SBI Holdings Inc.	1,978,006	44,393
	Tobu Railway Co. Ltd.	1,637,327	43,928
	Ebara Corp.	741,740	43,734
	Fuji Electric Co. Ltd.	1,018,311	43,647
	Asics Corp.	1,388,240	43,336
	Mitsubishi HC Capital Inc. (XTKS)	6,445,041	43,181
[1]	Dentsu Group Inc.	1,672,392	42,819
	Nomura Real Estate Master Fund Inc.	36,431	42,607
	Hamamatsu Photonics KK	1,034,697	42,451
	Sojitz Corp.	1,827,322	41,168
	Nissan Chemical Corp.	1,056,602	41,143
	TIS Inc.	1,854,603	40,763
	Mitsui Chemicals Inc.	1,378,084	40,753
	SUMCO Corp.	2,721,521	40,712
	Zensho Holdings Co. Ltd.	776,856	40,649
	Konami Group Corp.	772,947	40,377
[1]	JSR Corp.	1,417,750	40,341
	Japan Metropolitan Fund Investment	55,678	40,188
	Concordia Financial Group Ltd.	8,796,135	40,094
	Nippon Sanso Holdings Corp.	1,471,601	39,296
	BayCurrent Consulting Inc.	1,096,476	38,383
	Nippon Prologis REIT Inc.	19,911	38,285
		Shares	Market Value• ($000)
	Sekisui Chemical Co. Ltd.	2,654,235	38,176
	Odakyu Electric Railway Co. Ltd.	2,498,181	38,042
	MISUMI Group Inc.	2,236,950	37,768
	Toyo Suisan Kaisha Ltd.	730,937	37,714
	GLP J-Reit	37,724	37,552
	Yokogawa Electric Corp.	1,962,789	37,309
	Niterra Co. Ltd.	1,573,676	37,271
	KDX Realty Investment Corp.	31,902	36,337
	Kyoto Financial Group Inc.	2,305,360	35,820
	Ricoh Co. Ltd.	4,639,106	35,529
[1]	Hulic Co. Ltd.	3,357,902	35,077
	Chiba Bank Ltd.	4,843,914	34,899
	Kurita Water Industries Ltd.	891,884	34,788
	Kobe Steel Ltd.	2,676,354	34,497
	Otsuka Corp.	828,739	34,107
	Kyowa Kirin Co. Ltd.	2,021,501	33,919
	Azbil Corp.	1,023,208	33,748
	Kobe Bussan Co. Ltd.	1,138,274	33,625
[1]	Sumitomo Forestry Co. Ltd.	1,131,421	33,616
	Hoshizaki Corp.	918,625	33,558
	Suntory Beverage & Food Ltd.	1,020,417	33,551
	Shizuoka Financial Group Inc.	3,951,763	33,416
	USS Co. Ltd.	1,645,431	33,034
	Asahi Intecc Co. Ltd.	1,588,295	32,209
	Ryohin Keikaku Co. Ltd.	1,915,581	31,995
	Rohto Pharmaceutical Co. Ltd.	1,574,914	31,670
	Seiko Epson Corp.	2,106,385	31,450
	NIPPON EXPRESS HOLDINGS Inc.	553,097	31,383
	Tokyu Fudosan Holdings Corp.	4,858,797	30,962
	TOTO Ltd.	1,171,725	30,781
	Isetan Mitsukoshi Holdings Ltd.	2,831,240	30,742
	Daiwa House REIT Investment Corp.	17,217	30,701
	Fukuoka Financial Group Inc.	1,295,442	30,471
[1]	McDonald's Holdings Co. Japan Ltd.	701,600	30,391
	Toho Co. Ltd.	892,871	30,144
	Brother Industries Ltd.	1,886,880	30,049
	Sumitomo Chemical Co. Ltd.	12,260,311	29,802
	Keio Corp.	931,227	29,268

24

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hirose Electric Co. Ltd.	258,404	29,184
	Hikari Tsushin Inc.	175,479	29,001
	Resonac Holdings Corp.	1,448,968	28,795
	Tosoh Corp.	2,256,011	28,760
	Shimizu Corp.	4,329,231	28,717
	Yamaha Corp.	1,232,218	28,384
	Koito Manufacturing Co. Ltd.	1,819,274	28,269
	Nisshin Seifun Group Inc.	2,090,819	28,157
	Oji Holdings Corp.	7,205,481	27,697
*	ANA Holdings Inc.	1,273,388	27,589
[1]	Kuraray Co. Ltd.	2,721,770	27,473
	Tsuruha Holdings Inc.	298,954	27,367
*	Kyushu Electric Power Co. Inc.	3,766,489	27,264
	Japan Post Insurance Co. Ltd.	1,534,622	27,241
	NH Foods Ltd.	798,622	27,078
	Haseko Corp.	2,084,262	27,031
	Kyushu Railway Co.	1,221,977	26,897
	Santen Pharmaceutical Co. Ltd.	2,684,102	26,705
	Cosmo Energy Holdings Co. Ltd.	660,923	26,487
	NOF Corp.	533,601	26,471
	Amada Co. Ltd.	2,526,057	26,259
	Taiyo Yuden Co. Ltd.	996,348	26,252
	Lixil Corp.	2,105,968	26,250
[1]	Skylark Holdings Co. Ltd.	1,790,878	26,200
	Kawasaki Heavy Industries Ltd.	1,187,407	26,169
	Socionext Inc.	1,444,590	26,119
	Tohoku Electric Power Co. Inc.	3,839,058	26,097
	Kansai Paint Co. Ltd.	1,502,673	25,623
	Nagoya Railroad Co. Ltd.	1,587,032	25,439
	Orix JREIT Inc.	21,257	25,083
	Mebuki Financial Group Inc.	8,128,931	24,665
	Horiba Ltd.	315,535	24,608
	Marui Group Co. Ltd.	1,470,828	24,602
	Yokohama Rubber Co. Ltd.	1,070,819	24,472
	NGK Insulators Ltd.	2,049,687	24,444
	Japan Airport Terminal Co. Ltd.	553,296	24,342
	Nikon Corp.	2,464,398	24,325
	United Urban Investment Corp.	23,808	24,313
	Advance Residence Investment Corp.	10,848	24,292
	Tokyo Tatemono Co. Ltd.	1,626,532	24,288
	Persol Holdings Co. Ltd.	14,160,870	24,228
		Shares	Market Value• ($000)
	Credit Saison Co. Ltd.	1,318,253	24,223
	Sanwa Holdings Corp.	1,582,631	23,926
	Invincible Investment Corp.	54,526	23,567
	Kobayashi Pharmaceutical Co. Ltd.	483,204	23,245
	Seibu Holdings Inc.	1,674,452	23,202
	GMO Payment Gateway Inc.	333,950	23,144
	Japan Airlines Co. Ltd.	1,174,848	23,080
	TechnoPro Holdings Inc.	876,030	22,997
	Mitsubishi Gas Chemical Co. Inc.	1,438,710	22,969
	Nomura Real Estate Holdings Inc.	874,917	22,958
	Sumitomo Heavy Industries Ltd.	910,908	22,896
	Stanley Electric Co. Ltd.	1,210,401	22,708
	Hitachi Construction Machinery Co. Ltd.	859,218	22,618
	Square Enix Holdings Co. Ltd.	627,814	22,507
[1]	Sapporo Holdings Ltd.	509,099	22,427
*	SHIFT Inc.	88,046	22,301
	Taisho Pharmaceutical Holdings Co. Ltd.	364,501	22,275
	Yamazaki Baking Co. Ltd.	972,055	22,202
	Alfresa Holdings Corp.	1,287,340	21,854
	Tokyo Century Corp.	2,018,896	21,799
	Electric Power Development Co. Ltd.	1,341,523	21,754
	CyberAgent Inc.	3,399,137	21,291
	MonotaRO Co. Ltd.	1,902,715	20,704
	Shinko Electric Industries Co. Ltd.	533,859	20,665
	Goldwin Inc.	288,126	20,658
	Keihan Holdings Co. Ltd.	791,229	20,650
	Nichirei Corp.	837,040	20,635
[1]	Aozora Bank Ltd.	947,900	20,551
[1]	Kose Corp.	272,946	20,401
	IHI Corp.	1,042,290	20,338
	Lawson Inc.	393,438	20,305
	SCSK Corp.	1,024,708	20,288
	Oracle Corp. Japan	262,870	20,235
	ZOZO Inc.	891,929	20,130
	Sankyo Co. Ltd.	343,254	19,988
	Hachijuni Bank Ltd.	3,580,949	19,908
	JGC Holdings Corp.	1,717,757	19,770
	Air Water Inc.	1,446,895	19,742

25

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Shimamura Co. Ltd.	176,498	19,708
	Tokyo Ohka Kogyo Co. Ltd.	893,247	19,651
	Rinnai Corp.	847,281	19,604
	Macnica Holdings Inc.	372,133	19,550
	Medipal Holdings Corp.	1,201,056	19,443
	Daicel Corp.	1,994,799	19,286
	COMSYS Holdings Corp.	868,544	19,130
	Taiheiyo Cement Corp.	920,903	18,938
	Nihon Kohden Corp.	597,203	18,877
	THK Co. Ltd.	965,186	18,861
	Sanrio Co. Ltd.	452,422	18,828
	Toyo Seikan Group Holdings Ltd.	1,159,642	18,765
	Ulvac Inc.	393,738	18,754
[1]	Nabtesco Corp.	920,422	18,742
	Iwatani Corp.	410,882	18,716
	Tokyo Seimitsu Co. Ltd.	304,099	18,650
	Suzuken Co. Ltd.	563,356	18,631
	Lion Corp.	2,006,654	18,610
	NSK Ltd.	3,411,579	18,436
[1]	Japan Prime Realty Investment Corp.	7,420	18,395
	Keikyu Corp.	2,014,364	18,385
	Japan Hotel REIT Investment Corp.	37,493	18,381
	J Front Retailing Co. Ltd.	2,007,708	18,233
	Sekisui House REIT Inc.	33,340	18,212
	Sega Sammy Holdings Inc.	1,291,319	18,028
	Kamigumi Co. Ltd.	755,905	18,014
	Nankai Electric Railway Co. Ltd.	883,465	17,930
	Internet Initiative Japan Inc.	871,124	17,773
	INFRONEER Holdings Inc.	1,785,191	17,740
	EXEO Group Inc.	793,744	17,620
	Chugoku Electric Power Co. Inc.	2,459,181	17,548
	Mitsubishi Materials Corp.	1,011,411	17,518
	Sundrug Co. Ltd.	536,737	17,228
	Kyushu Financial Group Inc.	2,982,928	17,188
	Nifco Inc.	666,367	17,164
*	Mercari Inc.	925,930	17,100
	Open House Group Co. Ltd.	576,937	17,065
	Kinden Corp.	996,272	16,901
	Iida Group Holdings Co. Ltd.	1,127,138	16,835
	Food & Life Cos. Ltd.	818,989	16,782
		Shares	Market Value• ($000)
	Hisamitsu Pharmaceutical Co. Inc.	542,663	16,568
	Fujikura Ltd.	2,157,566	16,536
	Seino Holdings Co. Ltd.	1,085,190	16,436
	BIPROGY Inc.	522,578	16,336
	LaSalle Logiport REIT	15,138	16,300
	Coca-Cola Bottlers Japan Holdings Inc.	1,134,520	16,280
	Nippon Accommodations Fund Inc.	3,802	16,274
	SHO-BOND Holdings Co. Ltd.	365,434	16,218
	Cosmos Pharmaceutical Corp.	140,454	16,210
	Activia Properties Inc.	5,870	16,160
	ADEKA Corp.	794,640	16,129
	Mitsubishi Motors Corp.	5,052,747	15,992
[1]	DMG Mori Co. Ltd.	837,381	15,980
	Sumitomo Rubber Industries Ltd.	1,455,258	15,759
	Miura Co. Ltd.	791,264	15,711
	Sohgo Security Services Co. Ltd.	2,733,135	15,704
	Daiwabo Holdings Co. Ltd.	717,631	15,673
	JTEKT Corp.	1,840,631	15,531
	Gunma Bank Ltd.	3,179,697	15,525
	Industrial & Infrastructure Fund Investment Corp.	15,663	15,488
	Fujitec Co. Ltd.	603,234	15,270
	Zenkoku Hosho Co. Ltd.	405,243	15,257
	Yamaguchi Financial Group Inc.	1,694,510	15,142
	Kadokawa Corp.	744,944	15,132
	Hirogin Holdings Inc.	2,368,192	15,121
	Daido Steel Co. Ltd.	1,423,755	15,103
	Toho Gas Co. Ltd.	720,153	15,029
	Jeol Ltd.	341,736	14,940
	Kewpie Corp.	847,571	14,936
	Takashimaya Co. Ltd.	1,090,437	14,838
	Mitsui Fudosan Logistics Park Inc.	4,557	14,771
	Nippon Shinyaku Co. Ltd.	417,512	14,769
	Hakuhodo DY Holdings Inc.	1,913,829	14,626
	Casio Computer Co. Ltd.	1,686,066	14,600
	Japan Logistics Fund Inc.	7,190	14,571

26

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Logistics Corp.	483,876	14,545
	Iyogin Holdings Inc.	2,153,660	14,433
	Yamada Holdings Co. Ltd.	4,639,100	14,416
	AEON REIT Investment Corp.	14,366	14,397
	Teijin Ltd.	1,509,466	14,279
[1]	Fuji Soft Inc.	339,074	14,182
	Rakus Co. Ltd.	766,065	14,138
	Sankyu Inc.	385,606	14,134
	Alps Alpine Co. Ltd.	1,622,837	14,106
	Nippon Gas Co. Ltd.	852,711	14,063
	Mitsui Mining & Smelting Co. Ltd.	458,320	14,054
	Yamato Kogyo Co. Ltd.	267,054	14,052
	77 Bank Ltd.	569,044	14,002
	Welcia Holdings Co. Ltd.	800,984	13,995
	Ito En Ltd.	460,112	13,968
	Sumitomo Bakelite Co. Ltd.	262,877	13,760
	Toyo Tire Corp.	823,667	13,740
[1]	Kagome Co. Ltd.	615,746	13,697
	Maruwa Co. Ltd.	64,629	13,475
	Koei Tecmo Holdings Co. Ltd.	1,180,648	13,450
[1]	Nippon Electric Glass Co. Ltd.	626,470	13,445
	Dowa Holdings Co. Ltd.	368,247	13,422
*	Park24 Co. Ltd.	1,041,642	13,314
	Fuyo General Lease Co. Ltd.	153,515	13,297
	Nagase & Co. Ltd.	825,689	13,206
[1]	Mabuchi Motor Co. Ltd.	794,568	13,161
	Nishi-Nippon Financial Holdings Inc.	1,136,827	13,109
	DIC Corp.	662,847	13,003
	Sugi Holdings Co. Ltd.	280,480	12,876
	UBE Corp.	792,974	12,858
	Penta-Ocean Construction Co. Ltd.	2,289,651	12,832
	House Foods Group Inc.	577,548	12,753
	Kakaku.com Inc.	1,031,106	12,740
	Amano Corp.	535,648	12,681
	Mori Hills REIT Investment Corp.	12,712	12,631
	Nissui Corp.	2,339,701	12,583
	Comforia Residential REIT Inc.	5,590	12,556
	Maruichi Steel Tube Ltd.	481,327	12,494
	Toda Corp.	1,884,610	12,447
	Ushio Inc.	867,980	12,446
		Shares	Market Value• ($000)
	MEITEC Group Holdings Inc.	617,149	12,348
	Takara Holdings Inc.	1,407,196	12,343
	Nippon Kayaku Co. Ltd.	1,294,398	12,328
	Daiwa Securities Living Investments Corp.	16,654	12,307
	Kaneka Corp.	485,144	12,297
	Sotetsu Holdings Inc.	633,825	12,290
	Denka Co. Ltd.	693,097	12,247
*,1	Sharp Corp.	1,710,594	12,175
	NOK Corp.	908,618	12,076
	Frontier Real Estate Investment Corp.	3,905	11,984
	Ezaki Glico Co. Ltd.	404,116	11,961
	Yoshinoya Holdings Co. Ltd.	518,951	11,784
	Kotobuki Spirits Co. Ltd.	763,745	11,674
	Sawai Group Holdings Co. Ltd.	315,801	11,650
	Fuji Corp.	675,200	11,586
	Osaka Soda Co. Ltd.	168,173	11,514
[1]	Tokai Carbon Co. Ltd.	1,587,014	11,510
[1]	Harmonic Drive Systems Inc.	390,608	11,492
	Mizuho Leasing Co. Ltd.	334,040	11,438
	Nihon M&A Center Holdings Inc.	2,076,684	11,428
	Morinaga Milk Industry Co. Ltd.	589,750	11,416
	Calbee Inc.	564,521	11,347
	Rengo Co. Ltd.	1,701,570	11,327
	Kyudenko Corp.	314,501	11,322
	NET One Systems Co. Ltd.	659,052	11,222
	Tomy Co. Ltd.	706,104	11,158
	Seven Bank Ltd.	5,251,223	11,148
[1]	Canon Marketing Japan Inc.	368,038	11,137
	K's Holdings Corp.	1,187,243	11,115
*	Money Forward Inc.	363,923	11,113
	Bic Camera Inc.	1,164,259	11,091
	Toyoda Gosei Co. Ltd.	591,974	11,071
[1]	Hokuetsu Corp.	1,099,154	11,019
	Takasago Thermal Engineering Co. Ltd.	481,301	10,972
	ABC-Mart Inc.	625,955	10,925
	Ship Healthcare Holdings Inc.	638,045	10,877
	Nichias Corp.	452,474	10,854
	Dexerials Corp.	369,747	10,775
	Aeon Mall Co. Ltd.	855,741	10,739
	Hulic REIT Inc.	10,147	10,729
	Kokuyo Co. Ltd.	660,054	10,716
	NSD Co. Ltd.	555,005	10,652

27

Developed Markets Index Fund
		Shares	Market Value• ($000)
	OBIC Business Consultants Co. Ltd.	232,756	10,628
	Mitsubishi Estate Logistics REIT Investment Corp.	3,993	10,597
	Benesse Holdings Inc.	572,284	10,573
*	Konica Minolta Inc.	3,617,537	10,568
	Hanwa Co. Ltd.	298,522	10,541
[1]	Workman Co. Ltd.	357,100	10,536
	Fujimi Inc.	474,905	10,529
	Morinaga & Co. Ltd.	579,904	10,520
	NHK Spring Co. Ltd.	1,242,638	10,516
	Hokuhoku Financial Group Inc.	975,195	10,504
	Mori Trust REIT Inc.	20,418	10,490
	Zeon Corp.	1,127,041	10,451
	Nishi-Nippon Railroad Co. Ltd.	612,860	10,370
*	Rakuten Bank Ltd.	690,700	10,330
	Relo Group Inc.	856,681	10,300
	OKUMA Corp.	238,701	10,253
	Inaba Denki Sangyo Co. Ltd.	425,808	10,248
	Outsourcing Inc.	830,824	10,208
	Daiseki Co. Ltd.	365,539	10,128
	Anritsu Corp.	1,050,928	10,126
	Pigeon Corp.	876,382	10,078
	Daiwa Office Investment Corp.	2,138	10,076
	Tsumura & Co.	534,242	10,053
	Aica Kogyo Co. Ltd.	415,675	10,040
	Citizen Watch Co. Ltd.	1,680,817	9,996
	Wacoal Holdings Corp.	418,971	9,937
	Kanematsu Corp.	679,806	9,933
	Sangetsu Corp.	452,141	9,924
	Hazama Ando Corp.	1,253,601	9,901
	Toridoll Holdings Corp.	344,476	9,883
	Yaoko Co. Ltd.	170,678	9,758
	Towa Corp.	193,115	9,721
	Tokuyama Corp.	573,929	9,711
	NTT UD REIT Investment Corp.	10,907	9,639
	Nippon Shokubai Co. Ltd.	249,973	9,618
[1]	Mitsui High-Tec Inc.	184,735	9,611
	Chugin Financial Group Inc.	1,338,882	9,492
	Nakanishi Inc.	565,002	9,480
	Daiichikosho Co. Ltd.	639,086	9,436
	Okumura Corp.	283,677	9,411
	Fancl Corp.	558,889	9,386
	TS Tech Co. Ltd.	771,790	9,315
	Japan Elevator Service Holdings Co. Ltd.	561,057	9,280
		Shares	Market Value• ($000)
	Daishi Hokuetsu Financial Group Inc.	338,042	9,170
	Shiga Bank Ltd.	370,511	9,153
	NEC Networks & System Integration Corp.	540,244	9,100
	Resorttrust Inc.	524,220	9,077
	Toho Holdings Co. Ltd.	394,735	9,011
	Toagosei Co. Ltd.	925,596	8,988
[1]	Colowide Co. Ltd.	570,744	8,980
	Topcon Corp.	836,023	8,980
	Nikkon Holdings Co. Ltd.	411,378	8,972
	Fuji Kyuko Co. Ltd.	299,358	8,941
	Tokyu REIT Inc.	7,397	8,933
	Shikoku Electric Power Co. Inc.	1,242,223	8,923
	Hitachi Zosen Corp.	1,337,545	8,864
	Kureha Corp.	431,412	8,794
	Sanken Electric Co. Ltd.	160,338	8,792
	Japan Petroleum Exploration Co. Ltd.	236,565	8,768
	Mirait One Corp.	665,472	8,762
	Japan Steel Works Ltd.	505,173	8,748
	Kusuri no Aoki Holdings Co. Ltd.	384,606	8,733
	OSG Corp.	609,189	8,713
	Okamura Corp.	563,639	8,692
[1]	Japan Excellent Inc.	9,758	8,668
	AEON Financial Service Co. Ltd.	967,249	8,661
	Organo Corp.	209,788	8,656
	CKD Corp.	481,552	8,650
	Nisshinbo Holdings Inc.	1,063,991	8,621
	San-In Godo Bank Ltd.	1,223,012	8,604
*	Appier Group Inc.	658,200	8,595
[1]	Pilot Corp.	288,424	8,576
	GS Yuasa Corp.	610,895	8,572
	Kyoritsu Maintenance Co. Ltd.	199,094	8,444
	Takeuchi Manufacturing Co. Ltd.	276,598	8,374
[1]	NIPPON REIT Investment Corp.	3,514	8,368
	GMO internet group Inc.	457,856	8,302
	NS Solutions Corp.	255,340	8,276
	DTS Corp.	331,602	8,271
	Rorze Corp.	77,372	8,236
	Izumi Co. Ltd.	320,481	8,211
	Japan Aviation Electronics Industry Ltd.	358,266	8,172

28

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Descente Ltd.	310,572	8,165
	Kandenko Co. Ltd.	836,372	8,159
	SMS Co. Ltd.	397,089	8,141
	Hoshino Resorts REIT Inc.	2,024	8,116
	Furukawa Electric Co. Ltd.	514,937	8,077
	Japan Material Co. Ltd.	453,588	8,048
	Suruga Bank Ltd.	1,444,604	7,965
	ARE Holdings Inc.	575,226	7,951
	Nippon Soda Co. Ltd.	206,775	7,948
	PALTAC Corp.	251,219	7,935
	FP Corp.	370,838	7,800
	H.U. Group Holdings Inc.	412,553	7,785
	Tadano Ltd.	932,667	7,770
	Toyota Boshoku Corp.	490,695	7,759
[1]	Dentsu Soken Inc.	186,690	7,716
*	PeptiDream Inc.	733,143	7,709
	As One Corp.	194,453	7,704
	Toei Co. Ltd.	53,446	7,692
[1]	Open Up Group Inc.	460,046	7,644
	Seria Co. Ltd.	408,352	7,617
	Duskin Co. Ltd.	320,594	7,612
	Heiwa Real Estate REIT Inc.	7,968	7,598
	Acom Co. Ltd.	3,035,125	7,568
	Okasan Securities Group Inc.	1,542,648	7,478
	Glory Ltd.	390,872	7,446
	Tsubakimoto Chain Co.	259,286	7,422
	Mani Inc.	491,092	7,413
	Jaccs Co. Ltd.	201,523	7,401
	Daihen Corp.	161,534	7,371
	Tokyo Steel Manufacturing Co. Ltd.	600,715	7,346
	Lintec Corp.	376,012	7,319
	Fujitsu General Ltd.	444,501	7,299
	Juroku Financial Group Inc.	275,894	7,275
	Benefit One Inc.	482,855	7,250
	Nipro Corp.	924,333	7,245
	Monex Group Inc.	1,424,241	7,236
	Takuma Co. Ltd.	570,639	7,225
*	Hokuriku Electric Power Co.	1,381,113	7,181
	Sakata Seed Corp.	257,093	7,130
	Fukuoka REIT Corp.	5,866	7,123
	Ferrotec Holdings Corp.	378,642	7,107
	EDION Corp.	636,668	7,094
	Japan Securities Finance Co. Ltd.	646,038	7,083
	Saizeriya Co. Ltd.	198,427	7,071
	Ain Holdings Inc.	223,165	7,067
	Max Co. Ltd.	303,784	7,061
*	Sansan Inc.	619,495	7,003
		Shares	Market Value• ($000)
*	Hino Motors Ltd.	2,135,107	6,992
	H2O Retailing Corp.	640,584	6,925
	Micronics Japan Co. Ltd.	266,705	6,918
	C Uyemura & Co. Ltd.	88,300	6,918
[1]	Monogatari Corp.	222,462	6,910
	Sumitomo Warehouse Co. Ltd.	397,758	6,904
	Inabata & Co. Ltd.	309,735	6,883
	Nitto Boseki Co. Ltd.	211,723	6,877
	Kumagai Gumi Co. Ltd.	268,050	6,845
[1]	Pola Orbis Holdings Inc.	606,787	6,805
*	Nippon Paper Industries Co. Ltd.	758,647	6,789
	Senko Group Holdings Co. Ltd.	832,065	6,729
	Menicon Co. Ltd.	403,477	6,704
	Heiwa Real Estate Co. Ltd.	250,905	6,691
	Makino Milling Machine Co. Ltd.	161,133	6,691
	Fukuyama Transporting Co. Ltd.	232,931	6,682
	Digital Garage Inc.	257,352	6,673
	Riken Keiki Co. Ltd.	136,859	6,665
	DeNA Co. Ltd.	683,305	6,664
	DCM Holdings Co. Ltd.	724,939	6,643
	Sumitomo Osaka Cement Co. Ltd.	250,362	6,575
	Star Asia Investment Corp.	16,000	6,531
	Amvis Holdings Inc.	303,315	6,452
	Taikisha Ltd.	222,724	6,438
	Tokai Tokyo Financial Holdings Inc.	1,727,304	6,429
	JVCKenwood Corp.	1,226,273	6,426
	TOKAI Holdings Corp.	938,387	6,404
	Paramount Bed Holdings Co. Ltd.	326,038	6,395
	Hokkaido Electric Power Co. Inc.	1,444,236	6,393
	Ryosan Co. Ltd.	191,537	6,373
	Kaken Pharmaceutical Co. Ltd.	268,006	6,370
	Global One Real Estate Investment Corp.	8,182	6,352
	Nojima Corp.	509,484	6,326
	NTN Corp.	3,436,339	6,317
	Create Restaurants Holdings Inc.	815,118	6,314
	Katitas Co. Ltd.	407,163	6,309
	Justsystems Corp.	272,160	6,304
	Aiful Corp.	2,341,447	6,299

29

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Nomura Micro Science Co. Ltd.	59,700	6,296
	Hyakugo Bank Ltd.	1,662,774	6,281
	TKC Corp.	234,812	6,250
	Nippn Corp.	396,519	6,249
	Tokai Rika Co. Ltd.	404,441	6,217
	Heiwa Corp.	417,118	6,202
	Fuji Oil Holdings Inc.	360,465	6,201
	Nishimatsu Construction Co. Ltd.	222,698	6,196
	UACJ Corp.	224,098	6,099
	Joyful Honda Co. Ltd.	465,349	6,086
*,1	Sosei Group Corp.	604,000	6,075
	Nihon Parkerizing Co. Ltd.	751,726	6,048
	Aichi Financial Group Inc.	370,485	6,038
[1]	Royal Holdings Co. Ltd.	329,980	6,031
[1]	Toei Animation Co. Ltd.	44,500	5,962
	Kaga Electronics Co. Ltd.	136,807	5,928
*,1	Atom Corp.	911,840	5,926
*	Leopalace21 Corp.	1,943,540	5,883
	PAL GROUP Holdings Co. Ltd.	335,380	5,847
	Yodogawa Steel Works Ltd.	216,571	5,842
	Infomart Corp.	1,664,612	5,837
[1]	Seiren Co. Ltd.	331,369	5,812
	Nippon Light Metal Holdings Co. Ltd.	468,098	5,809
	Taiyo Holdings Co. Ltd.	262,759	5,789
	Valor Holdings Co. Ltd.	334,135	5,777
	Mitsui-Soko Holdings Co. Ltd.	173,367	5,774
	Tokyo Kiraboshi Financial Group Inc.	203,840	5,726
	Iino Kaiun Kaisha Ltd.	678,579	5,692
	Round One Corp.	1,436,941	5,668
	Kiyo Bank Ltd.	503,527	5,626
	Financial Partners Group Co. Ltd.	472,208	5,618
	TBS Holdings Inc.	263,562	5,595
	Itoham Yonekyu Holdings Inc.	204,602	5,592
	Meidensha Corp.	323,839	5,576
*	Medley Inc.	179,100	5,574
	KYB Corp.	159,766	5,541
	Kitz Corp.	649,361	5,538
	Maruha Nichiro Corp.	280,388	5,519
	North Pacific Bank Ltd.	2,188,842	5,495
	Ichigo Office REIT Investment Corp.	9,367	5,479
		Shares	Market Value• ($000)
	Arcs Co. Ltd.	277,568	5,470
	Trusco Nakayama Corp.	316,084	5,469
	Hokkoku Financial Holdings Inc.	167,153	5,465
[1]	CRE Logistics REIT Inc.	4,913	5,407
	Nisshin Oillio Group Ltd.	177,473	5,397
[1]	Nextage Co. Ltd.	293,883	5,382
	Kissei Pharmaceutical Co. Ltd.	245,258	5,363
	Wacom Co. Ltd.	1,151,835	5,355
	Tri Chemical Laboratories Inc.	209,959	5,351
	Eizo Corp.	151,977	5,308
	Shochiku Co. Ltd.	78,514	5,295
	Mixi Inc.	316,183	5,288
	Adastria Co. Ltd.	214,897	5,287
	Nishimatsuya Chain Co. Ltd.	357,875	5,253
	Daiei Kankyo Co. Ltd.	297,200	5,242
	Tokyo Electron Device Ltd.	145,467	5,221
	Kato Sangyo Co. Ltd.	160,421	5,217
	Autobacs Seven Co. Ltd.	468,563	5,180
	Daio Paper Corp.	650,627	5,174
	Hankyu Hanshin REIT Inc.	5,235	5,157
	Kohnan Shoji Co. Ltd.	184,847	5,140
	Noritake Co. Ltd.	105,648	5,123
	Totetsu Kogyo Co. Ltd.	227,139	5,097
	Toyobo Co. Ltd.	679,815	5,090
	Mitsubishi Logisnext Co. Ltd.	519,113	5,074
	Ohsho Food Service Corp.	88,688	5,073
	Nitto Kogyo Corp.	198,601	5,060
	Toyo Ink SC Holdings Co. Ltd.	271,115	5,046
	Senshu Ikeda Holdings Inc.	2,207,968	5,045
	Ichibanya Co. Ltd.	134,846	5,044
	Mitsuboshi Belting Ltd.	161,861	5,023
	Shoei Co. Ltd.	385,972	5,023
	Mitsubishi Pencil Co. Ltd.	339,876	5,021
	Megmilk Snow Brand Co. Ltd.	332,494	4,984
	KOMEDA Holdings Co. Ltd.	253,906	4,938
	JMDC Inc.	162,900	4,913
	San-Ai Obbli Co. Ltd.	431,787	4,904
	Toyo Construction Co. Ltd.	577,940	4,885
	ARCLANDS Corp.	410,213	4,881

30

Developed Markets Index Fund
	Shares	Market Value• ($000)
Systena Corp.	2,251,398	4,874
Sanki Engineering Co. Ltd.	392,966	4,871
Ai Holdings Corp.	292,482	4,838
Starts Corp. Inc.	233,037	4,831
Nichiha Corp.	228,443	4,792
Japan Wool Textile Co. Ltd.	502,627	4,777
Hosiden Corp.	391,190	4,760
Bank of Nagoya Ltd.	123,744	4,760
ASKUL Corp.	312,702	4,756
Simplex Holdings Inc.	244,505	4,744
Musashino Bank Ltd.	251,563	4,743
Ariake Japan Co. Ltd.	144,130	4,740
KeePer Technical Laboratory Co. Ltd.	95,833	4,726
Meiko Electronics Co. Ltd.	160,405	4,725
SKY Perfect JSAT Holdings Inc.	953,976	4,712
JAFCO Group Co. Ltd.	403,213	4,709
Raito Kogyo Co. Ltd.	350,905	4,698
Noevir Holdings Co. Ltd.	128,884	4,693
Advance Logistics Investment Corp.	5,213	4,684
SOSiLA Logistics REIT Inc.	5,501	4,682
Komeri Co. Ltd.	213,503	4,676
Showa Sangyo Co. Ltd.	208,457	4,674
Gunze Ltd.	131,806	4,668
Kanamoto Co. Ltd.	223,937	4,637
JCU Corp.	164,136	4,620
MOS Food Services Inc.	197,569	4,600
Awa Bank Ltd.	274,599	4,580
Enplas Corp.	53,690	4,551
Nichicon Corp.	495,415	4,547
Japan Lifeline Co. Ltd.	508,419	4,544
Topre Corp.	341,408	4,532
Tocalo Co. Ltd.	428,303	4,528
Mitsubishi Shokuhin Co. Ltd.	132,212	4,501
Mochida Pharmaceutical Co. Ltd.	194,362	4,499
Shibaura Machine Co. Ltd.	182,248	4,458
Yamazen Corp.	527,744	4,456
Arata Corp.	202,386	4,455
San-A Co. Ltd.	137,735	4,445
Okinawa Cellular Telephone Co.	184,663	4,433
KH Neochem Co. Ltd.	275,345	4,420
		Shares	Market Value• ($000)
[1]	Funai Soken Holdings Inc.	243,232	4,413
	Fuso Chemical Co. Ltd.	147,874	4,368
	Sumitomo Pharma Co. Ltd.	1,319,201	4,356
	Oki Electric Industry Co. Ltd.	675,497	4,354
	Yokogawa Bridge Holdings Corp.	242,071	4,345
[1]	Hiday Hidaka Corp.	214,885	4,333
	Takara Standard Co. Ltd.	374,237	4,325
	Kumiai Chemical Industry Co. Ltd.	757,116	4,322
	Nanto Bank Ltd.	249,131	4,302
	Exedy Corp.	233,160	4,282
	en japan Inc.	221,404	4,267
	Keiyo Bank Ltd.	884,978	4,262
	Kyorin Pharmaceutical Co. Ltd.	336,406	4,243
	Seiko Group Corp.	222,365	4,237
	GungHo Online Entertainment Inc.	253,818	4,226
	ZERIA Pharmaceutical Co. Ltd.	295,718	4,223
	Chugoku Marine Paints Ltd.	359,874	4,221
	Matsui Securities Co. Ltd.	810,472	4,202
*	HIS Co. Ltd.	324,944	4,190
	Restar Holdings Corp.	209,727	4,184
	Megachips Corp.	126,365	4,183
	Ogaki Kyoritsu Bank Ltd.	312,940	4,176
	Transcosmos Inc.	194,861	4,157
	Tsurumi Manufacturing Co. Ltd.	158,040	4,155
	Mizuno Corp.	148,361	4,124
	Iriso Electronics Co. Ltd.	157,133	4,110
	Elecom Co. Ltd.	330,048	4,102
	JINS Holdings Inc.	122,934	4,093
	Idec Corp.	201,371	4,088
	Nippon Pillar Packing Co. Ltd.	128,949	4,061
	Yamae Group Holdings Co. Ltd.	150,300	4,060
[1]	Ryobi Ltd.	215,311	4,042
	Itochu Enex Co. Ltd.	370,174	4,029
	Toshiba TEC Corp.	192,988	3,990
	Mirai Corp.	12,937	3,983
	Fuji Media Holdings Inc.	356,233	3,954
	Nagawa Co. Ltd.	78,253	3,951
	MCJ Co. Ltd.	508,526	3,950
	Yuasa Trading Co. Ltd.	117,711	3,949

31

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mitsuuroko Group Holdings Co. Ltd.	351,614	3,946
	Fuji Seal International Inc.	324,030	3,931
	Wakita & Co. Ltd.	346,068	3,918
[1]	Milbon Co. Ltd.	149,419	3,907
	Nippon Densetsu Kogyo Co. Ltd.	276,755	3,899
	Strike Co. Ltd.	114,306	3,894
	Kura Sushi Inc.	161,130	3,893
	West Holdings Corp.	178,100	3,889
	JCR Pharmaceuticals Co. Ltd.	467,149	3,873
*	UT Group Co. Ltd.	224,366	3,873
	Tamron Co. Ltd.	102,841	3,869
[1]	Kosaido Holdings Co. Ltd.	718,500	3,863
	Konishi Co. Ltd.	402,388	3,850
	Okamoto Industries Inc.	109,278	3,848
	Premium Group Co. Ltd.	296,300	3,817
	Takara Leben Real Estate Investment Corp.	5,337	3,812
	Nomura Co. Ltd.	611,857	3,809
	Aoyama Trading Co. Ltd.	362,272	3,798
	Taihei Dengyo Kaisha Ltd.	120,003	3,797
	Prima Meat Packers Ltd.	227,379	3,786
	T Hasegawa Co. Ltd.	172,126	3,779
	Create SD Holdings Co. Ltd.	174,004	3,777
	SAMTY Co. Ltd.	218,885	3,773
	Raiznext Corp.	348,000	3,764
	Toyo Tanso Co. Ltd.	111,278	3,764
	eGuarantee Inc.	258,975	3,751
[1]	Earth Corp.	115,435	3,737
	Token Corp.	57,356	3,736
	Musashi Seimitsu Industry Co. Ltd.	347,367	3,707
	Nishio Holdings Co. Ltd.	127,685	3,706
	Nitta Corp.	142,358	3,703
	Bunka Shutter Co. Ltd.	372,978	3,702
	Zojirushi Corp.	348,253	3,674
	SBI Sumishin Net Bank Ltd.	334,900	3,670
	Shinmaywa Industries Ltd.	440,711	3,668
	Aeon Delight Co. Ltd.	145,262	3,665
	Future Corp.	290,876	3,633
	Life Corp.	154,402	3,613
	One REIT Inc.	1,917	3,603
	Dip Corp.	158,289	3,599
	Usen-Next Holdings Co. Ltd.	126,044	3,589
	Heiwado Co. Ltd.	237,492	3,588
		Shares	Market Value• ($000)
[1]	Tokyotokeiba Co. Ltd.	114,182	3,585
	Bando Chemical Industries Ltd.	326,585	3,583
	Chudenko Corp.	196,146	3,583
	Nittetsu Mining Co. Ltd.	97,176	3,579
	Toa Corp.	141,641	3,571
	Ichigo Inc.	1,493,116	3,568
	Sakata INX Corp.	370,748	3,559
	Hogy Medical Co. Ltd.	138,908	3,556
	Mitsui E&S Co. Ltd.	709,869	3,545
	SWCC Corp.	175,251	3,543
	Nachi-Fujikoshi Corp.	135,926	3,534
	Kisoji Co. Ltd.	194,219	3,529
	Ricoh Leasing Co. Ltd.	102,253	3,514
	Noritsu Koki Co. Ltd.	165,179	3,504
[1]	Toho Titanium Co. Ltd.	260,844	3,493
	Fuji Co. Ltd.	256,818	3,492
	Sekisui Jushi Corp.	198,523	3,492
	Shoei Foods Corp.	101,264	3,460
	Orient Corp.	455,869	3,455
	Hamakyorex Co. Ltd.	122,409	3,445
	Maeda Kosen Co. Ltd.	160,277	3,444
	Base Co. Ltd.	131,806	3,442
	Piolax Inc.	208,381	3,434
	AZ-COM Maruwa Holdings Inc.	317,082	3,430
	Hyakujushi Bank Ltd.	200,998	3,422
	Sumitomo Mitsui Construction Co. Ltd.	1,213,416	3,413
	Valqua Ltd.	116,273	3,410
	FCC Co. Ltd.	275,847	3,397
	Uchida Yoko Co. Ltd.	69,665	3,394
	Central Glass Co. Ltd.	179,190	3,379
	Sanyo Special Steel Co. Ltd.	180,983	3,372
	S Foods Inc.	144,388	3,368
	Towa Pharmaceutical Co. Ltd.	201,562	3,357
	Toyo Gosei Co. Ltd.	56,694	3,343
	Shin-Etsu Polymer Co. Ltd.	281,625	3,342
	Maxell Ltd.	302,591	3,341
	Optex Group Co. Ltd.	263,587	3,332
	TOMONY Holdings Inc.	1,205,004	3,332
	Maruzen Showa Unyu Co. Ltd.	120,246	3,328
*,1	Raksul Inc.	370,392	3,320
*,1	euglena Co. Ltd.	669,925	3,306
	Riso Kagaku Corp.	175,578	3,299
	I'll Inc.	145,985	3,299
	Furukawa Co. Ltd.	243,916	3,292

32

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nippon Yakin Kogyo Co. Ltd.	110,137	3,282
	United Super Markets Holdings Inc.	454,101	3,273
	Morita Holdings Corp.	296,246	3,258
	Pacific Industrial Co. Ltd.	357,341	3,247
	Axial Retailing Inc.	110,319	3,245
[1]	Star Micronics Co. Ltd.	266,620	3,241
	WingArc1st Inc.	148,748	3,236
	Fujimori Kogyo Co. Ltd.	120,820	3,232
	MEC Co. Ltd.	103,894	3,228
	Ringer Hut Co. Ltd.	193,141	3,223
	Shizuoka Gas Co. Ltd.	443,172	3,219
	Nissan Shatai Co. Ltd.	493,797	3,217
	Takara Bio Inc.	362,523	3,214
	BML Inc.	150,830	3,204
	Nagaileben Co. Ltd.	189,681	3,198
	Nikkiso Co. Ltd.	438,186	3,193
	Kurabo Industries Ltd.	155,938	3,191
	Konoike Transport Co. Ltd.	230,760	3,184
	Bell System24 Holdings Inc.	256,903	3,183
	Belc Co. Ltd.	71,902	3,182
	Kameda Seika Co. Ltd.	109,130	3,175
	Nissha Co. Ltd.	304,332	3,169
	Doutor Nichires Holdings Co. Ltd.	205,376	3,169
[1]	Retail Partners Co. Ltd.	268,335	3,166
	Tosei Corp.	223,802	3,160
	Procrea Holdings Inc.	236,436	3,142
	Zuken Inc.	109,866	3,140
	Hakuto Co. Ltd.	81,557	3,132
	Roland Corp.	100,518	3,132
	Management Solutions Co. Ltd.	128,165	3,118
	CTI Engineering Co. Ltd.	83,800	3,118
	Fukushima Galilei Co. Ltd.	89,843	3,101
	Kyokuto Kaihatsu Kogyo Co. Ltd.	223,067	3,101
	Hioki EE Corp.	69,312	3,099
*,1	RENOVA Inc.	366,079	3,082
[1]	Cybozu Inc.	199,532	3,077
	Nippon Seiki Co. Ltd.	377,950	3,070
	Eiken Chemical Co. Ltd.	252,934	3,061
	Daiichi Jitsugyo Co. Ltd.	218,169	3,034
	Oiles Corp.	216,166	3,033
		Shares	Market Value• ($000)
	Nippon Signal Company Ltd.	441,441	3,031
	Nichireki Co. Ltd.	177,202	3,031
	Prestige International Inc.	713,611	3,030
	NPR Riken Corp.	191,926	3,029
	Sanyo Denki Co. Ltd.	68,196	3,024
	Argo Graphics Inc.	116,001	3,008
	Onward Holdings Co. Ltd.	881,370	3,000
*	PKSHA Technology Inc.	125,666	2,999
	Japan Pulp & Paper Co. Ltd.	84,763	2,989
	Shikoku Kasei Holdings Corp.	234,615	2,982
*	Chiyoda Corp.	1,234,364	2,979
	Starts Proceed Investment Corp.	2,086	2,976
*	Nippon Sheet Glass Co. Ltd.	732,543	2,970
[1]	Shibaura Mechatronics Corp.	70,800	2,970
	Tokyu Construction Co. Ltd.	525,366	2,965
	IDOM Inc.	430,895	2,960
	TSI Holdings Co. Ltd.	568,349	2,955
	Toho Bank Ltd.	1,452,082	2,950
[1]	Ryoyo Electro Corp.	116,053	2,949
	Hirata Corp.	66,174	2,943
[1]	Septeni Holdings Co. Ltd.	787,300	2,936
	Yellow Hat Ltd.	234,633	2,935
	Digital Arts Inc.	80,685	2,930
	Okinawa Electric Power Co. Inc.	369,863	2,924
	Geo Holdings Corp.	194,348	2,920
	Tsugami Corp.	337,407	2,899
	Sintokogio Ltd.	384,346	2,898
	Sinfonia Technology Co. Ltd.	195,275	2,877
[1]	Tama Home Co. Ltd.	103,433	2,874
	Noritz Corp.	267,790	2,864
	Universal Entertainment Corp.	175,726	2,860
	Shibuya Corp.	164,721	2,847
	Nohmi Bosai Ltd.	182,281	2,842
[1]	OSAKA Titanium Technologies Co. Ltd.	148,280	2,838
	United Arrows Ltd.	211,136	2,822
	Marusan Securities Co. Ltd.	473,519	2,822
	Siix Corp.	271,574	2,807
	Infocom Corp.	159,965	2,805
	Tachibana Eletech Co. Ltd.	144,106	2,801
	Koshidaka Holdings Co. Ltd.	361,716	2,782
	YAMABIKO Corp.	262,354	2,776

33

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Health Care & Medical Investment Corp.	2,801	2,775
	Tachi-S Co. Ltd.	216,032	2,748
	Yonex Co. Ltd.	290,159	2,746
	Futaba Industrial Co. Ltd.	479,228	2,743
	Broadleaf Co. Ltd.	671,428	2,742
	PHC Holdings Corp.	269,398	2,742
	Sinko Industries Ltd.	144,838	2,738
	Mitsui DM Sugar Holdings Co. Ltd.	129,584	2,727
	Pasona Group Inc.	145,892	2,726
	Hosokawa Micron Corp.	97,586	2,725
*	Modec Inc.	166,317	2,724
	Meisei Industrial Co. Ltd.	358,023	2,720
	Takasago International Corp.	109,991	2,718
	Press Kogyo Co. Ltd.	668,639	2,694
	Aeon Hokkaido Corp.	410,422	2,692
	METAWATER Co. Ltd.	173,835	2,691
	Sato Holdings Corp.	179,358	2,686
	Altech Corp.	142,500	2,685
	Komori Corp.	332,650	2,684
	Mitani Sekisan Co. Ltd.	79,337	2,684
	DyDo Group Holdings Inc.	64,399	2,670
	Mimasu Semiconductor Industry Co. Ltd.	118,073	2,670
	Nippon Kanzai Holdings Co. Ltd.	146,541	2,668
	Asanuma Corp.	97,400	2,662
	Samty Residential Investment Corp.	3,422	2,661
	TPR Co. Ltd.	220,475	2,658
	Change Holdings Inc.	264,289	2,652
	Tosei REIT Investment Corp.	2,757	2,652
	Krosaki Harima Corp.	31,890	2,648
	Keihanshin Building Co. Ltd.	261,962	2,636
	Matsuyafoods Holdings Co. Ltd.	67,483	2,635
	Yamanashi Chuo Bank Ltd.	221,527	2,633
	NS United Kaiun Kaisha Ltd.	77,227	2,619
	Sakai Moving Service Co. Ltd.	135,812	2,617
	Tsukishima Holdings Co. Ltd.	273,806	2,601
	Integrated Design & Engineering Holdings Co. Ltd.	108,304	2,597
	Ishihara Sangyo Kaisha Ltd.	272,197	2,593
		Shares	Market Value• ($000)
	Saibu Gas Holdings Co. Ltd.	186,537	2,586
	Teikoku Electric Manufacturing Co. Ltd.	123,368	2,572
	Nippon Ceramic Co. Ltd.	129,415	2,569
	ASAHI YUKIZAI Corp.	95,087	2,552
	GLOBERIDE Inc.	179,731	2,552
[1]	J Trust Co. Ltd.	785,585	2,549
	Torishima Pump Manufacturing Co. Ltd.	159,594	2,547
	Warabeya Nichiyo Holdings Co. Ltd.	105,096	2,547
	San ju San Financial Group Inc.	198,247	2,547
	RS Technologies Co. Ltd.	119,730	2,529
	Doshisha Co. Ltd.	170,936	2,522
	Mandom Corp.	278,641	2,521
	Aida Engineering Ltd.	431,540	2,520
	Genky DrugStores Co. Ltd.	65,060	2,517
*	W-Scope Corp.	397,880	2,517
	Bank of the Ryukyus Ltd.	321,305	2,514
	Furuno Electric Co. Ltd.	190,538	2,499
	Eagle Industry Co. Ltd.	220,049	2,491
	Topy Industries Ltd.	137,851	2,491
	Sun Frontier Fudousan Co. Ltd.	214,357	2,477
	Anicom Holdings Inc.	644,480	2,477
	Nippon Fine Chemical Co. Ltd.	113,601	2,476
	Chofu Seisakusho Co. Ltd.	171,862	2,474
	Nippon Carbon Co. Ltd.	79,388	2,466
	Okinawa Financial Group Inc.	148,498	2,466
	Koa Corp.	224,807	2,461
	KFC Holdings Japan Ltd.	112,981	2,459
	Kyoei Steel Ltd.	173,832	2,457
	VT Holdings Co. Ltd.	670,377	2,455
	Avex Inc.	252,491	2,447
	Joshin Denki Co. Ltd.	142,208	2,446
	Furuya Metal Co. Ltd.	36,200	2,445
	Torii Pharmaceutical Co. Ltd.	96,984	2,442
	Sanyo Chemical Industries Ltd.	81,020	2,430

34

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Osaka Organic Chemical Industry Ltd.	126,562	2,428
	Tsuburaya Fields Holdings Inc.	268,558	2,414
	Yokorei Co. Ltd.	323,168	2,402
	Fujicco Co. Ltd.	174,244	2,397
*,1	Fujita Kanko Inc.	57,327	2,395
	Itochu-Shokuhin Co. Ltd.	42,613	2,387
	Yondoshi Holdings Inc.	165,159	2,372
	Shima Seiki Manufacturing Ltd.	218,507	2,357
	Hibiya Engineering Ltd.	134,652	2,353
[1]	SBS Holdings Inc.	135,093	2,352
	Sankei Real Estate Inc.	3,606	2,352
	Senshu Electric Co. Ltd.	102,518	2,351
	Riken Technos Corp.	391,919	2,346
	Transaction Co. Ltd.	155,200	2,346
	Dai-Dan Co. Ltd.	231,892	2,340
	Sumitomo Seika Chemicals Co. Ltd.	65,978	2,330
	Tamura Corp.	593,561	2,330
	Trancom Co. Ltd.	45,799	2,330
	Comture Corp.	178,149	2,329
	Happinet Corp.	118,020	2,312
	Asahi Diamond Industrial Co. Ltd.	387,374	2,311
	Takamatsu Construction Group Co. Ltd.	117,882	2,311
	France Bed Holdings Co. Ltd.	244,175	2,310
	Teikoku Sen-I Co. Ltd.	159,631	2,309
	Starzen Co. Ltd.	123,860	2,306
	CMK Corp.	391,039	2,295
	Canon Electronics Inc.	158,603	2,295
	Miyazaki Bank Ltd.	123,729	2,294
	Gree Inc.	568,194	2,294
	ESPEC Corp.	137,372	2,291
	Curves Holdings Co. Ltd.	496,045	2,289
*	Kappa Create Co. Ltd.	189,239	2,285
	Sala Corp.	440,300	2,279
	Godo Steel Ltd.	69,951	2,278
	AOKI Holdings Inc.	281,025	2,269
	Fujibo Holdings Inc.	85,248	2,267
[1]	Seikitokyu Kogyo Co. Ltd.	193,700	2,262
	Yurtec Corp.	282,857	2,249
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,239
	Sun Corp.	140,200	2,238
		Shares	Market Value• ($000)
	Roland DG Corp.	86,406	2,229
	MARUKA FURUSATO Corp.	119,379	2,223
	Bank of Iwate Ltd.	125,573	2,222
	Kanto Denka Kogyo Co. Ltd.	364,372	2,212
	Oyo Corp.	152,303	2,212
	Komehyo Holdings Co. Ltd.	80,600	2,210
	Kamei Corp.	182,592	2,209
	Sumitomo Riko Co. Ltd.	295,709	2,209
	Sinanen Holdings Co. Ltd.	74,106	2,204
[1]	Pack Corp.	91,967	2,204
	Daiwa Industries Ltd.	205,518	2,194
	Sumitomo Densetsu Co. Ltd.	113,058	2,193
	T-Gaia Corp.	160,311	2,192
	Aisan Industry Co. Ltd.	262,983	2,191
	Nippon Thompson Co. Ltd.	548,692	2,188
	TechMatrix Corp.	175,758	2,180
	Sumida Corp.	266,273	2,169
	Mirarth Holdings Inc.	659,545	2,166
	Halows Co. Ltd.	71,294	2,166
	Tokai Corp.	146,368	2,165
*,1	Fujio Food Group Inc.	216,873	2,165
	Oriental Shiraishi Corp.	891,876	2,148
	Fukui Bank Ltd.	183,695	2,142
	Nichiden Corp.	105,183	2,138
	Tanseisha Co. Ltd.	344,879	2,132
	Daikokutenbussan Co. Ltd.	39,968	2,130
	Oita Bank Ltd.	119,222	2,123
	Computer Engineering & Consulting Ltd.	191,104	2,118
	Aichi Steel Corp.	94,185	2,113
	Kurimoto Ltd.	96,444	2,095
	Qol Holdings Co. Ltd.	178,671	2,095
	Insource Co. Ltd.	334,980	2,095
[1]	Abalance Corp.	89,900	2,090
*,1	giftee Inc.	162,630	2,087
	Totech Corp.	61,800	2,086
	Kyokuyo Co. Ltd.	78,016	2,084
	ESCON Japan REIT Investment Corp.	2,523	2,083
	Obara Group Inc.	77,792	2,079
	Chubu Steel Plate Co. Ltd.	126,200	2,075
	Hokuto Corp.	167,812	2,065
	G-Tekt Corp.	169,201	2,053
	Nissei ASB Machine Co. Ltd.	65,720	2,047
	Daikyonishikawa Corp.	421,988	2,041

35

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Demae-Can Co. Ltd.	573,600	2,035
	Matsuya Co. Ltd.	305,147	2,034
	J-Oil Mills Inc.	148,119	2,029
	Alconix Corp.	214,329	2,018
	JAC Recruitment Co. Ltd.	438,956	2,018
	Mitsubishi Research Institute Inc.	61,379	2,012
	Nippon Road Co. Ltd.	138,460	2,008
	LITALICO Inc.	137,552	2,008
	Unipres Corp.	294,005	1,981
	HI-LEX Corp.	205,491	1,976
	Denyo Co. Ltd.	120,017	1,971
	Ehime Bank Ltd.	275,670	1,967
	Riken Vitamin Co. Ltd.	124,218	1,967
	TRE Holdings Corp.	252,681	1,966
	Sanyo Electric Railway Co. Ltd.	126,920	1,958
	Avant Group Corp.	194,500	1,957
	Goldcrest Co. Ltd.	124,753	1,951
	Ryoden Corp.	105,576	1,947
	Mitsuba Corp.	280,625	1,943
	Icom Inc.	75,868	1,935
	Ines Corp.	169,350	1,933
	TV Asahi Holdings Corp.	169,603	1,929
	Key Coffee Inc.	130,419	1,929
	FULLCAST Holdings Co. Ltd.	148,718	1,928
	Elan Corp.	243,586	1,923
	Shin Nippon Air Technologies Co. Ltd.	113,853	1,922
	Anest Iwata Corp.	244,865	1,921
	ES-Con Japan Ltd.	287,751	1,896
	GMO Financial Holdings Inc.	355,600	1,896
	Mie Kotsu Group Holdings Inc.	442,137	1,889
	Aiphone Co. Ltd.	98,445	1,885
	Nafco Co. Ltd.	142,900	1,885
	Marudai Food Co. Ltd.	162,443	1,872
	Yamagata Bank Ltd.	247,206	1,868
	Vital KSK Holdings Inc.	252,315	1,865
	M&A Capital Partners Co. Ltd.	107,370	1,848
	Sodick Co. Ltd.	356,787	1,840
	Katakura Industries Co. Ltd.	156,210	1,811
	Daiki Aluminium Industry Co. Ltd.	216,180	1,805
	Gakken Holdings Co. Ltd.	256,474	1,793
*,1	Oisix ra daichi Inc.	186,059	1,793
	Sparx Group Co. Ltd.	156,987	1,790
[1]	Shin Nippon Biomedical Laboratories Ltd.	148,621	1,785
		Shares	Market Value• ($000)
	Yahagi Construction Co. Ltd.	186,629	1,785
	gremz Inc.	120,155	1,784
	Weathernews Inc.	46,484	1,781
*	Vision Inc.	204,607	1,781
	Shinko Shoji Co. Ltd.	216,046	1,779
	Miroku Jyoho Service Co. Ltd.	143,048	1,778
[1]	Union Tool Co.	75,041	1,775
	Toenec Corp.	54,823	1,774
	Shikoku Bank Ltd.	260,392	1,770
	Japan Transcity Corp.	405,488	1,762
	TOC Co. Ltd.	356,412	1,761
	Yokowo Co. Ltd.	174,224	1,755
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	97,940	1,751
	Matsuda Sangyo Co. Ltd.	102,737	1,743
	Proto Corp.	181,232	1,734
[1]	Nittoku Co. Ltd.	121,700	1,723
	Pressance Corp.	151,870	1,714
	Nippon Denko Co. Ltd.	873,427	1,706
	KPP Group Holdings Co. Ltd.	353,200	1,705
	Sagami Holdings Corp.	166,467	1,699
[1]	Inageya Co. Ltd.	188,634	1,698
	Rock Field Co. Ltd.	148,605	1,698
	Akita Bank Ltd.	126,125	1,697
[1]	Daikoku Denki Co. Ltd.	71,000	1,683
	Tochigi Bank Ltd.	766,033	1,679
	Vector Inc.	207,090	1,661
	Chiyoda Integre Co. Ltd.	83,747	1,659
	Neturen Co. Ltd.	243,419	1,657
	Cosel Co. Ltd.	170,165	1,655
	Cawachi Ltd.	88,031	1,655
	Kawada Technologies Inc.	35,767	1,654
	World Co. Ltd.	138,847	1,651
	Tekken Corp.	115,988	1,648
	Belluna Co. Ltd.	373,488	1,645
	Chori Co. Ltd.	82,072	1,641
	Wellneo Sugar Co. Ltd.	109,647	1,639
	FIDEA Holdings Co. Ltd.	153,055	1,636
	Chilled & Frozen Logistics Holdings Co. Ltd.	159,384	1,633
	Toyo Kanetsu KK	59,571	1,632
	Honeys Holdings Co. Ltd.	131,390	1,623
	Stella Chemifa Corp.	70,695	1,617
	Onoken Co. Ltd.	131,959	1,617
	Aichi Corp.	208,984	1,611
	K&O Energy Group Inc.	102,552	1,609

36

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Rheon Automatic Machinery Co. Ltd.	150,342	1,599
	Tonami Holdings Co. Ltd.	49,874	1,596
[1]	Carta Holdings Inc.	168,789	1,596
[1]	Tsubaki Nakashima Co. Ltd.	307,976	1,595
	Fuji Pharma Co. Ltd.	129,413	1,594
	YAKUODO Holdings Co. Ltd.	82,672	1,594
	Shinnihon Corp.	197,448	1,587
	SRA Holdings	62,823	1,586
[1]	YA-MAN Ltd.	222,248	1,584
	Okabe Co. Ltd.	303,587	1,574
[1]	Alpen Co. Ltd.	113,991	1,568
	ZIGExN Co. Ltd.	417,130	1,567
[1]	BRONCO BILLY Co. Ltd.	69,362	1,565
	Koatsu Gas Kogyo Co. Ltd.	248,189	1,559
	Solasto Corp.	357,442	1,559
	JM Holdings Co. Ltd.	99,219	1,558
	COLOPL Inc.	371,626	1,555
	Osaka Steel Co. Ltd.	88,526	1,551
	Elematec Corp.	124,883	1,549
	Moriroku Holdings Co. Ltd.	78,303	1,543
	Arisawa Manufacturing Co. Ltd.	207,500	1,543
	CI Takiron Corp.	331,500	1,540
	Toyo Corp.	153,649	1,537
	Tokushu Tokai Paper Co. Ltd.	55,106	1,536
	Ichikoh Industries Ltd.	429,094	1,535
	Nippon Parking Development Co. Ltd.	1,126,331	1,532
	Softcreate Holdings Corp.	125,666	1,529
	Daiho Corp.	57,965	1,526
	Zenrin Co. Ltd.	246,063	1,523
	Seikagaku Corp.	280,759	1,513
	Shinwa Co. Ltd.	90,412	1,512
[1]	Snow Peak Inc.	230,946	1,512
	JSB Co. Ltd.	84,600	1,502
	Tenma Corp.	95,161	1,498
[1]	Macromill Inc.	269,181	1,497
	Hoosiers Holdings Co. Ltd.	198,137	1,493
	Fixstars Corp.	163,650	1,493
	SIGMAXYZ Holdings Inc.	145,392	1,491
[1]	eRex Co. Ltd.	269,621	1,490
	Dai Nippon Toryo Co. Ltd.	206,205	1,489
	Sakai Chemical Industry Co. Ltd.	112,092	1,489
	Futaba Corp.	400,811	1,486
		Shares	Market Value• ($000)
	Shibusawa Warehouse Co. Ltd.	71,880	1,482
	JP-Holdings Inc.	466,003	1,481
	Mars Group Holdings Corp.	84,696	1,481
	Hodogaya Chemical Co. Ltd.	56,018	1,476
	Seika Corp.	70,164	1,466
	NEC Capital Solutions Ltd.	61,730	1,466
[1]	Fujiya Co. Ltd.	84,299	1,453
[1]	Raysum Co. Ltd.	63,800	1,448
	Giken Ltd.	112,789	1,445
	Nissin Corp.	84,954	1,443
	Hokkaido Gas Co. Ltd.	92,386	1,441
*	SRE Holdings Corp.	73,964	1,438
	LEC Inc.	195,753	1,435
*,1	Tatsuta Electric Wire & Cable Co. Ltd.	288,163	1,432
	Daito Pharmaceutical Co. Ltd.	105,400	1,422
[1]	Fukuda Corp.	39,735	1,416
	Chubu Shiryo Co. Ltd.	181,710	1,412
*	Nippon Chemi-Con Corp.	152,072	1,411
	Kintetsu Department Store Co. Ltd.	74,618	1,401
	Link & Motivation Inc.	354,959	1,398
	St. Marc Holdings Co. Ltd.	92,569	1,392
*,1	Istyle Inc.	468,567	1,375
[1]	S-Pool Inc.	436,825	1,374
	Marvelous Inc.	271,295	1,370
	Osaki Electric Co. Ltd.	300,930	1,365
	Toa Corp. (XTKS)	186,191	1,363
	Fudo Tetra Corp.	85,007	1,361
*	PIA Corp.	57,053	1,357
	World Holdings Co. Ltd.	70,135	1,354
	Hochiki Corp.	109,276	1,352
	Bank of Saga Ltd.	102,957	1,348
	Towa Bank Ltd.	314,177	1,347
[1]	Pharma Foods International Co. Ltd.	189,650	1,344
	Ki-Star Real Estate Co. Ltd.	60,371	1,343
	Nagatanien Holdings Co. Ltd.	88,086	1,339
	Daido Metal Co. Ltd.	341,156	1,328
	SB Technology Corp.	78,834	1,325
	V Technology Co. Ltd.	65,653	1,320
[1]	Midac Holdings Co. Ltd.	88,256	1,315
	Nihon Nohyaku Co. Ltd.	287,263	1,313

37

Developed Markets Index Fund
		Shares	Market Value• ($000)
	EM Systems Co. Ltd.	265,349	1,309
	JSP Corp.	99,924	1,297
	Komatsu Matere Co. Ltd.	228,964	1,297
	Studio Alice Co. Ltd.	86,834	1,295
	CMIC Holdings Co. Ltd.	69,261	1,295
	Kyodo Printing Co. Ltd.	56,296	1,288
	m-up Holdings Inc.	169,100	1,288
	Achilles Corp.	115,946	1,267
	Shindengen Electric Manufacturing Co. Ltd.	59,058	1,266
	Ebase Co. Ltd.	228,612	1,265
	Kanaden Corp.	114,806	1,264
	DKK Co. Ltd.	79,428	1,251
	Tayca Corp.	128,554	1,246
	Pronexus Inc.	132,644	1,237
	Maezawa Kyuso Industries Co. Ltd.	131,454	1,234
[1]	Remixpoint Inc.	915,438	1,232
	Intage Holdings Inc.	107,076	1,231
[1]	Gamecard-Joyco Holdings Inc.	77,700	1,231
	Nichiban Co. Ltd.	100,009	1,227
	Ichiyoshi Securities Co. Ltd.	243,646	1,219
	Tokyo Rakutenchi Co. Ltd.	25,050	1,214
	Riso Kyoiku Co. Ltd.	754,122	1,213
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,213
[1]	Okura Industrial Co. Ltd.	66,897	1,209
	Sankyo Seiko Co. Ltd.	236,436	1,204
	ValueCommerce Co. Ltd.	115,611	1,200
	Akatsuki Inc.	66,902	1,199
	JDC Corp.	288,219	1,196
[1]	Takatori Corp.	39,671	1,195
	Takaoka Toko Co. Ltd.	79,640	1,190
	Tomoku Co. Ltd.	77,305	1,176
	Maxvalu Tokai Co. Ltd.	55,665	1,176
	Xebio Holdings Co. Ltd.	173,333	1,174
	Kyokuto Securities Co. Ltd.	171,859	1,171
	WDB Holdings Co. Ltd.	74,162	1,162
	Okuwa Co. Ltd.	198,244	1,161
	Feed One Co. Ltd.	200,035	1,155
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,149
	Nitto Kohki Co. Ltd.	86,600	1,145
	WATAMI Co. Ltd.	156,258	1,145
		Shares	Market Value• ($000)
	G-7 Holdings Inc.	134,959	1,145
	Sankyo Tateyama Inc.	205,761	1,139
	Central Security Patrols Co. Ltd.	62,215	1,122
	Kenko Mayonnaise Co. Ltd.	93,001	1,120
[1]	Airtrip Corp.	85,009	1,114
	Advan Group Co. Ltd.	145,032	1,100
	Ministop Co. Ltd.	101,283	1,099
	Asahi Co. Ltd.	122,110	1,097
	Kansai Food Market Ltd.	106,166	1,082
	Tokyo Energy & Systems Inc.	145,980	1,081
	CTS Co. Ltd.	233,828	1,077
[1]	Kojima Co. Ltd.	193,855	1,074
	Alpha Systems Inc.	49,538	1,063
	ST Corp.	97,818	1,058
	Artnature Inc.	186,500	1,058
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,052
[1]	Central Sports Co. Ltd.	59,929	1,041
	CAC Holdings Corp.	84,413	1,040
	Nihon Chouzai Co. Ltd.	103,730	1,028
	Kanagawa Chuo Kotsu Co. Ltd.	47,971	1,019
	Chiyoda Co. Ltd.	167,035	1,017
	Hisaka Works Ltd.	152,459	996
	Yukiguni Maitake Co. Ltd.	149,269	989
[1]	Aeon Fantasy Co. Ltd.	52,673	976
	Oro Co. Ltd.	53,222	973
*	Pacific Metals Co. Ltd.	111,658	959
	Tv Tokyo Holdings Corp.	45,183	958
	Sanoh Industrial Co. Ltd.	170,665	949
	Iseki & Co. Ltd.	123,029	941
	Taisei Lamick Co. Ltd.	45,721	939
	Melco Holdings Inc.	37,690	920
	Tsutsumi Jewelry Co. Ltd.	56,370	913
	Optorun Co. Ltd.	79,205	913
	Nippon Rietec Co. Ltd.	108,697	912
*	Gurunavi Inc.	469,296	907
	MTI Ltd.	194,175	892
	Hokkan Holdings Ltd.	77,129	889
[1]	Digital Holdings Inc.	99,939	886
	Nisso Holdings Co. Ltd.	157,507	885
	Fukui Computer Holdings Inc.	49,444	882
	Yorozu Corp.	149,914	879

38

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Shimojima Co. Ltd.	95,372	870
	Toho Zinc Co. Ltd.	108,446	865
[1]	Rokko Butter Co. Ltd.	91,786	862
*	Optim Corp.	146,893	858
*	Nippon Coke & Engineering Co. Ltd.	1,013,050	839
	Nippon Sharyo Ltd.	57,131	833
	Shimizu Bank Ltd.	75,898	827
	Arakawa Chemical Industries Ltd.	114,549	823
[1]	Taki Chemical Co. Ltd.	36,067	821
*,1	Taiko Pharmaceutical Co. Ltd.	380,325	816
	Airport Facilities Co. Ltd.	195,162	815
	Inaba Seisakusho Co. Ltd.	78,213	813
	Sanshin Electronics Co. Ltd.	52,811	812
	Japan Best Rescue System Co. Ltd.	114,186	808
	IR Japan Holdings Ltd.	75,174	807
*	Jamco Corp.	71,580	803
	Nihon Trim Co. Ltd.	37,019	792
*	Kourakuen Holdings Corp.	90,163	775
	Nakayama Steel Works Ltd.	133,863	772
	BrainPad Inc.	98,930	772
*	KNT-CT Holdings Co. Ltd.	84,869	771
	DKS Co. Ltd.	54,542	758
	Inui Global Logistics Co. Ltd.	98,653	758
[1]	Kitanotatsujin Corp.	496,610	749
	Amuse Inc.	71,194	748
*,1	Japan Display Inc.	4,984,772	741
	Hito Communications Holdings Inc.	85,380	739
	Yushin Precision Equipment Co. Ltd.	156,000	737
[1]	GMO GlobalSign Holdings KK	37,641	729
*	TerraSky Co. Ltd.	57,646	726
*,1	Sourcenext Corp.	623,888	724
	Pole To Win Holdings Inc.	211,751	724
	Gecoss Corp.	95,935	720
	Tosho Co. Ltd.	121,563	719
	Tess Holdings Co. Ltd.	231,161	713
[1]	FAN Communications Inc.	253,644	712
	Fuso Pharmaceutical Industries Ltd.	51,742	693
		Shares	Market Value• ($000)
	Yamashin-Filter Corp.	300,744	673
	Furukawa Battery Co. Ltd.	107,297	663
	Aruhi Corp.	113,295	660
	Corona Corp.	97,486	659
	Taiho Kogyo Co. Ltd.	117,011	658
	Cleanup Corp.	135,488	657
*	Atrae Inc.	125,093	651
[1]	I-PEX Inc.	56,442	616
	LIFULL Co. Ltd.	478,903	606
	Daisyo Corp.	67,791	593
	MedPeer Inc.	113,695	576
	Sekisui Kasei Co. Ltd.	166,741	574
*,1	Gunosy Inc.	102,774	562
	Ubicom Holdings Inc.	47,071	556
*	CHIMNEY Co. Ltd.	53,904	547
*	FDK Corp.	109,288	542
	Medical Data Vision Co. Ltd.	116,903	541
	Direct Marketing MiX Inc.	170,483	533
	Chuo Spring Co. Ltd.	107,880	529
*,1	Open Door Inc.	94,896	525
[1]	Kamakura Shinsho Ltd.	133,163	521
	Tokyo Individualized Educational Institute Inc.	156,337	493
	Takamiya Co. Ltd.	136,908	480
	Japan Medical Dynamic Marketing Inc.	88,564	476
[1]	Ohara Inc.	61,097	470
*	Net Protections Holdings Inc.	322,800	467
	Fibergate Inc.	70,741	461
[1]	Enigmo Inc.	171,056	444
*	Akebono Brake Industry Co. Ltd.	542,566	430
*	Media Do Co. Ltd.	42,088	430
	Kanamic Network Co. Ltd.	129,606	386
	Raccoon Holdings Inc.	82,790	380
*	RPA Holdings Inc.	191,370	367
	Tokyo Base Co. Ltd.	168,771	360
	Wowow Inc.	35,634	270
	Robot Home Inc.	224,508	270
	Linical Co. Ltd.	68,678	258
*	COOKPAD Inc.	271,541	227
*,1	Right On Co. Ltd.	65,911	206
			37,641,630
Netherlands (3.5%)
	ASML Holding NV	3,210,449	2,423,528
	ING Groep NV	29,332,178	439,823
	Prosus NV	12,342,091	367,354
*,1,2	Adyen NV	239,695	309,432
	Wolters Kluwer NV	1,996,192	283,997
	Heineken NV	2,277,219	231,364

39

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Koninklijke Ahold Delhaize NV	7,895,025	227,151
	ASM International NV	379,831	197,692
	Universal Music Group NV	6,096,723	174,044
	Koninklijke Philips NV	6,397,750	149,722
	DSM-Firmenich AG	1,408,423	143,227
	Akzo Nobel NV	1,385,802	114,754
	ArcelorMittal SA	4,033,210	114,463
	BE Semiconductor Industries NV	617,013	93,154
	Koninklijke KPN NV	26,797,149	92,320
	Heineken Holding NV	1,066,120	90,273
	NN Group NV	2,279,317	90,081
	EXOR NV	827,321	82,813
	IMCD NV	462,638	80,575
	Aegon Ltd.	13,761,761	80,011
	Randstad NV	892,402	56,007
	ASR Nederland NV	1,184,691	55,965
[2]	ABN AMRO Bank NV GDR	3,109,039	46,755
[2]	Signify NV	1,021,404	34,254
	Aalberts NV	781,244	33,959
	Arcadis NV	589,693	31,856
	JDE Peet's NV	979,609	26,345
*,2	Just Eat Takeaway.com NV	1,599,023	24,380
*	InPost SA	1,652,354	22,878
	OCI NV	786,930	22,806
	Allfunds Group plc	2,739,869	19,482
	Koninklijke Vopak NV	527,145	17,740
	SBM Offshore NV	1,272,618	17,484
*	Fugro NV	911,080	17,469
*,1	Galapagos NV	393,157	16,045
	TKH Group NV	332,517	14,530
[2]	CTP NV	828,521	13,997
*,1,2	Basic-Fit NV	427,888	13,322
	APERAM SA	349,910	12,728
*,1,2	Alfen NV	178,092	11,885
	Corbion NV	481,028	10,302
	Eurocommercial Properties NV	400,703	9,826
	Van Lanschot Kempen NV	305,097	9,499
	AMG Critical Materials NV	260,986	6,587
	Koninklijke BAM Groep NV	2,191,327	5,857
	Wereldhave NV	319,751	5,108
	Sligro Food Group NV	274,380	4,814
[1]	PostNL NV	2,944,630	4,602
	Flow Traders Ltd.	205,612	4,074
*	TomTom NV	531,537	3,753
	Vastned Retail NV	139,291	3,093
	NSI NV	138,374	2,865
[1]	Brunel International NV	161,212	1,993
[2]	B&S Group SARL	204,477	835
		Shares	Market Value• ($000)
*,1	Ebusco Holding NV	71,776	381
			6,369,254
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,641,092	69,215
	Auckland International Airport Ltd.	10,603,040	58,985
	Spark New Zealand Ltd.	14,992,963	49,084
	Infratil Ltd.	6,746,135	42,762
	Meridian Energy Ltd.	10,062,818	35,237
	Contact Energy Ltd.	6,365,466	32,232
	EBOS Group Ltd.	1,300,518	29,167
	Mainfreight Ltd.	654,963	28,677
	Mercury NZ Ltd.	5,591,751	23,324
	Fletcher Building Ltd.	6,307,167	19,049
*	Ryman Healthcare Ltd.	4,896,049	18,252
	Chorus Ltd.	3,557,819	17,672
*	a2 Milk Co. Ltd.	5,816,310	16,926
	Goodman Property Trust	9,214,259	13,276
	Summerset Group Holdings Ltd.	1,882,193	12,195
	Precinct Properties New Zealand Ltd.	10,742,741	8,587
	Freightways Group Ltd.	1,370,894	7,366
	SKYCITY Entertainment Group Ltd.	6,161,653	7,092
	Kiwi Property Group Ltd.	12,634,078	6,987
	Genesis Energy Ltd.	4,297,630	6,807
	Vital Healthcare Property Trust	4,247,167	5,933
	Air New Zealand Ltd.	12,311,716	4,941
	Argosy Property Ltd.	6,787,968	4,805
	Vector Ltd.	2,007,207	4,733
	Heartland Group Holdings Ltd.	4,762,132	4,455
	Stride Property Group	3,959,151	3,603
	Oceania Healthcare Ltd.	5,565,484	2,674
	SKY Network Television Ltd.	1,159,530	2,022
	Scales Corp. Ltd.	924,236	2,017
*	Synlait Milk Ltd.	824,176	494
			538,569
Norway (0.7%)
	Equinor ASA	7,249,348	229,746
	DNB Bank ASA	8,304,512	176,564
	Norsk Hydro ASA	10,783,000	72,479
	Aker BP ASA	2,491,797	72,381
	Mowi ASA	3,589,476	64,279
	Telenor ASA	5,090,513	58,422
	Orkla ASA	6,181,627	48,005

40

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Yara International ASA	1,320,186	46,902
	Storebrand ASA	3,394,708	30,099
	Salmar ASA	515,446	28,867
	Subsea 7 SA	1,916,844	27,923
	Kongsberg Gruppen ASA	601,158	27,522
	Gjensidige Forsikring ASA	1,380,869	25,482
*	Adevinta ASA	2,222,287	24,551
	TOMRA Systems ASA	1,898,022	23,012
	Schibsted ASA Class A	777,263	22,377
	Bakkafrost P/F	415,303	21,712
*	Nordic Semiconductor ASA	1,521,822	18,826
	SpareBank 1 SR-Bank ASA	1,440,135	18,264
	Schibsted ASA Class B	631,693	17,194
	SpareBank 1 SMN	1,099,104	15,338
	Var Energi ASA	4,575,127	14,473
[1]	TGS ASA	1,062,037	13,792
	Hafnia Ltd.	1,996,339	13,781
	Borregaard ASA	804,857	13,578
*	Borr Drilling Ltd.	1,781,293	13,285
	Aker ASA Class A	194,206	12,710
*,2	AutoStore Holdings Ltd.	5,807,081	11,409
[2]	BW LPG Ltd.	675,464	10,049
[2]	Europris ASA	1,300,680	9,823
	Protector Forsikring ASA	545,198	9,652
	Leroy Seafood Group ASA	2,310,615	9,506
*,1	NEL ASA	13,766,400	9,297
	Aker Solutions ASA	2,153,893	8,895
	Veidekke ASA	877,270	8,822
	Atea ASA	667,711	8,491
[2]	Scatec ASA	955,628	7,721
	Wallenius Wilhelmsen ASA	830,955	7,280
	FLEX LNG Ltd.	238,794	7,015
	DNO ASA	6,840,346	6,765
[2]	Entra ASA	575,266	6,526
	Hoegh Autoliners ASA	713,163	6,470
	Sparebank 1 Oestlandet	443,894	5,793
*,1,2	Crayon Group Holding ASA	671,946	5,593
	Stolt-Nielsen Ltd.	173,766	5,324
	Austevoll Seafood ASA	713,974	5,207
[2]	Elkem ASA	2,208,108	4,597
	MPC Container Ships ASA	3,028,372	3,969
	Wilh Wilhelmsen Holding ASA Class A	106,585	3,826
		Shares	Market Value• ($000)
	Bonheur ASA	156,568	3,729
*	Aker Carbon Capture ASA	2,683,301	3,579
	Grieg Seafood ASA	455,078	3,061
	Hexagon Composites ASA	996,007	2,831
	BW Offshore Ltd.	702,984	1,549
*	BW Energy Ltd.	583,196	1,547
*,1	Aker Horizons ASA	1,705,248	730
			1,330,620
Poland (0.4%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	6,924,392	88,590
	ORLEN SA	4,687,242	78,043
	Powszechny Zaklad Ubezpieczen SA	4,555,327	54,717
	Bank Polska Kasa Opieki SA	1,268,443	49,042
*,2	Dino Polska SA	390,973	45,777
	LPP SA	9,002	37,054
	KGHM Polska Miedz SA	1,118,563	34,892
*,2	Allegro.eu SA	4,038,621	34,184
	Santander Bank Polska SA	271,607	33,823
	KRUK SA	142,265	17,251
*	PGE Polska Grupa Energetyczna SA	7,140,546	15,752
[1]	CD Projekt SA	527,221	15,414
	Grupa Kety SA	79,370	15,034
*	Alior Bank SA	748,109	14,523
*	mBank SA	104,929	14,267
	Orange Polska SA	5,359,903	11,094
*	Bank Millennium SA	4,943,914	10,500
	Asseco Poland SA	458,017	8,508
*	Pepco Group NV	1,209,769	8,009
*	Tauron Polska Energia SA	7,761,198	7,366
[1]	Bank Handlowy w Warszawie SA	260,134	6,704
*,1	CCC SA	372,383	5,787
*	Enea SA	2,063,071	4,808
*,1	Jastrzebska Spolka Weglowa SA	415,290	4,437
*	AmRest Holdings SE	579,611	3,917
*	Cyfrowy Polsat SA	1,220,416	3,825
*,1	Grupa Azoty SA	372,022	2,336
	Warsaw Stock Exchange	213,298	2,304
			627,958
Portugal (0.2%)
	EDP - Energias de Portugal SA	24,554,552	123,583
	Galp Energia SGPS SA	4,063,024	59,782
	Jeronimo Martins SGPS SA	2,237,149	56,937
	EDP Renovaveis SA	2,413,949	49,417

41

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Banco Comercial Portugues SA Class R	62,818,038	19,079
	REN - Redes Energeticas Nacionais SGPS SA	3,128,233	8,038
	Navigator Co. SA	2,031,681	7,970
	Sonae SGPS SA	7,312,464	7,306
	NOS SGPS SA	1,632,168	5,768
*,1	Greenvolt-Energias Renovaveis SA	533,246	4,823
[1]	Altri SGPS SA	578,010	2,943
	CTT-Correios de Portugal SA	738,537	2,851
	Corticeira Amorim SGPS SA	261,808	2,646
	Semapa-Sociedade de Investimento e Gestao	116,733	1,729
			352,872
Singapore (1.1%)
	DBS Group Holdings Ltd.	14,760,238	373,269
	Oversea-Chinese Banking Corp. Ltd.	28,565,031	281,063
	United Overseas Bank Ltd.	9,880,649	213,256
	Singapore Telecommunications Ltd.	61,234,993	114,632
	CapitaLand Ascendas REIT	28,926,428	66,316
	CapitaLand Integrated Commercial Trust	41,217,337	64,249
	Keppel Corp. Ltd.	11,281,873	60,367
	Singapore Airlines Ltd.	11,190,353	55,564
	Capitaland Investment Ltd.	20,835,930	49,816
	Singapore Exchange Ltd.	6,654,369	49,504
	Wilmar International Ltd.	16,989,200	45,894
	Singapore Technologies Engineering Ltd.	12,388,280	36,480
	Genting Singapore Ltd.	47,018,728	35,615
	Mapletree Logistics Trust	26,836,702	35,336
	Mapletree Industrial Trust	15,982,749	30,365
	Sembcorp Industries Ltd.	7,377,813	29,655
*	Seatrium Ltd.	330,909,907	29,548
	Venture Corp. Ltd.	2,212,736	22,801
	Mapletree Pan Asia Commercial Trust	18,860,382	22,407
	Frasers Logistics & Commercial Trust	23,451,234	20,416
		Shares	Market Value• ($000)
	UOL Group Ltd.	4,139,458	19,665
	City Developments Ltd.	3,785,989	19,062
	Jardine Cycle & Carriage Ltd.	805,318	18,150
	ComfortDelGro Corp. Ltd.	16,702,259	17,702
	Suntec REIT	17,127,081	15,949
	Keppel DC REIT	10,341,572	15,267
	NetLink NBN Trust	23,877,244	15,194
	CapitaLand Ascott Trust	20,180,586	15,127
	Frasers Centrepoint Trust	8,820,083	15,089
*	SATS Ltd.	7,235,203	15,059
	Keppel REIT	19,705,872	13,874
	ESR-LOGOS REIT	51,392,857	12,458
	Keppel Infrastructure Trust	32,511,881	12,315
	Parkway Life REIT	3,124,566	8,686
	iFAST Corp. Ltd.	1,282,169	7,968
	Lendlease Global Commercial REIT	15,143,267	7,396
	Olam Group Ltd.	9,262,110	7,281
	Capitaland India Trust	7,834,094	6,764
[1]	CapitaLand China Trust	9,139,248	6,435
	Raffles Medical Group Ltd.	7,668,994	6,273
	Sheng Siong Group Ltd.	4,993,973	6,052
	PARAGON REIT	8,903,493	5,970
	Hutchison Port Holdings Trust	40,284,724	5,959
	CDL Hospitality Trusts	6,976,712	5,865
[1]	AEM Holdings Ltd.	2,177,330	5,697
	AIMS APAC REIT	4,946,913	4,871
	Starhill Global REIT	11,207,670	4,457
	First Resources Ltd.	4,088,332	4,427
[1]	Singapore Post Ltd.	11,873,268	4,272
	Cromwell European REIT	2,640,526	4,137
	Digital Core REIT Management Pte. Ltd.	6,191,170	3,991
	StarHub Ltd.	4,705,274	3,957
	Far East Hospitality Trust	7,781,059	3,920
	OUE Commercial REIT	17,747,835	3,828
	UMS Holdings Ltd.	3,771,192	3,824
	SIA Engineering Co. Ltd.	1,849,016	3,319
	Keppel Pacific Oak US REIT	7,131,557	2,671
	Riverstone Holdings Ltd.	4,632,573	2,472
	Hour Glass Ltd.	1,686,700	2,121
	First REIT	9,128,516	1,832
	Silverlake Axis Ltd.	6,045,926	1,282
	Prime US REIT	5,337,786	1,277

42

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Bumitama Agri Ltd.	2,741,008	1,255
	Manulife US REIT	13,166,219	1,051
[1]	Nanofilm Technologies International Ltd.	1,506,479	1,042
*,1	COSCO Shipping International Singapore Co. Ltd.	7,561,216	756
*	Yoma Strategic Holdings Ltd.	8,964,090	489
*,1,3	Ezra Holdings Ltd.	10,329,900	86
*,3	Eagle Hospitality Trust	4,532,200	—
			1,983,147
South Korea (4.6%)
	Samsung Electronics Co. Ltd. (XKRX)	38,521,174	2,338,114
	SK Hynix Inc.	4,383,099	478,362
	POSCO Holdings Inc.	607,513	233,583
	NAVER Corp.	1,165,126	201,591
[1]	Celltrion Inc.	1,253,482	195,741
	Hyundai Motor Co.	1,115,224	175,430
	Samsung SDI Co. Ltd. (XKRX)	424,630	154,604
	Kia Corp.	1,978,456	153,001
	LG Chem Ltd. (XKRX)	383,336	147,440
	KB Financial Group Inc.	3,103,096	129,467
	Shinhan Financial Group Co. Ltd.	4,002,547	124,093
*	LG Energy Solution Ltd.	323,992	106,922
	Kakao Corp.	2,457,217	103,080
	Hyundai Mobis Co. Ltd.	502,767	92,113
*,2	Samsung Biologics Co. Ltd.	143,541	84,442
[1]	Ecopro BM Co. Ltd.	371,250	82,336
[1]	Ecopro Co. Ltd.	155,217	77,341
	Hana Financial Group Inc.	2,302,683	77,243
	LG Electronics Inc. (XKRX)	869,688	68,390
	Samsung C&T Corp.	678,620	68,071
[1]	POSCO Future M Co. Ltd.	230,896	63,768
	KT&G Corp.	827,043	55,716
	Woori Financial Group Inc.	5,321,069	53,557
	Samsung Electro-Mechanics Co. Ltd.	450,939	53,426
	Samsung Fire & Marine Insurance Co. Ltd.	260,199	53,012
*	SK Innovation Co. Ltd.	481,931	52,153
	LG Corp.	728,917	48,440
*	Doosan Enerbility Co. Ltd.	3,450,209	42,390
		Shares	Market Value• ($000)
	SK Inc.	286,444	39,429
	Samsung SDS Co. Ltd.	296,524	38,995
	KakaoBank Corp.	1,742,695	38,374
	Meritz Financial Group Inc.	811,275	37,117
[1]	HMM Co. Ltd.	2,360,690	35,815
*	Krafton Inc.	232,780	34,870
*,1	HLB Inc.	873,111	34,207
	Korea Zinc Co. Ltd.	87,443	33,660
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	347,571	32,508
	Samsung Life Insurance Co. Ltd.	597,915	31,988
*	SK Square Co. Ltd.	787,073	31,987
*	Samsung Heavy Industries Co. Ltd.	5,288,911	31,704
	L&F Co. Ltd.	200,152	31,417
	HYBE Co. Ltd.	168,911	30,500
	Korea Electric Power Corp.	2,069,637	30,318
*	Samsung Engineering Co. Ltd.	1,273,191	28,521
	Korean Air Lines Co. Ltd.	1,499,351	27,701
	Hanwha Aerospace Co. Ltd.	280,233	27,034
[1]	Amorepacific Corp.	235,608	26,430
*	Hanwha Solutions Corp.	843,637	25,641
[1]	Posco DX Co. Ltd.	428,041	24,473
	NCSoft Corp.	128,537	23,907
	Yuhan Corp.	445,197	23,737
	DB Insurance Co. Ltd.	358,618	23,225
	Hyundai Glovis Co. Ltd.	148,838	22,054
	Korea Aerospace Industries Ltd.	569,425	22,044
*,1	Alteogen Inc.	276,266	21,042
[1]	LG Innotek Co. Ltd.	112,919	20,915
	Hankook Tire & Technology Co. Ltd.	591,895	20,803
*	CosmoAM&T Co. Ltd.	180,829	20,505
	LG H&H Co. Ltd. (XKRX)	74,411	20,440
*,1	Kum Yang Co. Ltd.	243,450	20,421
	Industrial Bank of Korea	2,205,746	20,274
	Coway Co. Ltd.	453,236	20,046
	Hyundai Steel Co.	677,769	19,101
	LG Display Co. Ltd.	1,822,169	17,941
*,1	SK Biopharmaceuticals Co. Ltd.	230,889	17,929
	S-Oil Corp.	329,456	17,740

43

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Posco International Corp.	366,258	17,607
	Lotte Chemical Corp.	147,341	17,457
[1]	JYP Entertainment Corp.	222,349	17,413
*	Hanmi Semiconductor Co. Ltd.	357,387	16,981
	Hanmi Pharm Co. Ltd.	62,119	16,947
	HD Hyundai Co. Ltd.	337,942	16,564
	Hyundai Engineering & Construction Co. Ltd.	584,838	15,787
	Orion Corp.Republic of Korea	174,644	15,673
	Doosan Bobcat Inc.	399,653	15,568
	CJ CheilJedang Corp. (XKRX)	61,902	15,536
	Samsung Securities Co. Ltd.	519,901	15,488
[1]	Hyundai Heavy Industries Co. Ltd.	152,458	15,209
	Korea Investment Holdings Co. Ltd.	314,816	14,911
[1]	Hanjin Kal Corp.	259,187	14,571
	Kumho Petrochemical Co. Ltd.	135,081	13,872
	LG Uplus Corp.	1,706,159	13,531
[1]	DB HiTek Co. Ltd.	282,364	12,783
	Hotel Shilla Co. Ltd.	248,868	12,593
*,2	SK IE Technology Co. Ltd.	206,856	12,586
	Mirae Asset Securities Co. Ltd.	2,119,900	12,518
	BNK Financial Group Inc.	2,227,112	12,317
	Fila Holdings Corp.	411,020	12,294
*,1	Celltrion Pharm Inc.	172,144	12,282
*	Hyundai Rotem Co. Ltd.	586,225	12,066
	GS Holdings Corp.	369,684	11,704
	LEENO Industrial Inc.	74,742	11,697
*	Hanwha Ocean Co. Ltd.	586,359	11,379
	Hansol Chemical Co. Ltd.	64,735	11,346
	HD Hyundai Electric Co Ltd.	177,951	11,310
	Hyundai Marine & Fire Insurance Co. Ltd.	469,343	11,261
[1]	Hyundai Mipo Dockyard Co. Ltd.	164,582	10,800
	Kangwon Land Inc.	859,103	10,646
*,1	SK Bioscience Co. Ltd.	190,046	10,587
[1]	SKC Co. Ltd.	149,769	10,473
	JB Financial Group Co. Ltd.	1,155,221	10,185
		Shares	Market Value• ($000)
*,1	Hanall Biopharma Co. Ltd.	294,805	10,091
	LS Corp.	137,243	9,881
*	E-MART Inc.	155,459	9,221
[1]	OCI Holdings Co. Ltd.	111,964	9,190
[1]	LIG Nex1 Co. Ltd.	89,028	9,012
[1]	HPSP Co. Ltd.	260,145	8,785
	F&F Co. Ltd.	126,638	8,741
	NH Investment & Securities Co. Ltd.	1,087,569	8,698
	Hyundai Autoever Corp.	53,198	8,695
	IsuPetasys Co. Ltd.	379,284	8,576
*,1	Rainbow Robotics	62,987	8,564
	Youngone Corp.	241,864	8,537
[1]	CS Wind Corp.	157,153	8,509
	Cheil Worldwide Inc.	574,463	8,469
*	Lunit Inc.	133,593	8,448
[1]	KIWOOM Securities Co. Ltd.	105,864	8,146
	Hanwha Corp. (XKRX)	408,321	8,141
	DGB Financial Group Inc.	1,237,900	8,140
[1]	NongShim Co. Ltd.	25,670	8,099
	HL Mando Co. Ltd.	265,029	8,063
[1]	Soulbrain Co. Ltd.	33,878	7,961
*,1	Pearl Abyss Corp.	265,095	7,936
	Eo Technics Co. Ltd.	66,099	7,795
*,2	Netmarble Corp.	172,944	7,760
*,1	LegoChem Biosciences Inc.	154,148	7,746
[1]	Hyosung Advanced Materials Corp.	24,893	7,682
[1]	Medytox Inc.	40,653	7,594
	CJ Corp.	103,306	7,544
[1]	Shinsegae Inc.	55,107	7,473
[1]	WONIK IPS Co. Ltd.	281,744	7,386
	S-1 Corp.	156,083	7,248
	Hanon Systems	1,284,472	7,235
[1]	Jusung Engineering Co. Ltd.	272,969	7,191
[1]	Dongjin Semichem Co. Ltd.	239,567	7,156
[1]	LS Electric Co. Ltd.	125,051	7,077
	Hyundai Doosan Infracore Co. Ltd.	1,125,670	7,068
	Chong Kun Dang Pharmaceutical Corp.	68,662	6,961
	Hyosung TNC Corp.	23,887	6,749
[1]	Sam Chun Dang Pharm Co. Ltd.	111,311	6,670
*	Hyosung Heavy Industries Corp.	52,857	6,631
	Wemade Co. Ltd.	139,402	6,576
[1]	DL E&C Co. Ltd.	235,535	6,569
[1]	BGF retail Co. Ltd.	64,638	6,565
*	Kakao Games Corp.	324,814	6,492
*,1	Kakaopay Corp.	170,687	6,489
	CJ Logistics Corp.	64,819	6,384

44

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hanwha Systems Co. Ltd.	474,148	6,376
[1]	SM Entertainment Co. Ltd.	89,092	6,355
[1]	Hyundai Wia Corp.	125,988	6,340
[1]	Hana Micron Inc.	282,088	6,329
*	Hanwha Life Insurance Co. Ltd.	2,861,975	6,274
[1]	ISC Co. Ltd.	99,787	6,180
*,1	HLB Life Science Co. Ltd.	694,172	6,144
	Samsung Card Co. Ltd.	244,167	6,125
[1]	Koh Young Technology Inc.	477,937	6,120
	TCC Steel	134,975	6,117
*	Cosmochemical Co. Ltd.	203,376	6,096
[1]	Hyundai Elevator Co. Ltd.	177,383	6,088
[1]	Advanced Nano Products Co. Ltd.	64,830	6,010
*,1	W Scope Chungju Plant Co. Ltd.	173,997	5,969
*,1	Hyundai Bioscience Co. Ltd.	295,942	5,968
	Classys Inc.	204,246	5,959
	KCC Corp.	33,685	5,949
	Cosmax Inc.	60,099	5,885
	GS Engineering & Construction Corp.	503,207	5,855
[1]	LX Semicon Co. Ltd.	87,180	5,851
*	SOLUM Co. Ltd.	275,530	5,829
[1]	Hanmi Science Co. Ltd.	191,416	5,799
[1]	People & Technology Inc.	147,731	5,733
	GS Retail Co. Ltd.	314,950	5,619
	Pan Ocean Co. Ltd.	1,941,974	5,615
*	Daeduck Electronics Co. Ltd.	267,329	5,571
[1]	Lotte Energy Materials Corp.	170,754	5,544
	LOTTE Fine Chemical Co. Ltd.	122,347	5,493
*,1	Chabiotech Co. Ltd.	356,382	5,406
	Samyang Foods Co. Ltd.	32,003	5,367
	Dentium Co. Ltd.	52,329	5,308
	Lotte Shopping Co. Ltd.	91,331	5,303
	Sam-A Aluminum Co. Ltd.	64,454	5,295
	Korean Reinsurance Co.	946,512	5,256
*,1	Daewoo Engineering & Construction Co. Ltd.	1,636,794	5,253
[1]	Daejoo Electronic Materials Co. Ltd.	78,643	5,238
*,1	Hugel Inc.	44,882	5,193
	Green Cross Corp.	51,956	5,045
		Shares	Market Value• ($000)
[1]	Kolon Industries Inc.	145,435	5,006
[1]	Kolmar Korea Co. Ltd.	120,622	5,003
	Park Systems Corp.	36,972	4,961
	Hyundai Department Store Co. Ltd.	119,482	4,789
[1]	KEPCO Engineering & Construction Co. Inc.	99,167	4,773
	Peptron Inc.	151,513	4,731
	AMOREPACIFIC Group	207,673	4,700
*	Kumho Tire Co. Inc.	1,111,966	4,635
*,1	Oscotec Inc.	259,130	4,624
	KEPCO Plant Service & Engineering Co. Ltd.	175,128	4,623
[1]	Ecopro HN Co. Ltd.	86,750	4,604
[1]	SIMMTECH Co. Ltd.	153,694	4,568
	SK Networks Co. Ltd.	1,023,654	4,556
	SK REITs Co. Ltd.	1,476,423	4,553
[1]	HDC Hyundai Development Co-Engineering & Construction	401,018	4,538
*,1	Doosan Fuel Cell Co. Ltd.	252,522	4,532
	S&S Tech Corp.	129,012	4,513
*	CJ ENM Co. Ltd.	80,385	4,492
	Lotte Corp.	211,856	4,436
*,1	Bioneer Corp.	170,935	4,402
	Poongsan Corp.	144,413	4,375
[1]	Hite Jinro Co. Ltd.	246,363	4,291
[1]	Foosung Co. Ltd.	459,135	4,248
[1]	LX International Corp.	185,031	4,211
[1]	SK Chemicals Co. Ltd.	77,717	4,048
[1]	PharmaResearch Co. Ltd.	47,384	4,008
	HK inno N Corp.	116,264	4,007
*	Mezzion Pharma Co. Ltd.	132,584	3,994
*	Korea Gas Corp.	208,714	3,992
*,1	Lake Materials Co. Ltd.	292,187	3,904
[1]	SSANGYONG C&E Co. Ltd.	863,092	3,844
*,1	Paradise Co. Ltd.	372,930	3,842
	Seegene Inc.	213,655	3,787
[1]	DL Holdings Co. Ltd.	95,288	3,786
	Hyundai Construction Equipment Co. Ltd.	93,498	3,741
	AfreecaTV Co. Ltd.	56,409	3,732
	Hyosung Corp.	76,113	3,730
	HAESUNG DS Co. Ltd.	87,196	3,723
*,1	Creative & Innovative System	437,132	3,711

45

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	ABLBio Inc.	193,768	3,684
[1]	ST Pharm Co. Ltd.	69,859	3,666
*,1	Enchem Co. Ltd.	59,402	3,652
[1]	Daewoong Pharmaceutical Co. Ltd.	40,163	3,632
[1]	Doosan Tesna Inc.	79,967	3,615
*	Hana Tour Service Inc.	89,707	3,614
	Dongsuh Cos. Inc.	254,360	3,587
	Ottogi Corp.	11,387	3,531
	Jeisys Medical Inc.	432,544	3,511
*	SK oceanplant Co. Ltd.	227,391	3,478
	YG Entertainment Inc.	86,996	3,433
*,1	Duk San Neolux Co. Ltd.	99,290	3,419
	Doosan Co. Ltd.	46,510	3,376
	Lotte Chilsung Beverage Co. Ltd.	29,711	3,375
	OCI Co. Ltd.	39,002	3,354
	Korea Electric Terminal Co. Ltd.	57,570	3,347
[1]	SL Corp.	120,972	3,342
	Innocean Worldwide Inc.	200,736	3,335
	Eugene Technology Co. Ltd.	105,937	3,335
*,1	Sungeel Hitech Co. Ltd.	39,447	3,326
[1]	SFA Engineering Corp.	140,200	3,298
*,1	Myoung Shin Industrial Co. Ltd.	223,623	3,263
[1]	BH Co. Ltd.	199,511	3,260
*,1	STCUBE	354,654	3,257
[1]	Intellian Technologies Inc.	57,678	3,233
	NEXTIN Inc.	59,653	3,197
	Douzone Bizon Co. Ltd.	140,873	3,158
	JW Pharmaceutical Corp.	114,506	3,152
	i-SENS Inc.	139,123	3,079
[1]	MegaStudyEdu Co. Ltd.	63,837	2,999
	SD Biosensor Inc.	334,620	2,965
[1]	GC Cell Corp.	83,531	2,940
[1]	Tokai Carbon Korea Co. Ltd.	34,135	2,939
	Green Cross Holdings Corp.	229,310	2,903
	JR Global REIT	907,788	2,874
*,1	Shin Poong Pharmaceutical Co. Ltd.	273,693	2,865
	Han Kuk Carbon Co. Ltd.	317,748	2,864
	ESR Kendall Square REIT Co. Ltd.	1,007,813	2,854
	Com2uSCorp	74,763	2,848
		Shares	Market Value• ($000)
	TKG Huchems Co. Ltd.	169,309	2,820
	Sebang Global Battery Co. Ltd.	62,788	2,819
*,1	GemVax & Kael Co. Ltd.	273,794	2,816
[1]	Chunbo Co. Ltd.	32,978	2,805
*,1	SFA Semicon Co. Ltd.	596,135	2,771
*,1	Amicogen Inc.	461,654	2,704
	Shinhan Alpha REIT Co. Ltd.	533,710	2,650
[1]	DongKook Pharmaceutical Co. Ltd.	210,088	2,629
[1]	Korea Petrochemical Ind Co. Ltd.	21,999	2,605
	Daou Technology Inc.	187,082	2,594
	Youngone Holdings Co. Ltd.	42,817	2,590
[1]	Sungwoo Hitech Co. Ltd.	354,206	2,582
*	Asiana Airlines Inc.	297,936	2,574
*,1	Eubiologics Co. Ltd.	288,124	2,559
	DoubleUGames Co. Ltd.	69,164	2,546
	Daewoong Co. Ltd.	159,037	2,539
	Innox Advanced Materials Co. Ltd.	102,772	2,539
[1]	Ahnlab Inc.	47,034	2,510
[1]	Caregen Co. Ltd.	116,592	2,483
*,1	NKMax Co. Ltd.	512,594	2,471
	Daesang Corp.	153,429	2,466
[1]	Hankook & Co. Co. Ltd.	201,680	2,444
*	Dongkuk Steel Mill Co. Ltd.	261,947	2,444
*,1	Naturecell Co. Ltd.	393,193	2,432
[1]	PI Advanced Materials Co. Ltd.	102,816	2,424
	Hanjin Transportation Co. Ltd.	125,610	2,421
[1]	Youlchon Chemical Co. Ltd.	98,181	2,407
	Samyang Holdings Corp.	44,789	2,398
	SK Discovery Co. Ltd.	78,691	2,391
*	Hanwha Investment & Securities Co. Ltd.	884,332	2,387
	KCC Glass Corp.	74,109	2,361
	Solus Advanced Materials Co. Ltd.	114,162	2,342
*	Jeju Air Co. Ltd.	257,856	2,340
*,1	Genexine Inc.	304,777	2,335
*,1	Taihan Electric Wire Co. Ltd.	299,118	2,334
*	NHN Corp.	128,990	2,330
*	IS Dongseo Co. Ltd.	103,633	2,319
*,1	Cafe24 Corp.	106,899	2,319
	LOTTE REIT Co. Ltd.	944,160	2,311

46

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hanssem Co. Ltd.	55,645	2,303
[1]	Mcnex Co. Ltd.	98,169	2,298
	Seoul Semiconductor Co. Ltd.	291,480	2,291
	Yunsung F&C Co. Ltd.	25,961	2,259
	SK Gas Ltd.	19,649	2,256
	Daishin Securities Co. Ltd.	200,947	2,229
*,1	Dawonsys Co. Ltd.	206,806	2,229
*,1	CJ CGV Co. Ltd.	496,330	2,223
	Partron Co. Ltd.	349,986	2,208
*	Sambu Engineering & Construction Co. Ltd.	1,226,698	2,179
*,1	Lotte Tour Development Co. Ltd.	298,302	2,160
[1]	L&C Bio Co. Ltd.	95,248	2,137
*,1	KMW Co. Ltd.	222,355	2,129
*,1	Seojin System Co. Ltd.	151,543	2,127
[1]	Taekwang Industrial Co. Ltd.	4,459	2,107
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	121,364	2,107
	Dong-A Socio Holdings Co. Ltd.	26,159	2,051
*,1	NEPES Corp.	134,920	2,049
*,1	Wysiwyg Studios Co. Ltd.	698,692	2,044
*,1	Shinsung E&G Co. Ltd.	1,285,227	2,029
*,1	Nexon Games Co. Ltd.	174,329	2,023
*	Hanwha General Insurance Co. Ltd.	640,267	2,013
*	Studio Dragon Corp.	49,538	1,978
[1]	INTOPS Co. Ltd.	93,623	1,954
	Dong-A ST Co. Ltd.	36,449	1,954
*	Pharmicell Co. Ltd.	411,857	1,935
[1]	Harim Holdings Co. Ltd.	318,604	1,920
[1]	Boryung	207,195	1,911
	LX Holdings Corp.	347,614	1,902
	Lotte Rental Co. Ltd.	87,338	1,880
[1]	NICE Information Service Co. Ltd.	254,952	1,873
*	Neowiz	90,712	1,869
*,1	Danal Co. Ltd.	516,348	1,865
*	Korea Line Corp.	1,113,049	1,859
[1]	SNT Motiv Co. Ltd.	55,100	1,843
*	HLB Therapeutics Co. Ltd.	537,968	1,827
	Orion Holdings Corp.	161,210	1,824
[1]	RFHIC Corp.	129,772	1,811
*,1	Ananti Inc.	356,731	1,802
*	Daea TI Co. Ltd.	674,686	1,790
	Solid Inc.	380,681	1,787
		Shares	Market Value• ($000)
*	Il Dong Pharmaceutical Co. Ltd.	126,493	1,781
[1]	ENF Technology Co. Ltd.	92,589	1,770
	Namyang Dairy Products Co. Ltd.	3,679	1,734
	Lotte Wellfood Co. Ltd.	18,040	1,731
	Seah Besteel Holdings Corp.	88,195	1,698
*	Enplus Co. Ltd.	565,401	1,693
	Hansae Co. Ltd.	103,851	1,692
[1]	TES Co. Ltd.	108,066	1,679
	Advanced Process Systems Corp.	95,643	1,651
	Nexen Tire Corp.	264,890	1,649
	Handsome Co. Ltd.	110,768	1,641
*,1	Insun ENT Co. Ltd.	287,332	1,636
[1]	Young Poong Corp.	4,090	1,632
	Webzen Inc.	128,051	1,621
	Seobu T&D	291,140	1,621
	Samwha Capacitor Co. Ltd.	54,799	1,615
	HDC Holdings Co. Ltd.	302,226	1,614
	Binggrae Co. Ltd.	37,780	1,602
[1]	GOLFZON Co. Ltd.	22,441	1,601
	Huons Co. Ltd.	53,584	1,595
[1]	Soulbrain Holdings Co. Ltd.	46,034	1,576
[1]	Modetour Network Inc.	132,995	1,569
	LX Hausys Ltd.	46,419	1,568
*	DIO Corp.	89,992	1,561
	InBody Co. Ltd.	79,017	1,552
*,1	Grand Korea Leisure Co. Ltd.	148,062	1,547
[1]	Songwon Industrial Co. Ltd.	120,402	1,526
	KC Tech Co. Ltd.	72,604	1,505
*	CMG Pharmaceutical Co. Ltd.	793,520	1,481
[1]	KH Vatec Co. Ltd.	127,475	1,450
	Unid Co. Ltd.	27,440	1,441
	Korea United Pharm Inc.	68,666	1,436
	LF Corp.	139,267	1,435
	NICE Holdings Co. Ltd.	139,018	1,423
*	Medipost Co. Ltd.	224,303	1,419
	Hyundai Home Shopping Network Corp.	41,524	1,384
*,1	Humasis Co. Ltd.	945,724	1,379
	Eugene Investment & Securities Co. Ltd.	501,710	1,374
*,1	iNtRON Biotechnology Inc.	201,678	1,372
[1]	BNC Korea Co. Ltd.	477,219	1,368
	HL Holdings Corp.	52,319	1,354

47

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hancom Inc.	122,353	1,351
*,1	Helixmith Co. Ltd.	279,365	1,333
	SK Securities Co. Ltd.	2,674,850	1,329
[1]	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,322
	Bukwang Pharmaceutical Co. Ltd.	278,657	1,317
*	Namsun Aluminum Co. Ltd.	723,447	1,315
*	Hyundai Green Food	147,261	1,311
	TK Corp.	113,213	1,292
	NHN KCP Corp.	162,276	1,291
[1]	Huons Global Co. Ltd.	69,834	1,282
	Hanil Cement Co. Ltd.	128,948	1,278
*	CrystalGenomics Invites Co. Ltd.	584,877	1,261
	KISWIRE Ltd.	79,825	1,258
	Ilyang Pharmaceutical Co. Ltd.	103,650	1,258
*	AbClon Inc.	109,361	1,256
*	Samchully Co. Ltd.	16,920	1,246
*,1	UniTest Inc.	120,023	1,243
*	HLB Global Co. Ltd.	318,524	1,237
	Humedix Co. Ltd.	46,672	1,220
	Sung Kwang Bend Co. Ltd.	129,374	1,217
[1]	Zinus Inc.	96,361	1,215
*	GeneOne Life Science Inc.	549,945	1,210
*	Daeduck Co. Ltd.	242,249	1,201
	Yuanta Securities Korea Co. Ltd.	605,566	1,196
[1]	Shinsegae International Inc.	83,670	1,185
*	Com2uS Holdings Corp.	41,091	1,178
*,1	Binex Co. Ltd.	169,163	1,173
*	Hyosung Chemical Corp.	17,591	1,173
	Daol Investment & Securities Co. Ltd.	384,150	1,161
	Tongyang Inc.	1,450,596	1,124
	Dongwon F&B Co. Ltd.	43,782	1,111
	iMarketKorea Inc.	166,520	1,109
	Hansol Technics Co. Ltd.	205,189	1,103
	Vieworks Co. Ltd.	52,535	1,101
	Hyundai GF Holdings	389,014	1,098
	Dongwon Industries Co. Ltd.	41,589	1,072
	Korea Asset In Trust Co. Ltd.	429,889	1,054
*	Yungjin Pharmaceutical Co. Ltd.	628,483	1,035
		Shares	Market Value• ($000)
*,1	OliX Pharmaceuticals Inc.	91,013	1,029
*	Samsung Pharmaceutical Co. Ltd.	600,630	1,013
	Hansol Paper Co. Ltd.	122,002	1,006
	E1 Corp.	20,673	999
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	985
*,1,3	Cellivery Therapeutics Inc.	189,478	983
[1]	ITM Semiconductor Co. Ltd.	48,634	970
	Chongkundang Holdings Corp.	21,069	968
*,1	Komipharm International Co. Ltd.	296,964	964
	Namhae Chemical Corp.	164,723	945
	Hankook Shell Oil Co. Ltd.	5,336	936
*	Hanwha Galleria Corp.	880,756	927
[1]	Nature Holdings Co. Ltd.	67,977	925
*	Tongyang Life Insurance Co. Ltd.	249,987	878
*,1	MedPacto Inc.	156,440	877
	SPC Samlip Co. Ltd.	18,028	875
[1]	Gradiant Corp.	84,141	869
	Toptec Co. Ltd.	146,200	869
	KUMHOE&C Co. Ltd.	211,991	854
	Hyundai Corp.	58,136	851
	Jeil Pharmaceutical Co. Ltd.	63,980	848
	Samyang Corp.	24,474	846
	HS Industries Co. Ltd.	313,182	840
*,1	Sangsangin Co. Ltd.	288,645	836
	KC Co. Ltd.	55,206	787
	Able C&C Co. Ltd.	150,097	787
*	Dongkuk CM Co. Ltd.	139,242	766
	KISCO Corp.	148,646	758
	Woongjin Thinkbig Co. Ltd.	374,697	742
*	Wonik Holdings Co. Ltd.	282,074	737
*	HJ Shipbuilding & Construction Co. Ltd.	211,327	729
	Daehan Flour Mill Co. Ltd.	7,283	722
*	Inscobee Inc.	756,988	720
	Maeil Dairies Co. Ltd.	21,677	693
[1]	Cuckoo Homesys Co. Ltd.	41,570	691

48

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sindoh Co. Ltd.	27,107	688
	Kolon Corp.	50,498	681
	BGF Co. Ltd.	229,646	679
	Aekyung Industrial Co. Ltd.	46,914	676
	Eusu Holdings Co. Ltd.	150,259	675
*	Ace Technologies Corp.	419,131	663
	LOTTE Himart Co. Ltd.	82,729	658
*	Enzychem Lifesciences Corp.	466,542	657
	Hansol Holdings Co. Ltd.	292,976	652
*,1	Eoflow Co. Ltd.	194,584	631
	CJ Freshway Corp.	33,406	618
*	Interflex Co. Ltd.	72,569	598
*	Homecast Co. Ltd.	243,243	587
[1]	OptoElectronics Solutions Co. Ltd.	58,194	579
*	Dongsung Pharmaceutical Co. Ltd.	128,195	573
*	Aprogen Biologics	2,501,421	563
	Cuckoo Holdings Co. Ltd.	44,020	559
	Hyundai Bioland Co. Ltd.	71,668	554
	ICD Co. Ltd.	78,844	551
*	Giantstep Inc.	56,889	544
*,1	Telcon RF Pharmaceutical Inc.	786,783	533
	LG HelloVision Co. Ltd.	193,176	513
	TY Holdings Co. Ltd.	150,277	492
	DB Financial Investment Co. Ltd.	143,404	428
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	414
	Dongkuk Holdings Co. Ltd.	31,876	216
	Hanil Holdings Co. Ltd.	13,284	115
			8,224,215
Spain (2.2%)
	Iberdrola SA (XMAD)	48,424,448	635,173
	Banco Santander SA	130,341,135	545,176
	Banco Bilbao Vizcaya Argentaria SA	48,648,421	443,394
	Industria de Diseno Textil SA	8,539,770	372,625
	Amadeus IT Group SA	3,662,727	263,063
[2]	Cellnex Telecom SA	4,554,556	179,327
	Telefonica SA	40,761,392	159,372
	Repsol SA	10,448,905	154,998
	Ferrovial SE	4,201,892	153,373
	CaixaBank SA	30,757,172	126,668
		Shares	Market Value• ($000)
[2]	Aena SME SA	570,796	103,606
	ACS Actividades de Construccion y Servicios SA	1,927,900	85,627
	Redeia Corp. SA	3,506,599	57,784
	Endesa SA	2,580,533	52,646
	Banco de Sabadell SA	42,661,740	52,515
*	Grifols SA	2,554,177	43,695
	Bankinter SA	5,563,492	35,682
	Enagas SA	2,018,132	34,045
	Naturgy Energy Group SA	1,111,104	33,141
	Merlin Properties Socimi SA	2,712,559	30,118
	Acciona SA	187,485	27,606
	Fluidra SA	1,105,333	23,044
[1]	Vidrala SA (XMAD)	184,300	19,112
	Viscofan SA	316,196	18,731
	Inmobiliaria Colonial Socimi SA	2,584,943	18,706
	Acerinox SA	1,584,850	18,677
	Mapfre SA	8,031,478	17,260
[1]	Indra Sistemas SA	1,005,239	15,569
	Corp. ACCIONA Energias Renovables SA	464,052	14,402
*	Solaria Energia y Medio Ambiente SA	670,386	13,795
	Cia de Distribucion Integral Logista Holdings SA	508,910	13,763
[2]	Unicaja Banco SA	12,554,537	12,364
	Applus Services SA	1,047,344	11,561
	Laboratorios Farmaceuticos Rovi SA	173,314	11,537
	CIE Automotive SA	384,623	10,947
	Sacyr SA	3,149,109	10,890
	Ebro Foods SA	621,229	10,642
	Faes Farma SA	2,610,782	9,112
	Construcciones y Auxiliar de Ferrocarriles SA	208,420	7,509
	Almirall SA	675,345	6,288
*	Melia Hotels International SA	842,132	5,555
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,466,404	5,140
	Pharma Mar SA	113,166	5,135
[1]	Fomento de Construcciones y Contratas SA	306,948	4,934
[2]	Gestamp Automocion SA	1,253,477	4,852
[1]	Prosegur Cia de Seguridad SA	1,942,431	3,774
*	Tecnicas Reunidas SA	352,688	3,255

49

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Lar Espana Real Estate Socimi SA	469,769	3,189
[2]	Global Dominion Access SA	825,572	3,068
	Ence Energia y Celulosa SA	974,227	3,054
	Atresmedia Corp. de Medios de Comunicacion SA	704,979	2,801
[2]	Neinor Homes SA	208,181	2,430
[2]	Prosegur Cash SA	3,053,987	1,814
*	Distribuidora Internacional de Alimentacion SA	102,880,236	1,340
*,1	NH Hotel Group SA	198,590	920
			3,904,804
Sweden (3.0%)
	Atlas Copco AB Class A	20,566,089	354,377
	Volvo AB Class B	12,137,710	315,823
	Investor AB Class B	13,149,899	304,942
	Assa Abloy AB Class B	7,907,181	227,879
	Hexagon AB Class B	17,179,474	206,348
	Sandvik AB	8,756,313	190,234
	Skandinaviska Enskilda Banken AB Class A	13,230,951	182,596
	Atlas Copco AB Class B	12,284,554	182,255
[2]	Evolution AB	1,493,073	177,841
	Swedbank AB Class A	8,195,828	165,700
	Telefonaktiebolaget LM Ericsson Class B	23,811,547	149,850
	Svenska Handelsbanken AB Class A	11,808,146	128,324
	Essity AB Class B	4,957,589	122,860
	Epiroc AB Class A	5,071,601	102,086
	Alfa Laval AB	2,511,714	100,554
	EQT AB	3,411,654	96,596
	Investor AB Class A (XSTO)	3,790,454	87,134
[1]	H & M Hennes & Mauritz AB Class B	4,936,758	86,591
	Nibe Industrier AB Class B	11,834,956	83,110
	Svenska Cellulosa AB SCA Class B	4,793,317	72,007
	Boliden AB	2,229,400	69,779
	SKF AB Class B	3,130,751	62,742
	Trelleborg AB Class B	1,805,891	60,613
	Indutrade AB	2,225,687	58,007
	Epiroc AB Class B	3,073,539	53,903
	Skanska AB Class B	2,901,653	52,571
	Telia Co. AB	20,020,462	51,081
*	Castellum AB	3,475,442	49,347
	Volvo AB Class A	1,801,832	47,806
		Shares	Market Value• ($000)
	Lifco AB Class B	1,838,940	45,148
	Saab AB Class B	747,564	45,051
*	Swedish Orphan Biovitrum AB	1,629,983	43,269
	Industrivarden AB Class A	1,295,992	42,371
	Beijer Ref AB	3,155,398	42,342
	Getinge AB Class B	1,814,763	40,410
	AddTech AB Class B	1,808,544	39,793
	Sagax AB Class B	1,427,736	39,298
	Securitas AB Class B	3,943,746	38,664
	Tele2 AB Class B	4,451,927	38,267
	SSAB AB Class B	4,828,989	36,973
*	Fastighets AB Balder Class B	5,074,099	35,985
	L E Lundbergforetagen AB Class B	600,143	32,682
	AAK AB	1,410,500	31,459
	Industrivarden AB Class C	948,806	30,959
	Investment AB Latour Class B	1,164,061	30,366
	Holmen AB Class B	663,131	28,009
	Hexpol AB	2,009,117	24,342
	Fortnox AB	4,030,837	24,115
	Husqvarna AB Class B	2,908,663	23,992
	Avanza Bank Holding AB	1,020,254	23,700
	Axfood AB	872,913	23,636
	Nordnet AB publ	1,382,143	23,531
[2]	Dometic Group AB	2,587,706	23,181
	Elekta AB Class B	2,812,683	23,036
	Sweco AB Class B	1,657,095	22,240
[2]	Thule Group AB	810,551	22,102
	Sectra AB Class B	1,230,266	21,965
	Fabege AB	2,038,964	21,903
*	Kinnevik AB Class B	1,961,366	21,082
	Lagercrantz Group AB Class B	1,551,514	20,820
	Wihlborgs Fastigheter AB	2,157,073	20,183
*,1	Embracer Group AB	7,225,782	19,602
*,2	Sinch AB	5,060,334	18,882
*	Electrolux AB Class B	1,755,086	18,854
	SSAB AB Class A	2,474,169	18,845
	Billerud Aktiebolag	1,723,067	17,560
[2]	Munters Group AB	1,051,040	17,139
*	Volvo Car AB Class B	5,159,095	16,732
	Vitec Software Group AB Class B	276,252	16,064
	Mycronic AB	561,114	16,010
	Hemnet Group AB	654,457	15,705
	Loomis AB	576,058	15,335
	Wallenstam AB Class B	2,797,111	15,172
	Nyfosa AB	1,474,541	14,026
[2]	Bravida Holding AB	1,663,628	13,377
	Bure Equity AB	445,952	12,656
	Catena AB	266,768	12,491

50

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hufvudstaden AB Class A	860,753	12,116
	Alleima AB	1,510,259	11,501
	HMS Networks AB	228,873	11,304
	AFRY AB	792,870	10,995
	Lindab International AB	557,035	10,993
	Pandox AB	706,113	10,556
	Vitrolife AB	540,159	10,431
	Storskogen Group AB Class B	11,162,344	10,268
	Betsson AB Class B	930,391	10,022
	Electrolux Professional AB Class B	1,831,590	9,990
	Granges AB	856,085	9,858
	AddLife AB Class B	887,839	9,649
[1]	JM AB	520,981	9,177
	Bufab AB	237,038	9,111
	Peab AB Class B	1,561,268	8,869
*	Camurus AB	164,071	8,752
	AddNode Group AB	982,070	8,290
	Atrium Ljungberg AB Class B	356,937	8,176
	Instalco AB	1,974,512	8,009
	NCC AB Class B	633,107	7,895
	Bilia AB Class A	584,676	7,812
	Mips AB	213,974	7,746
	Medicover AB Class B	519,045	7,743
	Nolato AB Class B	1,428,718	7,511
	Troax Group AB	304,826	7,495
*,1,2	BioArctic AB	273,164	7,248
	Arjo AB Class B	1,823,247	7,137
*	Modern Times Group MTG AB Class B	812,972	6,956
*	Sdiptech AB Class B	254,394	6,823
	Beijer Alma AB	346,376	6,531
*	OX2 AB	1,188,849	6,469
[1]	Svenska Handelsbanken AB Class B	497,975	6,433
	Corem Property Group AB Class B	5,921,021	6,246
*,2	Boozt AB	450,324	6,051
	Cibus Nordic Real Estate AB publ	451,868	5,996
	Dios Fastigheter AB	693,057	5,952
	Biotage AB	438,180	5,863
	Ratos AB Class B	1,620,316	5,805
	NP3 Fastigheter AB	251,222	5,797
	INVISIO AB	263,607	5,126
*,1,2	Scandic Hotels Group AB	1,078,729	4,966
*,1	Truecaller AB Class B	1,358,884	4,692
	Clas Ohlson AB Class B	286,094	4,488
[1]	Intrum AB	638,164	4,414
*	Stillfront Group AB	3,600,022	4,339
[1]	Samhallsbyggnadsbolaget i Norden AB	8,634,564	4,334
[1]	Hexatronic Group AB	1,588,627	4,309
		Shares	Market Value• ($000)
	Platzer Fastigheter Holding AB Class B	486,490	4,050
	Systemair AB	514,691	4,019
	SkiStar AB	327,008	3,885
	MEKO AB	331,726	3,596
	Fagerhult Group AB	545,548	3,574
*,2	Attendo AB	832,069	2,976
	Cloetta AB Class B	1,628,089	2,960
[2]	Resurs Holding AB	1,180,554	2,802
*	Norion Bank AB	644,209	2,781
	Sagax AB Class D	998,132	2,772
	Investment AB Oresund	257,730	2,734
	Skandinaviska Enskilda Banken AB Class C	183,338	2,526
	Volati AB	158,191	1,743
	Telefonaktiebolaget LM Ericsson Class A	257,276	1,631
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	1,571,172	940
	Svenska Cellulosa AB SCA Class A	31,965	476
	NCC AB Class A	27,527	343
*,1	Viaplay Group AB	599,778	309
			5,486,641
Switzerland (7.7%)
	Nestle SA (Registered)	21,748,064	2,521,033
	Novartis AG (Registered)	16,845,223	1,701,544
	Roche Holding AG	5,636,544	1,638,507
	UBS Group AG (Registered)	24,521,921	761,690
	Zurich Insurance Group AG	1,171,710	612,602
	Cie Financiere Richemont SA Class A (Registered)	4,173,359	576,442
	ABB Ltd. (Registered)	12,171,875	540,409
	Sika AG (Registered)	1,185,635	386,607
	Holcim AG	4,221,134	331,534
	Alcon Inc.	4,003,168	313,192
	Givaudan SA (Registered)	64,662	268,135
	Swiss Re AG	2,345,622	263,954
	Partners Group Holding AG	179,136	259,022
	Lonza Group AG (Registered)	603,738	254,528
	Geberit AG (Registered)	269,913	173,262
	Swiss Life Holding AG (Registered)	242,061	168,221
	Kuehne & Nagel International AG (Registered)	409,062	141,166

51

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Straumann Holding AG (Registered)	868,077	140,284
	Sonova Holding AG (Registered)	411,925	134,719
	Swisscom AG (Registered)	206,744	124,433
	Logitech International SA (Registered)	1,279,594	121,675
*	Sandoz Group AG	3,511,112	112,967
[2]	VAT Group AG	208,678	104,810
	SGS SA (Registered)	1,176,416	101,561
	Chocoladefabriken Lindt & Spruengli AG (Registered)	830	100,694
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,015	96,209
	Julius Baer Group Ltd.	1,661,008	93,179
	Schindler Holding AG (XSWX)	330,179	82,662
	Roche Holding AG (Bearer)	238,887	74,228
	Swiss Prime Site AG (Registered)	615,285	65,739
	Swatch Group AG (Bearer)	238,596	64,920
	Adecco Group AG (Registered)	1,291,431	63,427
	SIG Group AG	2,678,605	61,691
	Baloise Holding AG (Registered)	366,171	57,411
	PSP Swiss Property AG (Registered)	366,340	51,218
	Barry Callebaut AG (Registered)	28,996	48,950
	Georg Fischer AG (Registered)	666,426	48,499
	EMS-Chemie Holding AG (Registered)	57,728	46,807
	Temenos AG (Registered)	492,039	45,852
	Tecan Group AG (Registered)	103,582	42,376
	Belimo Holding AG (Registered)	75,268	41,545
	Helvetia Holding AG (Registered)	282,244	38,918
	Schindler Holding AG (Registered)	155,376	36,899
[2]	Galenica AG	394,916	34,162
	Siegfried Holding AG (Registered)	32,999	33,755
*	Avolta AG	851,662	33,531
	Flughafen Zurich AG (Registered)	153,253	32,021
	Banque Cantonale Vaudoise (Registered)	229,193	29,559
		Shares	Market Value• ($000)
	Clariant AG (Registered)	1,829,968	27,037
	BKW AG	146,704	26,094
	Accelleron Industries AG	761,855	23,827
	Inficon Holding AG (Registered)	15,724	22,582
	Bucher Industries AG (Registered)	52,563	22,095
	Allreal Holding AG (Registered)	117,993	21,099
	Swatch Group AG (Registered)	399,454	20,943
	DKSH Holding AG	290,056	20,151
	Bachem Holding AG	254,392	19,700
	Softwareone Holding AG	981,874	19,168
	Comet Holding AG (Registered)	60,630	19,157
*,1	ams-OSRAM AG	7,573,310	19,090
	Emmi AG (Registered)	17,204	18,646
	Cembra Money Bank AG	237,954	18,570
	Mobimo Holding AG (Registered)	57,800	17,924
	SFS Group AG	141,652	17,576
	Swissquote Group Holding SA (Registered)	70,488	17,191
	Landis & Gyr Group AG	175,430	15,861
[1]	Stadler Rail AG	430,850	15,529
	Burckhardt Compression Holding AG	25,605	15,446
	Valiant Holding AG (Registered)	128,218	14,549
	Sulzer AG (Registered)	141,653	14,478
	Vontobel Holding AG (Registered)	222,985	14,466
*	Aryzta AG	7,661,278	14,150
	Interroll Holding AG (Registered)	4,436	14,097
	Daetwyler Holding AG	59,996	13,955
	St Galler Kantonalbank AG (Registered)	22,930	13,403
	dormakaba Holding AG	24,661	13,320
	VZ Holding AG	107,966	12,615
	Kardex Holding AG (Registered)	47,359	12,288
	Huber & Suhner AG (Registered)	136,875	11,076
	Ypsomed Holding AG (Registered)	27,885	10,051
	LEM Holding SA (Registered)	3,867	9,542

52

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Forbo Holding AG (Registered)	7,470	9,376
	EFG International AG	721,589	9,271
	Komax Holding AG (Registered)	37,852	9,033
*,2	Sensirion Holding AG	83,507	8,296
	SKAN Group AG	85,953	8,251
[2]	Medacta Group SA	48,818	7,301
	OC Oerlikon Corp. AG (Registered)	1,513,339	6,841
*,1	Meyer Burger Technology AG	28,984,441	6,759
	u-blox Holding AG	56,027	6,658
	Intershop Holding AG	8,889	6,505
	ALSO Holding AG (Registered)	21,588	6,450
	Bystronic AG	10,850	6,153
*	DocMorris AG	68,080	5,991
	Bossard Holding AG (Registered) Class A	20,552	5,411
	Zehnder Group AG	76,425	4,867
	Vetropack Holding AG (Registered)	101,952	4,737
	Schweiter Technologies AG	7,618	4,704
*	Autoneum Holding AG	28,926	4,696
	Bell Food Group AG (Registered)	15,453	4,668
	Arbonia AG	401,662	4,604
	COSMO Pharmaceuticals NV	75,309	4,556
[2]	Medmix AG	196,470	4,441
	Implenia AG (Registered)	117,995	4,283
*	Basilea Pharmaceutica AG (Registered)	97,194	4,081
	PIERER Mobility AG	71,061	3,873
	Hiag Immobilien Holding AG	39,031	3,705
*,2	Montana Aerospace AG	175,699	3,691
*,2	Medartis Holding AG	36,258	3,622
	Leonteq AG	84,283	3,448
	Investis Holding SA	22,336	2,591
	Rieter Holding AG (Registered)	23,372	2,507
*,1	Idorsia Ltd.	958,060	2,415
*,2	PolyPeptide Group AG	114,780	2,393
	VP Bank AG Class A	19,068	1,987
	APG SGA SA	8,401	1,829
			13,822,219
United Kingdom (12.7%)
	Shell plc (XLON)	53,813,515	1,761,537
	AstraZeneca plc	12,028,611	1,622,538
	HSBC Holdings plc	158,578,814	1,282,897
	Unilever plc (XLON)	20,399,519	987,562
		Shares	Market Value• ($000)
	BP plc	135,773,832	804,877
	Rio Tinto plc	8,866,289	659,485
	Diageo plc	17,983,760	652,724
	RELX plc	15,419,817	611,763
	GSK plc	32,734,911	604,588
	Glencore plc	100,304,092	602,933
	British American Tobacco plc	18,098,013	529,533
	London Stock Exchange Group plc	3,678,654	434,859
	National Grid plc	29,891,690	402,681
	Reckitt Benckiser Group plc	5,825,174	401,957
	CRH plc (SGMX)	5,760,176	396,411
	Compass Group plc	13,962,365	382,057
	BAE Systems plc	24,802,843	351,064
	Ferguson plc	1,668,539	319,571
	Lloyds Banking Group plc	518,565,516	314,529
	Experian plc	7,455,003	304,129
*	Rolls-Royce Holdings plc	68,136,862	259,899
*	Flutter Entertainment plc (XDUB)	1,435,410	254,787
	Prudential plc (XLON)	22,388,588	252,604
	Ashtead Group plc	3,550,513	246,786
	Anglo American plc	9,825,621	245,903
	Barclays plc	122,730,871	240,315
	3i Group plc	7,740,011	238,234
	Tesco plc	57,433,196	212,774
	SSE plc	8,869,229	209,367
	Haleon plc	44,799,882	183,423
	Imperial Brands plc	7,315,362	168,457
	Vodafone Group plc	177,711,890	155,203
	Legal & General Group plc	48,197,498	154,024
	Standard Chartered plc	17,933,430	152,186
	NatWest Group plc	44,738,596	124,615
	Sage Group plc	8,330,932	124,371
	Aviva plc	22,166,117	122,655
	InterContinental Hotels Group plc	1,357,228	122,389
	Rentokil Initial plc	20,494,230	115,511
	Informa plc	11,302,504	112,419
	Segro plc	9,926,451	111,943
	Bunzl plc	2,738,973	111,300
	Next plc	985,678	101,894
	Smith & Nephew plc	7,089,835	97,394
	Halma plc	3,073,838	89,375
	Admiral Group plc	2,484,836	84,953
	Smurfit Kappa Group plc	2,114,328	83,915
	Associated British Foods plc	2,761,109	83,217
	WPP plc	8,454,638	80,758
	BT Group plc	51,229,654	80,717
	Centrica plc	44,848,758	80,401

53

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Spirax-Sarco Engineering plc	597,880	79,994
	Melrose Industries plc (XLON)	10,867,789	78,557
	Mondi plc (XLON)	3,936,688	77,020
	United Utilities Group plc	5,539,036	74,823
	Whitbread plc	1,590,734	74,060
	Croda International plc	1,132,481	72,846
	Severn Trent plc	2,207,167	72,582
	Pearson plc	5,799,446	71,234
	Intertek Group plc	1,310,671	70,955
*	Wise plc Class A	6,104,203	67,888
[2]	Auto Trader Group plc	7,286,638	66,940
	Entain plc	5,155,036	65,011
	Smiths Group plc	2,856,796	64,122
	Antofagasta plc	2,819,030	60,276
	DCC plc	802,205	59,027
	Barratt Developments plc	7,936,924	56,856
	Marks & Spencer Group plc	15,952,755	55,286
	J Sainsbury plc	14,101,522	54,367
	B&M European Value Retail SA	7,581,317	54,058
	Land Securities Group plc	5,988,383	53,742
	Taylor Wimpey plc	28,474,613	53,302
	Burberry Group plc	2,944,517	53,110
	Berkeley Group Holdings plc	848,606	50,663
	Weir Group plc	2,100,611	50,475
	M&G plc	17,807,281	50,397
	Rightmove plc	6,622,391	48,681
	Diploma plc	1,062,559	48,529
	Intermediate Capital Group plc	2,251,447	48,099
	Kingfisher plc	15,468,478	47,927
*	Ocado Group plc	4,928,873	47,613
	Coca-Cola HBC AG	1,595,151	46,838
	Persimmon plc	2,584,421	45,683
	IMI plc	2,091,524	44,816
	Howden Joinery Group plc	4,264,489	44,149
	Dechra Pharmaceuticals plc	896,129	44,040
	JD Sports Fashion plc	20,049,793	42,312
[2]	ConvaTec Group plc	13,246,818	41,223
	Spectris plc	846,933	40,738
	DS Smith plc	10,396,255	40,681
	Phoenix Group Holdings plc	5,965,385	40,619
	RS Group plc	3,842,916	40,113
	St. James's Place plc	4,389,327	38,188
	British Land Co. plc	7,508,317	38,171
	Schroders plc	6,836,249	37,379
	UNITE Group plc	2,802,336	37,225
		Shares	Market Value• ($000)
	Hiscox Ltd.	2,718,899	36,533
	Beazley plc	5,377,679	35,738
	Abrdn plc	15,610,398	35,491
	Investec plc	5,064,398	34,250
	Games Workshop Group plc	266,653	33,511
	Endeavour Mining plc	1,485,210	33,233
	Tritax Big Box REIT plc	15,393,700	33,033
	Vistry Group plc	2,800,731	32,731
	Bellway plc	982,509	32,092
	Johnson Matthey plc	1,460,889	31,596
	IG Group Holdings plc	3,072,351	29,945
	Hikma Pharmaceuticals plc	1,310,137	29,854
	Hargreaves Lansdown plc	3,074,794	28,737
	Rotork plc	6,960,222	28,645
	Man Group plc	9,573,295	28,366
*,1	TUI AG	3,637,698	28,343
	Inchcape plc	3,043,938	27,715
	Tate & Lyle plc	3,245,407	27,225
	Derwent London plc	904,502	27,204
	Greggs plc	816,332	27,061
*	Direct Line Insurance Group plc	10,673,313	24,717
	ITV plc	30,194,543	24,300
	Big Yellow Group plc	1,502,292	23,387
	Britvic plc	2,088,904	22,360
	LondonMetric Property plc	8,802,226	21,439
	Cranswick plc	430,427	20,851
	Harbour Energy plc	5,264,771	20,685
	Computacenter plc	574,569	20,419
	Pennon Group plc	2,119,112	20,321
	Virgin Money UK plc	9,564,799	19,984
	Grainger plc	5,883,844	19,835
*	easyJet plc	3,045,685	19,758
*	Carnival plc	1,189,179	19,733
	Drax Group plc	3,157,675	19,732
	Shaftesbury Capital plc	10,980,669	19,328
	Safestore Holdings plc	1,713,068	19,293
	OSB Group plc	3,260,448	19,253
*	International Distributions Services plc	5,504,542	19,066
	Balfour Beatty plc	4,514,605	19,016
	Grafton Group plc GDR	1,630,971	18,949
*	SSP Group plc	6,333,165	18,941
*,2	Network International Holdings plc	3,657,341	18,205
	Serco Group plc	8,826,382	18,186
	Travis Perkins plc	1,719,621	18,123
	Hays plc	12,920,295	17,981

54

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	International Consolidated Airlines Group SA	9,001,261	17,760
	Softcat plc	1,010,096	17,508
	WH Smith plc	1,020,386	17,327
	Redrow plc	2,172,141	17,013
*,2	Watches of Switzerland Group plc	1,870,137	16,863
	QinetiQ Group plc	4,176,182	16,441
	LXI REIT plc	12,134,919	16,181
	Pets at Home Group plc	3,942,998	16,008
	TP ICAP Group plc	6,393,012	15,894
	Pagegroup plc	2,559,535	15,893
	Paragon Banking Group plc	1,787,197	15,844
	Lancashire Holdings Ltd.	1,981,254	15,735
	Hill & Smith plc	645,115	15,670
	Domino's Pizza Group plc	3,254,869	15,609
*,2	Trainline plc	3,777,692	15,501
*,2	Deliveroo plc	9,485,075	15,428
*	Darktrace plc	3,300,823	15,399
*	Indivior plc	1,009,883	15,249
	Moneysupermarket.com Group plc	4,218,196	15,031
	Dowlais Group plc	10,939,390	14,868
	TBC Bank Group plc	411,882	14,851
	Energean plc	1,115,139	14,833
[2]	Airtel Africa plc	8,835,747	14,657
	Genus plc	530,305	14,648
[2]	Quilter plc	11,147,553	14,579
	Assura plc	23,706,366	14,539
	Bank of Georgia Group plc	285,948	14,484
*	Playtech plc	2,473,434	14,161
	Primary Health Properties plc	10,699,365	14,147
*	IWG plc	5,839,247	14,062
	Plus500 Ltd.	650,011	13,804
	Mitie Group plc	10,752,836	13,613
	Victrex plc	698,762	13,557
	Savills plc	1,089,573	13,445
*	Oxford Nanopore Technologies plc	4,980,363	13,214
	4imprint Group plc	224,638	13,066
*	Ascential plc	3,470,666	12,961
	Bytes Technology Group plc (XLON)	1,637,389	12,751
	Renishaw plc	279,114	12,703
	Dunelm Group plc	908,732	12,681
	Oxford Instruments plc	433,643	12,641
	Coats Group plc	12,782,695	12,593
	Firstgroup plc	5,586,159	12,461
	Close Brothers Group plc	1,220,362	12,327
[2]	JTC plc	1,174,343	12,201
*	Frasers Group plc	1,031,669	11,964
		Shares	Market Value• ($000)
*	John Wood Group plc	5,463,733	11,942
	Centamin plc	9,373,341	11,903
	Bodycote plc	1,512,716	11,442
	Telecom Plus plc	554,652	11,386
	Hammerson plc	31,265,597	11,300
	Fresnillo plc	1,483,580	11,234
	Supermarket Income REIT plc	10,152,081	11,230
	Sirius Real Estate Ltd.	9,261,104	11,143
	Kainos Group plc	757,623	10,799
	Rathbones Group plc	482,085	10,699
	Vesuvius plc	1,728,056	10,597
	Ashmore Group plc	3,674,603	10,413
	Babcock International Group plc	2,043,524	10,274
	Chemring Group plc	2,287,049	10,209
	Future plc	984,702	9,988
	Genuit Group plc	1,899,130	9,735
	Morgan Sindall Group plc	341,507	9,628
	AJ Bell plc	2,396,761	9,562
	Great Portland Estates plc	1,731,786	9,251
	Premier Foods plc	5,313,408	9,185
	Just Group plc	8,383,786	9,161
	IntegraFin Holdings plc	2,312,733	8,933
	Volution Group plc	1,558,275	8,599
	Redde Northgate plc	1,839,258	8,532
*,1	THG plc	7,764,734	8,414
	Workspace Group plc	1,162,536	8,401
	Morgan Advanced Materials plc	2,287,774	8,242
	Clarkson plc	203,279	8,193
	Senior plc	3,478,801	7,858
*	J D Wetherspoon plc	756,032	7,811
*	Elementis plc	4,650,913	7,561
	Spirent Communications plc	4,806,820	7,537
[2]	Bridgepoint Group plc	2,011,233	7,122
*	Helios Towers plc	6,255,392	7,104
*	Mitchells & Butlers plc	2,058,625	6,760
*,2	Aston Martin Lagonda Global Holdings plc	2,352,847	6,738
	Rhi Magnesita NV	151,554	6,685
	Hilton Food Group plc	652,117	6,652
	Marshalls plc	1,851,913	6,585
[2]	Spire Healthcare Group plc	2,257,803	6,511
	Keller Group plc	574,349	6,438
	Ninety One plc	2,754,889	6,429
[1]	C&C Group plc	3,217,194	6,256
	IP Group plc	7,810,428	5,789

55

Developed Markets Index Fund
		Shares	Market Value• ($000)
[2]	Ibstock plc	2,946,560	5,683
	Crest Nicholson Holdings plc	1,998,497	5,526
*	Currys plc	8,373,227	5,386
	Diversified Energy Co. plc	376,942	5,343
	Dr. Martens plc	4,716,234	5,313
	Essentra plc	2,392,202	5,168
*,2	Trustpilot Group plc	2,701,025	5,103
[2]	TI Fluid Systems plc	2,547,085	4,986
*	PureTech Health plc	2,024,573	4,979
[2]	Petershill Partners plc	2,298,274	4,961
*	Greencore Group plc	4,001,020	4,922
	Mobico Group plc	4,360,797	4,698
*	Auction Technology Group plc	700,302	4,650
*,1	Tullow Oil plc	9,345,323	4,628
	UK Commercial Property REIT Ltd.	5,831,921	4,603
*	Moonpig Group plc	2,280,248	4,553
	AG Barr plc	673,051	4,400
*	Molten Ventures plc	1,242,844	4,396
	Halfords Group plc	1,731,754	4,395
	Liontrust Asset Management plc	512,671	4,116
	Jupiter Fund Management plc	3,455,699	4,111
	FDM Group Holdings plc	701,348	4,087
	Balanced Commercial Property Trust Ltd.	4,243,269	3,921
	Picton Property Income Ltd.	4,394,109	3,871
	NCC Group plc	2,321,129	3,810
	Wickes Group plc	2,093,441	3,782
*	Capita plc	13,249,213	3,706
*	Alphawave IP Group plc	2,235,354	3,669
	PZ Cussons plc	1,850,121	3,606
*	888 Holdings plc	2,847,783	3,463
*	AO World plc	2,753,542	3,457
*	Hochschild Mining plc	2,499,005	3,407
	Vanquis Banking Group plc	1,997,705	3,290
*,1	ASOS plc	548,479	2,973
*,3	Home REIT plc	5,987,549	2,904
*	S4 Capital plc	3,978,652	2,704
	Ferrexpo plc	2,307,046	2,648
	XP Power Ltd.	150,017	2,586
*	Synthomer plc	963,923	2,325
	Helical plc	824,060	2,323
*	SIG plc	5,337,895	2,264
*	Oxford Biomedica plc	695,277	1,946
	Capricorn Energy plc	785,168	1,695
	CLS Holdings plc	1,305,028	1,693
	Ithaca Energy plc	907,799	1,669
*,1	Petrofac Ltd.	3,356,607	1,597
*	Rank Group plc	1,668,997	1,589
		Shares	Market Value• ($000)
[2]	Bakkavor Group plc	1,183,197	1,228
[2]	CMC Markets plc	821,141	1,098
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			22,946,891
United States (0.0%)
*	Seadrill Ltd.	406,420	19,131
	Gen Digital Inc.	91	2
			19,133
Total Common Stocks (Cost $146,001,677)			177,856,602
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	6,698,910	322,797
	Volkswagen AG Preference Shares	1,634,464	201,458
	Henkel AG & Co. KGaA Preference Shares	1,341,613	107,922
[1]	Sartorius AG Preference Shares	200,735	73,714
	Bayerische Motoren Werke AG Preference Shares	463,144	46,084
*	Grifols SA Preference Shares Class B (XMAD)	2,282,593	26,586
	Hyundai Motor Co. Preference Shares (XKRX)	282,676	25,029
	FUCHS SE Preference Shares	555,731	24,724
*	Telecom Italia SpA Preference Shares	48,928,828	16,389
	Hyundai Motor Co. Preference Shares	182,503	16,052
	LG Chem Ltd. Preference Shares	62,276	14,946
	Sixt SE Preference Shares	134,546	9,972
	Danieli & C Officine Meccaniche SpA Preference Shares	288,771	6,926
	LG Electronics Inc. Preference Shares	153,165	5,432
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	31,697	4,674
	Draegerwerk AG & Co. KGaA Preference Shares	67,390	3,860
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	1,150,093	3,302

56

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Samsung SDI Co. Ltd. Preference Shares	15,739	2,993
	LG H&H Co. Ltd. Preference Shares	24,174	2,961
	Amorepacific Corp. (XKRX) Preference Shares	98,992	2,807
	Daishin Securities Co. Ltd. Preference Shares	196,338	2,076
	CJ CheilJedang Corp. Preference Shares	18,855	1,963
	Corem Property Group AB Preference Shares	69,669	1,386
	Hanwha Corp. Preference Shares	109,383	1,184
Total Preferred Stocks (Cost $844,935)			925,237
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ (Cost $1,129)	70,191	1,382
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	196,679	187
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	127,344	8
*,1	PointsBet Holdings Ltd. Exp. 7/8/24	79,796	—
*,3	Constellation Software Inc. Exp. 3/31/40	152,472	—
Total Warrants (Cost $—)			195
		Shares	Market Value• ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.435% (Cost $2,675,558)	26,765,030	2,675,968
Total Investments (100.8%) (Cost $149,523,299)			181,459,384
Other Assets and Liabilities— Net (-0.8%)			(1,414,223)
Net Assets (100%)			180,045,161
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,941,462,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $3,001,088,000, representing 1.7% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,103,965,000 was received for securities on loan, of which $2,103,354,000 is held in Vanguard Market Liquidity Fund and $611,000 is held in cash.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2024	9,611	482,015	(3,772)
FTSE 100 Index	March 2024	2,395	236,789	5,049
S&P ASX 200 Index	March 2024	1,455	188,015	2,957
S&P TSX 60 Index	March 2024	919	176,219	4,709
Topix Index	March 2024	2,060	345,671	3,978
				12,921

57

Developed Markets Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	3/20/24	AUD	274,237	USD	180,624	6,708	—
State Street Bank & Trust Co.	3/20/24	CAD	86,079	USD	63,383	1,651	—
UBS AG	3/20/24	CAD	86,079	USD	63,351	1,683	—
The Bank of New York Mellon Corp.	3/20/24	CAD	37,349	USD	27,511	707	—
State Street Bank & Trust Co.	3/20/24	EUR	157,666	USD	170,893	3,726	—
JPMorgan Chase Bank, N.A.	3/20/24	EUR	76,285	USD	82,719	1,770	—
Royal Bank of Canada	3/20/24	EUR	61,918	USD	66,981	1,595	—
BNP Paribas	3/20/24	EUR	60,704	USD	65,798	1,433	—
HSBC Bank plc	3/20/24	EUR	60,704	USD	65,719	1,512	—
UBS AG	3/20/24	EUR	40,602	USD	44,807	161	—
Barclays Bank plc	3/20/24	EUR	33,724	USD	36,624	727	—
Morgan Stanley Capital Services Inc.	3/20/24	GBP	101,603	USD	127,346	2,213	—
Royal Bank of Canada	3/20/24	GBP	39,512	USD	49,627	757	—
State Street Bank & Trust Co.	3/20/24	GBP	30,640	USD	38,604	467	—
State Street Bank & Trust Co.	3/21/24	JPY	28,871,712	USD	203,682	3,714	—
Standard Chartered Bank	3/21/24	JPY	17,013,638	USD	118,501	3,714	—
Bank of America, N.A.	3/21/24	JPY	8,448,800	USD	59,740	951	—
The Bank of New York Mellon Corp.	3/20/24	USD	21,906	AUD	32,595	—	(360)
Toronto-Dominion Bank	3/20/24	USD	5,752	AUD	8,556	—	(93)
The Bank of New York Mellon Corp.	3/20/24	USD	20,012	CAD	26,741	—	(191)
Toronto-Dominion Bank	3/20/24	USD	5,385	CAD	7,205	—	(58)
Toronto-Dominion Bank	3/20/24	USD	222,203	CHF	192,596	—	(8,704)
Royal Bank of Canada	3/20/24	USD	27,689	DKK	190,400	—	(624)
Toronto-Dominion Bank	3/20/24	USD	126,141	EUR	115,294	—	(1,551)
JPMorgan Chase Bank, N.A.	3/20/24	USD	48,947	GBP	38,588	—	(259)
Toronto-Dominion Bank	3/20/24	USD	7,217	GBP	5,703	—	(56)
State Street Bank & Trust Co.	3/20/24	USD	10,132	HKD	78,968	1	—
Barclays Bank plc	3/20/24	USD	3,660	HKD	28,545	—	(2)
State Street Bank & Trust Co.	3/21/24	USD	58,870	JPY	8,250,000	—	(392)
UBS AG	3/21/24	USD	17,847	JPY	2,500,942	—	(118)
Toronto-Dominion Bank	3/21/24	USD	10,831	JPY	1,525,260	—	(126)
BNP Paribas	3/20/24	USD	6,534	KRW	8,545,239	—	(133)
Toronto-Dominion Bank	3/20/24	USD	14,333	NOK	157,024	—	(1,150)
UBS AG	3/20/24	USD	22,395	SEK	233,284	—	(808)
58

Developed Markets Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
The Bank of New York Mellon Corp.	3/20/24	USD	17,709	SEK	181,235	—	(317)
State Street Bank & Trust Co.	3/20/24	USD	6,172	SGD	8,251	—	(103)
						33,490	(15,045)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Hanwha Ocean Co.	1/31/24	GSI	5,236	(4.676)	—	(356)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $31,358,000 and cash of $1,900,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
59

Developed Markets Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $146,847,741)	178,783,416
Affiliated Issuers (Cost $2,675,558)	2,675,968
Total Investments in Securities	181,459,384
Investment in Vanguard	5,647
Cash	611
Cash Collateral Pledged—Futures Contracts	85,512
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	11,783
Foreign Currency, at Value (Cost $94,003)	94,159
Receivables for Investment Securities Sold	325,792
Receivables for Accrued Income	567,788
Receivables for Capital Shares Issued	45,686
Variation Margin Receivable—Futures Contracts	1,739
Unrealized Appreciation—Forward Currency Contracts	33,490
Total Assets	182,631,591
Liabilities
Due to Custodian	293,870
Payables for Investment Securities Purchased	8,744
Collateral for Securities on Loan	2,103,965
Payables for Capital Shares Redeemed	156,402
Payables to Vanguard	8,048
Unrealized Depreciation—Forward Currency Contracts	15,045
Unrealized Depreciation—Over-the-Counter Swap Contracts	356
Total Liabilities	2,586,430
Net Assets	180,045,161
1 Includes $1,941,462,000 of securities on loan.
60

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	156,970,553
Total Distributable Earnings (Loss)	23,074,608
Net Assets	180,045,161

Investor Shares—Net Assets
Applicable to 1,863,855 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,235
Net Asset Value Per Share—Investor Shares	$11.93

ETF Shares—Net Assets
Applicable to 2,561,217,051 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	122,714,219
Net Asset Value Per Share—ETF Shares	$47.91

Admiral Shares—Net Assets
Applicable to 1,716,588,577 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,441,497
Net Asset Value Per Share—Admiral Shares	$15.40

Institutional Shares—Net Assets
Applicable to 920,166,026 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,193,596
Net Asset Value Per Share—Institutional Shares	$15.43

Institutional Plus Shares—Net Assets
Applicable to 691,590,556 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,673,614
Net Asset Value Per Share—Institutional Plus Shares	$24.11

See accompanying Notes, which are an integral part of the Financial Statements.
61

Developed Markets Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	4,930,149
Interest[2]	53,212
Securities Lending—Net	56,263
Total Income	5,039,624
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11,048
Management and Administrative—Investor Shares	25
Management and Administrative—ETF Shares	38,102
Management and Administrative—Admiral Shares	13,060
Management and Administrative—Institutional Shares	4,993
Management and Administrative—Institutional Plus Shares	3,866
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	3,739
Marketing and Distribution—Admiral Shares	1,377
Marketing and Distribution—Institutional Shares	520
Marketing and Distribution—Institutional Plus Shares	504
Custodian Fees	5,101
Auditing Fees	61
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	2,528
Shareholders’ Reports—Admiral Shares	280
Shareholders’ Reports—Institutional Shares	97
Shareholders’ Reports—Institutional Plus Shares	112
Trustees’ Fees and Expenses	99
Professional Services	12,471
Other Expenses	124
Total Expenses	98,108
Expenses Paid Indirectly	(122)
Net Expenses	97,986
Net Investment Income	4,941,638
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(1,053,307)
Futures Contracts	216,642
Swap Contracts	(131)
Forward Currency Contracts	(41,942)
Foreign Currencies	(8)
Realized Net Gain (Loss)	(878,746)
62

Developed Markets Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	22,682,919
Futures Contracts	68,099
Swap Contracts	(356)
Forward Currency Contracts	4,743
Foreign Currencies	12,029
Change in Unrealized Appreciation (Depreciation)	22,767,434
Net Increase (Decrease) in Net Assets Resulting from Operations	26,830,326
1	Dividends are net of foreign withholding taxes of $431,161,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $47,615,000, ($284,000), $4,000, and ($341,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $8,000.
4	Includes $591,747,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
63

Developed Markets Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,941,638	4,788,626
Realized Net Gain (Loss)	(878,746)	(1,615,903)
Change in Unrealized Appreciation (Depreciation)	22,767,434	(29,202,426)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,830,326	(26,029,703)
Distributions
Investor Shares	(742)	(603)
ETF Shares	(3,785,156)	(2,812,982)
Admiral Shares	(812,549)	(623,390)
Institutional Shares	(455,255)	(377,819)
Institutional Plus Shares	(504,249)	(394,354)
Total Distributions	(5,557,951)	(4,209,148)
Capital Share Transactions
Investor Shares	(2,896)	(9,832)
ETF Shares	7,850,186	10,385,991
Admiral Shares	1,074,990	1,899,137
Institutional Shares	(595,082)	501,738
Institutional Plus Shares	1,416,031	(515,210)
Net Increase (Decrease) from Capital Share Transactions	9,743,229	12,261,824
Total Increase (Decrease)	31,015,604	(17,977,027)
Net Assets
Beginning of Period	149,029,557	167,006,584
End of Period	180,045,161	149,029,557

See accompanying Notes, which are an integral part of the Financial Statements.
64

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.47	$12.73	$11.79	$10.95	$9.26
Investment Operations
Net Investment Income[1]	.328	.333	.331	.235	.361
Net Realized and Unrealized Gain (Loss) on Investments	1.496	(2.302)	.996	.834	1.651
Total from Investment Operations	1.824	(1.969)	1.327	1.069	2.012
Distributions
Dividends from Net Investment Income	(.364)	(.291)	(.387)	(.229)	(.322)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.364)	(.291)	(.387)	(.229)	(.322)
Net Asset Value, End of Period	$11.93	$10.47	$12.73	$11.79	$10.95
Total Return[2]	17.61%	-15.39%	11.35%	10.11%	21.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$22	$37	$49	$59
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.16%[3]	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.92%	3.06%	2.61%	2.34%	3.56%
Portfolio Turnover Rate[4]	3%	4%	3%	3%	2%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17% and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.04	$51.14	$47.36	$43.98	$37.20
Investment Operations
Net Investment Income[1]	1.361	1.403	1.370	.982	1.289
Net Realized and Unrealized Gain (Loss) on Investments	6.020	(9.281)	4.024	3.363	6.831
Total from Investment Operations	7.381	(7.878)	5.394	4.345	8.120
Distributions
Dividends from Net Investment Income	(1.511)	(1.222)	(1.614)	(.965)	(1.340)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.511)	(1.222)	(1.614)	(.965)	(1.340)
Net Asset Value, End of Period	$47.91	$42.04	$51.14	$47.36	$43.98
Total Return	17.77%	-15.35%	11.49%	10.29%	22.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122,714	$100,471	$110,103	$87,578	$78,752
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.01%	3.22%	2.69%	2.43%	3.13%
Portfolio Turnover Rate[3]	3%	4%	3%	3%	2%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06% and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.52	$16.44	$15.23	$14.14	$11.96
Investment Operations
Net Investment Income[1]	.435	.448	.438	.313	.410
Net Realized and Unrealized Gain (Loss) on Investments	1.928	(2.978)	1.287	1.085	2.198
Total from Investment Operations	2.363	(2.530)	1.725	1.398	2.608
Distributions
Dividends from Net Investment Income	(.483)	(.390)	(.515)	(.308)	(.428)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.483)	(.390)	(.515)	(.308)	(.428)
Net Asset Value, End of Period	$15.40	$13.52	$16.44	$15.23	$14.14
Total Return[2]	17.67%	-15.32%	11.43%	10.26%	22.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,441	$22,214	$24,782	$21,207	$20,143
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.99%	3.21%	2.68%	2.41%	3.10%
Portfolio Turnover Rate[4]	3%	4%	3%	3%	2%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.07%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.53	$16.46	$15.25	$14.16	$11.97
Investment Operations
Net Investment Income[1]	.442	.452	.442	.315	.417
Net Realized and Unrealized Gain (Loss) on Investments	1.944	(2.989)	1.287	1.086	2.205
Total from Investment Operations	2.386	(2.537)	1.729	1.401	2.622
Distributions
Dividends from Net Investment Income	(.486)	(.393)	(.519)	(.311)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.486)	(.393)	(.519)	(.311)	(.432)
Net Asset Value, End of Period	$15.43	$13.53	$16.46	$15.25	$14.16
Total Return	17.84%	-15.34%	11.44%	10.27%	22.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,194	$12,983	$15,219	$14,020	$12,449
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.04%	3.23%	2.70%	2.42%	3.15%
Portfolio Turnover Rate[3]	3%	4%	3%	3%	2%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06% and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.15	$25.73	$23.83	$22.13	$18.72
Investment Operations
Net Investment Income[1]	.687	.717	.693	.495	.647
Net Realized and Unrealized Gain (Loss) on Investments	3.036	(4.680)	2.022	1.693	3.439
Total from Investment Operations	3.723	(3.963)	2.715	2.188	4.086
Distributions
Dividends from Net Investment Income	(.763)	(.617)	(.815)	(.488)	(.676)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.763)	(.617)	(.815)	(.488)	(.676)
Net Asset Value, End of Period	$24.11	$21.15	$25.73	$23.83	$22.13
Total Return	17.80%	-15.33%	11.49%	10.27%	22.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,674	$13,339	$16,866	$15,531	$13,790
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.02%	3.26%	2.71%	2.43%	3.12%
Portfolio Turnover Rate[3]	3%	4%	3%	3%	2%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05% and 0.04%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
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Developed Markets Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Developed Markets Index Fund
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Developed Markets Index Fund
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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Developed Markets Index Fund
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $5,647,000, representing less than 0.01% of the fund’s net assets and 2.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $122,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Developed Markets Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,048,205	160,798,624	9,773	177,856,602
Preferred Stocks	—	925,237	—	925,237
Rights	—	—	1,382	1,382
Warrants	—	8	187	195
Temporary Cash Investments	2,675,968	—	—	2,675,968
Total	19,724,173	161,723,869	11,342	181,459,384
Derivative Financial Instruments
Assets
Futures Contracts[1]	16,693	—	—	16,693
Forward Currency Contracts	—	33,490	—	33,490
Total	16,693	33,490	—	50,183
Liabilities
Futures Contracts[1]	3,772	—	—	3,772
Forward Currency Contracts	—	15,045	—	15,045
Swap Contracts	—	356	—	356
Total	3,772	15,401	—	19,173
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Developed Markets Index Fund
E.	At December 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	16,693	—	16,693
Unrealized Appreciation—Forward Currency Contracts	—	33,490	33,490
Total Assets	16,693	33,490	50,183

Unrealized Depreciation—Futures Contracts[1]	3,772	—	3,772
Unrealized Depreciation—Forward Currency Contracts	—	15,045	15,045
Unrealized Depreciation— Over-the-Counter Swap Contracts	356	—	356
Total Liabilities	4,128	15,045	19,173
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	216,642	—	216,642
Swap Contracts	(131)	—	(131)
Forward Currency Contracts	—	(41,942)	(41,942)
Realized Net Gain (Loss) on Derivatives	216,511	(41,942)	174,569
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	68,099	—	68,099
Swap Contracts	(356)	—	(356)
Forward Currency Contracts	—	4,743	4,743
Change in Unrealized Appreciation (Depreciation) on Derivatives	67,743	4,743	72,486
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	589,562
Total Distributable Earnings (Loss)	(589,562)
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Developed Markets Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	478,409
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	29,836,666
Capital Loss Carryforwards	(7,281,438)
Qualified Late-Year Losses	—
Other Temporary Differences	40,971
Total	23,074,608
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	5,557,951	4,209,148
Long-Term Capital Gains	—	—
Total	5,557,951	4,209,148
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	151,650,076
Gross Unrealized Appreciation	48,480,057
Gross Unrealized Depreciation	(18,659,210)
Net Unrealized Appreciation (Depreciation)	29,820,847
G.	During the year ended December 31, 2023, the fund purchased $15,506,356,000 of investment securities and sold $5,457,124,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,090,739,000 and $1,155,717,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
77

Developed Markets Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,817	248	2,895	268
Issued in Lieu of Cash Distributions	742	65	603	59
Redeemed	(6,455)	(560)	(13,330)	(1,097)
Net Increase (Decrease)—Investor Shares	(2,896)	(247)	(9,832)	(770)
ETF Shares
Issued	7,965,686	173,908	10,385,991	236,804
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(115,500)	(2,500)	—	—
Net Increase (Decrease)—ETF Shares	7,850,186	171,408	10,385,991	236,804
Admiral Shares
Issued	4,661,375	320,781	6,520,144	468,045
Issued in Lieu of Cash Distributions	648,170	43,896	492,120	37,132
Redeemed	(4,234,555)	(291,593)	(5,113,127)	(369,023)
Net Increase (Decrease)—Admiral Shares	1,074,990	73,084	1,899,137	136,154
Institutional Shares
Issued	2,954,089	204,004	3,590,404	251,178
Issued in Lieu of Cash Distributions	413,669	27,991	344,369	25,951
Redeemed	(3,962,840)	(271,040)	(3,433,035)	(242,312)
Net Increase (Decrease)—Institutional Shares	(595,082)	(39,045)	501,738	34,817
Institutional Plus Shares
Issued	4,467,377	195,295	3,667,744	161,793
Issued in Lieu of Cash Distributions	465,138	20,110	365,438	17,602
Redeemed	(3,516,484)	(154,375)	(4,548,392)	(204,261)
Net Increase (Decrease)—Institutional Plus Shares	1,416,031	61,030	(515,210)	(24,866)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially
78

Developed Markets Index Fund
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
79

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
80

Tax information (unaudited)
The fund hereby designates $4,298,586,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $18,793,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $5,357,254,000 and foreign taxes paid of $336,984,000 , or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
81

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1270 022024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2023: $153,000
Fiscal Year Ended December 31, 2022: $144,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2023: $9,326,156
Fiscal Year Ended December 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2023: $3,295,934
Fiscal Year Ended December 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2023: $1,678,928
Fiscal Year Ended December 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2023: $25,000
Fiscal Year Ended December 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2023: $1,703,928
Fiscal Year Ended December 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.